                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03980
                                  ---------------------------------------------

                    Morgan Stanley Institutional Fund Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  9/30
                        --------------------------
Date of reporting period:  9/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[MORGAN STANLEY LOGO]

2003 ANNUAL REPORT

SEPTEMBER 30, 2003


MORGAN STANLEY INSTITUTIONAL FUND TRUST


ADVISORY PORTFOLIOS

ADVISORY FOREIGN FIXED INCOME
ADVISORY FOREIGN FIXED INCOME II
ADVISORY MORTGAGE

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                       2
INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS
ADVISORY PORTFOLIOS:
Advisory Foreign Fixed Income                              3
Advisory Foreign Fixed Income II                           6
Advisory Mortgage                                          9

STATEMENTS OF OPERATIONS                                  14
STATEMENTS OF CHANGES IN NET ASSETS                       15
STATEMENT OF CASH FLOWS                                   16
FINANCIAL HIGHLIGHTS                                      17
NOTES TO FINANCIAL STATEMENTS                             20
INDEPENDENT AUDITOR'S REPORT                              26
FEDERAL INCOME TAX INFORMATION                            27
TRUSTEE AND OFFICER INFORMATION                           28


This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

2003 ANNUAL REPORT

September 30, 2003

SHAREHOLDER'S LETTER


Dear Shareholders:


We are pleased to present to you the Fund's Annual Report for the fiscal year ended September 30, 2003. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed-income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).


Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

October 2003

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in fixed income securities of government and corporate issuers in countries other than the U.S., including both investment grade and high yield securities rated B or higher (commonly referred to as "junk bonds"). The Portfolio may invest, to a limited degree, in issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio had a total return of 1.88%.

FACTORS AFFECTING PERFORMANCE

Most U.S. and international market rates declined during the one-year period, and the dollar's value declined versus major currencies.

As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success.

MANAGEMENT STRATEGIES

Beginning in calendar year 2003, the Portfolio's strategy has involved a focus on selected euro-zone corporate bonds along with holdings of sovereign issues for diversification purposes.

To minimize exposure to changes in the value of the U.S. dollar, the Portfolio's currency exposure remains hedged to the U.S. dollar.

[CHART]

 COMPARISION OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

           ADVISORY FOREIGN                  CITIGROUP BROAD
        FIXED INCOME PORTFOLIO -             INVESTMENT GRADE
          INSTITUTIONAL CLASS                     INDEX
**          5,000,000                           5,000,000
     95     5,605,800                           5,721,810
     96     6,529,210                           6,004,340
     97     7,448,480                           6,587,860
     98     8,207,180                           7,343,340
     99     8,442,880                           7,323,450
     00     8,937,480                           7,829,710
     01     9,931,430                           8,850,610
     02    10,897,800                           9,593,340
     03    11,102,500                          10,119,500

* Minimum Investment
** Commenced operations on October 7, 1994.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP BROAD INVESTMENT GRADE INDEX(1)

                                                   TOTAL RETURNS(2)
                                              -------------------------
                                                       AVERAGE ANNUAL
                                                     ------------------
                                                ONE    FIVE       SINCE
                                               YEAR   YEARS   INCEPTION
-----------------------------------------------------------------------
Portfolio -- Institutional Class(3)            1.88%   6.23%      9.29%
Index -- Institutional Class                   5.49    6.62       8.17

(1)  The Citigroup Broad Investment Grade Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on October 7, 1994.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                                 FACE
                                                               AMOUNT        VALUE
                                                                (000)        (000)
----------------------------------------------------------------------------------
FIXED INCOME SECURITIES (42.7%)
DANISH KRONE (0.3%)
Kingdom of Denmark
  5.00%, 8/15/05                                     DKK        2,500   $      411
----------------------------------------------------------------------------------
EURO (42.1%)
BAT International Finance plc
  4.875%, 2/25/09                                    EUR       10,120       11,950
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                                   340          411
France Telecom S.A
  7.00%, 12/23/09                                               5,500        7,362
Government of France
  5.00%, 7/12/05                                               27,500       33,599
Government of France O.A.T
  5.50%, 4/25/04                                                1,700        2,021
Kingdom of Belgium
  7.25%, 4/29/04                                                  330          396
Kingdom of Spain
  3.25%, 1/31/05                                                  355          421
Netherlands Government
  7.25%, 10/1/04                                                1,700        2,083
Olivetti Finance N.V.
  5.875%, 1/24/08                                               5,925        7,412
Republic of Austria
  3.40%, 10/20/04                                                 350          414
Treuhandanstalt
  7.50%, 9/9/04                                                   330          404
----------------------------------------------------------------------------------
                                                                            66,473
==================================================================================
SWEDISH KRONA (0.3%)
Swedish Government
  6.00%, 2/9/05                                      SEK        3,150          423
----------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $66,322)                              67,307
==================================================================================
SHORT-TERM INVESTMENTS (57.5%)
REPURCHASE AGREEMENT (6.8%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03                               $(f)10,740       10,740
----------------------------------------------------------------------------------
U.S. TREASURY SECURITY (50.7%)
U.S. Treasury Bills
  0.80%, 10/2/03                                               80,000       79,996
----------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $90,738)                               90,736
==================================================================================
TOTAL INVESTMENTS (100.2%) (COST $157,060)                                 158,043
==================================================================================

                                                               AMOUNT       AMOUNT
                                                                (000)        (000)
----------------------------------------------------------------------------------
OTHER ASSETS (53.2%)
  Cash                                               $         79,997
  Interest Receivable                                           1,582
  Due from Broker                                               1,308
  Receivable for Investments Sold                                 977
  Other                                                             8   $   83,872
----------------------------------------------------------------------------------
LIABILITIES (-53.4%)
  Payable for Investments Purchased                           (79,996)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                (3,240)
  Foreign Cash Overdraft Payable                                 (977)
  Payable for Administrative Fees                                 (14)
  Payable for Trustees' Fees and Expenses                         (10)
  Payable for Custodian Fees                                       (1)
  Other Liabilities                                               (12)     (84,250)
----------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $  157,665
==================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                         $  157,177
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      1,962
Accumulated Net Realized Gain (Loss)                                            16
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                        983
  Foreign Currency Exchange Contracts and
    Translations                                                            (3,193)
  Futures Contracts                                                            720
----------------------------------------------------------------------------------
NET ASSETS                                                              $  157,665
==================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 47,909,243 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                       $     3.29
==================================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                 NET
  CURRENCY                              IN                    UNREALIZED
     TO                              EXCHANGE                APPRECIATION
   DELIVER      VALUE   SETTLEMENT      FOR       VALUE     (DEPRECIATION)
   (000)        (000)      DATE        (000)      (000)          (000)
--------------------------------------------------------------------------
EUR    4,660  $  5,433   10/24/03   US$  5,270  $  5,270   $          (163)
EUR   40,791    47,557   10/24/03   US$ 45,256    45,256            (2,301)
EUR   13,754    16,036   10/24/03   US$ 15,260    15,260              (776)
              --------                          --------   ---------------
              $ 69,026                          $ 65,786   $        (3,240)
              ========                          ========   ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                                                              UNREALIZED
                         NUMBER                              APPRECIATION
                           OF        VALUE     EXPIRATION   (DEPRECIATION)
                       CONTRACTS     (000)        DATE           (000)
--------------------------------------------------------------------------
SHORT:
Euro Schatz 2 yr.
  (Germany)            585         $  72,596     Dec-03     $          720
                                                            ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

The Advisory Foreign Fixed Income II Portfolio seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio had a total return of 1.96%.

FACTORS AFFECTING PERFORMANCE

Most U.S. and international market rates declined during the one-year period, and the dollar's value declined versus major currencies.

As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success.

MANAGEMENT STRATEGIES

Beginning in calendar year 2003, the Portfolio's strategy has involved a focus on selected euro-zone corporate bonds along with holdings of sovereign issues for diversification purposes.

To minimize exposure to changes in the value of the U.S. dollar, the Portfolio's currency exposure remains hedged to the U.S. dollar.

[CHART]

 COMPARISION OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

          ADVISORY FOREIGN
           FIXED INCOME II          CITIGROUP
             PORTFOLIO -         BROAD INVESTMENT
         INSTITUTIONAL CLASS       GRADE INDEX
**           5,000,000               5,000,000
     00      5,090,000               5,16,7230
     01      5,605,520               5,840,970
     02      6,281,900               6,331,140
     03      6,405,000               6,678,500

* Minimum Investment
** Commenced operations on June 20, 2000.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP BROAD INVESTMENT GRADE INDEX(1)

                                                         TOTAL RETURNS(2)
                                                        -------------------
                                                                   AVERAGE
                                                                    ANNUAL
                                                          ONE        SINCE
                                                         YEAR    INCEPTION
---------------------------------------------------------------------------
Portfolio -- Institutional Class(3)                     1.96%        7.85%
Index -- Institutional Class                            5.49         9.23

(1)  The Citigroup Broad Investment Grade Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on June 20, 2000.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

STATEMENT OF NET ASSETS

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                 FACE
                                                               AMOUNT        VALUE
                                                                (000)        (000)
----------------------------------------------------------------------------------
FIXED INCOME SECURITIES (43.4%)
EURO (43.0%)
BAT International Finance plc
  4.88%, 2/25/09                                     EUR        1,755   $    2,072
DEPFA Deutsche Pfandbriefbank AG
  5.00%, 2/3/05                                                    80           97
France Telecom S.A.
  7.00%, 12/23/09                                                 930        1,245
Government of France
  5.00%, 7/12/05                                                4,500        5,498
Government of France O.A.T.
  5.50%, 4/25/04                                                  430          511
Kingdom of Belgium
  7.25%, 4/29/04                                                   75           90
Kingdom of Spain
  3.25%, 1/31/05                                                   85          101
Netherlands Government
  7.25%, 10/1/04                                                  420          515
Olivetti Finance N.V.
  5.88%, 1/24/08                                                1,000        1,251
Republic of Austria
  3.40%, 10/20/04                                                  80           94
Treuhandanstalt
  7.50%, 9/9/04                                                    75           92
----------------------------------------------------------------------------------
                                                                            11,566
==================================================================================
SWEDISH KRONA (0.4%)
Swedish Government
  6.00%, 2/9/05                                      SEK          750          101
----------------------------------------------------------------------------------
  TOTAL FIXED INCOME SECURITIES (COST $11,428)                              11,667
==================================================================================
SHORT-TERM INVESTMENTS (56.4%)
REPURCHASE AGREEMENT (4.3%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03                               $(f) 1,152        1,152
----------------------------------------------------------------------------------
U.S. TREASURY SECURITY (52.1%)
U.S. Treasury Bills
  0.80%, 10/2/03                                               14,000       13,999
----------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $15,152)                               15,151
==================================================================================
TOTAL INVESTMENTS (99.8%) (COST $26,580)                                    26,818
==================================================================================

                                                               AMOUNT       AMOUNT
                                                                (000)        (000)
----------------------------------------------------------------------------------
OTHER ASSETS (62.5%)
  Cash                                                     $   14,000
  Receivable for Investments Sold                               2,092
  Due from Broker                                                 384
  Interest Receivable                                             303
  Receivable from Investment Adviser                               15
  Other                                                             1   $   16,795
----------------------------------------------------------------------------------
LIABILITIES (-62.3%)
  Payable for Investments Purchased                           (13,999)
  Foreign Cash Overdraft Payable                               (2,092)
  Net Unrealized Depreciation on Foreign Currency
    Exchange Contracts                                           (617)
  Payable for Administrative Fees                                  (5)
  Payable for Trustees' Fees and Expenses                          (1)
  Payable for Custodian Fees                                       (1)
  Other Liabilities                                               (24)     (16,739)
----------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $   26,874
==================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                         $   26,798
Undistributed (Distributions in Excess of)
  Net Investment Income                                                        316
Accumulated Net Realized Gain (Loss)                                             3
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                        238
  Foreign Currency Exchange Contracts and Translations                        (606)
  Futures Contracts                                                            125
----------------------------------------------------------------------------------
NET ASSETS                                                              $   26,874
==================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,311,241 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                       $    11.63
==================================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                 NET
  CURRENCY                              IN                    UNREALIZED
     TO                              EXCHANGE                APPRECIATION
   DELIVER      VALUE   SETTLEMENT      FOR       VALUE     (DEPRECIATION)
    (000)       (000)      DATE        (000)      (000)          (000)
--------------------------------------------------------------------------
EUR    1,105  $  1,288   10/24/03   US$  1,249  $  1,249     $      (39)
EUR    6,776     7,900   10/24/03   US$  7,518     7,518           (382)
EUR    3,948     4,603   10/24/03   US$  4,380     4,380           (223)
US$    1,809     1,809   10/24/03   EUR  1,575     1,836             27
              --------                          --------     ----------
              $ 15,600                          $ 14,983     $     (617)
              ========                          ========     ==========

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                               NET
                                                           UNREALIZED
                         NUMBER                           APPRECIATION
                           OF       VALUE    EXPIRATION  (DEPRECIATION)
                       CONTRACTS    (000)       DATE          (000)
----------------------------------------------------------------------
SHORT:
Euro Schatz 2 yr.
  (Germany)               102      $ 12,658    Dec-03        $     125
                                                             =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities. The Portfolio invests primarily in investment grade mortgage securities of the U.S. Government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. Government securities and investment grade fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio had a total return of 4.42%.

FACTORS AFFECTING PERFORMANCE

U.S. market rates and yield spreads were quite volatile during the one-year period. U.S. Treasury securities yields declined sharply through mid-June 2003 before rising over the balance of the period. Mortgage spreads experienced little net change despite a significant degree of interim volatility.

As this Portfolio is a special vehicle fund used solely as a part of our clients' broader Morgan Stanley-managed fixed-income strategy, formal evaluation of the Portfolio's return in isolation versus a benchmark is an inappropriate measure of its success.

MANAGEMENT STRATEGIES

As has been the case for most of the past year, the Portfolio's strategy involved a focus on higher-coupon mortgage-backeds and interest-only (IO) securities from higher-coupon collateral.

The Portfolio also maintained exposure to commercial mortgage-backed securities ("CMBS") via total return swaps (receive CMBS total return, pay floating rates) with highly-rated counterparties.

To minimize exposure to generic liquidity yield spreads - which remain quite low
- the Portfolio continued to pay fixed rates and receive floating rates on interest-rate swaps with highly-rated counterparties.

[CHART]

 COMPARISION OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

          ADVISORY MORTGAGE
             PORTFOLIO -            LEHMAN
         INSTITUTIONAL CLASS    MORTGAGE INDEX
**           5,000,000              5,000,000
     95      5,302,000              5,320,000
     96      5,649,000              5,628,000
     97      6,272,000              6,193,000
     98      6,922,000              6,728,000
     99      6,900,000              6,880,000
     00      7,367,000              7,391,000
     01      8,347,000              8,303,000
     02      9,055,000              8,915,000
     03      9,454,500              9,227,000

* Minimum Investment
** Commenced operations on April 12, 1995.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE LEHMAN MORTGAGE INDEX(1)

                                                   TOTAL RETURNS(2)
                                              -------------------------
                                                       AVERAGE ANNUAL
                                                     ------------------
                                               ONE     FIVE       SINCE
                                              YEAR    YEARS   INCEPTION
-----------------------------------------------------------------------
Portfolio -- Institutional Class(3)           4.42%    6.44%      7.81%
Index -- Institutional Class                  3.50     6.52       7.50

(1)  The Lehman Mortgage Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on April 12, 1995.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS

ADVISORY MORTGAGE PORTFOLIO

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (154.5%)
AGENCY ADJUSTABLE RATE MORTGAGES (2.1%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 5/20/24 - 2/20/28                        $     75,371   $     77,179
    5.625%, 10/20/25 - 12/20/27                            22,564         23,484
    5.75%, 7/20/25 - 9/20/27                               15,894         16,238
--------------------------------------------------------------------------------
                                                                         116,901
================================================================================
AGENCY FIXED RATE MORTGAGES (127.6%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    6.75%, 12/1/05                                            @--            @--
    7.00%, 10/26/29                                             1              1
    8.00%, 3/1/07 - 9/1/08                                    133            141
    8.25%, 10/1/06 - 7/1/08                                   141            149
    8.75%, 4/1/08                                              31             33
    9.00%, 10/1/16                                            109            121
    9.50%, 10/1/16 - 3/1/20                                 3,250          3,627
    10.00%, 1/1/09 - 12/1/20                                7,120          7,957
    10.25%, 1/1/09 - 12/1/11                                   40             44
    10.50%, 11/1/08 - 12/1/20                               4,043          4,529
    11.00%, 2/1/11 - 9/1/20                                 2,214          2,495
    11.25%, 6/1/10 - 12/1/15                                   19             22
    11.50%, 1/1/07 - 9/1/19                                 1,320          1,491
    11.75%, 3/1/11 - 4/1/15                                    86             98
    12.00%, 10/1/09 - 7/1/20                                1,350          1,540
    12.50%, 10/1/09 - 6/1/15                                  185            211
    13.00%, 9/1/10 - 11/1/13                                   14             16
    13.50%, 2/1/10                                              5              6
  Gold Pools:
    6.50%, 1/1/24 - 2/1/33                                400,805        418,528
    7.00%, 12/1/26 - 11/1/32                               93,007         98,194
    7.50%, 2/1/23 - 1/1/33                                214,952        229,950
    8.00%, 5/1/20 - 12/1/31                                77,604         83,532
    8.50%, 10/1/10 - 7/1/31                               204,554        219,973
    9.00%, 10/1/17 - 1/1/31                                14,011         15,275
    9.50%, 11/1/16 - 12/1/22                                4,046          4,512
    10.00%, 6/1/17 - 4/1/25                                 3,292          3,683
    10.50%, 6/1/11 - 3/1/21                                 1,032          1,164
    11.00%, 7/1/17 - 9/1/20                                   864            970
    11.50%, 8/1/15 - 6/1/20                                   360            408
    12.00%, 8/1/14 - 6/1/20                                 1,132          1,280
    12.50%, 7/1/19                                             28             32
  October TBA
    5.00%, 10/15/18                                     (i)94,500         96,744
    6.00%, 10/15/31                                    (i)196,050        202,544
    6.50%, 10/15/49                                  (i)1,151,975      1,202,733
  November TBA
    6.00%, 11/15/31                                    (i)186,500        192,153
Federal National Mortgage Association,
  Conventional Pools:
    7.00%, 2/1/05 - 2/1/33                                679,130        718,760
    7.50%, 7/1/16 - 9/1/32                                483,932        516,475
    8.00%, 3/1/07 - 4/1/33                                421,672        369,865
    8.50%, 10/1/05 - 4/1/32                          $    259,376   $    279,514
    9.00%, 6/1/18 - 4/1/26                                  3,676          4,089
    9.50%, 7/1/16 - 4/1/30                                 22,517         25,099
    10.00%, 9/1/10 - 9/1/26                                20,307         22,779
    10.50%, 5/1/06 - 6/1/27                                 6,886          7,759
    10.75%, 10/1/11                                            36             41
    11.00%, 10/1/13 - 7/1/25                                2,122          2,402
    11.25%, 1/1/11 - 1/1/16                                    96            109
    11.50%, 2/1/11 - 8/1/25                                 2,699          3,059
    12.00%, 9/1/10 - 8/1/20                                 1,449          1,649
    12.50%, 1/1/10 - 9/1/15                                 1,171          1,348
  October TBA
    4.50%, 10/25/18                                    (i)190,000        191,544
    5.00%, 10/25/18 - 10/25/33                         (i)695,550        700,024
    5.50%, 10/25/18 - 10/25/33                         (i)472,125        484,874
    6.00%, 10/25/33                                     (i)43,000         44,371
  November TBA
    5.50%, 11/25/33                                    (i)307,875        312,974
    6.00%, 11/25/33                                    (i)292,000        300,486
    6.50%, 11/25/33                                    (i)207,450        215,943
Government National Mortgage Association,
  Various Pools:
    8.50%, 7/15/08 - 3/15/20                                5,513          6,085
    9.00%, 11/15/16 - 11/15/24                             30,811         34,185
    9.50%, 7/15/09 - 10/15/24                              69,925         77,554
    10.00%, 10/15/09 - 2/15/26                            102,217        115,287
    10.50%, 6/15/12 - 4/15/25                              21,657         24,597
    11.00%, 12/15/09 - 4/15/21                             29,446         33,441
    11.50%, 3/15/10 - 11/15/19                              1,852          2,107
    12.00%, 11/15/12 - 5/15/16                              3,517          4,032
    12.50%, 5/15/10 - 7/15/15                                 206            238
    13.00%, 1/15/11 - 10/15/13                                 62             73
    13.50%, 5/15/10 - 9/15/14                                  84             98
--------------------------------------------------------------------------------
                                                                       7,295,017
================================================================================
ASSET BACKED CORPORATES (2.4%)
Asset Securitization Corp.
    6.50%, 2/14/43                                             10             10
Chase Funding Mortgage Loan
    2.005%, 2/25/17                                        13,794         13,815
CitiFinancial Mortgage Securities, Inc.
    1.94%, 1/25/33                                      (g)27,232         27,271
DaimlerChrysler Auto Trust
    7.23%, 1/6/05                                           1,202          1,217
Harley-Davidson Eaglemark Motorcycle Trust
    3.02%, 9/15/06                                         28,204         28,369
    6.28%, 5/15/05                                            171            172
Lehman ABS Manufactured Housing Contract
    3.01%, 3/15/10                                          9,677          9,710
MBNA Master Credit Card Trust
    1.23%, 2/15/07                                            400            400
Nissan Auto Receivables Owner Trust
    3.58%, 9/15/05                                            200            202
West Penn Funding LLC Transition Bonds
    6.63%, 12/26/05                                         1,038          1,051

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                            FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Whole Auto Loan Trust
    1.88%, 6/15/05                                   $     54,072   $     54,186
--------------------------------------------------------------------------------
                                                                         136,403
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -
  AGENCY COLLATERAL SERIES (6.3%)
Federal Home Loan Mortgage Corporation,
    9.50%, 7/15/21                                          1,228          1,242
    Inv Fl IO
    1.50%, 6/17/27                                          4,051            123
    5.437%, 12/15/23                                       17,561            783
    6.38%, 1/15/29                                          3,086            250
    6.89%, 6/15/28                                         25,718          2,014
    7.237%, 10/15/22                                        3,546            361
    7.29%, 12/15/27                                        21,111          1,123
    7.39%, 9/15/30                                         12,028          1,059
    19.495%, 9/15/07                                        1,385            282
    23.888%, 3/15/24                                       35,507         10,645
    41.625%, 11/15/07                                         200             90
    Inv Fl IO PAC
    7.304%, 2/15/08                                         2,246            157
    Inv Fl IO REMIC
    6.38%, 8/15/30                                            121              9
    6.875%, 10/15/08                                        3,153            241
    Inv Fl IO REMIC PAC
    8.475%, 3/15/08                                         1,500            125
    IO
    5.50%, 7/15/30 - 8/15/30                               26,439          2,919
    6.50%, 3/15/33 - 5/15/33                                6,026            839
    7.00%, 4/1/30 - 3/1/32                                 25,119          3,396
    7.50%, 4/1/28 - 8/15/30                                12,690          1,887
    8.00%, 10/15/12 - 7/1/31                               40,310          6,586
    IO PAC
    1.00%, 2/15/27                                         18,341            354
    7.00%, 9/15/27                                            240             28
    IO REMIC
    10.00%, 5/1/20 - 6/1/20                                   352             54
    PAC
    8.55%, 1/15/21                                            134            134
    9.60%, 4/15/20                                            329            328
    9.90%, 10/15/19                                         1,668          1,671
    10.00%, 5/15/20                                         1,091          1,093
    REMIC
    1.625%, 9/15/07                                           959            961
    REMIC PAC
    9.50%, 4/15/20                                            394            395
    10.00%, 6/15/20                                           772            774
Federal National Mortgage Association
    1.525%, 12/25/08                                        2,413          2,419
    2.115%, 10/25/42                                       47,011         46,976
    2.25%, 7/25/42                                         36,840         36,850
    3.25%, 6/25/33                                         44,059         44,424
    4.50%, 5/25/42                                            184            184
    4.75%, 2/25/17                                          2,850          2,871
    7.00%, 9/25/32 - 5/25/33                              116,151         56,120
    Inv Fl IO
    6.304%, 10/25/07                                 $      3,500   $        207
    6.44%, 2/17/31                                            190             20
    6.875%, 7/25/22 - 7/18/27                               4,176            308
    6.88%, 12/25/27                                         2,448            131
    7.08%, 10/25/28                                        17,130          1,511
    7.09%, 12/25/28                                        12,905          1,240
    7.38%, 7/25/30                                            990             88
    7.39%, 8/25/30 - 11/18/30                              20,621          1,768
    7.43%, 10/18/30                                         1,827            158
    7.49%, 10/25/29                                         4,650            358
    Inv Fl IO PAC
    17.442%, 1/25/23                                        3,971            944
    Inv Fl IO REMIC
    57.475%, 9/25/20                                          457            811
    73.125%, 9/25/22                                          646            803
    Inv Fl IO REMIC
    16,210.70%, 9/25/22                                         5          1,385
    IO
    5.00%, 9/25/11                                          8,277            279
    6.00%, 11/25/32 - 8/25/33                             335,341         59,402
    6.50%, 7/1/31 - 5/25/33                                99,371         12,615
    7.00%, 3/1/32 - 4/25/33                                29,067          4,217
    7.50%, 4/1/27 - 1/1/32                                  6,377            975
    8.00%, 2/1/23 - 12/25/30                               42,143          6,923
    8.50%, 10/1/24 - 10/1/25                               17,427          2,711
    9.00%, 11/1/26                                          9,451          1,471
    9.50%, 9/1/18                                               4              1
    IO PAC
    7.50%, 10/18/26                                           943             12
    8.00%, 8/18/27 - 9/18/27                               17,822          2,831
    IO REMIC PAC
    8.00%, 8/18/27                                          4,955            769
    PAC
    8.50%, 9/25/20                                            180            201
    8.60%, 12/25/04                                            58             59
    8.75%, 11/25/19                                            21             23
Government National Mortgage Association,
    Inv Fl IO
    6.875%, 9/16/27 - 4/16/29                              65,788          6,251
    7.04%, 5/20/31                                         14,084          1,472
    7.27%, 12/16/29                                         2,709            330
    7.48%, 8/16/29                                         62,346          7,015
    IO
    5.50%, 10/20/23 - 9/20/24                              27,054          1,675
Kidder Peabody Mortgage Assets Trust, IO
    9.50%, 4/22/18                                             48             11
Lehman Structured Securities Corp., IO
    7.00%, 10/26/29                                    (e)129,656         12,966
--------------------------------------------------------------------------------
                                                                         361,708
================================================================================
MORTGAGE - OTHER (0.1%)
American Express Co.
    9.625%, 12/1/12                                           121            121

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                            FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
MORTGAGE - OTHER (CONT'D)
American Housing Trust
    9.125%, 4/25/21                                  $      2,143   $      2,245
    9.553%, 9/25/20                                         1,857          1,855
California Federal Savings & Loan Association
    8.80%, 1/1/14                                               7              7
First Federal Savings & Loan Association
    8.75%, 6/1/06                                             321            321
Gemsco Mortgage Pass Through Certficate
    8.701%, 11/25/10                                          119            119
Household Bank
    7.809%, 7/1/08                                             18             18
Ryland Acceptance Corp. IV
    6.65%, 7/1/11                                           1,723          1,785
--------------------------------------------------------------------------------
                                                                           6,471
================================================================================
U.S. TREASURY SECURITIES (16.0%)
U.S. Treasury Strips
    IO
    4.99%, 5/15/19                                         30,000         13,515
    5.085%, 2/15/20                                       382,600        164,568
    5.146%, 5/15/20                                       181,250         76,466
    5.166%, 8/15/20                                        68,300         28,396
    5.179%, 2/15/21                                        74,950         30,258
    5.185%, 5/15/21                                       598,800        237,383
    5.219%, 11/15/21                                      185,825         71,632
    5.272%, 11/15/22                                       63,900         23,067
    5.284%, 8/15/22                                        18,300          6,695
U.S. Treasury Strips
    PO
    5.163%, 5/15/21                                       522,650        208,623
    5.207%, 11/15/21                                      135,800         52,441
--------------------------------------------------------------------------------
                                                                         913,044
================================================================================
    TOTAL FIXED INCOME SECURITIES (COST $8,869,738)                    8,829,544
================================================================================
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05; monthly
    payments equal to 1% per annum of the
    outstanding notional balance indexed to
    GNMA ARM pools 1.00%, 11/20/05
    (COST $6,752)                                          36,067            362
================================================================================

                                                           SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (1.4%)
MORTGAGE - OTHER (1.4%)
Home Ownership Funding Corp., 13.331%
    (COST $75,400)                                     (e)151,800         81,189
--------------------------------------------------------------------------------

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (11.8%)
COMMERCIAL PAPER (6.7%)
American Express Credit Corp.
    1.03%, 10/3/03                                   $     40,000         39,997
Bristol Myers Squibb Co.
    1.03%, 10/6/03                                      (e)40,000         39,993
Dupont
    1.03%, 10/22/03                                  $     30,000   $     29,980
Gannett Co.
    1.00%, 10/2/03                                         40,000         39,997
General Reinsurance Corp.
    1.01%, 10/22/03                                        33,000         32,980
Johnson & Johnson
    1.02%, 11/4/03                                         30,000         29,970
Merck & Co., Inc.
    1.02%, 10/27/03                                        40,000         39,968
Pfizer, Inc.
    1.02%, 11/3/03                                      (e)40,000         39,961
Rabobank USA Finance Corp.
    1.01%, 10/1/03                                         30,000         29,999
Svenska Handelsbanken
    1.06%, 12/8/03                                         27,400         27,345
Toyota Motor Credit Corp.
    1.04%, 10/10/03                                        35,000         34,990
--------------------------------------------------------------------------------
                                                                         385,180
================================================================================
REPURCHASE AGREEMENT (4.5%)
J.P. Morgan Securities, Inc., 0.80%,
    dated 9/30/03, due 10/1/03                         (f)254,492        254,492
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.6%)
U.S. Treasury Bills
    0.94%, 1/15/04                                      (j)10,000          9,972
    1.00%, 3/25/04                                      (j)25,000         24,879
--------------------------------------------------------------------------------
                                                                          34,851
================================================================================
    TOTAL SHORT-TERM INVESTMENTS (COST $674,536)                         674,523
================================================================================
TOTAL INVESTMENTS (167.7%) (COST $9,626,426)                           9,585,618
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (28.8%)
    Cash                                                   18,868
    Receivable for Forward Commitments                  1,461,691
    Due from Broker                                       129,093
    Interest Receivable                                    29,520
    Receivable for Investments Sold                         9,287
    Receivable from Investment Adviser                        729
    Other                                                     256      1,649,444
--------------------------------------------------------------------------------
LIABILITIES (-96.5%)
    Payable for Forward Commitments                    (5,346,971)
    Net Unrealized Depreciation on Swap
      Agreements                                         (105,935)
    Payable for Investments Purchased                     (34,242)
    Interest Payable for Swap Agreements                  (30,230)
    Payable for Administrative Fees                          (451)
    Payable for Trustees' Fees and Expenses                  (446)
    Payable for Custodian Fees                                (37)
    Other Liabilities                                        (228)    (5,518,540)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  5,716,522
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

ADVISORY MORTGAGE PORTFOLIO

                                                                         AMOUNT
                                                                          (000)
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                    $  5,966,256
Undistributed (Distributions in Excess of)
    Net Investment Income                                                59,491
Accumulated Net Realized Gain (Loss)                                   (173,786)
Unrealized Appreciation (Depreciation) on:
    Investment Securities                                               (40,808)
    Futures Contracts                                                    11,304
    Swap Agreements                                                    (105,935)
-------------------------------------------------------------------------------
NET ASSETS                                                         $  5,716,522
===============================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 565,229,657 outstanding shares
    of beneficial interest (unlimited
    authorization, no par value)                                   $      10.11
===============================================================================

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2003. Maturity date disclosed is the ultimate maturity date.
(i)     Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                 NET
                                                              UNREALIZED
                         NUMBER                              APPRECIATION
                           OF        VALUE     EXPIRATION   (DEPRECIATION)
                       CONTRACTS     (000)        DATE           (000)
--------------------------------------------------------------------------
LONG:
  U.S. Treasury
    10 yr. Note          1,423     $ 163,111     Dec-03     $      4,778
  U.S. Treasury
    Long Bond            2,970       333,104     Dec-03           14,945

SHORT:
  U.S. Treasury
    5 yr. Note           1,393       158,062     Dec-03           (4,816)
  Euro--Dollar
    Short Bond             393        97,135     Dec-03           (1,666)
  Euro--Dollar
    Short Bond             393        97,105     Mar-04           (1,937)
                                                            ------------
                                                            $     11,304
                                                            ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2003

                                                                           ADVISORY      ADVISORY
                                                                            FOREIGN       FOREIGN
                                                                              FIXED         FIXED      ADVISORY
                                                                             INCOME     INCOME II      MORTGAGE
                                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                              (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                $       --    $       --    $    5,484
Interest                                                                      1,129           231       160,576
---------------------------------------------------------------------------------------------------------------
Total Investment Income                                                       1,129           231       166,060
---------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory Fee                                                         211            39        24,818
Administrative Fee                                                               71            25         5,902
Custodian Fee                                                                    19             8           609
Shareholder Reporting Fee                                                         1            --           137
Professional Fees                                                                19            47           190
Trustees' Fees and Expenses                                                      --            --           295
Other Expenses                                                                   19            15           488
---------------------------------------------------------------------------------------------------------------
Total Expenses                                                                  340           134        32,439
---------------------------------------------------------------------------------------------------------------
Refund of Filing Fees                                                           (25)           (7)          (64)
Waiver of Investment Advisory Fees                                             (211)          (39)      (24,818)
Expenses Reimbursed by Adviser                                                   (9)          (73)       (2,192)
Expense Offset                                                                  (10)           --           (71)
---------------------------------------------------------------------------------------------------------------
Net Expenses                                                                     85            15         5,294
---------------------------------------------------------------------------------------------------------------
Net Investment Income                                                         1,044           216       160,766
---------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
Investments Sold                                                                 17             3       231,914
Foreign Currency Transactions                                                 1,971           341            --
Futures Contracts                                                              (797)         (140)       11,612
Swap Agreements                                                                  --            --      (130,978)
---------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                                      1,191           204       112,548
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                     898           209      (126,915)
Foreign Currency Translations                                                (3,225)         (616)           --
Futures Contracts                                                               720           125       (26,969)
Swap Agreements                                                                  --            --       176,087
Short Sales                                                                      --            --           577
---------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                         (1,607)         (282)       22,780
---------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                                  (416)          (78)      135,328
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $      628    $      138    $  296,094
===============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                   ADVISORY FOREIGN            ADVISORY FOREIGN
                                                     FIXED INCOME                FIXED INCOME II          ADVISORY MORTGAGE
                                                       PORTFOLIO                   PORTFOLIO                   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                                      2003          2002          2003          2002          2003         2002
                                                      (000)         (000)         (000)         (000)         (000)        (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                        $     1,044   $     7,483   $       216   $     2,144   $   160,766  $   312,585
  Net Realized Gain (Loss)                           1,191        19,287           204         5,319       112,548      561,881
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (1,607)       (4,023)         (282)       (1,267)       22,780     (276,252)
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          628        22,747           138         6,196       296,094      598,214
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                               (735)       (8,518)          (67)       (2,936)     (334,458)    (518,033)
  Net Realized Gain                                 (1,275)           --            --            --      (386,871)          --
-------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                               (2,010)       (8,518)          (67)       (2,936)     (721,329)    (518,033)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                       160,585         5,120        30,358         2,086       833,304    2,209,949
  Distributions Reinvested                           1,845         7,266            54         2,235       656,642      421,712
  Redeemed                                         (12,096)     (233,459)       (5,790)      (63,410)   (2,382,589)  (3,641,011)
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                   150,334      (221,073)       24,622       (59,089)     (892,643)  (1,009,350)
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets          148,952      (206,844)       24,693       (55,829)   (1,317,878)    (929,169)
NET ASSETS:
  Beginning of Period                                8,713       215,557         2,181        58,010     7,034,400    7,963,569
-------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                  $   157,665   $     8,713   $    26,874   $     2,181   $ 5,716,522  $ 7,034,400
===============================================================================================================================
  Undistributed (distributions in excess
    of) net investment income included in
    end of period net assets                   $     1,962   $       483   $       316   $       (34)  $    59,491  $    45,914
===============================================================================================================================
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                               48,996         1,284         2,619           191        79,367      208,426
    Shares Issued on Distributions
      Reinvested                                       555         1,830             5           206        64,655       39,915
    Shares Redeemed                                 (3,730)      (55,334)         (501)       (5,522)     (233,653)    (342,820)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                      45,821       (52,220)        2,123        (5,125)      (89,631)     (94,479)
===============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF CASH FLOWS

For the Year Ended September 30, 2003

                                                                                       ADVISORY
                                                                                       MORTGAGE
                                                                                      PORTFOLIO
                                                                                          (000)
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                                 $  16,333,843
Purchases of Investments                                                            (13,303,519)
Net (Increase) Decrease in Short-Term Investments                                      (213,788)
Net Realized Gain (Loss) on Futures Contracts                                            11,612
Net Realized Gain (Loss) on Swap Agreements                                            (130,978)
Net Investment Income                                                                   160,766
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations                            (14,320)
Net Increase (Decrease) in Payables Related to Operations                                30,158
Accretion/Amortization of Discounts and Premiums                                            891
-----------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities                                             2,874,665
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                                     833,304
Payment on Portfolio Shares Redeemed                                                 (2,420,886)
Proceeds from Sales of Forward Commitments                                           54,493,259
Purchases of Forward Commitments                                                    (55,721,056)
Cash Dividends and Distributions Paid                                                   (64,687)
-----------------------------------------------------------------------------------------------
Net Cash Used in Financing Activities                                                (2,880,066)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                                          (5,401)
CASH AT BEGINNING OF PERIOD                                                              24,269
-----------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                             $      18,868
-----------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                                                                        INSTITUTIONAL CLASS
                                                          ------------------------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       4.17   $       3.97   $       3.71   $       3.85   $      10.18
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                           0.06+          0.18+          0.19+          0.18+          0.19+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                   0.01           0.19           0.21           0.03             --
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.07           0.37           0.40           0.21           0.19
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.34)         (0.17)         (0.14)         (0.35)         (5.52)
  Net Realized Gain                                              (0.61)            --             --             --          (1.00)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.95)         (0.17)         (0.14)         (0.35)         (6.52)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $       3.29   $       4.17   $       3.97   $       3.71   $       3.85
==================================================================================================================================
TOTAL RETURN                                                      1.88%          9.73%         11.12%          5.86%          2.87%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                     $    157,665   $      8,713   $    215,557   $      9,052   $     14,322
Ratio of Expenses to Average Net Assets (1)                       0.22%          0.15%          0.14%          0.16%          0.15%
Ratio of Net Investment Income to Average
  Net Assets (1)                                                  1.86%          4.51%          5.02%          4.87%          4.24%
Portfolio Turnover Rate                                             13%            54%            10%             0%             0%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE  NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                            0.54%          0.49%          0.50%          0.72%          0.53%
        Net Investment Income to Average Net Assets               1.47%          4.14%          4.65%          4.30%          3.85%
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                               0.15%          0.12%          0.13%          0.15%          0.14%
----------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                                     INSTITUTIONAL CLASS
                                                          ------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,                     PERIOD FROM
                                                          --------------------------------------------    JUNE 20, 2000** TO
SELECTED PER SHARE DATA AND RATIOS                                2003            2002            2001    SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      11.60    $      10.92    $      10.18      $      10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                           0.24+           0.48+           0.50+             0.14+
  Net Realized and Unrealized Gain (Loss)
    on Investments                                               (0.01)           0.79            0.51              0.04
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.23            1.27            1.01              0.18
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.20)          (0.59)          (0.27)               --
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $      11.63    $      11.60    $      10.92      $      10.18
============================================================================================================================
TOTAL RETURN                                                      1.96%          12.07%          10.13%             1.80%++
============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                     $     26,874    $      2,181    $     58,010      $      1,806
Ratio of Expenses to Average Net Assets (1)                       0.22%           0.16%           0.16%             0.15%*
Ratio of Net Investment Income to Average
  Net Assets (1)                                                  2.08%           4.51%           4.80%             5.09%*
Portfolio Turnover Rate                                             50%             59%              4%                0%++
----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed by
        Adviser:
        Expenses to Average Net Assets                            1.23%           0.57%           0.58%             3.17%*
        Net Investment Income to Average Net Assets               1.00%           4.09%           4.37%             2.07%*
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund
        of Filing Fees                                            0.15%           0.15%           0.15%             0.15%*
----------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.
++    Not Annualized
*     Annualized
**    Commencement of Operations

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS

ADVISORY MORTGAGE PORTFOLIO

                                                                                        INSTITUTIONAL CLASS
                                                          ------------------------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                2003           2002           2001           2000          1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      10.74   $      10.63   $      10.00   $      10.03   $      10.86
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income                                           0.25+          0.46           0.62           0.72           0.66
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                   0.20           0.41           0.66          (0.08)         (0.69)
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.45           0.87           1.28           0.64          (0.03)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.51)         (0.76)         (0.65)         (0.67)         (0.58)
  Net Realized Gain                                              (0.57)            --             --             --          (0.22)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.08)         (0.76)         (0.65)         (0.67)         (0.80)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $      10.11   $      10.74   $      10.63   $      10.00   $      10.03
==================================================================================================================================
TOTAL RETURN                                                      4.42%          8.49%         13.30%          6.76%         (0.32)%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                     $  5,716,522   $  7,034,400   $  7,963,569   $  7,019,170   $  8,463,568
Ratio of Expenses to Average Net Assets (1)                       0.08%          0.09%          0.09%          0.09%          0.09%
Ratio of Net Investment Income to Average
  Net Assets (1)                                                  2.43%          4.24%          6.01%          7.19%          6.62%
Portfolio Turnover Rate                                            120%           112%           134%            49%            94%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
      TO AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                            0.49%          0.48%          0.47%          0.46%          0.47%
        Net Investment Income to Average Net Assets               2.02%          3.84%          5.62%          6.81%          6.23%
      Reduction in Ratio of Expense/Increase in
        Ratio of Net Investment Income to
        Average Net Assets due to Expense Offsets and
        Refund of Filing Fees                                     0.08%          0.08%          0.08%          0.08%          0.08%
----------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 2003, the Fund was comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. For the purposes of the 1940 Act, Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; Advisory Mortgage Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Trustees, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Net Assets.

   Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

   Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

   generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

   CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

   Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

8. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

   A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   At September 30, 2003, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolio's net assets included foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investments LP ("MSI LP" or "the Adviser"), wholly-owned by an indirect subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the Advisory Foreign Fixed Income Portfolio and the Advisory Foreign Fixed Income II Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios' purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MSI LP receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, serves as Transfer Agent to the Fund and provides fund accounting and other

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 2003, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                            PURCHASES          SALES
PORTFOLIO                                        (000)          (000)
---------------------------------------------------------------------
Advisory Foreign Fixed Income           $      62,563   $      3,415
Advisory Foreign Fixed Income II               12.547          2,769
Advisory Mortgage                          10,292,063     13,688,072

   For the year ended September 30, 2003, purchases and sales of long-term U.S. government securities were:

                                            PURCHASES          SALES
PORTFOLIO                                        (000)          (000)
---------------------------------------------------------------------
Advisory Mortgage                       $   2,962,779   $   2,074,437

2. SWAP AGREEMENTS. At September 30, 2003, the Advisory Mortgage Portfolio had the following open Interest Rate and Total Return Swap Agreements:

                                                                                                                      NET UNREALIZED
                          NOTIONAL                                                                                     APPRECIATION
             TERMINATION   AMOUNT                                                                                     (DEPRECIATION)
COUNTERPARTY     DATE       (000)  TYPE                PAY                       RECEIVE                                  (000)
------------------------------------------------------------------------------------------------------------------------------------
Bank of
  America       11/28/03 $  34,635 TRS  3 month LIBOR less 60 basis pointsIndex Return(1)                                 $   1,759
                12/31/03    34,535 TRS  4 month LIBOR                     Index Return(1)                                     1,754
                 1/30/04    32,000 TRS  3 month LIBOR less 50 basis pointsIndex Return(1)                                     1,935
                 2/27/04    55,475 TRS  3 month LIBOR less 50 basis pointsIndex Return(1)                                     2,817
                 9/30/04   295,900 IRS  fixed rate of 2.3932%             3 month LIBOR                                      (3,373)
                 9/28/12    64,300 IRS  fixed rate of 4.4685%             3 month LIBOR                                      (1,266)
Citigroup       10/31/03    60,800 TRS  3 month LIBOR less 35 basis pointsIndex Return(2)                                    (1,077)
                 1/31/04    75,000 TRS  3 month LIBOR less 48 basis pointsIndex Return(2)                                     4,407
                 3/19/12   413,050 IRS  fixed rate of 6.0428%             3 month LIBOR                                     (57,996)
                 6/28/12    19,675 IRS  fixed rate of 5.2133%             3 month LIBOR                                      (1,539)
                 8/16/12    31,140 IRS  fixed rate of 4.55%               3 month LIBOR                                        (840)
                 5/15/19    30,000 ZCS  at maturity                       compounded 3 month LIBOR less 4.2 basis points         (4)
                 2/15/20    25,875 ZCS  at maturity                       compounded 3 month LIBOR less 3.1 basis points        582
                 2/15/20    25,875 ZCS  at maturity                       compounded 3 month LIBOR less 2.75 basis points       562
                 2/15/20    92,000 ZCS  at maturity                       compounded 3 month LIBOR less 4.14 basis points     1,493
                 2/15/20   142,850 ZCS  at maturity                       compounded 3 month LIBOR less 4.882 basis
                                                                            points                                            2,087
                 5/15/20    74,550 ZCS  at maturity                       compounded 3 month LIBOR less 6 basis points          636
                 5/15/20    73,725 ZCS  at maturity                       compounded 3 month LIBOR less 3.1 basis points        513
                 8/15/20    18,300 ZCS  at maturity                       compounded 3 month LIBOR less 7.25 basis points        12
                 8/15/20    50,000 ZCS  at maturity                       compounded 3 month LIBOR less 6.25 basis points        --
                 5/15/21    39,800 ZCS  at maturity                       compounded 3 month LIBOR less 7.5 basis points       (454)
                 5/15/21    39,800 ZCS  at maturity                       compounded 3 month LIBOR less 7.5 basis points       (402)
                 5/15/21    15,500 ZCS  at maturity                       compounded 3 month LIBOR less 7.5 basis points       (218)
                 5/15/21   119,875 ZCS  at maturity                       compounded 3 month LIBOR less 3.75 basis points       642
                 5/15/21    63,800 ZCS  at maturity                       compounded 3 month LIBOR less 4.5 basis points        679
                 5/15/21    63,900 ZCS  at maturity                       compounded 3 month LIBOR less 3 basis points        2,636
                 5/15/21    27,250 ZCS  at maturity                       compounded 3 month LIBOR less 4.5 basis points      1,428
                11/15/21    63,800 ZCS  at maturity                       compounded 3 month LIBOR less 4.25 basis points       238
                11/15/21    26,275 ZCS  at maturity                       compounded 3 month LIBOR less 3.7 basis points          4

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                                                                                                                     NET UNREALIZED
                        NOTIONAL                                                                                      APPRECIATION
             TERMINATION AMOUNT                                                                                      (DEPRECIATION)
COUNTERPARTY    DATE     (000)  TYPE               PAY                                     RECEIVE                        (000)
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup     11/15/21 $  63,800 ZCS  at maturity                       compounded 3 month LIBOR less 4.5 basis points $       207
Credit Suisse
  First
  Boston       5/15/21   289,000 ZCS  at maturity                       compounded 3 month LIBOR                            (1,010)
               5/15/21   199,125 ZCS  at maturity                       compounded 3 month LIBOR                                95
               5/15/21   199,500 ZCS  at maturity                       compounded 3 month LIBOR                             1,581
               5/15/21    63,900 ZCS  at maturity                       compounded 3 month LIBOR                             1,388
Goldman Sachs  6/27/12   167,850 IRS  fixed rate of 5.3776%             3 month LIBOR                                      (15,199)
               6/28/12   338,000 IRS  fixed rate of 5.2506%             3 month LIBOR                                      (27,385)
               7/18/13    56,450 IRS  fixed rate of 4.369%              3 month LIBOR                                         (147)
               2/15/20    66,500 ZCS  at maturity                       compounded 3 month LIBOR                               807
               2/15/20    29,500 ZCS  at maturity                       compounded 3 month LIBOR                               357
               5/15/20    32,975 ZCS  at maturity                       compounded 3 month LIBOR                               643
               2/15/21    27,850 ZCS  at maturity                       compounded 3 month LIBOR                                87
               2/15/21    47,100 ZCS  at maturity                       compounded 3 month LIBOR                               (11)
              11/15/21    56,100 ZCS  at maturity                       compounded 3 month LIBOR                               489
              11/15/21   111,650 ZCS  at maturity                       compounded 3 month LIBOR                                41
               8/15/22    18,300 ZCS  at maturity                       compounded 3 month LIBOR                               (89)
              11/15/22    63,900 ZCS  at maturity                       compounded 3 month LIBOR                             2,304
                4/5/32    90,125 IRS  fixed rate of 6.3291%             3 month LIBOR                                      (15,411)
               4/26/32    94,800 IRS  fixed rate of 6.1586%             3 month LIBOR                                      (13,766)
Merrill Lynch 10/31/03    37,500 TRS  3 month LIBOR less 30 basis pointsIndex Return(2)                                      2,203
               7/18/33    25,000 IRS  fixed rate of 5.2392%             3 month LIBOR                                         (134)
                                                                                                                       ------------
                                                                                                                       $  (105,935)
                                                                                                                       ============

 (1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.
 (2) Receive if positive (pay if negative), the total rate of return on the Commercial Mortgage-Backed Securities AAA Custom Index.
 IRS  -- Interest Rate Swap
 TRS  -- Total Return Swap
 ZCS  -- Zero Coupon Interest Rate Swap

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

                               2003 DISTRIBUTIONS         2002 DISTRIBUTIONS
                                    PAID FROM:                PAID FROM:
                             -----------------------    ----------------------
                              ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                                INCOME  CAPITAL GAIN      INCOME  CAPITAL GAIN
PORTFOLIO                        (000)         (000)       (000)         (000)
------------------------------------------------------------------------------
Advisory Foreign
   Fixed Income              $   1,929  $         81    $  8,518  $         --
Advisory Foreign
   Fixed Income II                  67            --       8,702             2
Advisory Mortgage              655,237        66,092     518,033            --

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to a portion of certain redemptions being treated as taxable dividends and/or capital gain distributions, and differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses. Permanent differences are generally due to gain (loss) on in-kind redemptions and foreign currency transactions.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                   UNDISTRIBUTED
                                                                 ORDINARY INCOME
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income                                      $          17
Advisory Foreign Fixed Income II                                               3
Advisory Mortgage                                                         70,171

At September 30, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                              NET
                                                                     APPRECIATION
                               COST  APPRECIATION   DEPRECIATION   (DEPRECIATION)
PORTFOLIO                     (000)         (000)          (000)            (000)
---------------------------------------------------------------------------------
Advisory Foreign
  Fixed Income          $  157,060   $      1,415   $       (432)  $          983
Advisory Foreign
  Fixed Income II           26,580            301            (63)             238
Advisory Mortgage        9,628,523        136,276       (179,181)         (42,905)

At September 30, 2003, the Advisory Mortgage Portfolio had available for Federal income tax purposes unused capital losses of approximately $18,149,000 which will expire on September 30, 2011.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                                          POST-OCTOBER
                                                --------------------------------
                                                CAPITAL LOSSES   CURRENCY LOSSES
PORTFOLIO                                           (000)             (000)
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income                     $       --        $     703
Advisory Foreign Fixed Income II                          --               81
Advisory Mortgage                                     85,977               --

For the fiscal year ended September 30, 2003, the following Portfolio realized gains from in-kind redemptions:

                                                                        NET GAIN
PORTFOLIO                                                                  (000)
--------------------------------------------------------------------------------
Advisory Mortgage                                                       $    516

H. REFUND OF FILING FEES. Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $337,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Refund of Filing Fees".

I. OTHER. At September 30, 2003, the Advisory Foreign Fixed Income and the Advisory Foreign Fixed Income II Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 22% and 47%, respectively.

J. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED). On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Trustees, effective July 31, 2003:

                                                             VOTES IN       VOTES
                                                             FAVOR OF     AGAINST
                                                         ------------------------
Michael Bozic                                            905,751,024   3,948,484
Charles A. Fiumefreddo                                   905,751,256   3,948,252
Edwin J. Garn                                            905,235,651   4,463,857
Wayne E. Hedien                                          905,751,024   3,948,484
James F. Higgins                                         905,751,256   3,948,252
Dr. Manuel H. Johnson                                    905,751,256   3,948,252
Philip J. Purcell                                        905,684,325   4,015,183

Also effective July 31, 2003, in connection with a reconstitution of the Fund's Board of Trustees, John D. Barret II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr., William G. Morton, Jr., Ronald E. Robison, and Mitchell M. Merin have resigned from the Board of Trustees.

2003 ANNUAL REPORT

September 30, 2003

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust


We have audited the accompanying statements of net assets of the Advisory Foreign Fixed Income Portfolio, Advisory Foreign Fixed Income II Portfolio and Advisory Mortgage Portfolio (the "Funds") (three of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2003, and the related statements of operations for the year then ended, the statement of cash flows for the Advisory Mortgage Portfolio for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights for the year ended September 30, 1999 were audited by other auditors whose report, dated November 19, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned three Funds of Morgan Stanley Institutional Fund Trust at September 30, 2003, the results of their operations for the year then ended, the cash flows for the Advisory Mortgage Portfolio for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
November 14, 2003

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

Each applicable Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

                                                                       LONG-TERM
                                                                  CAPITAL GAIN -
                                                                             20%
        PORTFOLIO                                                          (000)
        ------------------------------------------------------------------------
        Advisory Foreign Fixed Income                                  $      81
        Advisory Mortgage                                                 66,158

For the year ended September 30, 2003, the Advisory Foreign Fixed Income, and the Advisory Mortgage Portfolio earned 1.20% and 13.8% of income from direct U.S. Treasury Obligations, respectively.

* The information and distributions reported in this notice may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Amounts for the calendar year ending December 31, 2003 will be provided with Form 1099-DIV to be mailed on or before January 31, 2004.

2003 ANNUAL REPORT

September 30, 2003

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)


INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                             POSITION(S)     TERM OF OFFICE                                FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH       AND LENGTH OF   PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                      REGISTRANT      TIME SERVED*    DURING PAST 5 YEARS           TRUSTEE**      HELD BY TRUSTEE
---------------------------  --------------  --------------  ----------------------------  -------------  --------------------------
Michael Bozic (62)           Trustee         Trustee since   Retired; Director or Trustee  211            Director of Weirton Steel
1 Trimont Lane                               2003            of the Retail Funds and the                  Corporation.
Apartment 1000A                                              TCW/DW Term Trust 2003 and
Pittsburgh, PA 15211                                         the Institutional Funds;
                                                             formerly Vice Chairman of
                                                             Kmart Corporation, Chairman
                                                             and Chief Executive Officer
                                                             of Levitz Furniture
                                                             Corporation and President
                                                             and Chief Executive Officer
                                                             of Hills Department Stores;
                                                             formerly variously Chairman,
                                                             Chief Executive Officer,
                                                             President and Chief
                                                             Operating Officer of the
                                                             Sears Merchandise Group of
                                                             Sears, Roebuck & Co.

Edwin J. Garn (70)           Trustee         Trustee since   Director or Trustee of the    211            Director of Franklin
Summit Ventures LLC                          2003            Retail Funds and the TCW/ DW                 Covey (time management
One Utah Center                                              Term Trust 2003 and the                      systems), BMW Bank of
201 South Main Street                                        Institutional Funds; member                  North America, Inc.
Salt Lake City, UT 84111                                     of the Utah Regional                         (industrial loan
                                                             Advisory Board of Pacific                    corporation), United
                                                             Corp.; formerly, United                      Space Alliance (joint
                                                             States Senator (R-Utah) and                  venture between Lockheed
                                                             Chairman, Senate Banking                     Martin and The Boeing
                                                             Committee, Mayor of Salt                     Company) and Nuskin Asia
                                                             Lake City, Utah, Astronaut,                  Pacific (multilevel
                                                             Space Shuttle Discovery and                  marketing); member of
                                                             Vice Chairman, Huntsman                      the board of various
                                                             Corporation (chemical                        civic and charitable
                                                             company).                                    organizations.

Wayne E. Hedien (69)         Trustee         Trustee since   Retired; Director or Trustee  211            Director of the PMI
WEH Associates                               2003            of the Retail Funds and                      Group Inc. (private
5750 Old Orchard Road                                        TCW/DW Term Trust 2003 and                   mortgage insurance);
Suite 530                                                    the Institutional Funds;                     Trustee and Vice
Skokie, IL 60077                                             formerly associated with the                 Chairman of the Field
                                                             Allstate Companies, most                     Museum of Natural
                                                             recently as Chairman of The                  History; director of
                                                             Allstate Corporation and                     various other business
                                                             Chairman and Chief Executive                 and charitable
                                                             Officer of its wholly-owned                  organizations.
                                                             subsidiary, Allstate
                                                             Insurance Company.

Dr. Manuel H. Johnson (54)   Trustee         Trustee since   Chairman of the Audit         211            Director of NVR, Inc.
Johnson Smick Group, Inc.                    2003            Committee and Director or                    (home construction);
2099 Pennsylvania Avenue,                                    Trustee of the Retail Funds                  Chairman and Trustee of
NW Suite 950                                                 and TCW/DW Term Trust 2003                   the Financial Accounting
Washington, D.C. 20006                                       and the Institutional Funds;                 Foundation (oversight
                                                             Senior Partner, Johnson                      organization of the
                                                             Smick International, Inc.                    Financial Accounting
                                                             (consulting firm);                           Standards Board);
                                                             Co-Chairman and a founder of                 Director of RBS
                                                             the Group of Seven Council                   Greenwich Capital
                                                             (G7C), an international                      Holdings (financial
                                                             economic commission;                         holdings company).
                                                             formerly, Vice Chairman of
                                                             the Board of Governors of
                                                             the Federal Reserve System
                                                             and Assistant Secretary of
                                                             the U.S. Treasury.

Joseph J. Kearns (61)        Trustee         Trustee since   Deputy Chairman of the Audit  212            Director of Electro Rent
Kearns & Associates LLC                      1994            Committee and Director or                    Corporation (equipment
PMB754                                                       Trustee of the Retail Funds                  leasing), The Ford
23852 Pacific Coast Highway                                  and TCW/DW Term Trust 2003                   Family Foundation and
Malibu, CA 90265                                             and the Institutional Funds;                 the UCLA Foundation.
                                                             previously Chairman of the
                                                             Audit Committee of the
                                                             Institutional Funds;
                                                             President, Kearns &
                                                             Associates LLC (investment
                                                             consulting); formerly, CFO
                                                             of The J. Paul Getty Trust.

Michael Nugent (67)          Trustee         Trustee since   Chairman of the Insurance     211            Director of various
Triumph Capital, L.P.                        2001            Committee and Director or                    business organizations.
445 Park Avenue, 10th Floor                                  Trustee of the Retail Funds
New York, NY 10022                                           and TCW/DW Term Trust 2003
                                                             and the Institutional Funds;
                                                             General Partner of Triumph
                                                             Capital, L.P., (private
                                                             investment partnership);
                                                             formerly, Vice President,
                                                             Bankers Trust Company and BT
                                                             Capital Corporation.

Fergus Reid (71)             Trustee         Trustee since   Director or Trustee of the    212            Trustee and Director of
Lumelite Plastics                            2001            Retail Funds and TCW/DW Term                 certain investment
85 Charles Coleman Blvd.                                     Trust 2003 and the                           companies in the
Pawling, NY 12564                                            Institutional Funds;                         JPMorgan Funds complex
                                                             Chairman of Lumelite                         managed by JP Morgan
                                                             Plastics Corporation.                        Investment Management
                                                                                                          Inc.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)


INTERESTED TRUSTEES:

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                             POSITION(S)     TERM OF OFFICE                                FUND COMPLEX
NAME, AGE AND ADDRESS OF     HELD WITH       AND LENGTH OF   PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                      REGISTRANT      TIME SERVED*    DURING PAST 5 YEARS           TRUSTEE**      HELD BY TRUSTEE
---------------------------  --------------  --------------  ----------------------------  -------------  --------------------------
Charles A. Fiumefreddo (70)  Chairman and    Chairman and    Chairman and Director or      211            None
Morgan Stanley Funds         Trustee         Trustee since   Trustee of the Retail Funds
Harborside Financial Center                  2003            and TCW/DW Term Trust 2003
Plaza Two 3rd Floor                                          and the Institutional Funds;
Jersey City, NJ 07311                                        formerly, Chief Executive
                                                             Officer of the Retail Funds
                                                             and TCW/DW Term Trust 2003.

James F. Higgins (55)        Trustee         Trustee since   Director or Trustee of the    211            Director of AXA
Morgan Stanley                               2003            Retail Funds and TCW/DW Term                 Financial, Inc. and The
Harborside Financial Center                                  Trust 2003 and the                           Equitable Life Assurance
Plaza Two 2nd Floor                                          Institutional Funds; Senior                  Society of the United
Jersey City, NJ 07311                                        Advisor of Morgan Stanley;                   States (financial
                                                             Director of Morgan Stanley                   services).
                                                             Distributors Inc. and Dean
                                                             Witter Realty Inc.;
                                                             previously President and
                                                             Chief Operating Officer of
                                                             the Private Client Group of
                                                             Morgan Stanley and President
                                                             and Chief Operating Officer
                                                             of Individual Securities of
                                                             Morgan Stanley.

Philip J. Purcell (60)       Trustee         Trustee since   Director or Trustee of the    211            Director of American
Morgan Stanley                               2003            Retail Funds and TCW/DW Term                 Airlines, Inc. and its
1585 Broadway 39th Floor                                     Trust 2003 and the                           parent company, AMR
New York, NY 10036                                           Institutional Funds;                         Corporation.
                                                             Chairman of the Board of
                                                             Directors and Chief
                                                             Executive Officer of Morgan
                                                             Stanley and Morgan Stanley
                                                             DW Inc.; Director of Morgan
                                                             Stanley Distributors Inc.;
                                                             Chairman of the Board of
                                                             Directors and Chief
                                                             Executive Officer of Novus
                                                             Credit Services Inc.;
                                                             Director and/or officer of
                                                             various Morgan Stanley
                                                             subsidiaries.

----------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2003 ANNUAL REPORT

September 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)


OFFICERS:

                                                               TERM OF OFFICE
                                             POSITION(S) HELD  AND LENGTH OF
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT   TIME SERVED*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   ----------------  ---------------  --------------------------------------------------
Mitchell M. Merin (50)                       President         President        President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                      since 2003       Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                          Director and Chief Executive Officer of Morgan
New York, NY 10020                                                              Stanley Investment Advisors, Inc. and Morgan
                                                                                Stanley Services Company Inc.; Chairman, Chief
                                                                                Executive Officer and Director of Morgan Stanley
                                                                                Distributors Inc.; Chairman and Director of Morgan
                                                                                Stanley Trust; Director of various Morgan Stanley
                                                                                subsidiaries; President of Morgan Stanley
                                                                                Investments LP; President of the Institutional
                                                                                Funds and President of the Retail Funds and TCW/DW
                                                                                Term Trust 2003; Trustee and President of the Van
                                                                                Kampen Closed-End funds; Trustee and President of
                                                                                the Van Kampen Open-End funds.

Ronald E. Robison (64)                       Executive Vice    Executive        Chief Global Operations Officer and Managing
Morgan Stanley Investment Management Inc.    President and     Vice             Director of Morgan Stanley Investment Management
1221 Avenue of the Americas 34th Floor       Principal         President        Inc.; Managing Director of Morgan Stanley & Co.
New York, NY 10020                           Executive         and              Incorporated; Managing Director of Morgan Stanley;
                                             Officer           Principal        Managing Director, Chief Administrative Officer
                                                               Executive        and Director of Morgan Stanley Investment Advisors
                                                               Officer          Inc. and Morgan Stanley Services Company Inc.;
                                                               since            Chief Executive Officer and Director of Morgan
                                                               2003             Stanley Trust; Executive Vice President and
                                                                                Principal Executive Officer of the Retail Funds
                                                                                and TCW/DW Term Trust 2003; previously President
                                                                                of the Institutional Funds and Director of the
                                                                                Institutional Funds.

Barry Fink (48)                              Vice President    Vice President   General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                      since 2003       Stanley Investment Management; Managing Director,
1221 Avenue of the Americas 22nd Floor                                          Secretary and Director of Morgan Stanley
New York, NY 10020                                                              Investment Advisors Inc. and Morgan Stanley
                                                                                Services Company Inc.; Assistant Secretary of
                                                                                Morgan Stanley DW Inc.; Chief Legal Officer of
                                                                                Morgan Stanley Investments LP; Vice President and
                                                                                General Counsel of the Retail Funds and TCW/DW
                                                                                Term Trust 2003; Vice President and Secretary of
                                                                                Morgan Stanley Distributors Inc.; previously
                                                                                Secretary of the Retail Funds; previously Vice
                                                                                President and Assistant General Counsel of Morgan
                                                                                Stanley Investment Advisors Inc. and Morgan
                                                                                Stanley Services Company Inc.

Joseph J. McAlinden (60)                     Vice President    Vice President   Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                      since 2003       Morgan Stanley Investment Advisors Inc., Morgan
1221 Avenue of the Americas 33rd Floor                                          Stanley Investment Management Inc. and Morgan
New York, NY 10020                                                              Stanley Investments LP; Director of Morgan Stanley
                                                                                Trust, Chief Investment Officer of the Van Kampen
                                                                                Funds; Vice President of the Institutional Funds
                                                                                and the Retail Funds.

Stefanie V. Chang (36)                       Vice President    Vice President   Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since 2001       Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                          Management Inc. and Vice President of the
New York, NY 10020                                                              Institutional Funds and the Retail Funds; formerly
                                                                                practiced law with the New York law firm of Rogers
                                                                                & Wells (now Clifford Chance US LLP).

James W. Garrett (34)                        Treasurer and     Treasurer        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial   since 2002       Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer           CFO since        Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                             2003             Officer of the Institutional Funds; Previously
                                                                                with PriceWaterhouse LLP (now
                                                                                PriceWaterhouseCoopers LLP).

Michael J. Leary (37)                        Assistant         Assistant        Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer         Treasurer        Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                              since 2003       (formerly Chase Global Funds Services Company);
Boston, MA 02108                                                                formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary         Secretary        Vice President of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since 2001       Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                          Management Inc.; Secretary of the Institutional
New York, NY 10020                                                              Funds and the Retail Funds; formerly practiced law
                                                                                with the New York law firms of McDermott, Will &
                                                                                Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                                LLP.


----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                              2003 ANNUAL REPORT

                                                              September 30, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken,
PA 19428-2899


DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge 100 Front Street, Suite 1100
West Conshohocken, PA
19428-2899


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017


LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser :(610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]                                             931-advis-1103

[MORGAN STANLEY LOGO]

2003 ANNUAL REPORT

SEPTEMBER 30, 2003


MORGAN STANLEY INSTITUTIONAL FUND TRUST

EQUITY PORTFOLIOS

EQUITY
MID CAP GROWTH
STRATEGIC SMALL VALUE
U.S. MID CAP VALUE
U.S. SMALL CAP VALUE
VALUE

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                2
INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS
EQUITY PORTFOLIOS:
Equity                                                              3
Mid Cap Growth                                                      6
Strategic Small Value                                               9
U.S. Mid Cap Value                                                 14
U.S. Small Cap Value                                               19
Value                                                              25
STATEMENTS OF OPERATIONS                                           28
STATEMENTS OF CHANGES IN NET ASSETS                                30
FINANCIAL HIGHLIGHTS                                               33
NOTES TO FINANCIAL STATEMENTS                                      41
INDEPENDENT AUDITOR'S REPORT                                       46
FEDERAL INCOME TAX INFORMATION                                     47
TRUSTEE AND OFFICER INFORMATION                                    48

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

SHAREHOLDER'S LETTER


Dear Shareholders:

We are pleased to present to you the Fund's Annual Report for the fiscal year ended September 30, 2003. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed-income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).

Effective September 30, 2003, the U.S. Mid Cap Core and U.S. Small Cap Core portfolios changed their names to the U.S. Mid Cap Value and U.S. Small Cap Value portfolios, respectively.


Sincerely,


/s/ Ronald E. Robinson

Ronald E. Robison

Executive Vice President and Principal Executive Officer

October 2003

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

EQUITY PORTFOLIO

The Equity Portfolio is Morgan Stanley Investment Management's core-equity fund. Our goal for core equity investing is to seek above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $1 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class had a total return of 25.78% compared to 24.40% for the S&P 500 Index (the "Index"). Note that as of September 30, 2003, the Russell 1000 Value Index has been added as one of the Portfolio's benchmarks. The Russell 1000 Value Index had a total return of 24.37% for the fiscal year ended September 30, 2003.

FACTORS AFFECTING PERFORMANCE

In October 2002, shortly after the beginning of the period under review, the U.S. domestic stock market reached its cyclical low, approximately 49% below its March 2000 high. From the low point, the Index has risen sharply, resulting in a total return for the twelve-month period in excess of 24%.

In this environment of cyclical rebound, performance in the technology sector was particularly strong, outperforming the Index return by over 3,400 basis points during the period under review. Consequently, technology accounted for nearly forty percent of the Index return for the year. Other strongly performing sectors were industrial and retail cyclicals, basic materials, consumer services, and financials.

The Portfolio outperformed the Index due to sector allocation and stock selection within sectors.

MANAGEMENT STRATEGIES

Compared to the Index, the Portfolio maintained modest sector overweights in financial services (principally banks, consumer credit & finance, and investment companies), and industrials (machinery, electrical equipment, and diversified industrials), which contributed to performance. The technology sector was neutrally weighted overall, but the Portfolio's underweight in mega-cap technology stocks hurt performance. In underweight sectors, the Portfolio held positively performing overweights in certain subsector exposures, e.g., in retail (food and specialty stores); health care (pharmaceuticals); consumer staples (tobacco); and utilities (electric power). Stock selection within consumer services (mainly publishing & broadcasting) detracted from relative performance.

The Portfolio maintained a moderate cyclical tilt throughout the year, and capitalized on the eventual market response to the recovering economy, which positively affected both value and growth cyclical positions. Adding new value-sector stocks (e.g., machinery, electric power, and banks) and growth (e.g., specialty retail, electronics, telecom and computer service & software) also helped performance.

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

          EQUITY PORTFOLIO -                             RUSSELL 1000
         INSTITUTIONAL CLASS*      S&P 500 INDEX          VALUE INDEX

93             5,000,000              5,000,000            5,000,000
94             5,205,350              5,184,330            4,964,480
95             6,567,100              6,726,820            6,340,430
96             7,648,850              8,094,690            7,478,500
97            10,591,500             11,366,900           10,642,900
98            10,309,500             12,395,200           11,025,200
99            13,417,200             15,841,100           13,089,200
00            16,078,800             17,943,400           14,255,900
01            11,162,300             13,167,400           12,985,600
02             8,292,390             10,472,500           10,784,700
03            10,429,000             13,026,500           13,412,500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary based upon the different inception dates and fees assessed to that class.

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX(1)

                                                     TOTAL RETURNS(2)
                                             ----------------------------------
                                                          AVERAGE ANNUAL
                                                    ---------------------------
                                              ONE     FIVE      TEN       SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)          25.78%   0.23%    7.63%      11.58%
S&P 500 Index -- Institutional Class         24.40    1.00    10.05       12.83
Russell 1000 Value Index --
  Institutional Class                        24.37    4.00    10.37       13.19
Portfolio -- Adviser Class(4)                25.35   (0.03)      --       (0.03)
S&P 500 Index -- Adviser Class               24.37    4.00       --        3.72
Russell 1000 Value Index -- Adviser Class    24.40    1.00       --        2.06

(1) The S&P 500 Index and the Russell 1000 Value Index are unmanaged market indices.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on November 14, 1984.
(4)  Commenced offering on January 16, 1998.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

EQUITY PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
BASIC RESOURCES (2.9%)
Air Products & Chemicals, Inc.                                                34,200   $       1,542
Engelhard Corp.                                                               61,900           1,713
International Paper Co.                                                       27,800           1,085
----------------------------------------------------------------------------------------------------
                                                                                               4,340
====================================================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (3.3%)
Adolph Coors Co., Class B                                                     12,700             683
Avon Products, Inc.                                                           24,100           1,556
Coca-Cola Co. (The)                                                           35,300           1,516
Proctor & Gamble Co.                                                          14,000           1,299
----------------------------------------------------------------------------------------------------
                                                                                               5,054
====================================================================================================
CONSUMER DURABLES (1.1%)
Delphi Corp.                                                                  42,900             388
General Motors Corp.                                                        (c)8,600             352
Masco Corp.                                                                   34,700             850
----------------------------------------------------------------------------------------------------
                                                                                               1,590
====================================================================================================
CONSUMER SERVICES (3.7%)
AOL Time Warner, Inc.                                                      (a)32,600             493
Comcast Corp., Class A                                                     (a)57,100           1,687
International Game Technology                                                 25,300             712
Park Place Entertainment Corp.                                          (a)(c)42,100             379
Viacom, Inc., Class B                                                         44,500           1,704
Walt Disney Co.                                                               30,000             605
----------------------------------------------------------------------------------------------------
                                                                                               5,580
====================================================================================================
ENERGY (3.6%)
Exxon Mobil Corp.                                                             43,100           1,578
Royal Dutch Petroleum Co.                                                     21,300             941
Total S.A. ADR                                                             (c)39,500           2,994
----------------------------------------------------------------------------------------------------
                                                                                               5,513
====================================================================================================
FINANCIAL SERVICES (24.1%)
American Express Co.                                                          10,100             455
American International Group, Inc.                                            16,900             975
Bank of America Corp.                                                         55,300           4,316
Citigroup, Inc.                                                               68,100           3,099
Comerica, Inc.                                                                64,100           2,987
Freddie Mac                                                                   66,800           3,497
Goldman Sachs Group, Inc. (The)                                               17,800           1,493
Hartford Financial Services Group, Inc.                                       23,200           1,221
Lehman Brothers Holdings, Inc.                                                30,100           2,079
MBNA Corp.                                                                   135,700           3,094
Mellon Financial Corp.                                                        76,700           2,312
Merrill Lynch & Co., Inc.                                                     42,300           2,264
PNC Financial Services Group                                               (c)43,800           2,084
Principal Financial Group                                                     24,800             769
Travelers Property Casualty Corp., Class A                                    77,700           1,234
Travelers Property Casualty Corp., Class B                                     2,500              40
U.S. BanCorp                                                                 129,400           3,104
Wachovia Corp.                                                                   800              33
Wells Fargo & Co.                                                             26,400           1,360
----------------------------------------------------------------------------------------------------
                                                                                              36,416
====================================================================================================
FOOD & TOBACCO (3.2%)
Altria Group, Inc.                                                            71,900           3,149
Unilever N.V.                                                              (c)29,000   $       1,716
----------------------------------------------------------------------------------------------------
                                                                                               4,865
====================================================================================================
HEALTH CARE (13.1%)
Abbott Labs, Inc.                                                             21,800             928
Amgen, Inc.                                                                (a)18,000           1,162
Anthem, Inc.                                                               (a)14,000             999
Baxter International, Inc.                                                     8,500             247
Boston Scientific Corp.                                                     (a)8,300             529
Bristol-Myers Squibb Co.                                                     104,100           2,671
CIGNA Corp.                                                                   10,300             460
HCA, Inc.                                                                     11,200             413
Medtronic, Inc.                                                               11,500             539
Merck & Co., Inc.                                                             49,400           2,501
Pfizer, Inc.                                                                 217,400           6,605
Wyeth                                                                         60,000           2,766
----------------------------------------------------------------------------------------------------
                                                                                              19,820
====================================================================================================
HEAVY INDUSTRY & TRANSPORTATION (10.8%)
Boeing Co. (The)                                                              21,600             742
Caterpillar, Inc.                                                             21,000           1,446
Cooper Industries Ltd., Class A                                               28,800           1,383
General Electric Co.                                                         150,400           4,483
Honeywell International, Inc.                                                 70,400           1,855
Northrop Grumman Corp.                                                         8,800             759
Tyco International Ltd.                                                      176,500           3,606
United Technologies Corp.                                                     27,100           2,094
----------------------------------------------------------------------------------------------------
                                                                                              16,368
====================================================================================================
RETAIL (9.7%)
Best Buy Co., Inc.                                                         (a)48,300           2,295
Home Depot, Inc.                                                             132,500           4,220
Kohl's Corp.                                                               (a)13,700             733
Kroger Co.                                                                (a)232,500           4,155
McDonald's Corp.                                                              19,200             452
Wal-Mart Stores, Inc.                                                         50,900           2,843
----------------------------------------------------------------------------------------------------
                                                                                              14,698
====================================================================================================
TECHNOLOGY (19.2%)
Accenture Ltd., Class A                                                 (a)(c)99,700           2,227
Analog Devices, Inc.                                                       (a)58,500           2,224
Applied Materials, Inc.                                                    (a)21,400             388
BMC Software, Inc.                                                        (a)129,200           1,800
Check Point Software Technologies Ltd.                                  (a)(c)80,200           1,347
Cisco Systems, Inc.                                                        (a)45,200             883
Dell, Inc.                                                                 (a)16,600             554
Hewlett-Packard Co.                                                          144,800           2,803
Intel Corp.                                                                   16,700             459
International Business Machines Corp.                                         24,200           2,138
Maxim Integrated Products, Inc.                                               33,400           1,319
Microsoft Corp.                                                              194,800           5,414
Motorola, Inc.                                                               213,700           2,558
Nokia Oyj ADR, Class A                                                        84,800           1,323
Oracle Corp.                                                               (a)71,100             798
Qualcomm, Inc.                                                                11,400             475
Solectron Corp.                                                        (a)(c)354,000           2,071
Sun Microsystems, Inc.                                                     (a)64,000             212
----------------------------------------------------------------------------------------------------
                                                                                              28,993
====================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

EQUITY PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
UTILITIES (5.3%)
Exelon Corp.                                                                  37,000   $       2,349
FirstEnergy Corp.                                                             95,700           3,053
SBC Communications, Inc.                                                      34,500             768
Verizon Communications, Inc.                                                  54,400           1,765
----------------------------------------------------------------------------------------------------
                                                                                               7,935
====================================================================================================
  TOTAL COMMON STOCKS (COST $143,188)                                                        151,172
====================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.9%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
  SECURITIES (4.5%)
American Express Credit Corp.,
  1.13%, 5/17/04                                                       $       (h)96              96
BETA Finance, Inc., 1.08%, 6/16/04                                            (h)447             447
CC USA, Inc., 1.09%, 2/6/04                                                   (h)160             160
Citibank Credit Card, 1.14%, 11/7/03                                          (h)172             172
Deutsche Bank London AG, 1.07%, 10/27/03                                         319             319
Dorado Finance, Inc., 1.09%, 2/5/04                                           (h)160             160
Federal Home Loan Mortgage Corporation,
  1.10%, 12/30/03                                                                318             318
Federal National Mortgage Association,
  1.07%, 1/29/04                                                              (h)957             957
Grampian Funding LLC, 1.07%, 11/24/03                                            178             178
International Credit Card Funding No. I Ltd.,
  1.12%, 3/19/04                                                              (h)371             371
Links Finance LLC, 1.08%, 6/16/04                                             (h)255             255
Links Finance LLC, 1.09%, 5/24/04                                             (h)160             160
Macquarie Bank Ltd., 1.21%, 6/24/04                                           (h)141             141
Sears Credit Card Account Master,
  1.15%, 10/15/04                                                             (h)256             256
SWIFT 2001, Series A6, 1.12%, 1/15/04                                         (h)113             113
SWIFT 2001, Series A7, 1.12%, 3/15/04                                         (h)319             319
Target Credit Card Master Trust,
  1.15%, 7/26/04                                                              (h)252             252
UBS Securities LLC, 1.11%, 10/1/03                                             1,870           1,870
Westdeutsche Landesbank N.Y.,
  1.05%, 11/17/03                                                             (h)319             319
----------------------------------------------------------------------------------------------------
                                                                                               6,863
====================================================================================================
REPURCHASE AGREEMENT (0.4%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03                                                  (f)557             557
----------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $7,420)                                                   7,420
====================================================================================================
TOTAL INVESTMENTS (104.9%) (COST $150,608) --
  INCLUDING $6,710 OF SECURITIES LOANED                                                      158,592
====================================================================================================

                                                                              AMOUNT          AMOUNT
                                                                               (000)           (000)
----------------------------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
  Dividends Receivable                                                 $         235
  Receivable for Portfolio Shares Sold                                           166
  Other                                                                            7   $         408
----------------------------------------------------------------------------------------------------
LIABILITIES (-5.2%)
  Collateral on Securities Loaned, at Value                                   (6,863)
  Payable for Investments Purchased                                             (656)
  Payable for Investment Advisory Fees                                          (208)
  Payable for Portfolio Shares Redeemed                                          (80)
  Payable for Trustees' Fees and Expenses                                        (26)
  Payable for Administrative Fees                                                (17)
  Payable for Custodian Fees                                                      (3)
  Other Liabilities                                                              (32)         (7,885)
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $     151,115
====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $     259,998
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                          435
Accumulated Net Realized Gain (Loss)                                                        (117,302)
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                        7,984
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $     151,115
====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                             $     150,432
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 16,898,031 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $        8.90
====================================================================================================
ADVISER CLASS:
NET ASSETS                                                                             $         683
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 76,938 outstanding shares of beneficial interest
    (unlimited authorization, no par value)                                            $        8.88
====================================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at September 30, 2003.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

MID CAP GROWTH PORTFOLIO

The Mid Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalization of generally less than $35 billion. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class had a total return of 32.36% compared to 38.89% for the Russell Mid Cap Growth Index (the "Index").

FACTORS AFFECTING PERFORMANCE

During the past fiscal year, the U.S. equity markets advanced sharply, benefiting from a two- month upswing in the fall of 2002 and a prolonged rally that began in mid-March and continued through August 2003. During the past year, mid- and small-cap stocks outperformed their large-cap peers and growth outperformed value across all market capitalizations.

Stocks in the utilities, technology, and producer durable sectors were significant contributors to the Index return over this period.

Security selection in the technology, producer durables, energy, and healthcare sectors had a negative effect on the Portfolio's relative performance, while selection among consumer discretionary stocks added to relative return.

In terms of sector allocations relative to the Index, an underweight in utilities and an overweight in energy detracted from relative return, while underweights in consumer staples, materials, and processing added to relative return.

MANAGEMENT STRATEGIES

Early in the fiscal year, we sought to minimize our exposure to economically sensitive stocks within the consumer discretionary sector. As the economy and stock markets strengthened, we sought to identify select companies in a variety of sectors that could benefit from an economic recovery.

Relative to the benchmark, the Portfolio was meaningfully overweight in the consumer discretionary sector and underweight in the consumer staples, utilities, and healthcare sectors.

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

           MID CAP GROWTH              RUSSELL
            PORTFOLIO -                MID CAP
        INSTITUTIONAL CLASS          GROWTH INDEX
93            5,000,000                5,000,000
94            4,836,130                5,121,790
95            6,314,340                6,641,370
96            8,133,150                7,725,310
97           10,414,400               10,015,900
98           10,622,000                9,077,190
99           17,447,700               12,453,600
00           27,322,400               19,971,900
01           1,3442,000                9,632,740
02           10,580,800                8,139,390
03           14,005,500               11,304,500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary based upon the different inception dates and fees assessed to that class.

PERFORMANCE COMPARED TO THE RUSSELL MID CAP GROWTH INDEX(1)

                                                      TOTAL RETURNS(2)
                                             ----------------------------------
                                                           AVERAGE ANNUAL
                                                     --------------------------
                                               ONE    FIVE      TEN       SINCE
                                              YEAR   YEARS    YEARS   INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class (3)         32.36%   5.69%   10.85%      13.87%
Index -- Institutional Class                 38.89    4.49     8.50       10.45
Portfolio -- Adviser Class(4)                32.14    5.44       --        8.27
Index -- Adviser Class                       38.89    4.49       --        4.75

(1)  The Russell Mid Cap Growth Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on March 30, 1990.
(4)  Commenced offering on January 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

MID CAP GROWTH PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
AUTO & TRANSPORTATION (2.3%)
C.H. Robinson Worldwide, Inc.                                                146,277   $       5,443
Expeditors International of Washington, Inc.                                 180,518           6,212
Gentex Corp.                                                              (a)141,900           4,944
JetBlue Airways Corp.                                                     (a)145,700           8,912
----------------------------------------------------------------------------------------------------
                                                                                              25,511
====================================================================================================
CONSUMER DISCRETIONARY (35.7%)
Abercrombie & Fitch Co., Class A                                          (a)619,325          17,161
Apollo Group, Inc., Class A                                                (a)81,700           5,395
AutoZone, Inc.                                                             (a)73,100           6,545
Brascan Corp.                                                                202,184           5,097
Career Education Corp.                                                     (a)60,200           2,727
Carmax, Inc.                                                              (a)237,542           7,758
Chico's FAS, Inc.                                                         (a)395,673          12,123
ChoicePoint, Inc.                                                         (a)146,261           4,900
Citadel Broadcasting Corp.                                                (a)399,050           7,885
Coach, Inc.                                                               (a)266,710          14,562
Corporate Executive Board Co.                                             (a)387,100          18,174
DeVry, Inc.                                                               (a)344,120           8,142
Dollar General Corp.                                                         679,563          13,591
Dollar Tree Stores, Inc.                                                  (a)460,200          15,417
Electronic Arts, Inc.                                                     (a)184,902          17,053
GTECH Holdings Corp.                                                         689,841          29,560
Harman International Industries, Inc.                                        129,025          12,690
International Game Technology                                                541,904          15,255
Iron Mountain, Inc.                                                       (a)258,025           9,263
ITT Educational Services, Inc.                                            (a)223,700          10,720
Krispy Kreme Doughnuts, Inc.                                               (a)90,370           3,479
MGM Mirage, Inc.                                                          (a)124,700           4,558
Monster Worldwide, Inc.                                                   (a)189,219           4,765
P.F. Chang's China Bistro, Inc.                                           (a)120,400           5,460
Petsmart, Inc.                                                            (a)258,100           5,859
R.H. Donnelley Corp.                                                       (a)94,600           3,823
Radio One, Inc., Class A                                                  (a)679,575           9,759
Royal Caribbean Cruises Ltd.                                                 764,094          21,479
Sonic Corp.                                                               (a)258,100           6,525
Starbucks Corp.                                                           (a)236,600           6,814
Station Casinos, Inc.                                                        520,400          15,924
Tiffany & Co.                                                                288,160          10,757
TJX Cos., Inc.                                                               391,400           7,601
Univision Communications, Inc., Class A                                   (a)675,275          21,561
Viad Corp.                                                                   240,900           5,753
Weight Watchers International, Inc.                                       (a)320,876          13,348
Westwood One, Inc.                                                        (a)266,675           8,051
----------------------------------------------------------------------------------------------------
                                                                                             389,534
====================================================================================================
CONSUMER STAPLES (0.5%)
Cott Corp.                                                                (a)240,900           5,639
----------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (9.7%)
Affiliated Managers Group, Inc.                                           (a)172,027          10,803
Ameritrade Holding Corp.                                                  (a)890,300          10,016
Doral Financial Corp.                                                        262,338          12,330
Interactive Data Corp.                                                    (a)508,700           8,037
Legg Mason, Inc.                                                             111,800           8,072
Markel Corp.                                                               (a)12,932           3,453
Moody's Corp.                                                                232,226   $      12,765
Radian Group, Inc.                                                           223,700           9,932
Sovereign Bancorp, Inc.                                                      314,000           5,825
SunGard Data Systems, Inc.                                                (a)296,779           7,808
UCBH Holdings, Inc.                                                          172,000           5,200
White Mountains Insurance Group Ltd.                                          28,392          11,273
----------------------------------------------------------------------------------------------------
                                                                                             105,514
====================================================================================================
HEALTH CARE (15.5%)
Allergan, Inc.                                                               128,985          10,155
Caremark Rx, Inc.                                                         (a)648,775          14,662
Celgene Corp.                                                             (a)262,337          11,367
Charles River Laboratories International, Inc. (a)                           177,700           5,454
Coventry Health Care, Inc.                                                (a)111,800           5,896
C.R. Bard, Inc.                                                               77,500           5,502
Endo Pharmaceuticals Holdings, Inc.                                       (a)240,900           4,926
Genzyme Corp.                                                             (a)215,060           9,946
ICOS Corp.                                                                (a)146,200           5,602
IDEXX Laboratories, Inc.                                                  (a)137,600           5,847
ImClone Systems, Inc.                                                     (a)128,400           4,972
Lincare Holdings, Inc.                                                    (a)215,050           7,882
Mid Atlantic Medical Services, Inc.                                       (a)141,933           7,300
NPS Pharmaceuticals, Inc.                                                 (a)129,075           3,595
Patterson Dental Co.                                                       (a)66,600           3,835
St. Jude Medical, Inc.                                                    (a)176,302           9,480
Stericycle, Inc.                                                          (a)464,525          21,912
Varian Medical Systems, Inc.                                              (a)400,005          22,992
Zimmer Holdings, Inc.                                                     (a)146,186           8,055
----------------------------------------------------------------------------------------------------
                                                                                             169,380
====================================================================================================
MATERIALS & PROCESSING (2.2%)
Ecolab, Inc.                                                                 215,068           5,430
Mohawk Industries, Inc.                                                    (a)73,100           5,214
Phelps Dodge Corp.                                                        (a)120,400           5,635
Sealed Air Corp.                                                          (a)176,377           8,330
----------------------------------------------------------------------------------------------------
                                                                                              24,609
====================================================================================================
OTHER ENERGY (4.1%)
BJ Services Co.                                                           (a)288,154           9,846
Pioneer Natural Resources Co.                                             (a)412,925          10,513
Questar Corp.                                                                301,100           9,277
Smith International, Inc.                                                 (a)296,728          10,676
Suncor Energy, Inc.                                                          237,028           4,397
----------------------------------------------------------------------------------------------------
                                                                                              44,709
====================================================================================================
PRODUCER DURABLES (2.8%)
Graco, Inc.                                                                  146,200           5,490
KLA-Tencor Corp.                                                          (a)103,177           5,303
Novellus Systems, Inc.                                                    (a)232,286           7,840
NVR, Inc.                                                                  (a)24,900          11,616
----------------------------------------------------------------------------------------------------
                                                                                              30,249
====================================================================================================
TECHNOLOGY (21.5%)
Adobe Systems, Inc.                                                          227,902           8,947
Agere Systems, Inc.                                                     (a)1,513,900           4,648
American Tower Corp., Class A                                             (a)993,500          10,084
Amkor Technology, Inc.                                                    (a)253,800           3,606
Amphenol Corp., Class A                                                   (a)120,475           6,271

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MID CAP GROWTH PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
ASML Holding NV                                                           (a)202,100   $       2,654
ATI Technologies, Inc.                                                    (a)189,200           2,810
Broadcom Corp., Class A                                                   (a)253,774           6,755
CDW Corp.                                                                    100,664           5,812
Corning, Inc.                                                             (a)774,200           7,293
Crown Castle International Corp.                                        (a)1,036,500           9,753
Emulex Corp.                                                              (a)223,638           5,696
Espeed, Inc.                                                              (a)167,700           3,792
Fairchild Semiconductor International, Inc., Class A                      (a)326,900           5,420
Global Payments, Inc.                                                        219,300           7,895
Integrated Circuit Systems, Inc.                                          (a)218,469           6,563
Intersil Corp., Class A                                                   (a)365,625           8,702
JDS Uniphase Corp.                                                      (a)1,703,200           6,131
Juniper Networks, Inc.                                                    (a)361,300           5,391
Lam Research Corp.                                                        (a)140,100           3,103
Linear Technology Corp.                                                      103,225           3,696
Marvell Technology Group Ltd.                                             (a)292,452          11,040
Mercury Interactive Corp.                                                 (a)193,536           8,788
Microchip Technology, Inc.                                                   197,800           4,735
Network Appliance, Inc.                                                   (a)408,600           8,389
Network Associates, Inc.                                                  (a)597,875           8,227
Omnivision Technologies, Inc.                                              (a)64,500           2,724
Peoplesoft, Inc.                                                          (a)206,462           3,756
QLogic Corp.                                                              (a)219,328          10,311
SanDisk Corp.                                                             (a)141,900           9,045
Seagate Technology, Inc.                                                     258,036           7,019
Siebel Systems, Inc.                                                      (a)283,888           2,759
Symantec Corp.                                                            (a)270,919          17,073
Synopsys, Inc.                                                            (a)249,416           7,675
VeriSign, Inc.                                                            (a)184,900           2,491
VERITAS Software Corp.                                                    (a)167,749           5,267
----------------------------------------------------------------------------------------------------
                                                                                             234,321
====================================================================================================
UTILITIES (1.9%)
IDT Corp., Class B                                                        (a)578,800          10,453
NTL, Inc.                                                                 (a)209,400           9,867
----------------------------------------------------------------------------------------------------
                                                                                              20,320
====================================================================================================
  TOTAL COMMON STOCKS (COST $912,220)                                                      1,049,786
====================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03
  (COST $36,258)                                                        $  (f)36,258          36,258
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%) (COST $948,478)                                                  1,086,044
====================================================================================================

                                                                              AMOUNT          AMOUNT
                                                                               (000)           (000)
----------------------------------------------------------------------------------------------------
OTHER ASSETS (1.7%)
  Cash                                                                  $        148
  Receivable for Investments Sold                                             16,399
  Receivable for Portfolio Shares Sold                                         1,403
  Dividends Receivable                                                           256
  Interest Receivable                                                              1
  Other                                                                           46   $      18,253
----------------------------------------------------------------------------------------------------
LIABILITIES (-1.2%)
  Payable for Investments Purchased                                           (9,932)
  Payable for Investment Advisory Fees                                        (1,326)
  Payable for Portfolio Shares Redeemed                                       (1,321)
  Payable for Distribution Fees --
    Adviser Class                                                               (112)
  Payable for Trustees' Fees and Expenses                                       (100)
  Payable for Administrative Fees                                                (88)
  Payable for Custodian Fees                                                      (7)
  Other Liabilities                                                              (80)        (12,966)
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $   1,091,331
====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $   2,279,646
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                              (92)
Accumulated Net Realized Gain (Loss)                                                      (1,325,789)
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                      137,566
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   1,091,331
====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                             $     559,760
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 36,291,346 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       15.42
====================================================================================================
ADVISER CLASS:
NET ASSETS                                                                             $     531,571
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 35,138,247 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       15.13
====================================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

STRATEGIC SMALL VALUE PORTFOLIO

The Strategic Small Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of domestic companies with equity capitalizations generally in the range of companies included in the Russell 2000 Value Index. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class had a total return of 27.32%, compared to 31.66% for the Russell 2000 Value Index (the "Index").

FACTORS AFFECTING PERFORMANCE

At the beginning of the period, corporate malfeasance, geopolitical and terrorism concerns, and a sluggish economy all weighed heavily on the market. Equities recovered briefly during October and November, as investors responded positively to third-quarter earnings announcements and the Federal Reserve cut short-term interest rates to levels not seen since 1961. Stocks went on to give back much of their gains during the next three months, however, amid ongoing concerns about Iraq.

Starting in mid-March, equity markets staged a powerful rally. Investors reacted positively to encouraging economic data and reports of corporate earnings that exceeded expectations. Long-term bond yields declined and mortgage rates fell to record lows (before subsequently rising again), triggering an increase in refinancing activity. By the end of the period, investor pessimism about exogenous issues had largely been replaced by cautious optimism, buoyed by a nascent economic and capital markets recovery.

The Portfolio's underperformance versus the Index came during the second half of the fiscal year, as small-cap stocks dramatically outperformed their large-cap counterparts during the market rally. In particular, the stocks that appreciated the most tended to be more speculative in nature: stocks priced below $5, stocks of companies with negative earnings, and stocks with the smallest market capitalizations. The Portfolio's focus on higher-quality issues led to an underweight in these types of riskier stocks relative to the Index, which resulted in performance that lagged the Index.

Specifically, underperformance during the period was driven primarily by stock selection, especially within the consumer durables, consumer services, and technology sectors. In addition, our cash position, which averaged approximately 3.6%, dampened returns in a rising market.

Positive contributors to relative performance included stock selection within transportation, food and tobacco, and utilities; while sector allocations essentially had a neutral impact overall.

MANAGEMENT STRATEGIES

Relative to the Index during the period, we increased exposure to technology, moving from an underweight to an overweight, reflecting a more favorable outlook for growth in technology spending. We maintained an overweight in energy for much of the period, seeking to capitalize on high natural gas prices. We also maintained an overweight in health care.

Relative to the Index, we reduced exposure in heavy industry/transportation, reflecting high valuations and weakness in a number of end markets. We also reduced our weighting in consumer durables. Finally, we continued to underweight financial services, particularly regional banks and REITs.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VLAUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

                    STRATEGIC SMALL VALUE
                        PORTFOLIO -             RUSSELL 2000
                     INSTITUTIONAL CLASS         VALUE INDEX
**                      5,000,000                 5,000,000
        00              5,310,000                 5,367,000
        01              5,278,000                 5,668,000
        02              5,151,000                 5,585,000
        03              6,557,500                 7,353,500

* Minimum Investment
**Commenced operations on June 30, 2000.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE RUSSELL 2000 VALUE INDEX(1)

                                              TOTAL RETURNS(2)
                                            -------------------
                                                        AVERAGE
                                                         ANNUAL
                                                ONE       SINCE
                                               YEAR   INCEPTION
---------------------------------------------------------------
Portfolio -- Institutional Class(3)           27.32%       8.70%
Index -- Institutional Class                  31.66       12.59

(1)  The Russell 2000 Value Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on June 30, 2000.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

STRATEGIC SMALL VALUE PORTFOLIO

                                                                                           VALUE
                                                                              SHARES       (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS (96.1%)
BASIC RESOURCES (5.7%)
Albany International Corp., Class A                                            8,000   $     247
Bowater, Inc.                                                                  8,800         370
Crown Holdings, Inc.                                                       (a)31,400         212
Engelhard Corp.                                                                7,200         199
FMC Corp.                                                                   (a)4,400         111
Georgia Gulf Corp.                                                            10,100         236
GrafTech International Ltd.                                                (a)16,300         130
Hercules, Inc.                                                              (a)9,200         104
IMC Global, Inc.                                                              23,600         151
Schulman, Inc., Class A                                                        6,400         102
Scotts Co. (The)                                                            (a)6,200         339
Smurfit-Stone Container Corp.                                              (a)26,100         391
Sonoco Products Co.                                                           16,900         371
Steel Dynamics, Inc.                                                        (a)5,400          82
------------------------------------------------------------------------------------------------
                                                                                           3,045
================================================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (0.4%)
Playtex Products, Inc.                                                     (a)33,900         202
------------------------------------------------------------------------------------------------
CONSUMER DURABLES (5.2%)
Beazer Homes USA, Inc.                                                      (a)2,700         228
Furniture Brands International, Inc.                                       (a)10,600         255
MDC Holdings, Inc.                                                             2,700         146
Meritage Corp.                                                              (a)3,300         156
Polaris Industries, Inc.                                                       1,700         126
Ryland Group, Inc.                                                             4,400         322
Standard Pacific Corp.                                                         9,500         360
Strattec Security Corp.                                                     (a)7,000         333
Trex Company, Inc.                                                          (a)6,400         199
WCI Communities, Inc.                                                      (a)18,100         299
Winnebago Industries, Inc.                                                     7,700         343
------------------------------------------------------------------------------------------------
                                                                                           2,767
================================================================================================
CONSUMER SERVICES (6.6%)
Ameristar Casinos, Inc.                                                    (a)16,500         413
Argosy Gaming Co.                                                          (a)16,500         403
Charter Communications, Inc., Class A                                      (a)51,000         210
Choice Hotels International, Inc.                                           (a)7,200         209
Extended Stay America, Inc.                                                (a)22,000         328
Gray Television, Inc.                                                         30,200         353
Isle Of Capri Casinos, Inc.                                                 (a)9,200         182
Journal Communications, Inc.                                                (a)3,800          63
La Quinta Corp.                                                            (a)48,100         300
Penn National Gaming, Inc.                                                 (a)35,500         757
SCP Pool Corp.                                                             (a)10,400         289
------------------------------------------------------------------------------------------------
                                                                                           3,507
================================================================================================
ENERGY (5.4%)
Forest Oil Corp.                                                           (a)18,000         431
Grey Wolf, Inc.                                                            (a)75,600         263
Horizon Offshore, Inc.                                                     (a)14,300          59
Key Energy Services, Inc.                                                  (a)48,000         463
MDU Resources Group, Inc.                                                      5,600         189
New Jersey Resources Corp.                                                     8,200         295
Newpark Resources, Inc.                                                    (a)27,400         118
Oil States International, Inc.                                             (a)10,100         128
Southwest Gas Corp.                                                           16,600         377
St. Mary Land & Exploration Co.                                                7,500   $     190
Ultra Petroleum Corp.                                                      (a)10,800         151
W-H Energy Services, Inc.                                                  (a)13,200         235
------------------------------------------------------------------------------------------------
                                                                                           2,899
================================================================================================
FINANCIAL SERVICES (26.1%)
Affiliated Managers Group, Inc.                                             (a)5,200         327
American Financial Group, Inc.                                                12,000         261
Associated Banc-Corp                                                           6,500         246
Astoria Financial Corp.                                                       10,200         315
Bancorpsouth, Inc.                                                             6,400         140
BankAtlantic Bancorp, Inc., Class B                                            2,000          29
Banknorth Group, Inc.                                                         11,000         310
BRE Properties, Inc., Class A REIT                                             3,600         119
Brookline Bancorp, Inc.                                                       16,600         244
Camden Property Trust REIT                                                     4,300         165
CarrAmerica Realty Corp. REIT                                                  5,900         176
Catellus Development Corp. REIT                                            (a)16,600         406
City National Corp.                                                            6,300         321
Colonial BancGroup, Inc. (The)                                                 9,500         137
Cullen/Frost Bankers, Inc.                                                     7,100         264
Dime Community Bancshares, Inc.                                                4,300          99
Direct General Corp.                                                        (a)6,000         150
Downey Financial Corp.                                                         6,400         299
East-West Bancorp, Inc.                                                        1,900          81
Equity One, Inc.                                                               9,300         158
F.N.B. Corp.                                                                   4,000         138
Financial Federal Corp.                                                     (a)2,600          79
First Midwest Bancorp., Inc.                                                  14,600         434
First Niagara Financial Group, Inc.                                           16,600         251
GATX Corp.                                                                     8,900         188
General Growth Properties, Inc. REIT                                           4,500         323
Greater Bay Bancorp.                                                          13,300         277
Harleysville Group, Inc.                                                       7,600         177
Health Care REIT, Inc.                                                         6,200         191
Hibernia Corp., Class A                                                       22,800         462
Hilb, Rogal & Hamilton Co.                                                     6,000         186
IBERIABANK Corp.                                                               2,600         137
Infinity Property & Casualty Corp.                                             4,000         112
Investors Financial Services Corp.                                             3,500         110
Kilroy Realty Corp. REIT                                                      10,900         311
Local Financial Corp.                                                       (a)6,900         124
Macerich Co. (The)                                                             4,300         162
MAF Bancorp, Inc.                                                              8,500         325
Main Street Banks, Inc.                                                        5,600         140
Mercantile Bankshares Corp.                                                    2,300          92
National Financial Partners Corp.                                           (a)1,900          51
Pan Pacific Retail Properties, Inc. REIT                                       3,700         159
Platinum Underwriters Holdings Ltd.                                           10,700         301
PMI Group, Inc. (The)                                                         16,200         547
Prentiss Properties Trust REIT                                                 5,400         167
Protective Life Corp.                                                         18,900         564
Provident Bankshares Corp.                                                    10,000         283
Provident Financial Group, Inc.                                                5,200         145
PS Business Parks, Inc. REIT                                                   8,400         317
Regency Centers Corp. REIT                                                     3,800         140
Scottish Annuity & Life Holdings Ltd.                                         12,700         307

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

STRATEGIC SMALL VALUE PORTFOLIO

                                                                                           VALUE
                                                                              SHARES       (000)
------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
Selective Insurance Group                                                      4,400   $     131
Sky Financial Group, Inc.                                                     15,200         342
SL Green Realty Corp. REIT                                                     6,000         217
Southwest Bancorp of Texas, Inc.                                               2,600          95
Stancorp Financial Group, Inc.                                                 8,700         500
Texas Regional Bancshares, Inc.                                               13,700         463
United Dominion Realty Trust, Inc. REIT                                        9,000         165
Universal Health Realty Income Trust REIT                                      3,700         101
W. Holding Co., Inc.                                                           7,700         138
Webster Financial Corp.                                                        8,900         355
------------------------------------------------------------------------------------------------
                                                                                          13,954
================================================================================================
FOOD & TOBACCO (2.0%)
NBTY, Inc.                                                                 (a)18,900         441
Pilgrim's Pride Corp.                                                         28,400         355
Smithfield Foods, Inc.                                                     (a)13,000         250
------------------------------------------------------------------------------------------------
                                                                                           1,046
================================================================================================
HEALTH CARE (7.8%)
American Medical Security Group, Inc.                                      (a)14,500         294
Cephalon, Inc.                                                              (a)5,200         239
Conceptus, Inc.                                                             (a)9,600         126
Coventry Health Care, Inc.                                                 (a)16,100         849
Immucor, Inc.                                                              (a)21,700         585
LifePoint Hospitals, Inc.                                                   (a)9,900         238
Medicines Co.                                                              (a)10,600         275
MGI Pharma, Inc.                                                            (a)9,900         389
Regeneration Technologies, Inc.                                            (a)13,400         121
Respironics, Inc.                                                           (a)9,400         393
Serologicals Corp.                                                          (a)7,500          99
Steris Corp.                                                                (a)7,000         161
United Therapeutics Corp.                                                  (a)18,600         420
------------------------------------------------------------------------------------------------
                                                                                           4,189
================================================================================================
HEAVY INDUSTRY & TRANSPORTATION (13.3%)
AGCO Corp.                                                                  (a)3,400          58
Allete, Inc.                                                                  13,700         375
Ametek, Inc.                                                                   7,600         326
AMR Corp.                                                                  (a)11,500         132
Anteon International Corp.                                                  (a)4,600         141
Arkansas Best Corp.                                                           15,100         415
BearingPoint, Inc.                                                         (a)17,300         138
Benchmark Electronics, Inc.                                                 (a)3,700         156
Black Box Corp.                                                                3,100         123
Casella Waste Systems, Inc., Class A                                       (a)19,600         243
CIRCOR International, Inc.                                                    17,400         334
Continental Airlines, Inc., Class B                                         (a)7,600         126
Covenant Transport, Inc.                                                   (a)12,400         228
Delta Air Lines, Inc.                                                         17,600         234
DRS Technologies, Inc.                                                     (a)17,000         410
ExpressJet Holdings, Inc.                                                   (a)9,100         126
Gardner Denver, Inc.                                                       (a)11,300         237
Genesee & Wyoming, Inc., Class A                                            (a)6,700         159
Goodrich Corp.                                                                 7,500         182
Insituform Technologies, Inc., Class A                                      (a)6,000         107
Minerals Technologies, Inc.                                                    4,500         229
Navistar International Corp.                                                (a)5,300         198
Oshkosh Truck Corp.                                                            7,200   $     285
Robbins & Myers, Inc.                                                          6,600         147
Ryder System, Inc.                                                             6,500         191
SCS Transportation, Inc.                                                    (a)5,900          89
Tetra Tech, Inc.                                                            (a)5,100         102
Texas Industries, Inc.                                                         5,800         143
Tredegar Corp.                                                                11,700         176
USF Corp.                                                                      2,300          72
Wabash National Corp.                                                       (a)4,300          69
Waste Connections, Inc.                                                    (a)13,700         481
Watts Industries, Inc.                                                        13,800         243
Yellow Corp.                                                               (a)14,800         442
------------------------------------------------------------------------------------------------
                                                                                           7,117
================================================================================================
RETAIL (7.6%)
Children's Place, Inc.                                                     (a)28,200         484
Foot Locker, Inc.                                                             17,300         280
Footstar, Inc.                                                             (a)14,500          98
Galyans Trading Co., Inc.                                                   (a)3,000          31
Hancock Fabrics, Inc.                                                         17,600         278
Hollywood Entertainment Corp.                                              (a)20,000         340
Jo-Ann Stores, Inc.                                                        (a)11,700         326
Kellwood Co.                                                                   5,500         184
Linens 'N Things, Inc.                                                     (a)16,200         385
Oshkosh B'Gosh, Inc.                                                           6,200         159
Sonic Corp.                                                                (a)15,100         382
Stage Stores, Inc.                                                         (a)11,800         301
Tuesday Morning Corp.                                                      (a)11,200         312
Tweeter Home Entertainment Group, Inc.                                      (a)5,800          44
Urban Outfitters, Inc.                                                     (a)18,000         469
------------------------------------------------------------------------------------------------
                                                                                           4,073
================================================================================================
TECHNOLOGY (13.3%)
AMIS Holdings, Inc.                                                         (a)6,400         118
Analogic Corp.                                                                 3,100         149
Andrew Corp.                                                               (a)24,300         299
Ascential Software Corp.                                                   (a)12,700         235
Asyst Technologies, Inc.                                                    (a)8,900         125
Axcelis Technologies, Inc.                                                 (a)15,600         129
BISYS Group, Inc. (The)                                                    (a)24,400         321
Borland Software Corp.                                                     (a)14,200         131
CommScope, Inc.                                                            (a)11,200         135
DuPont Photomasks, Inc.                                                     (a)5,600         127
Earthlink, Inc.                                                            (a)18,600         153
Electronics for Imaging, Inc.                                              (a)12,100         282
Emulex Corp.                                                                (a)6,100         155
FileNET Corp.                                                               (a)8,000         161
GlobespanVirata, Inc.                                                      (a)16,700         121
Hutchinson Technology, Inc.                                                 (a)4,100         136
Hyperion Solutions Corp.                                                    (a)6,800         196
Inet Technologies, Inc.                                                    (a)13,300         172
Informatica Corp.                                                          (a)20,200         150
Insight Enterprises, Inc.                                                   (a)8,100         123
Inter-Tel, Inc.                                                                5,100         125
Intergraph Corp.                                                            (a)5,900         137
Internet Security Systems, Inc.                                            (a)11,300         141
Intrado, Inc.                                                               (a)6,000         137

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

STRATEGIC SMALL VALUE PORTFOLIO

                                                                                           VALUE
                                                                              SHARES       (000)
------------------------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
Ixia                                                                       (a)18,500   $     200
JDA Software Group, Inc.                                                    (a)8,300         123
Kemet Corp.                                                                (a)12,600         161
Komag, Inc.                                                                 (a)7,900         138
Micromuse, Inc.                                                            (a)16,000         131
Mindspeed Technologies, Inc.                                               (a)26,100         141
MRO Software, Inc.                                                         (a)12,000         164
NetIQ Corp.                                                                (a)19,300         230
ON Semiconductor Corp.                                                     (a)30,400         125
Overland Storage, Inc.                                                      (a)7,200         106
Plantronics, Inc.                                                           (a)6,900         165
Polycom, Inc.                                                               (a)8,300         138
Quest Software, Inc.                                                       (a)15,400         186
Radisys Corp.                                                               (a)7,300         132
RSA Security, Inc.                                                          (a)9,300         133
Standard Micosystems Corp.                                                  (a)6,000         162
Sybase, Inc.                                                               (a)13,800         235
Synaptics, Inc.                                                            (a)10,500         113
Tech Data Corp.                                                             (a)4,200         130
TTM Technologies, Inc.                                                      (a)7,300         104
WebEx Communications, Inc.                                                  (a)9,000         171
------------------------------------------------------------------------------------------------
                                                                                           7,146
================================================================================================
UTILITIES (2.7%)
Cleco Corp.                                                                   23,100         377
Energen Corp.                                                                 10,700         387
ONEOK, Inc.                                                                   12,500         252
Southwestern Energy Co.                                                     (a)9,200         167
WGL Holdings, Inc.                                                            10,000         276
------------------------------------------------------------------------------------------------
                                                                                           1,459
================================================================================================
  TOTAL COMMON STOCKS (COST $45,889)                                                      51,404
================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03 (COST $1,782)                              $   (f)1,782       1,782
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%) (COST $47,671)                                                  53,186
================================================================================================

                                                                              AMOUNT      AMOUNT
                                                                               (000)       (000)
------------------------------------------------------------------------------------------------
OTHER ASSETS (1.9%)
  Receivable for Investments Sold                                       $        886
  Receivable for Portfolio Shares Sold                                            63
  Dividends Receivable                                                            42
  Other                                                                            2   $     993
------------------------------------------------------------------------------------------------
LIABILITIES (-1.3%)
  Payable for Investments Purchased                                             (444)
  Payable for Investment Advisory Fees                                           (75)
  Payable for Portfolio Shares Redeemed                                          (61)
  Bank Overdraft Payable                                                         (56)
  Payable for Custodian Fees                                                      (9)
  Payable for Administrative Fees                                                 (7)
  Other Liabilities                                                              (13)       (665)
------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $  53,514
================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $  47,534
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                       31
Accumulated Net Realized Gain (Loss)                                                         434
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                    5,515
------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  53,514
================================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,282,394 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $   12.50
================================================================================================

(a)   Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
REIT  Real Estate Investment Trust

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

U.S. MID CAP VALUE PORTFOLIO

The U.S. Mid Cap Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Mid Cap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal ended September 30, 2003, the Portfolio's Institutional Class had a total return of 33.85%, compared to 26.82% for the S&P Mid Cap 400 Index (the "Index"). Note that as of September 30, 2003, the Portfolio's name changed to the U.S. Mid Cap Value Portfolio, and the Index changed to the Russell Mid Cap Value Index.

FACTORS AFFECTING PERFORMANCE

At the beginning of the period, corporate malfeasance, geopolitical and terrorism concerns, and a sluggish economy all weighed heavily on the market. Equities recovered briefly during October and November, as investors responded positively to third-quarter earnings announcements and the Federal Reserve cut short-term interest rates to levels not seen since 1961. Stocks went on to give back much of their gains during the next three months, however, amid ongoing concerns about Iraq.

Starting in mid-March, equity markets staged a powerful rally. Investors reacted positively to the swift U.S. victory in Iraq as well as encouraging economic data and reports of corporate earnings that exceeded expectations. Long-term bond yields declined and mortgage rates fell to record lows (before subsequently rising again), triggering an increase in refinancing activity. By the end of the period, investor pessimism about exogenous issues had largely been replaced by cautious optimism, buoyed by a nascent economic and capital markets recovery.

The Portfolio's relative outperformance as compared to the Index during the period was driven primarily by stock selection, especially within the technology, utilities, and financial services sectors. Sector allocations also contributed somewhat to relative performance, particularly our overweight in technology.

The Portfolio benefited from a number of technology stocks that rallied strongly from the depressed levels at which we had initiated or added to positions. We focused on companies with strong balance sheets, particularly software and semiconductor-related names, and these were among the top contributors within the sector. A number of the Portfolio's utilities holdings benefited from a reduction in liquidity fears, as many companies took significant steps to improve their balance sheets through debt refinancing or asset sales. Within financial services, the Portfolio enjoyed solid performance in the areas of insurance and reinsurance, as well as credit and finance.

Detractors from performance included stock selection within health care and various consumer-oriented sectors, and an overweight relative to the Index in basic resources.

MANAGEMENT STRATEGIES

During the period we increased our focus on companies with high levels of free cash flow. We view free cash flow as a valuable attribute because it enables companies to initiate or increase dividends, repurchase stock, or reinvest in their businesses.

We increased the extent of the Portfolio's technology overweight relative to the Index, reflecting our more favorable outlook for growth in business spending versus growth in consumer spending. We also increased exposure to financial services and utilities, in each case moving to a slight overweight. We reduced exposure to consumer services and non-durables, and continued to underweight consumer-related sectors generally. Finally, we moved from an overweight to a modest underweight in health care, primarily by reducing exposure to health care services and health technology.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

                    U.S. MID CAP
                 VALUE PORTFOLIO -        S&P 400          RUSSELL MID CAP
                INSTITUTIONAL CLASS     MIDCAP INDEX          VALUE INDEX
**                    5,000,000          5,000,000             5,000,000
      95              6,725,000          6,455,230             6,453,500
      96              8,224,550          7,359,080             7,469,640
      97             13,274,400         10,235,300            10,476,000
      98             12,356,400          9,590,140            10,086,900
      99             15,993,900         12,034,700            11,028,000
      00             20,708,100         17,235,400            12,461,500
      01             16,311,800         13,961,900            12,457,100
      02             13,035,100         13,308,400            11,777,300
      03             17,447,500         16,877,500            15,110,500

* Minimum Investment
**Commenced operations on December 30, 1994.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.

PERFORMANCE COMPARED TO THE RUSSELL MID CAP VALUE INDEX AND THE S&P 400 MIDCAP INDEX(1)

                                                          TOTAL RETURNS(2)
                                                     --------------------------
                                                               AVERAGE ANNUAL
                                                              -----------------
                                                       ONE     FIVE       SINCE
                                                      YEAR    YEARS   INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)                  33.85%    7.14%      15.35%
Russell Mid Cap Value Index -- Institutional Class   28.30     8.42       13.47
S&P 400 MidCap Index -- Institutional Class          26.82    11.97       14.92
Portfolio -- Investment Class(4)                     33.66     6.99       11.29
Russell Mid Cap Value Index -- Investment Class      28.30     8.42       13.47
S&P 400 MidCap Index -- Investment Class             26.82    11.97       12.31
Portfolio -- Adviser Class(5)                        33.56     6.87        2.86
Russell Mid Cap Value Index -- Adviser Class         28.30     8.42        4.89
S&P 400 MidCap Index -- Adviser Class                26.82    11.97        7.34

(1) The Russell Mid Cap Value Index and the S&P 400 MidCap Index are unmanaged market indices.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on December 30, 1994.
(4)  Commenced offering on May 10, 1996.
(5)  Commenced offering on July 17, 1998.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S BENCHMARK WAS CHANGED FROM THE S&P 400 MIDCAP INDEX, TO THE RUSSELL MID CAP VALUE INDEX, TO MORE ACCURATELY REFLECT THE PORTFOLIO'S INVESTABLE UNIVERSE AND GROWTH STYLE.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

U.S. MID CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.4%)
BASIC RESOURCES (4.7%)
Bowater, Inc.                                                                 68,900   $       2,898
Crown Holdings, Inc.                                                      (a)211,500           1,428
Eastman Chemical Co.                                                          79,800           2,673
GrafTech International Ltd.                                               (a)157,400           1,259
Harsco Corp.                                                                  45,000           1,731
Hercules, Inc.                                                             (a)10,200             116
IMC Global, Inc.                                                             705,100           4,520
Lubrizol Corp.                                                                32,700           1,061
Lyondell Chemical Co.                                                        106,400           1,360
Olin Corp.                                                                    98,100           1,552
Pactiv Corp.                                                              (a)111,100           2,253
RPM International, Inc.                                                       82,300           1,075
Sonoco Products Co.                                                          150,500           3,303
----------------------------------------------------------------------------------------------------
                                                                                              25,229
====================================================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (1.0%)
Constellation Brands, Inc., Class A                                        (a)55,500           1,692
Dial Corp. (The)                                                             104,900           2,259
Pepsi Bottling Group, Inc.                                                    68,300           1,406
----------------------------------------------------------------------------------------------------
                                                                                               5,357
====================================================================================================
CONSUMER DURABLES (3.5%)
Activision, Inc.                                                           (a)81,100             969
ArvinMeritor, Inc.                                                            32,200             573
Furniture Brands International, Inc.                                       (a)16,500             397
Hasbro, Inc.                                                                  86,400           1,614
KB Home                                                                       24,400           1,456
Lear Corp.                                                                 (a)44,200           2,327
Leggett & Platt, Inc.                                                        111,500           2,412
SPX Corp.                                                                 (a)131,300           5,945
Stanley Works (The)                                                          104,800           3,094
----------------------------------------------------------------------------------------------------
                                                                                              18,787
====================================================================================================
CONSUMER SERVICES (5.8%)
Acxiom Corp.                                                              (a)253,000           3,987
Aramark Corp., Class B                                                    (a)104,500           2,616
Bally Total Fitness Holding Corp.                                         (a)525,000           4,541
Belo Corp.                                                                   107,400           2,605
Citadel Broadcasting Corp.                                                 (a)81,600           1,612
Cox Radio, Inc.                                                            (a)68,300           1,494
DoubleClick, Inc.                                                         (a)141,300           1,522
GTECH Holdings Corp.                                                          41,200           1,765
Harrah's Entertainment, Inc.                                                  37,400           1,575
Journal Communications, Inc.                                               (a)39,200             649
Metro-Goldwyn-Mayer, Inc.                                                 (a)127,800           1,961
Park Place Entertainment Corp.                                             (a)66,400             598
Reader's Digest Association, Inc. (The), Class A                             157,500           2,203
Westwood One, Inc.                                                        (a)147,100           4,441
----------------------------------------------------------------------------------------------------
                                                                                              31,569
====================================================================================================
ENERGY (6.7%)
Apache Corp.                                                                  18,600           1,290
Aquila, Inc.                                                              (a)163,000             551
Arch Coal, Inc.                                                               54,600           1,213
Baker Hughes, Inc.                                                            19,300             571
Cooper Cameron Corp.                                                       (a)12,600             582
Dynegy, Inc., Class A                                                     (a)300,800   $       1,083
ENSCO International, Inc.                                                     41,100           1,102
Equitable Resources, Inc.                                                    102,500           4,213
FMC Technologies, Inc.                                                    (a)173,600           3,719
GlobalSantaFe Corp.                                                           96,100           2,302
KeySpan Corp.                                                                  4,900             172
National-Oilwell, Inc.                                                     (a)21,400             388
Noble Corp.                                                               (a)153,500           5,217
Schlumberger Ltd.                                                             14,200             687
Smith International, Inc.                                                   (a)9,200             331
Tidewater, Inc.                                                               36,600           1,036
Valero Energy Corp.                                                           93,200           3,567
Varco International, Inc.                                                 (a)106,000           1,792
Weatherford International Ltd.                                             (a)42,200           1,594
XTO Energy, Inc.                                                             223,900           4,700
----------------------------------------------------------------------------------------------------
                                                                                              36,110
====================================================================================================
FINANCIAL SERVICES (21.2%)
ACE Ltd.                                                                      43,700           1,446
Affiliated Managers Group, Inc.                                            (a)31,500           1,978
American Financial Group, Inc.                                                41,300             898
AmeriCredit Corp.                                                         (a)398,400           4,104
Amvescap plc ADR                                                             166,700           2,532
AON Corp.                                                                    128,400           2,677
Arthur J. Gallagher & Co.                                                      6,700             189
Astoria Financial Corp.                                                      108,300           3,346
Banknorth Group, Inc.                                                        106,100           2,994
Bear Stearns Co., Inc. (The)                                                  21,900           1,638
CapitalSource, Inc.                                                        (a)38,800             679
Charter One Financial, Inc.                                                  130,200           3,984
CIT Group, Inc.                                                               48,800           1,404
City National Corp.                                                           35,000           1,784
Comerica, Inc.                                                                76,100           3,546
Commerce Bancorp., Inc.                                                       84,400           4,044
Countrywide Financial Corp.                                                   45,000           3,523
E*TRADE Group, Inc.                                                       (a)319,300           2,957
Everest Reinsurance Group Ltd.                                                23,500           1,766
FirstMerit Corp.                                                              67,200           1,663
GATX Corp.                                                                    77,600           1,641
Greater Bay Bancorp.                                                          65,600           1,365
GreenPoint Financial Corp.                                                    43,900           1,311
Hartford Financial Services Group, Inc.                                       60,400           3,179
Hibernia Corp., Class A                                                       96,400           1,953
Investors Financial Services Corp.                                           143,900           4,518
Janus Capital Group, Inc.                                                    110,800           1,548
LaBranche & Co., Inc.                                                         62,000             905
Lehman Brothers Holdings, Inc.                                                68,000           4,697
Lincoln National Corp.                                                        97,100           3,435
Mellon Financial Corp.                                                       125,000           3,768
Mercantile Bankshares Corp.                                                   27,400           1,096
National Commerce Financial Corp.                                            221,500           5,511
Nationwide Financial Services, Inc., Class A                                 193,900           6,077
New York Community Bancorp., Inc.                                             45,200           1,424
Ohio Casualty Corp.                                                        (a)71,400           1,035
Platinum Underwriters Holdings Ltd.                                           69,000           1,939
PMI Group, Inc. (The)                                                        139,400           4,705
Radian Group, Inc.                                                           114,700           5,093

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
Sovereign Bancorp, Inc.                                                      181,100   $       3,359
State Street Corp.                                                            46,700           2,102
UnumProvident Corp.                                                          170,400           2,517
Waddell & Reed Financial, Inc.                                                24,500             577
Zions Bancorp.                                                                62,300           3,479
----------------------------------------------------------------------------------------------------
                                                                                             114,386
====================================================================================================
FOOD & TOBACCO (0.8%)
Sara Lee Corp.                                                               118,800           2,181
Smithfield Foods, Inc.                                                     (a)65,800           1,263
Tyson Foods, Inc., Class A                                                    73,100           1,033
----------------------------------------------------------------------------------------------------
                                                                                               4,477
====================================================================================================
HEALTH CARE (12.4%)
Anthem, Inc.                                                               (a)68,400           4,879
Barr Laboratories, Inc.                                                    (a)29,100           1,985
Biovail Corp.                                                              (a)27,800           1,033
Caremark Rx, Inc.                                                         (a)249,400           5,636
Cephalon, Inc.                                                             (a)62,800           2,884
Community Health Systems, Inc.                                            (a)110,700           2,402
Coventry Health Care, Inc.                                                 (a)83,500           4,404
Endo Pharmaceuticals Holdings, Inc.                                       (a)163,400           3,342
Fisher Scientific International, Inc.                                      (a)12,100             480
Gilead Sciences, Inc.                                                     (a)154,800           8,658
Health Net, Inc.                                                           (a)38,400           1,216
ICOS Corp.                                                                 (a)23,100             885
Idec Pharmaceuticals Corp.                                                 (a)30,200           1,001
LifePoint Hospitals, Inc.                                                  (a)83,000           1,996
Medicines Co.                                                             (a)112,100           2,915
MGI Pharma, Inc.                                                          (a)128,000           5,025
Pharmaceutical Resources, Inc.                                             (a)26,100           1,781
St. Jude Medical, Inc.                                                     (a)41,500           2,232
Steris Corp.                                                              (a)172,200           3,964
Trimeris, Inc.                                                             (a)65,800           1,656
United Therapeutics Corp.                                                 (a)193,200           4,364
Universal Health Services, Inc., Class B                                   (a)48,400           2,393
Vertex Pharmaceuticals, Inc.                                              (a)122,900           1,512
----------------------------------------------------------------------------------------------------
                                                                                              66,643
====================================================================================================
HEAVY INDUSTRY & TRANSPORTATION (7.6%)
AGCO Corp.                                                                (a)129,000           2,211
Allied Waste Industries, Inc.                                              (a)93,100           1,006
BearingPoint, Inc.                                                        (a)326,200           2,603
Brink's Co. (The)                                                             59,100           1,026
CNF, Inc.                                                                     19,900             638
Concord EFS, Inc.                                                         (a)172,600           2,359
Cooper Industries Ltd., Class A                                               46,100           2,214
Cross Timbers Royalty Trust                                                    1,719              36
Fair Isaac Corp.                                                               9,400             554
Federal Signal Corp.                                                         191,200           2,849
Flowserve Corp.                                                            (a)43,100             875
Fluor Corp.                                                                   46,100           1,721
Goodrich Corp.                                                               115,600           2,802
Kennametal, Inc.                                                              58,200           2,177
Lockheed Martin Corp.                                                         53,200           2,455
Manpower, Inc.                                                                61,200           2,271
Navistar International Corp.                                               (a)80,800           3,012
Parker-Hannifin Corp.                                                         53,400   $       2,387
Raytheon Co.                                                                  68,800           1,926
Tecumseh Products Co., Class A                                                30,800           1,149
United Rentals, Inc.                                                       (a)54,100             871
Waste Connections, Inc.                                                    (a)70,100           2,460
Yellow Corp.                                                               (a)40,300           1,204
----------------------------------------------------------------------------------------------------
                                                                                              40,806
====================================================================================================
RETAIL (8.1%)
Abercrombie & Fitch Co., Class A                                          (a)112,800           3,126
Barnes & Noble, Inc.                                                       (a)52,900           1,344
Borders Group, Inc.                                                       (a)201,300           3,809
Brinker International, Inc.                                                (a)91,800           3,062
CBRL Group, Inc.                                                              15,300             543
Darden Restaurants, Inc.                                                      38,500             731
Dollar Tree Stores, Inc.                                                  (a)162,500           5,444
Federated Department Stores, Inc.                                             39,200           1,642
Foot Locker, Inc.                                                             86,000           1,393
Hollywood Entertainment Corp.                                             (a)104,400           1,775
InterActiveCorp.                                                           (a)48,600           1,606
Jones Apparel Group, Inc.                                                    233,100           6,977
Kroger Co.                                                                (a)208,600           3,728
Linens 'N Things, Inc.                                                     (a)83,700           1,990
Michaels Stores, Inc.                                                         30,800           1,255
Pier 1 Imports, Inc.                                                          68,800           1,324
Safeway, Inc.                                                              (a)93,200           2,138
Too, Inc.                                                                  (a)84,100           1,239
Williams-Sonoma, Inc.                                                      (a)18,200             491
----------------------------------------------------------------------------------------------------
                                                                                              43,617
====================================================================================================
TECHNOLOGY (19.5%)
3Com Corp.                                                                (a)326,400           1,926
Affiliated Computer Services, Inc., Class A                                (a)95,500           4,650
AMIS Holdings, Inc.                                                        (a)65,700           1,213
Andrew Corp.                                                              (a)185,100           2,275
ASML Holding NV (New York shares)                                         (a)173,200           2,274
AU Optronics Corp. ADR                                                       104,300           1,331
Avnet, Inc.                                                               (a)211,300           3,491
BISYS Group, Inc. (The)                                                   (a)364,500           4,793
BMC Software, Inc.                                                        (a)190,000           2,647
Cadence Design Systems, Inc.                                               (a)95,700           1,282
CDW Corp.                                                                     52,300           3,020
Celestica, Inc.                                                           (a)210,000           3,331
Check Point Software Technologies Ltd.                                     (a)82,800           1,391
Compuware Corp.                                                         (a)1,011,300           5,421
Comverse Technology, Inc.                                                  (a)85,700           1,282
DST Systems, Inc.                                                         (a)123,200           4,632
Emulex Corp.                                                               (a)51,000           1,299
Fairchild Semiconductor International, Inc.,
  Class A                                                                 (a)190,200           3,153
Informatica Corp.                                                          (a)64,200             478
Integrated Device Technology, Inc.                                        (a)255,800           3,177
Internet Security Systems, Inc.                                           (a)133,000           1,662
Intersil Corp., Class A                                                    (a)89,500           2,130
Lam Research Corp.                                                         (a)28,700             636
Lucent Technologies, Inc.                                               (a)1,501,500           3,243

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. MID CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
McData Corp., Class A                                                      (a)72,900   $         873
Microchip Technology, Inc.                                                    52,400           1,254
National Semiconductor Corp.                                               (a)68,200           2,202
NCR Corp.                                                                  (a)95,900           3,039
NetIQ Corp.                                                               (a)144,800           1,729
Network Associates, Inc.                                                  (a)213,200           2,934
ON Semiconductor Corp.                                                    (a)317,600           1,302
Peoplesoft, Inc.                                                          (a)126,300           2,297
Polycom, Inc.                                                             (a)109,600           1,820
Powerwave Technologies, Inc.                                               (a)88,900             589
Quest Software, Inc.                                                      (a)189,000           2,287
RF Micro Devices, Inc.                                                     (a)56,000             520
Siebel Systems, Inc.                                                      (a)582,900           5,666
Silicon Storage Technology, Inc.                                          (a)297,700           2,605
Solectron Corp.                                                           (a)745,700           4,362
Sybase, Inc.                                                               (a)60,000           1,021
Tech Data Corp.                                                           (a)149,100           4,600
VeriSign, Inc.                                                            (a)160,500           2,162
Vishay Intertechnology, Inc.                                              (a)165,600           2,901
Wind River Systems, Inc.                                                   (a)74,700             425
----------------------------------------------------------------------------------------------------
                                                                                             105,325
====================================================================================================
UTILITIES (8.1%)
Allegheny Energy, Inc.                                                    (a)420,900           3,847
American Electric Power Co., Inc.                                             82,500           2,475
AT&T Wireless Services, Inc.                                              (a)263,000           2,151
Cincinnati Bell, Inc.                                                     (a)194,200             988
Constellation Energy Group, Inc.                                              90,900           3,252
Duquesne Light Holdings, Inc.                                                112,800           1,742
Edison International                                                      (a)172,200           3,289
Energy East Corp.                                                            107,800           2,418
Exelon Corp.                                                                  86,700           5,505
FirstEnergy Corp.                                                             59,300           1,892
Kinder Morgan Management LLC                                               (a)32,500           1,241
Nicor, Inc.                                                                   18,900             664
PNM Resources, Inc.                                                           29,100             816
Reliant Resources, Inc.                                                   (a)194,500             996
Sempra Energy Co.                                                            119,500           3,509
Sprint Corp. (PCS Group)                                                  (a)295,600           1,694
Williams Cos., Inc.                                                          793,000           7,470
----------------------------------------------------------------------------------------------------
                                                                                              43,949
====================================================================================================
  TOTAL COMMON STOCKS (COST $454,209)                                                        536,255
====================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.5%)
REPURCHASE AGREEMENT (1.5%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03
  (COST $8,047)                                                        $    (f)8,047           8,047
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.9%) (COST $462,256)                                                   544,302
====================================================================================================

                                                                              AMOUNT          AMOUNT
                                                                               (000)           (000)
----------------------------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Receivable for Investments Sold                                      $       4,349
  Receivable for Portfolio Shares Sold                                           685
  Dividends Receivable                                                           488
  Other                                                                           25   $       5,547
----------------------------------------------------------------------------------------------------
LIABILITIES (-1.9%)
  Payable for Investments Purchased                                           (4,953)
  Payable for Portfolio Shares Redeemed                                       (3,552)
  Payable for Investment Advisory Fees                                        (1,042)
  Bank Overdraft Payable                                                        (581)
  Payable for Trustees' Fees and Expenses                                        (69)
  Payable for Administrative Fees                                                (45)
  Payable for Distribution Fees -- Adviser Class                                 (18)
  Payable for Custodian Fees                                                      (6)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                              (2)
  Other Liabilities                                                              (69)        (10,337)
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $     539,512
====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $     832,942
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                              480
Accumulated Net Realized Gain (Loss)                                                        (375,956)
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                       82,046
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $     539,512
====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                             $     441,775
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 24,447,438 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       18.07
====================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                             $      13,004
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 724,281 outstanding shares of
    beneficial interest (unlimited authorization, no par value)                        $       17.95
====================================================================================================
ADVISER CLASS:
NET ASSETS                                                                             $      84,733
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 4,719,638 outstanding shares of
    beneficial interest (unlimited authorization, no par value)                        $       17.95
====================================================================================================

(a)  Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

U.S. SMALL CAP VALUE PORTFOLIO

The U.S. Small Cap Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell 2000 Value Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class had a total return of 30.09%, compared to 36.50% for the Russell 2000 Index (the "Index"). Note that as of September 30, 2003, the Portfolio name changed to the U.S. Small Cap Value Portfolio, and the Index changed to the Russell 2000 Value Index.

FACTORS AFFECTING PERFORMANCE

At the beginning of the period, corporate malfeasance, geopolitical and terrorism concerns, and a sluggish economy all weighed heavily on the market. Equities recovered briefly during October and November, as investors responded positively to third-quarter earnings announcements and the Federal Reserve cut short-term interest rates to levels not seen since 1961. Stocks went on to give back much of their gains during the next three months, however, amid ongoing concerns about Iraq.

Starting in mid-March, equity markets staged a powerful rally. Investors reacted positively to encouraging economic data and reports of corporate earnings that exceeded expectations. Long-term bond yields declined and mortgage rates fell to record lows (before subsequently rising again), triggering an increase in refinancing activity. By the end of the period, investor pessimism about exogenous issues had largely been replaced by cautious optimism, buoyed by a nascent economic and capital markets recovery.

The Portfolio's underperformance versus the Index came during the second half of the fiscal year, as small-cap stocks dramatically outperformed their large-cap counterparts during the market rally. In particular, the stocks that appreciated the most tended to be more speculative in nature: stocks priced below $5, stocks of companies with negative earnings, and stocks with the smallest market capitalizations. The Portfolio's focus on higher-quality issues led to an underweight relative to the Index in riskier stocks such as these, which resulted in performance that lagged the Index.

Specifically, underperformance during the period was driven primarily by stock selection, especially within the technology, health care, and consumer durables sectors. In addition, our cash position, which averaged approximately 4%, dampened returns in a rising market.

Positive contributors to relative performance included stock selection within financial services, utilities, and food and tobacco; while sector allocations essentially had a neutral impact overall.

MANAGEMENT STRATEGIES

Relative to the Index, we increased exposure to technology, moving from an underweight to an overweight, reflecting a more favorable outlook for growth in technology spending. We also maintained an overweight in energy for much of the period, seeking to capitalize on high natural gas prices.

Relative to the Index, we increased exposure to consumer services, especially in the areas of gaming and lodging, while reducing our weighting in consumer durables. Finally, we moved from an overweight to a modest underweight in health care, primarily by reducing exposure to health care services and health technology.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

             U.S. SMALL CAP
            VALUE PORTFOLIO -          RUSSELL                RUSSELL 2000
           INSTITUTIONAL CLASS        2000 INDEX              VALUE INDEX
93            5,000,000                5,000,000                5,000,000
94            5,401,920                5,131,390                5,202,380
95            6,394,920                6,331,890                6,168,770
96            7,929,940                7,164,330                7,000,520
97           11,880,000                9,541,940                9,986,180
98            9,700,530                7,726,790                8,709,070
99           12,013,100                9,199,970                9,216,300
00           14,789,000               11,351,700               10,631,800
01           11,646,200                8,944,390               11,228,100
02           10,834,500                8,111,950               11,063,600
03           14,093,500               11,073,000               14,567,000

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary based upon the different inception dates and fees assessed to that class.


PERFORMANCE COMPARED TO THE RUSSELL 2000 VALUE INDEX AND RUSSELL 2000 INDEX(1)

                                                      TOTAL RETURNS(2)
                                             ----------------------------------
                                                           AVERAGE ANNUAL
                                                    ---------------------------
                                               ONE    FIVE      TEN       SINCE
                                              YEAR   YEARS    YEARS   INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)          30.09%   7.76%   10.92%      10.91%
Russell 2000 Value Index -- Institutional
  Class                                      31.66   10.84    11.29       11.20
Russell 2000 Index -- Institutional Class    36.50    7.46     8.28        8.65
Portfolio -- Adviser Class(4)                29.76      --       --        4.85
Russell 2000 Value Index -- Adviser Class    31.66      --       --        9.98
Russell 2000 Index -- Adviser Class          36.50      --       --        4.51

(1) The Russell 2000 Value Index and the Russell 2000 Index are unmanaged market indices.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on July 1, 1986.
(4)  Commenced offering on January 22, 1999.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE PORTFOLIO'S BENCHMARK WAS CHANGED FROM THE RUSSELL 2000 INDEX, TO THE RUSSELL 2000 VALUE INDEX, TO MORE ACCURATELY REFLECT THE PORTFOLIO'S INVESTABLE UNIVERSE AND GROWTH STYLE.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.5%)
BASIC RESOURCES (3.5%)
Albany International Corp., Class A                                           86,300   $       2,662
Bowater, Inc.                                                                103,500           4,353
FMC Corp.                                                                  (a)61,000           1,537
Georgia Gulf Corp.                                                           113,900           2,660
GrafTech International Ltd.                                               (a)187,500           1,500
Hercules, Inc.                                                             (a)95,100           1,077
IMC Global, Inc.                                                             256,400           1,644
Schulman, Inc., Class A                                                       75,300           1,194
Scotts Co. (The)                                                           (a)68,800           3,763
Steel Dynamics, Inc.                                                       (a)59,600             902
----------------------------------------------------------------------------------------------------
                                                                                              21,292
====================================================================================================
CONSUMER DURABLES (3.4%)
Beazer Homes USA, Inc.                                                     (a)19,400           1,637
Furniture Brands International, Inc.                                      (a)121,700           2,933
MDC Holdings, Inc.                                                            31,400           1,695
Meritage Corp.                                                             (a)34,600           1,635
Polaris Industries, Inc.                                                      21,600           1,602
Standard Pacific Corp.                                                        53,800           2,039
Trex Co., Inc.                                                             (a)74,100           2,301
WCI Communities, Inc.                                                     (a)203,700           3,361
Winnebago Industries, Inc.                                                    76,800           3,424
----------------------------------------------------------------------------------------------------
                                                                                              20,627
====================================================================================================
CONSUMER SERVICES (7.3%)
Alliance Gaming Corp.                                                     (a)190,000           3,853
Ameristar Casinos, Inc.                                                   (a)177,600           4,447
Argosy Gaming Co.                                                         (a)174,400           4,255
Charter Communications, Inc., Class A                                     (a)316,000           1,302
Choice Hotels International, Inc.                                         (a)103,600           3,006
Cumulus Media, Inc., Class A                                              (a)101,600           1,732
Extended Stay America, Inc.                                               (a)185,100           2,764
Gray Television, Inc.                                                        352,700           4,120
Isle of Capri Casinos, Inc.                                               (a)106,400           2,108
Journal Communications, Inc.                                               (a)43,800             725
La Quinta Corp.                                                           (a)458,500           2,856
Penn National Gaming, Inc.                                                (a)405,900           8,654
SCP Pool Corp.                                                            (a)136,300           3,792
----------------------------------------------------------------------------------------------------
                                                                                              43,614
====================================================================================================
ENERGY (4.3%)
Cimarex Energy Co.                                                        (a)156,100           3,060
Forest Oil Corp.                                                          (a)198,900           4,764
Grey Wolf, Inc.                                                           (a)992,100           3,452
Horizon Offshore, Inc.                                                    (a)190,600             783
Key Energy Services, Inc.                                                 (a)390,800           3,771
Newpark Resources, Inc.                                                   (a)305,300           1,313
Oil States International, Inc.                                            (a)126,700           1,608
St. Mary Land & Exploration Co.                                               70,700           1,790
Ultra Petroleum Corp.                                                     (a)153,600           2,143
W-H Energy Services, Inc.                                                 (a)179,000           3,186
----------------------------------------------------------------------------------------------------
                                                                                              25,870
====================================================================================================
FINANCIAL SERVICES (18.4%)
Affiliated Managers Group, Inc.                                            (a)58,100           3,649
American Financial Group, Inc.                                               140,100           3,047
Associated Banc-Corp.                                                         73,500   $       2,778
Bancorpsouth, Inc.                                                            71,200           1,559
BankAtlantic Bancorp, Inc., Class B                                           23,100             329
BRE Properties, Inc., Class A REIT                                            43,800           1,445
Brookline Bancorp, Inc.                                                       82,100           1,209
Camden Property Trust REIT                                                    52,800           2,029
CarrAmerica Realty Corp. REIT                                                 67,700           2,021
Catellus Development Corp. REIT                                           (a)115,500           2,824
Colonial BancGroup, Inc. (The)                                               102,200           1,476
Cullen/Frost Bankers, Inc.                                                    78,700           2,930
Dime Community Bancshares, Inc.                                               49,900           1,148
Direct General Corp.                                                       (a)67,300           1,687
Downey Financial Corp.                                                        72,000           3,365
East-West Bancorp, Inc.                                                       21,200             906
Equity One, Inc.                                                              66,200           1,125
F.N.B. Corp.                                                                  46,100           1,590
Financial Federal Corp.                                                    (a)29,800             909
First Midwest Bancorp., Inc.                                                 132,100           3,925
First Niagara Financial Group, Inc.                                          176,600           2,667
GATX Corp.                                                                    75,600           1,599
Greater Bay Bancorp.                                                         149,600           3,112
Harleysville Group, Inc.                                                      10,400             242
Hibernia Corp., Class A                                                      230,200           4,664
Hilb, Rogal & Hamilton Co.                                                    70,800           2,198
IBERIABANK Corp.                                                              26,400           1,389
Infinity Property & Casualty Corp.                                            42,300           1,189
Kilroy Realty Corp. REIT                                                     111,800           3,192
Local Financial Corp.                                                      (a)79,500           1,422
Macerich Co. (The)                                                            54,500           2,057
MAF Bancorp, Inc.                                                             42,700           1,631
Main Street Banks, Inc.                                                       62,900           1,576
Mercantile Bankshares Corp.                                                   29,000           1,160
National Financial Partners Corp.                                          (a)20,900             564
Platinum Underwriters Holdings Ltd.                                          117,900           3,313
Prentiss Properties Trust REIT                                                86,200           2,672
Provident Bankshares Corp.                                                    38,000           1,073
Provident Financial Group, Inc.                                               57,700           1,613
PS Business Parks, Inc. REIT                                                  63,200           2,385
Regency Centers Corp. REIT                                                    41,000           1,511
Scottish Re Group Ltd.                                                       153,400           3,705
Selective Insurance Group                                                     50,600           1,506
Sky Financial Group, Inc.                                                    182,700           4,113
Southwest Bancorp of Texas, Inc.                                              29,700           1,084
Stancorp Financial Group, Inc.                                                77,300           4,441
Texas Regional Bancshares, Inc.                                              156,100           5,275
United Dominion Realty Trust, Inc. REIT                                      105,100           1,924
Universal Health Realty Income Trust REIT                                     45,100           1,224
W. Holding Co., Inc.                                                         121,600           2,177
Webster Financial Corp.                                                      100,400           4,004
----------------------------------------------------------------------------------------------------
                                                                                             110,633
====================================================================================================
FOOD & TOBACCO (2.3%)
NBTY, Inc.                                                                (a)230,800           5,389
Pilgrim's Pride Corp.                                                        222,500           2,781
Smithfield Foods, Inc.                                                    (a)132,100           2,537

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
FOOD & TOBACCO (CONT'D)
Universal Corp.                                                               75,200   $       3,168
----------------------------------------------------------------------------------------------------
                                                                                              13,875
====================================================================================================
HEALTH CARE (12.4%)
American Medical Security Group, Inc.                                     (a)153,000           3,107
Cephalon, Inc.                                                             (a)71,800           3,297
Conceptus, Inc.                                                           (a)218,900           2,868
Coventry Health Care, Inc.                                                (a)181,700           9,583
CTI Molecular Imaging, Inc.                                                (a)78,400           1,158
Endo Pharmaceuticals Holdings, Inc.                                       (a)195,500           3,998
Fisher Scientific International, Inc.                                      (a)35,200           1,397
Immucor, Inc.                                                             (a)250,300           6,746
LifePoint Hospitals, Inc.                                                 (a)159,500           3,836
Medicines Co.                                                             (a)193,700           5,036
MGI Pharma, Inc.                                                          (a)179,000           7,028
Pozen, Inc.                                                               (a)102,600           1,845
Regeneration Technologies, Inc.                                           (a)224,100           2,028
Respironics, Inc.                                                         (a)110,900           4,633
Select Medical Corp.                                                       (a)43,100           1,241
Serologicals Corp.                                                         (a)85,800           1,128
Steris Corp.                                                              (a)248,400           5,718
Thoratec Corp.                                                            (a)105,100           1,786
United Therapeutics Corp.                                                 (a)215,300           4,864
Universal Display Corp.                                                   (a)124,400           1,292
Vertex Pharmaceuticals, Inc.                                              (a)137,700           1,694
----------------------------------------------------------------------------------------------------
                                                                                              74,283
====================================================================================================
HEAVY INDUSTRY & TRANSPORTATION (11.7%)
AGCO Corp.                                                                 (a)40,100             687
Ametek, Inc.                                                                  89,500           3,836
AMR Corp.                                                                 (a)126,400           1,447
Anteon International Corp.                                                 (a)52,400           1,604
Arkansas Best Corp.                                                          182,600           5,022
BearingPoint, Inc.                                                        (a)188,900           1,507
Benchmark Electronics, Inc.                                                (a)40,000           1,691
Black Box Corp.                                                               33,700           1,342
CIRCOR International, Inc.                                                    67,600           1,298
Continental Airlines, Inc., Class B                                        (a)84,500           1,401
Covenant Transport, Inc.                                                  (a)137,700           2,534
Delta Air Lines, Inc.                                                        188,800           2,511
DRS Technologies, Inc.                                                    (a)186,900           4,510
ExpressJet Holdings, Inc.                                                 (a)151,400           2,089
Gardner Denver, Inc.                                                      (a)104,000           2,185
Genesee & Wyoming, Inc., Class A                                           (a)97,900           2,321
Goodrich Corp.                                                                91,200           2,211
Insituform Technologies, Inc., Class A                                     (a)91,100           1,618
Minerals Technologies, Inc.                                                   34,600           1,761
Navistar International Corp.                                               (a)57,700           2,151
Oshkosh Truck Corp.                                                           81,200           3,216
Robbins & Myers, Inc.                                                         72,400           1,610
Ryder System, Inc.                                                            72,200           2,117
SCS Transportation, Inc.                                                   (a)68,500           1,034
Skywest, Inc.                                                                 98,500           1,706
Tetra Tech, Inc.                                                           (a)56,500           1,125
Texas Industries, Inc.                                                        62,800           1,545
USF Corp.                                                                     35,400           1,114
Wabash National Corp.                                                      (a)53,100   $         847
Waste Connections, Inc.                                                   (a)132,000           4,632
Watts Industries, Inc.                                                       154,500           2,722
Yellow Corp.                                                              (a)159,200           4,757
----------------------------------------------------------------------------------------------------
                                                                                              70,151
====================================================================================================
RETAIL (7.6%)
Children's Place, Inc.                                                    (a)311,300           5,339
Foot Locker, Inc.                                                            188,600           3,055
Footstar, Inc.                                                            (a)164,800           1,114
Galyan's Trading Co., Inc.                                                 (a)29,700             303
Hancock Fabrics, Inc.                                                        199,500           3,148
Hollywood Entertainment Corp.                                             (a)218,100           3,708
Jo-Ann Stores, Inc.                                                       (a)131,900           3,680
Linens 'N Things, Inc.                                                    (a)180,700           4,297
Quiksilver, Inc.                                                          (a)148,600           2,370
Sonic Corp.                                                               (a)214,500           5,423
Stage Stores, Inc.                                                        (a)131,700           3,356
Tuesday Morning Corp.                                                     (a)126,400           3,518
Tweeter Home Entertainment Group, Inc.                                     (a)66,200             508
Urban Outfitters, Inc.                                                    (a)225,600           5,879
----------------------------------------------------------------------------------------------------
                                                                                              45,698
====================================================================================================
TECHNOLOGY (23.1%)
Advanced Digital Information Corp.                                        (a)132,500           1,858
Aeroflex, Inc.                                                            (a)176,800           1,565
AMIS Holdings, Inc.                                                        (a)73,400           1,355
Andrew Corp.                                                              (a)221,500           2,722
Ascential Software Corp.                                                  (a)142,900           2,648
Aspect Communications Corp.                                               (a)191,000           1,591
Asyst Technologies, Inc.                                                  (a)164,100           2,309
Avid Technology, Inc.                                                      (a)36,300           1,918
Avocent Corp.                                                              (a)47,200           1,430
Axcelis Technologies, Inc.                                                (a)170,300           1,407
BISYS Group, Inc. (The)                                                   (a)279,900           3,681
Borland Software Corp.                                                    (a)227,400           2,094
CommScope, Inc.                                                           (a)128,600           1,551
Conexant Systems, Inc.                                                    (a)279,900           1,584
Cray, Inc.                                                                (a)154,700           1,699
Digital Insight Corp.                                                      (a)76,400           1,520
Digital River, Inc.                                                        (a)55,600           1,521
Documentum, Inc.                                                          (a)117,400           2,502
Dot Hill Systems Corp.                                                     (a)99,500           1,350
DuPont Photomasks, Inc.                                                    (a)64,500           1,465
Earthlink, Inc.                                                           (a)206,000           1,695
Electronics for Imaging, Inc.                                             (a)108,600           2,533
Emulex Corp.                                                               (a)67,000           1,706
Enterasys Networks, Inc.                                                  (a)269,900           1,080
FileNET Corp.                                                             (a)151,200           3,035
GlobespanVirata, Inc.                                                     (a)268,100           1,936
Hutchinson Technology, Inc.                                                (a)60,800           2,012
Hyperion Solutions Corp.                                                  (a)100,100           2,890
II-Vi, Inc.                                                                (a)27,300             546
Imation Corp.                                                                 42,800           1,397
Inet Technologies, Inc.                                                   (a)144,300           1,867
Informatica Corp.                                                         (a)269,100           2,005
Inter-Tel, Inc.                                                               58,400           1,434

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
Intergraph Corp.                                                          (a)106,200   $       2,472
Internet Security Systems, Inc.                                           (a)123,200           1,540
Intrado, Inc.                                                              (a)68,700           1,565
Ixia                                                                      (a)203,900           2,206
JDA Software Group, Inc.                                                   (a)93,200           1,386
Kemet Corp.                                                               (a)139,700           1,780
Komag, Inc.                                                                (a)90,500           1,586
Kronos, Inc.                                                               (a)29,200           1,545
Lexar Media, Inc.                                                          (a)98,800           1,684
Lightbridge, Inc.                                                         (a)147,300           1,389
Macromedia, Inc.                                                           (a)60,500           1,497
Macrovision Corp.                                                          (a)75,000           1,385
Mentor Graphics Corp.                                                      (a)84,500           1,481
Micromuse, Inc.                                                           (a)195,700           1,601
Mindspeed Technologies, Inc.                                              (a)299,600           1,615
MRO Software, Inc.                                                        (a)135,100           1,844
NetIQ Corp.                                                               (a)220,200           2,629
ON Semiconductor Corp.                                                    (a)348,500           1,429
Openwave Systems, Inc.                                                    (a)298,600           1,260
Overland Storage, Inc.                                                     (a)80,600           1,189
Pinnacle Systems, Inc.                                                    (a)177,300           1,495
Pixelworks, Inc.                                                          (a)151,200           1,303
Planar Systems, Inc.                                                       (a)69,100           1,482
Plantronics, Inc.                                                         (a)100,800           2,406
Polycom, Inc.                                                              (a)91,200           1,515
Powerwave Technologies, Inc.                                              (a)194,900           1,290
Quest Software, Inc.                                                      (a)196,000           2,372
Radisys Corp.                                                              (a)83,800           1,512
RF Micro Devices, Inc.                                                    (a)192,600           1,789
RSA Security, Inc.                                                        (a)106,800           1,525
Silicon Laboratories, Inc.                                                 (a)39,100           1,757
Silicon Storage Technology, Inc.                                          (a)352,600           3,085
Skyworks Solutions, Inc.                                                  (a)272,200           2,477
SRA International, Inc.                                                    (a)38,800           1,452
Standard Micosystems Corp.                                                 (a)68,200           1,840
Sybase, Inc.                                                              (a)208,300           3,543
Synaptics, Inc.                                                           (a)112,300           1,208
Tech Data Corp.                                                            (a)65,800           2,030
TTM Technologies, Inc.                                                     (a)83,300           1,189
United Online, Inc.                                                        (a)43,000           1,493
Varian Semiconductor Equipment Associates, Inc.                            (a)55,200           2,067
Vignette Corp.                                                            (a)767,700           1,766
WebEx Communications, Inc.                                                 (a)94,700           1,798
Zoran Corp.                                                                (a)83,500           1,628
----------------------------------------------------------------------------------------------------
                                                                                             139,011
====================================================================================================
UTILITIES (3.5%)
AGL Resources, Inc.                                                          112,800           3,177
Avista Corp.                                                                 110,500           1,722
Energen Corp.                                                                 93,300           3,375
ONEOK, Inc.                                                                  103,900           2,096
Peoples Energy Corp.                                                          41,200           1,705
PNM Resources, Inc.                                                           84,100           2,358
Southwestern Energy Co.                                                   (a)102,800           1,861
UGI Corp.                                                                     52,600           1,522
WGL Holdings, Inc.                                                           112,000   $       3,089
----------------------------------------------------------------------------------------------------
                                                                                              20,905
====================================================================================================
  TOTAL COMMON STOCKS (COST $505,258)                                                        585,959
====================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.7%)
REPURCHASE AGREEMENT (2.7%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03
  (COST $16,338)                                                       $   (f)16,338          16,338
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (COST $521,596)                                                   602,297
====================================================================================================

                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
OTHER ASSETS (1.4%)
  Receivable for Investments Sold                                              7,253
  Receivable for Portfolio Shares Sold                                           533
  Dividends Receivable                                                           425
  Other                                                                           26           8,237
----------------------------------------------------------------------------------------------------
LIABILITIES (-1.6%)
  Payable for Investments Purchased                                           (6,137)
  Payable for Portfolio Shares Redeemed                                       (1,422)
  Payable for Investment Advisory Fees                                        (1,120)
  Bank Overdraft Payable                                                        (647)
  Payable for Trustees' Fees and Expenses                                        (60)
  Payable for Administrative Fees                                                (54)
  Payable for Distribution Fees -- Adviser Class                                 (14)
  Payable for Custodian Fees                                                     (12)
  Other Liabilities                                                              (57)         (9,523)
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $     601,011
====================================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $     647,583
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                          659
Accumulated Net Realized Gain (Loss)                                                        (127,932)
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                       80,701
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $     601,011
====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                             $     536,620
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 29,503,888 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       18.19
====================================================================================================
ADVISER CLASS:
NET ASSETS                                                                             $      64,391
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 3,545,678 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       18.16
====================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. SMALL CAP VALUE PORTFOLIO

------------
(a)   Non-income producing security
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
REIT  Real Estate Investment Trust

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

VALUE PORTFOLIO

The Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing, seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class had a total return of 30.19% compared to a 24.40% return for the S&P 500 Index ("the Index").

FACTORS AFFECTING PERFORMANCE

Stock selection was strong during the period; sector selection had a neutral impact on results.

Stock selection contributed to results most notably in the Portfolio's heavy industry, financial services, and retail names.

In terms of sector allocation, the Portfolio was underweight in the technology sector relative to the Index, which hurt results. Sector exposures relative to the Index in beverages & personal products (underweight), health care (underweight), retail (overweight) and financial services (overweight) gave a boost to relative returns.

MANAGEMENT STRATEGIES

The fund maintained a cyclical exposure, which benefited results.

Portfolio strategy over the last twelve months continued to reflect a bias toward stocks with attractive valuations relative to their profitability and growth characteristics.

Exposure was increased in drug stocks, where share prices had declined over concerns about the new product pipeline, generic drug competition, and other, company-specific product concerns. In our view, drug stock prices became oversold relative to the underlying quality of the companies, which in general exhibited high returns and high free cash flow, with relatively unleveraged balance sheets.

Another emphasis during the year was the retail group, which we believed was undervalued by a market that underestimated the strength of consumer spending.

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

              VALUE PORTFOLIO -
             INSTITUTIONAL CLASS      S&P 500 INDEX
93              5,000,000               5,000,000
94              5,372,310               5,184,330
95              7,122,450               6,726,810
96              8,433,630               8,094,680
97             11,913,000              11,366,900
98              9,958,110              12,395,200
99             10,784,600              15,841,100
00             11,827,300              17,943,300
01             12,854,700              13,167,400
02             10,036,200              10,472,400
03             13,066,000              13,026,500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.


PERFORMANCE COMPARED TO THE S&P 500 INDEX(1)

                                                      TOTAL RETURNS(2)
                                             ----------------------------------
                                                           AVERAGE ANNUAL
                                                    ---------------------------
                                               ONE    FIVE      TEN       SINCE
                                              YEAR   YEARS    YEARS   INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)          30.19%   5.58%   10.08%      12.89%
Index -- Institutional Class                 24.40    1.00    10.05       12.73
Portfolio -- Investment Class(4)             30.06    5.43       --        6.61
Index -- Investment Class                    24.40    1.00       --        7.80
Portfolio -- Adviser Class(5)                29.87    5.32       --        7.49
Index -- Adviser Class                       24.40    1.00       --        8.10

(1)  The S&P 500 Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on November 5, 1984.
(4)  Commenced offering on May 6, 1996.
(5)  Commenced offering on July 17, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

VALUE PORTFOLIO

                                                                                               VALUE
                                                                              SHARES           (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.8%)
BASIC RESOURCES (8.0%)
Air Products & Chemicals, Inc.                                               288,800   $      13,025
Dow Chemical Co. (The)                                                       203,700           6,629
Engelhard Corp.                                                              497,300          13,760
International Paper Co.                                                      217,000           8,467
Lubrizol Corp.                                                               427,400          13,869
PPG Industries, Inc.                                                         109,500           5,718
Rohm & Haas Co.                                                              283,200           9,473
Weyerhaeuser Co.                                                             162,700           9,510
----------------------------------------------------------------------------------------------------
                                                                                              80,451
====================================================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (1.0%)
Fortune Brands, Inc.                                                         181,500          10,300
----------------------------------------------------------------------------------------------------
CONSUMER DURABLES (5.7%)
Black & Decker Corp.                                                         247,800          10,048
Masco Corp.                                                                  328,800           8,049
Maytag Corp.                                                                 227,100           5,671
Stanley Works (The)                                                          509,500          15,040
Whirlpool Corp.                                                              273,200          18,515
----------------------------------------------------------------------------------------------------
                                                                                              57,323
====================================================================================================
ENERGY (5.9%)
BP plc ADR                                                                (c)417,200          17,564
ChevronTexaco Corp.                                                          173,400          12,389
ConocoPhillips, Inc.                                                         120,400           6,592
Occidental Petroleum Corp.                                                   186,600           6,574
Royal Dutch Petroleum Co.                                                    383,700          16,960
----------------------------------------------------------------------------------------------------
                                                                                              60,079
====================================================================================================
FINANCIAL SERVICES (31.9%)
ACE Ltd.                                                                     162,100           5,362
Allstate Corp. (The)                                                         111,600           4,077
Bank of America Corp.                                                        338,000          26,378
Capital One Financial Corp.                                                  238,500          13,604
CIT Group, Inc.                                                              391,200          11,251
Citigroup, Inc.                                                              491,900          22,386
Comerica, Inc.                                                               386,700          18,020
Everest Reinsurance Group Ltd.                                               181,200          13,619
Freddie Mac                                                                  460,300          24,097
Goldman Sachs Group, Inc. (The)                                              207,400          17,401
Hartford Financial Services Group, Inc.                                      341,800          17,989
Lehman Brothers Holdings, Inc.                                               191,600          13,236
MBNA Corp.                                                                   726,300          16,560
Mellon Financial Corp.                                                       323,600           9,753
Merrill Lynch & Co., Inc.                                                    402,300          21,535
MGIC Investment Corp.                                                     (c)189,100           9,846
PNC Financial Services Group                                                 465,000          22,125
Prudential Financial, Inc.                                                    63,400           2,369
St. Paul Cos., Inc.                                                          192,500           7,128
Travelers Property Casualty Corp., Class A                                   466,600           7,410
Travelers Property Casualty Corp., Class B                                    31,900             507
U.S. Bancorp                                                                 584,700          14,027
Wachovia Corp.                                                               272,600          11,228
Washington Mutual, Inc.                                                      172,300           6,783
Wells Fargo & Co.                                                            118,300           6,092
----------------------------------------------------------------------------------------------------
                                                                                             322,783
====================================================================================================
FOOD & TOBACCO (2.0%)
Altria Group, Inc.                                                           456,700          20,003
----------------------------------------------------------------------------------------------------
HEALTH CARE (11.1%)
Beckman Coulter, Inc.                                                        221,300          10,078
Bristol-Myers Squibb Co.                                                     753,300          19,330
Health Net, Inc.                                                          (a)719,500          22,786
Merck & Co., Inc.                                                            373,700          18,917
Pfizer, Inc.                                                                 737,400          22,402
Wyeth                                                                        400,000          18,440
----------------------------------------------------------------------------------------------------
                                                                                             111,953
====================================================================================================
HEAVY INDUSTRY & TRANSPORTATION (12.6%)
Burlington Northern Santa Fe Corp.                                           155,100           4,478
Caterpillar, Inc.                                                            125,300           8,626
Cooper Industries Ltd., Class A                                              158,300           7,603
Eaton Corp.                                                                  171,500          15,198
Honeywell International, Inc.                                                433,300          11,417
Ingersoll-Rand Co., Class A                                                  259,300          13,857
Navistar International Corp.                                           (a)(c)347,400          12,951
Northrop Grumman Corp.                                                        78,400           6,760
Parker-Hannifin Corp.                                                        330,800          14,787
Tyco International Ltd.                                                    1,423,100          29,074
Waste Management, Inc.                                                        88,100           2,305
----------------------------------------------------------------------------------------------------
                                                                                             127,056
====================================================================================================
RETAIL (8.0%)
Best Buy Co., Inc.                                                        (a)306,900          14,584
Home Depot, Inc.                                                             722,200          23,002
Kroger Co. (The)                                                        (a)1,506,400          26,920
Liz Claiborne, Inc.                                                          372,100          12,670
VF Corp.                                                                     106,100           4,128
----------------------------------------------------------------------------------------------------
                                                                                              81,304
====================================================================================================
TECHNOLOGY (6.6%)
Accenture Ltd., Class A                                                (a)(c)733,300          16,382
Check Point Software Technologies Ltd.                                 (a)(c)457,400           7,684
Computer Sciences Corp.                                                   (a)337,100          12,665
Hewlett-Packard Co.                                                        1,063,200          20,584
Nokia Oyj ADR, Class A                                                       637,200           9,940
----------------------------------------------------------------------------------------------------
                                                                                              67,255
====================================================================================================
UTILITIES (5.0%)
FirstEnergy Corp.                                                            639,300          20,394
SBC Communications, Inc.                                                     715,400          15,918
Verizon Communications, Inc.                                                 446,400          14,481
----------------------------------------------------------------------------------------------------
                                                                                              50,793
====================================================================================================
  TOTAL COMMON STOCKS (COST $838,402)                                                        989,300
====================================================================================================

                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
 SECURITIES (1.5%)
American Express Credit Corp.,
  1.13%, 5/17/04                                                       $      (h)216             216
BETA Finance, Inc., 1.08%, 6/16/04                                          (h)1,009           1,009
CC USA, Inc., 1.09%, 2/6/04                                                   (h)360             360
Citibank Credit Card, 1.14%, 11/7/03                                          (h)389             389
Deutsche Bank London AG, 1.07%, 10/27/03                                         721             721

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

VALUE PORTFOLIO

                                                                                FACE
                                                                              AMOUNT           VALUE
                                                                               (000)           (000)
----------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
  SECURITIES (CONT'D)
Dorado Finance, Inc., 1.09%, 2/5/04                                    $      (h)360   $         360
Federal Home Loan Mortgage Corporation,
  1.10%, 12/30/03                                                                717             717
Federal National Mortgage Association,
  1.07%, 1/29/04                                                            (h)2,163           2,163
Grampian Funding LLC, 1.07%, 11/24/03                                            403             403
International Credit Card Funding No. l Ltd.,
  1.12%, 3/19/04                                                              (h)836             836
Links Finance LLC, 1.08%, 6/16/04                                             (h)360             360
Links Finance LLC, 1.09%, 5/24/04                                             (h)576             576
Macquarie Bank Ltd., 1.21%, 6/24/04                                           (h)317             317
Sears Credit Card Account Master,
  1.15%, 10/15/04                                                             (h)577             577
SWIFT 2001, Series A6, 1.12%, 1/15/04                                         (h)255             255
SWIFT 2001, Series A7, 1.12%, 3/15/04                                         (h)721             721
Target Credit Card Master Trust,
  1.15%, 7/26/04                                                              (h)570             570
UBS Securities LLC, 1.11%, 10/1/03                                             4,222           4,222
Westdeutsche Landesbank N.Y.,
  1.05%, 11/17/03                                                             (h)721             721
----------------------------------------------------------------------------------------------------
                                                                                              15,493
====================================================================================================
REPURCHASE AGREEMENT (2.9%)
J.P. Morgan Securities, Inc., 0.80%,
  dated 9/30/03, due 10/1/03                                               (f)29,369          29,369
----------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $44,862)                                                 44,862
====================================================================================================
TOTAL INVESTMENTS (102.2%) (COST $883,264) --
  INCLUDING $15,290 OF SECURITIES LOANED                                                   1,034,162
====================================================================================================

                                                                               VALUE
                                                                               (000)
----------------------------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Receivable for Investments Sold                                              8,884
  Dividends Receivable                                                         1,457
  Receivable for Portfolio Shares Sold                                           203
  Interest Receivable                                                              1
  Other                                                                           46          10,591
----------------------------------------------------------------------------------------------------
LIABILITIES (-3.2%)
  Collateral on Securities Loaned, at Value                                  (15,493)
  Payable for Investments Purchased                                          (14,322)
  Payable for Investment Advisory Fees                                        (1,274)
  Payable for Portfolio Shares Redeemed                                       (1,218)
  Payable for Distribution Fees --
    Adviser Class                                                               (131)
  Payable for Administrative Fees                                                (87)
  Payable for Trustees' Fees and Expenses                                        (79)
  Payable for Custodian Fees                                                      (5)
  Payable for Shareholder Servicing Fees --
    Investment Class                                                              (3)
  Other Liabilities                                                             (106)        (32,718)
----------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                      $   1,012,035
====================================================================================================

                                                                                              AMOUNT
                                                                                               (000)
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                        $   1,132,714
Undistributed (Distributions in Excess of)
  Net Investment Income                                                                        3,588
Accumulated Net Realized Gain (Loss)                                                        (275,165)
Unrealized Appreciation (Depreciation) on
  Investment Securities                                                                      150,898
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   1,012,035
====================================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                             $     363,636
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 26,667,197 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       13.64
====================================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                             $      26,169
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,917,573 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       13.65
====================================================================================================
ADVISER CLASS:
NET ASSETS                                                                             $     622,230
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 45,686,869 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                                   $       13.62
====================================================================================================

(a)  Non-income producing security
(c)  All or a portion of security on loan at September 30, 2003.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2003

                                                                                                   MID CAP       STRATEGIC
                                                                                    EQUITY          GROWTH     SMALL VALUE
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                     (000)           (000)           (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +:
Dividends                                                                     $      3,418    $      2,007    $        466
Interest                                                                                40             246              22
--------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                              3,458           2,253             488
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory Fee                                                                878           4,409             357
Administrative Fee                                                                     159             826              43
Custodian Fee                                                                           20             113              98
Shareholder Reporting Fee                                                               17             119               4
Professional Fees                                                                       27              35              22
Distribution Fees -- Adviser Class shares                                                2           1,059              --
Trustees' Fees and Expenses                                                             --              28               1
Other Expenses                                                                          --             113              14
--------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                       1,103           6,702             539
--------------------------------------------------------------------------------------------------------------------------
Refund of Filing Fees                                                                  (10)            (89)             --
Waiver of Investment Advisory Fees                                                      --              --            (129)
Expense Offset                                                                          (1)             (3)             --
--------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                         1,092           6,610             410
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                         2,366          (4,357)             78
--------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
Investments Sold                                                                     8,131          45,464             991
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                         29,663         203,522           8,289
--------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                                       37,794         248,986           9,280
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $     40,160    $    244,629    $      9,358
--------------------------------------------------------------------------------------------------------------------------

+ Net of $14 withholding tax for the Mid Cap Growth Portfolio.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENTS OF OPERATIONS (CONT'D)

For the Year Ended September 30, 2003

                                                                                  U.S. MID      U.S. SMALL
                                                                                 CAP VALUE       CAP VALUE           VALUE
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                     (000)           (000)           (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+:
Dividends                                                                     $      6,152    $      5,888    $     21,147
Interest                                                                               124             287             220
--------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                              6,276           6,175          21,367
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory Fee                                                              4,722           4,200           4,886
Administrative Fee                                                                     570             514             900
Custodian Fee                                                                           81             108             101
Shareholder Reporting Fee                                                               57              34             141
Professional Fees                                                                       33              35              53
Shareholder Servicing Fee -- Investment Class shares                                    28              --              34
Distribution Fees -- Adviser Class shares                                              216             134           1,283
Trustees' Fees and Expenses                                                              8              --              --
Other Expenses                                                                          87              82              72
--------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                       5,802           5,107           7,470
--------------------------------------------------------------------------------------------------------------------------
Refund of Filing Fees                                                                  (36)            (20)            (57)
Expense Offset                                                                          (3)             (3)             (1)
--------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                         5,763           5,084           7,412
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                           513           1,091          13,955
--------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
Investments Sold                                                                  (124,379)         (6,030)       (126,760)
Foreign Currency Transactions                                                           --              (3)             --
--------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                                          (124,379)         (6,033)       (126,760)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                        303,118         151,629         355,321
--------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                                      178,739         145,596         228,561
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    179,252    $    146,687    $    242,516
--------------------------------------------------------------------------------------------------------------------------

+ Net of $13 withholding tax for the U.S. Small Cap Value Portfolio.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  EQUITY                      MID CAP GROWTH
                                                                                 PORTFOLIO                       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                                                              2003            2002            2003            2002
                                                                             (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                        $      2,366    $      2,391    $     (4,357)   $     (6,483)
  Net Realized Gain (Loss)                                                   8,131         (45,301)         45,464        (406,975)
  Net Change in Unrealized Appreciation (Depreciation)                      29,663         (16,995)        203,522         210,629
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations           40,160         (59,905)        244,629        (202,829)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                     (2,539)         (2,869)             --              --
ADVISER CLASS:
  Net Investment Income                                                         (7)             (4)             --              --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                       (2,546)         (2,873)             --              --
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                                36,506          98,583         223,058         290,176
  Distributions Reinvested                                                   2,449           2,764              --              --
  Redeemed                                                                 (97,710)       (270,125)       (229,215)       (812,733)
ADVISER CLASS:
  Subscribed                                                                   148             288         187,568         203,656
  Distributions Reinvested                                                       7               4              --              --
  Redeemed                                                                    (198)           (562)       (159,693)       (373,258)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                        (58,798)       (169,048)         21,718        (692,159)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                  (21,184)       (231,826)        266,347        (894,988)
NET ASSETS:
  Beginning of Period                                                      172,299         404,125         824,984       1,719,972
----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                         $    151,115    $    172,299    $  1,091,331    $    824,984
----------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (accumulated net
    investment loss) included in end of period net assets             $        435    $        646    $        (92)   $        (52)
----------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
  Shares Subscribed                                                          5,053          11,115          18,366          22,307
  Shares Issued on Distributions Reinvested                                    316             282              --              --
  Shares Redeemed                                                          (12,370)        (28,836)        (19,735)        (56,470)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares Outstanding         (7,001)        (17,439)         (1,369)        (34,163)
----------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                             18              29          14,498          13,642
  Shares Issued on Distributions Reinvested                                      1              --              --              --
  Shares Redeemed                                                              (26)            (55)        (13,076)        (24,932)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares Outstanding                   (7)            (26)          1,422         (11,290)
----------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                           STRATEGIC SMALL VALUE            U.S. MID CAP VALUE
                                                                                 PORTFOLIO                       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                                                              2003            2002            2003            2002
                                                                             (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                        $         78    $         36    $        513    $     (1,034)
  Net Realized Gain (Loss)                                                     991            (575)       (124,379)       (155,554)
  Net Change in Unrealized Appreciation (Depreciation)                       8,289          (2,745)        303,118         (62,454)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations            9,358          (3,284)        179,252        (219,042)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                        (60)            (12)             --          (1,189)
  Net Realized Gain                                                             --             (99)             --              --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                          (60)           (111)             --          (1,189)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                                32,308          23,186         225,748         326,339
  Distributions Reinvested                                                      60             111              --           1,000
  Redeemed                                                                  (8,548)         (1,940)       (605,222)       (573,331)
INVESTMENT CLASS:
  Subscribed                                                                    --              --           4,769          15,447
  Redeemed                                                                      --              --         (31,125)        (21,022)
ADVISER CLASS:
  Subscribed                                                                    --              --          32,702          95,710
  Redeemed                                                                      --              --         (71,772)        (66,315)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                         23,820          21,357        (444,900)       (222,172)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                   33,118          17,962        (265,648)       (442,403)
NET ASSETS:
  Beginning of Period                                                       20,396           2,434         805,160       1,247,563
----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                         $     53,514    $     20,396    $    539,512    $    805,160
----------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (accumulated net
    investment loss) included in end of period net assets             $         31    $         24    $        480    $        (33)
----------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
  Shares Subscribed                                                          2,967           2,009          16,066          18,469
  Shares Issued on Distributions Reinvested                                      6               9              --              51
  Shares Redeemed                                                             (764)           (177)        (41,444)        (33,519)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares Outstanding          2,209           1,841         (25,378)        (14,999)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                                                             --              --             313             890
  Shares Redeemed                                                               --              --          (2,053)         (1,162)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment Class Shares Outstanding                --              --          (1,740)           (272)
----------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                             --              --           2,114           5,148
  Shares Redeemed                                                               --              --          (4,799)         (3,997)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares Outstanding                   --              --          (2,685)          1,151
----------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                           U.S. SMALL CAP VALUE                    VALUE
                                                                                 PORTFOLIO                       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                                                              2003            2002            2003            2002
                                                                             (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                        $      1,091    $      3,358    $     13,955    $     14,054
  Net Realized Gain (Loss)                                                  (6,033)         10,357        (126,760)       (100,543)
  Net Change in Unrealized Appreciation (Depreciation)                     151,629         (22,196)        355,321        (229,744)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations          146,687          (8,481)        242,516        (316,233)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                     (2,280)         (3,150)         (7,260)         (7,240)
  Net Realized Gain                                                             --          (1,996)             --              --
INVESTMENT CLASS:
  Net Investment Income                                                         --              --            (310)           (223)
ADVISER CLASS:
  Net Investment Income                                                        (59)            (16)         (6,551)         (7,335)
  Net Realized Gain                                                             --            (114)             --              --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                       (2,339)         (5,276)        (14,121)        (14,798)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                               221,655         450,040          98,739         184,113
  Distributions Reinvested                                                   1,807           4,626           7,030           6,864
  Redeemed                                                                (406,455)       (877,311)       (307,494)       (256,344)
INVESTMENT CLASS:
  Subscribed                                                                    --              --          13,267          16,286
  Distributions Reinvested                                                      --              --             306             220
  Redeemed                                                                      --              --         (12,039)         (9,456)
ADVISER CLASS:
  Subscribed                                                                20,461          37,188         197,545         303,258
  Distributions Reinvested                                                      59             130           6,537           7,311
  Redeemed                                                                 (21,631)        (32,754)       (231,355)       (391,475)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                       (184,104)       (418,081)       (227,464)       (139,223)
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                  (39,756)       (431,838)            931        (470,254)
NET ASSETS:
  Beginning of Period                                                      640,767       1,072,605       1,011,104       1,481,358
----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                         $    601,011    $    640,767    $  1,012,035    $  1,011,104
----------------------------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (accumulated net
    investment loss) included in end of period net assets             $        659    $      2,955    $      3,588    $      3,820
----------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
  Shares Subscribed                                                         14,780          30,095           8,562          13,330
  Shares Issued on Distributions Reinvested                                    122             271             621             480
  Shares Redeemed                                                          (27,334)        (55,545)        (25,423)        (18,431)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares Outstanding        (12,432)        (25,179)        (16,240)         (4,621)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                                                             --              --           1,058           1,092
  Shares Issued on Distributions Reinvested                                     --              --              26              16
  Shares Redeemed                                                               --              --            (991)           (700)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment Class Shares Outstanding                --              --              93             408
----------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                          1,265           2,193          15,648          20,858
  Shares Issued on Distributions Reinvested                                      4               7             570             513
  Shares Redeemed                                                           (1,432)         (2,144)        (20,819)        (29,574)
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares Outstanding                 (163)             56          (4,601)         (8,203)
----------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

EQUITY PORTFOLIO

                                                                            INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                    -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      7.18    $      9.75    $     17.28    $     19.82    $     20.44
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.11+          0.08+          0.09+          0.05+          0.14
  Net Realized and Unrealized Gain (Loss)
      on Investments                                       1.72          (2.57)         (4.78)          3.53           5.24
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     1.83          (2.49)         (4.69)          3.58           5.38
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.11)         (0.08)         (0.09)         (0.05)         (0.17)
  Net Realized Gain                                          --             --          (2.75)         (6.07)         (5.83)
---------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                 (0.11)         (0.08)         (2.84)         (6.12)         (6.00)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $      8.90    $      7.18    $      9.75    $     17.28    $     19.82
===========================================================================================================================
TOTAL RETURN                                              25.78%        (25.71)%       (30.58)%        19.83%         30.15%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   150,432    $   171,698    $   403,062    $   615,078    $   635,593
Ratio of Expenses to Average Net Assets (1)                0.63%          0.66%          0.62%          0.61%          0.62%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                       1.35%          0.78%          0.71%          0.27%          0.64%
Portfolio Turnover Rate                                      59%            93%           160%           211%           103%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
    TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                        0.62%          0.66%          0.62%          0.61%          0.60%
---------------------------------------------------------------------------------------------------------------------------

                                                                               ADVISER CLASS
                                                    -----------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                    -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      7.17    $      9.71    $     17.24    $     19.79    $     20.42
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.09+          0.05+          0.06+          0.01+          0.11
  Net Realized and Unrealized Gain (Loss) on
      Investments                                          1.71          (2.55)         (4.78)          3.53           5.21
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     1.80          (2.50)         (4.72)          3.54           5.32
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.09)         (0.04)         (0.06)         (0.02)         (0.12)
  Net Realized Gain                                          --             --          (2.75)         (6.07)         (5.83)
---------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                 (0.09)         (0.04)         (2.81)         (6.09)         (5.95)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $      8.88    $      7.17    $      9.71    $     17.24    $     19.79
===========================================================================================================================
TOTAL RETURN                                              25.35%        (25.83)%       (30.81)%        19.58%         29.80%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $       683    $       601    $     1,063    $     5,039    $     2,123
Ratio of Expenses to Average Net Assets (2)                0.88%          0.91%          0.86%          0.86%          0.87%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                               1.10%          0.53%          0.48%          0.04%          0.34%
Portfolio Turnover Rate                                      59%            93%           160%           211%           103%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                        0.87%          0.91%          0.86%          0.86%          0.85%
---------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

MID CAP GROWTH PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                    -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     11.65    $     14.80    $     35.15    $     25.77    $     18.62
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            (0.05)+        (0.05)+        (0.05)         (0.06)         (0.01)
  Net Realized and Unrealized Gain (Loss)
      on Investments                                       3.82          (3.10)        (16.44)         13.71          10.65
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     3.77          (3.15)        (16.49)         13.65          10.64
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                      --             --             --             --          (0.00)++
  Net Realized Gain                                          --             --          (3.86)         (4.27)         (3.49)
---------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                    --             --          (3.86)         (4.27)         (3.49)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     15.42    $     11.65    $     14.80    $     35.15    $     25.77
===========================================================================================================================
TOTAL RETURN                                              32.36%        (21.28)%       (50.80)%        56.60%         64.27%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   559,760    $   438,778    $ 1,063,186    $ 2,109,750    $   785,659
Ratio of Expenses to Average Net Assets (1)                0.64%          0.65%          0.61%          0.62%          0.62%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                              (0.37)%        (0.35)%        (0.25)%        (0.21)%        (0.07)%
Portfolio Turnover Rate                                     180%           221%           145%           169%           208%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                        0.63%          0.64%          0.60%          0.61%          0.60%
---------------------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                    -----------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                    -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     11.45    $     14.59    $     34.79    $     25.59    $     18.55
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            (0.08)+        (0.09)+        (0.10)         (0.09)         (0.05)
  Net Realized and Unrealized Gain (Loss) on
      Investments                                          3.76          (3.05)        (16.24)         13.56          10.58
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     3.68          (3.14)        (16.34)         13.47          10.53
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                          --             --          (3.86)         (4.27)         (3.49)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     15.13    $     11.45    $     14.59    $     34.79    $     25.59
===========================================================================================================================
TOTAL RETURN                                              32.14%        (21.52)%       (50.91)%        56.24%         63.87%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   531,571    $   386,206    $   656,786    $   979,694    $   263,312
Ratio of Expenses to Average Net Assets (2)                0.89%          0.90%          0.86%          0.87%          0.88%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                              (0.62)%        (0.60)%        (0.50)%        (0.46)%        (0.31)%
Portfolio Turnover Rate                                     180%           221%           145%           169%           208%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                        0.88%          0.89%          0.85%          0.86%          0.86%
---------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

STRATEGIC SMALL VALUE PORTFOLIO

                                                                                     INSTITUTIONAL CLASS
                                                            --------------------------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,                        PERIOD FROM
                                                            -------------------------------------------          JUNE 30, 2000**
SELECTED PER SHARE DATA AND RATIOS                                 2003            2002            2001    TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $      9.84     $     10.51     $     10.62       $            10.00
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.02+           0.05+           0.09                     0.03
  Net Realized and Unrealized Gain (Loss) on Investments           2.66           (0.24)          (0.15)                    0.59
--------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                             2.68           (0.19)          (0.06)                    0.62
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.02)          (0.05)          (0.05)                      --
  Net Realized Gain                                                  --           (0.43)             --                       --
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                         (0.02)          (0.48)          (0.05)                      --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     12.50     $      9.84     $     10.51       $            10.62
================================================================================================================================
TOTAL RETURN                                                      27.32%          (2.41)%         (0.60)%                   6.20%++
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                       $    53,514     $    20,396     $     2,434       $            2,506
Ratio of Expenses to Average Net Assets (1)                        1.15%           1.15%           1.15%                    1.31%*
Ratio of Net Investment Income (Loss) to Average Net
  Assets (1)                                                       0.22%           0.43%           0.73%                    1.15%*
Portfolio Turnover Rate                                             159%            131%             80%                      33%++
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed by Adviser:
        Expenses to Average Net Assets                             1.51%           2.09%           3.00%                    5.38%*
        Net Investment Income (Loss) to Average Net Assets        (0.14)%         (0.51)%         (1.12)%                  (3.08)%*
      Ratio of Expenses to Average Net Assets including
        Expense Offsets                                            1.15%           1.15%           1.15%                    1.15%*
--------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Not Annualized.
*    Annualized
**   Commencement of Operations

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                       ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      13.50   $      16.91    $      25.07    $      21.88    $      18.12
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                 0.02+         (0.01)+          0.05+           0.06+           0.12+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                              4.55          (3.38)          (4.91)           5.78            5.01
----------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                         4.57          (3.39)          (4.86)           5.84            5.13
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          --          (0.02)          (0.08)          (0.08)          (0.06)
  Net Realized Gain                                              --             --           (3.22)          (2.57)          (1.31)
----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                        --          (0.02)          (3.30)          (2.65)          (1.37)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      18.07   $      13.50    $      16.91    $      25.07    $      21.88
==================================================================================================================================
TOTAL RETURN                                                  33.85%        (20.09)%        (21.23)%         29.48%          29.44%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                  $    441,775   $    672,507    $  1,096,021    $  1,374,275    $    721,015
Ratio of Expenses to Average Net Assets (1)                    0.88%          0.89%           0.86%           0.87%           0.87%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                   0.13%         (0.05)%          0.22%           0.28%           0.57%
Portfolio Turnover Rate                                         138%           145%            176%            226%            244%
----------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                            0.87%          0.89%           0.85%           0.85%           0.86%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    INVESTMENT CLASS
                                                       ---------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                       ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      13.43   $      16.83    $      24.97    $      21.80    $      18.05
==================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                (0.01)+        (0.03)+          0.01+           0.03+           0.09+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                              4.53          (3.37)          (4.88)           5.75            5.00
----------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                         4.52          (3.40)          (4.87)           5.78            5.09
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          --             --           (0.05)          (0.04)          (0.03)
  Net Realized Gain                                              --             --           (3.22)          (2.57)          (1.31)
----------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                        --             --           (3.27)          (2.61)          (1.34)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      17.95   $      13.43    $      16.83    $      24.97    $      21.80
==================================================================================================================================
TOTAL RETURN                                                  33.66%        (20.20)%        (21.36)%         29.25%          29.30%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                  $     13,004   $     33,100    $     46,063    $     29,593    $     25,197
Ratio of Expenses to Average Net Assets (2)                    1.03%          1.04%           1.01%           1.02%           1.02%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                      (0.02)%        (0.20)%          0.05%           0.14%           0.42%
Portfolio Turnover Rate                                         138%           145%            176%            226%            244%
----------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets including
        Expense Offsets and Refund of Filing Fees              1.02%          1.04%           1.00%           1.00%           1.01%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

U.S. MID CAP VALUE PORTFOLIO

                                                                                        ADVISER CLASS
                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                               2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     13.44    $     16.87    $     25.02    $     21.86    $     18.12
=================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                                  (0.02)+        (0.05)+        (0.01)+         0.01+          0.07+
  Net Realized and Unrealized Gain (Loss) on Investments         4.53          (3.38)         (4.88)          5.76           5.01
---------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                           4.51          (3.43)         (4.89)          5.77           5.08
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            --             --          (0.04)         (0.04)         (0.03)
  Net Realized Gain                                                --             --          (3.22)         (2.57)         (1.31)
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                          --             --          (3.26)         (2.61)         (1.34)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     17.95    $     13.44    $     16.87    $     25.02    $     21.86
=================================================================================================================================
TOTAL RETURN                                                    33.56%        (20.33)%       (21.40)%        29.12%         29.12%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                     $    84,733    $    99,553    $   105,479    $    98,588    $    40,636
Ratio of Expenses to Average Net Assets (1)                      1.13%          1.14%          1.11%          1.12%          1.12%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                        (0.12)%        (0.30)%        (0.03)%         0.03%          0.33%
Portfolio Turnover Rate                                           138%           145%           176%           226%           244%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets including
        Expense Offsets and Refund of Filing Fees                1.12%          1.14%          1.10%          1.10%          1.11%
----------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

U.S. SMALL CAP VALUE PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                 --------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                      2003           2002           2001           2000                    1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     14.04    $     15.16     $     21.18    $     18.62           $      17.37
=================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                          0.03+          0.06+           0.10+          0.09+                  0.13+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                       4.18          (1.10)          (4.35)          4.01                   3.65
---------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                  4.21          (1.04)          (4.25)          4.10                   3.78
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.06)         (0.05)          (0.07)         (0.14)                 (0.07)
  Net Realized Gain                                       --          (0.03)          (1.70)         (1.40)                 (2.46)
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                              (0.06)         (0.08)          (1.77)         (1.54)                 (2.53)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     18.19    $     14.04     $     15.16    $     21.18           $      18.62
=================================================================================================================================
TOTAL RETURN                                           30.09%         (6.97)%        (21.25)%        23.11%                 23.83%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:

Net Assets, End of Period (Thousands)            $   536,620    $   588,803     $ 1,017,346    $ 1,269,171           $    897,629
Ratio of Expenses to Average Net Assets (1)             0.89%          0.89%           0.86%          0.86%                  0.86%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                            0.21%          0.35%           0.52%          0.43%                  0.70%
Portfolio Turnover Rate                                  159%           118%            157%           193%                   251%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                     0.89%          0.89%           0.86%          0.85%                  0.86%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                 --------------------------------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,                             PERIOD FROM
                                                 ---------------------------------------------------------     JANUARY 22, 1999**
SELECTED PER SHARE DATA AND RATIOS                      2003           2002            2001           2000  TO SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     14.01    $     15.13     $     21.15    $     18.62           $      17.32
=================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                         (0.01)+         0.02+           0.05+          0.04+                  0.06+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                       4.18          (1.11)          (4.34)          4.02                   1.24
---------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                  4.17          (1.09)          (4.29)          4.06                   1.30
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.02)         (0.00)++        (0.03)         (0.13)                    --
  Net Realized Gain                                       --          (0.03)          (1.70)         (1.40)                    --
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                              (0.02)         (0.03)          (1.73)         (1.53)                    --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $     18.16    $     14.01     $     15.13    $     21.15           $      18.62
=================================================================================================================================
TOTAL RETURN                                           29.76%         (7.22)%        (21.46)%        22.83%                  7.51%@
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:

Net Assets, End of Period (Thousands)            $    64,391    $    51,964     $    55,259    $    47,708           $     16,117
Ratio of Expenses to Average Net Assets (2)             1.14%          1.14%           1.11%          1.11%                  1.11%*
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                   (0.04)%         0.10%           0.26%          0.18%                  0.45%*
Portfolio Turnover Rate                                  159%           118%            157%           193%                   251%@
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                     1.14%          1.14%           1.11%          1.10%                  1.10%*
---------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Amount is less than $0.005 per share.
@    Not Annualized
*    Annualized
**   Commencement of offering of Adviser Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                                INSTITUTIONAL CLASS
                                                     -------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                          2003           2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.65    $     13.80    $     12.86    $     13.59    $       15.16
==============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.19+          0.16+          0.19+          0.16+            0.21+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                           2.99          (3.14)          0.93           0.95             1.11
------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                      3.18          (2.98)          1.12           1.11             1.32
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                    (0.19)         (0.17)         (0.18)         (0.18)           (0.28)
  Net Realized Gain                                           --             --             --          (1.66)           (2.61)
------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (0.19)         (0.17)         (0.18)         (1.84)           (2.89)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     13.64    $     10.65    $     13.80    $     12.86    $       13.59
==============================================================================================================================
TOTAL RETURN                                               30.19%        (21.93)%         8.68%          9.67%            8.30%
==============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $   363,636    $   456,996    $   656,007    $   690,859    $   1,079,356
Ratio of Expenses to Average Net Assets (1)                 0.63%          0.64%          0.62%          0.61%            0.63%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                1.57%          1.09%          1.26%          1.32%            1.38%
Portfolio Turnover Rate                                       65%            42%            38%            50%              53%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                         0.62%          0.64%          0.61%          0.60%            0.62%
------------------------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT CLASS
                                                     -------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                          2003           2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.65    $     13.80    $     12.86    $     13.58    $       15.15
==============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.17+          0.14+          0.16+          0.15+            0.19+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                           3.00          (3.15)          0.93           0.94             1.12
------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                      3.17          (3.01)          1.09           1.09             1.31
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                    (0.17)         (0.14)         (0.15)         (0.15)           (0.27)
  Net Realized Gain                                           --             --             --          (1.66)           (2.61)
------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (0.17)         (0.14)         (0.15)         (1.81)           (2.88)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     13.65    $     10.65    $     13.80    $     12.86    $       13.58
==============================================================================================================================
TOTAL RETURN                                               30.06%        (22.06)%         8.46%          9.50%            8.20%
==============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $    26,169    $    19,440    $    19,552    $     4,069    $       9,673
Ratio of Expenses to Average Net Assets (2)                 0.78%          0.79%          0.77%          0.76%            0.78%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                1.42%          0.94%          1.08%          1.19%            1.25%
Portfolio Turnover Rate                                       65%            42%            38%            50%              53%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                         0.77%          0.79%          0.76%          0.75%            0.77%
------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

FINANCIAL HIGHLIGHTS

VALUE PORTFOLIO

                                                                               ADVISER CLASS
                                                    -----------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                    -----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                         2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     10.63    $     13.78    $     12.83    $     13.57    $     15.13
===========================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.16+          0.12+          0.15+          0.13+          0.17+
  Net Realized and Unrealized Gain (Loss) on
      Investments                                          2.99          (3.14)          0.94           0.94           1.12
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                     3.15          (3.02)          1.09           1.07           1.29
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.16)         (0.13)         (0.14)         (0.15)         (0.24)
  Net Realized Gain                                          --             --             --          (1.66)         (2.61)
---------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                 (0.16)         (0.13)         (0.14)         (1.81)         (2.85)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     13.62    $     10.63    $     13.78    $     12.83    $     13.57
===========================================================================================================================
TOTAL RETURN                                              29.87%        (22.17)%         8.49%          9.31%          8.10%
===========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   622,230    $   534,668    $   805,799    $   301,497    $   254,483
Ratio of Expenses to Average Net Assets (1)                0.88%          0.89%          0.87%          0.86%          0.88%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                               1.32%          0.84%          0.99%          1.05%          1.10%
Portfolio Turnover Rate                                      65%            42%            38%            50%            53%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        including Expense Offsets and Refund of
        Filing Fees                                        0.87%          0.89%          0.86%          0.85%          0.87%
---------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

NOTES TO FINANCIAL STATEMENTS


Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 2003, the Fund was comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, Strategic Small Value, U.S. Mid Cap Value (formerly U.S. Mid Cap Core), U.S. Small Cap Value (formerly U.S. Small Cap Core), and Value Portfolios, all of which are considered diversified funds for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios are presented separately. Effective September 26, 2003, the Fund's Small Cap Growth Portfolio merged into the Morgan Stanley Institutional Fund, Inc.'s Small Company Growth Portfolio.

The Fund offers up to three different classes of shares for certain Portfolios - Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures approved by the Board of Trustees, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

   A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth Portfolio) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)


   to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

   The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

   Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly-owned by indirect subsidiaries of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the year ended September 30, 2003, the investment advisory fees of each of the Portfolios were:

                          ANNUAL     VOLUNTARY EXPENSE LIMITATIONS
                      INVESTMENT  -----------------------------------
                        ADVISORY   INSTITUTIONAL  INVESTMENT  ADVISER
PORTFOLIO                    FEE           CLASS       CLASS    CLASS
---------------------------------------------------------------------
Equity                    0.500%        --%           --%       --%
Mid Cap Growth            0.500         --            --        --
Strategic Small Value     1.000       1.15            --        --
U.S. Mid Cap Value        0.750         --            --        --
U.S. Small Cap Value      0.750         --            --        --
Value                     0.500         --            --        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Strategic Small Value Portfolio for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alli-

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)


ance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offsets" on the Statement of Operations.

F. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 2003, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                    PURCHASES        SALES
PORTFOLIO                               (000)         (000)
----------------------------------------------------------
Equity                            $   101,039  $   158,467
Mid Cap Growth                      1,562,538    1,582,583
Strategic Small Value                  77,685       54,419
U.S. Mid Cap Value                    876,903    1,316,176
U.S. Small Cap Value                  869,780    1,052,242
Value                                 623,376      856,113

   There were no purchases or sales of long-term U.S. government securities.

   During the year ended September 30, 2003, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

                                                    BROKER
                                               COMMISSIONS
PORTFOLIO                                            (000)
----------------------------------------------------------
Mid Cap Growth                                 $        18
U.S. Mid Cap Value                                     102
Value                                                   87

G. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash or securities as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of the loaned securities and related collateral outstanding at September 30, 2003 were as follows:

                                     VALUE OF
                                       LOANED     VALUE OF
                                   SECURITIES   COLLATERAL
PORTFOLIO                               (000)        (000)
----------------------------------------------------------
Equity                            $     6,710  $     6,863
Value                                  15,290       15,493

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                              NET INTEREST
                                                 EARNED BY
                                                 PORTFOLIO
PORTFOLIO                                            (000)
----------------------------------------------------------
Equity                                         $        14
Value                                                   77

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, Strategic Small Value, U.S. Mid Cap Value, and U.S. Small Cap Value Portfolios dividends are declared and paid annually. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. As of September 30, 2003, the tax character of distributions paid during 2003 and 2002 was as follows:

                       2003 DISTRIBUTIONS           2002 DISTRIBUTIONS
                           PAID FROM:                   PAID FROM:
                                 ORDINARY            ORDINARY     LONG-TERM
                                   INCOME              INCOME  CAPITAL GAIN
PORTFOLIO                            (000)               (000)         (000)
---------------------------------------------------------------------------
Equity                      $  2,546            $  2,873         $    --
Strategic Small Value             60                  74              37
U.S. Mid Cap Value                --               1,189              --
U.S. Small Cap Value           2,339               3,166           2,110
Value                         14,121              14,798              --

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED  UNDISTRIBUTED
                                       ORDINARY      LONG-TERM
                                         INCOME   CAPITAL GAIN
PORTFOLIO                                 (000)          (000)
--------------------------------------------------------------
Equity                                   $   432         $  --
Strategic Small Value                        886           150
U.S. Mid Cap Value                           547            --
U.S. Small Cap Value                         487            --
Value                                      3,625            --

At September 30, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                            NET
                                                                   APPRECIATION
                              COST   APPRECIATION   DEPRECIATION  (DEPRECIATION)
PORTFOLIO                    (000)          (000)          (000)           (000)
-------------------------------------------------------------------------------
Equity                  $  154,237     $   15,683     $ (11,328)      $    4,355
Mid Cap Growth             953,912        145,588       (13,456)         132,132
Strategic Small Value       48,154          6,044        (1,012)           5,032
U.S. Mid Cap Value         479,138         81,244       (16,080)          65,164
U.S. Small Cap Value       530,792         83,591       (12,086)          71,505
Value                      902,157        154,185       (22,180)         132,005

At September 30, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                   EXPIRATION DATE
                                    SEPTEMBER 30,
                                        (000)
                     -------------------------------------------------------
PORTFOLIO              2008      2009        2010        2011       TOTAL
----------------------------------------------------------------------------
Equity               $     --  $  9,611  $    71,011  $  32,106  $   112,728
Mid Cap Growth             --    16,101    1,000,928    303,325    1,320,354
U.S. Mid Cap Value         --       493     1 02,896    157,636      261,025
U.S. Small Cap Value       --        --      118,523         --      118,523
Value                  16,828     3,629       15,692    139,659      175,808

During the year ended September 30, 2003, the Strategic Small Value and U.S. Small Cap Value Portfolios utilized capital loss carryovers for U.S. Federal income tax purposes of approximately $2,000 and $1,782,000, respectively.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                         POST-OCTOBER
                                -------------------------------
                                CAPITAL LOSSES  CURRENCY LOSSES
PORTFOLIO                            (000)           (000)
---------------------------------------------------------------
Equity                                $    944       $ --
Strategic Small Value                       86         --
U.S. Mid Cap Value                      98,049         --
Value                                   80,464         --

For the year ended September 30, 2003,the following Portfolios realized gains (losses) from in-kind redemptions:

                                                       NET GAIN
                                                         (LOSS)
PORTFOLIO                                                 (000)
---------------------------------------------------------------
U.S. Mid Cap Value                                    $ (15,236)
U.S. Small Cap Value                                     (9,413)

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

I. REFUND OF FILING FEES. Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $337,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Refund of Filing Fees".

J. OTHER. At September 30, 2003, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                      PERCENTAGE
                                     OF OWNERSHIP
                         -----------------------------------
                         INSTITUTIONAL   INVESTMENT  ADVISER
PORTFOLIO                        CLASS        CLASS    CLASS
------------------------------------------------------------
Equity                       41.6%           --%       100.0%
Mid Cap Growth               41.1            --         84.3
Strategic Small Value        96.1            --           --
U.S. Mid Cap Value           39.7          74.9         58.0
U.S. Small Cap Value         42.7            --         76.0
Value                        33.9          91.9         96.2

K. SUBSEQUENT EVENT. On October 23, 2003, the Board of Trustees approved the merger of the Strategic Small Value Portfolio into the U.S. Small Cap Value Portfolio. This merger is subject to the approval of the shareholders of the Strategic Small Value Portfolio.

L. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED). On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:
1. To elect the following Trustees, effective July 31, 2003:

                                        VOTES IN       VOTES
                                        FAVOR OF     AGAINST
                                     -----------  -----------
Michael Bozic                        905,751,024   3,948,484
Charles A. Fiumefreddo               905,751,256   3,948,252
Edwin J. Garn                        905,235,651   4,463,857
Wayne E. Hedien                      905,751,024   3,948,484
James F. Higgins                     905,751,256   3,948,252
Dr. Manuel H. Johnson                905,751,256   3,948,252
Philip J. Purcell                    905,684,325   4,015,183

Also effective July 31, 2003, in connection with a reconstitution of the Fund's Board of Trustees, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr., William G. Morton, Jr.,
Ronald E. Robison, and Mitchell M. Merin have resigned from the Board of
Trustees.

On September 23, 2003, a special meeting of the shareholders of the Small Cap Growth Portfolio was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:
1. Approve an Agreement and Plan of Reorganization, effective September 26,
2003:

                                  VOTES IN    VOTES    VOTES
                                  FAVOR OF  ABSTAIN  AGAINST
                                 ---------  -------  -------
Small Cap Growth                 1,984,800   15,660   56,180

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees of

Morgan Stanley Institutional Fund Trust


We have audited the accompanying statements of net assets of the Equity Portfolio, Mid Cap Growth Portfolio, Strategic Small Value Portfolio, U.S. Mid Cap Value Portfolio (formerly Mid Cap Value Portfolio), U.S. Small Cap Value Portfolio (formerly Small Cap Value Portfolio) and Value Portfolio (the "Funds") (six of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights for the year ended September 30, 1999 were audited by other auditors whose report, dated
November 19, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the six aforementioned Funds of Morgan Stanley Institutional Fund Trust at
September 30, 2003, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Boston, Massachusetts

November 14, 2003

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)


For the year ended September 30, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each applicable Portfolio were:

               PORTFOLIO                               PERCENTAGE
               --------------------------------------------------
               Equity                                    100.0%
               U.S. Small Cap Value                      100.0
               Value                                     100.0

For the year ended September 30, 2003, qualified dividend income for each applicable Portfolio totaled:

                                                       QUALIFYING
                                                         DIVIDEND
                                                           INCOME
               PORTFOLIO                                    (000)
               --------------------------------------------------
               Equity                                   $  1,233
               Value                                       6,603

For the year ended September 30, 2003, the Portfolios earned no income from direct U.S. Treasury Obligations.


* The information reported in this notice may differ from the information shareholders receive for the calender year ending December 31, 2003. Amounts for the calender year ending December 31, 2003 will be provided with Form 1099-DIV to be mailed on or before January 31, 2004.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)


INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
                                             TERM OF OFFICE                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF    POSITION(S) HELD AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                     WITH REGISTRANT  TIME SERVED*    PAST 5 YEARS                    TRUSTEE**      HELD BY TRUSTEE
--------------------------  ---------------- --------------  ------------------------------  -------------  ------------------------
Michael Bozic (62)          Trustee          Trustee since   Retired; Director or Trustee    211            Director of Weirton
1 Trimont Lane                               2003            of the Retail Funds and the                    Steel Corporation.
Apartment 1000A                                              TCW/DW Term Trust 2003 and the
Pittsburgh, PA 15211                                         Institutional Funds; formerly
                                                             Vice Chairman of Kmart
                                                             Corporation, Chairman and
                                                             Chief Executive Officer of
                                                             Levitz Furniture Corporation
                                                             and President and Chief
                                                             Executive Officer of Hills
                                                             Department Stores; formerly
                                                             variously Chairman, Chief
                                                             Executive Officer, President
                                                             and Chief Operating Officer of
                                                             the Sears Merchandise Group of
                                                             Sears, Roebuck & Co.

Edwin J. Garn (70)          Trustee          Trustee since   Director or Trustee of the      211            Director of Franklin
Summit Ventures LLC                          2003            Retail Funds and the TCW/DW                    Covey (time management
One Utah Center                                              Term Trust 2003 and the                        systems), BMW Bank of
201 South Main Street                                        Institutional Funds; member of                 North America, Inc.
Salt Lake City, UT 84111                                     the Utah Regional Advisory                     (industrial loan
                                                             Board of Pacific Corp.;                        corporation), United
                                                             formerly, United States                        Space Alliance (joint
                                                             Senator (R-Utah) and                           venture between
                                                             Chairman, Senate Banking                       Lockheed Martin and The
                                                             Committee, Mayor of Salt Lake                  Boeing Company)
                                                             City, Utah, Astronaut, Space                   and Nuskin Asia Pacific
                                                             Shuttle Discovery and Vice                     (multilevel marketing);
                                                             Chairman, Huntsman Corporation                 member of the board of
                                                             (chemical company).                            various civic and
                                                                                                            charitable
                                                                                                            organizations.

Wayne E. Hedien (69)        Trustee          Trustee since   Retired; Director or Trustee    211            Director of the PMI
WEH Associates                               2003            of the Retail Funds and TCW/DW                 Group Inc. (private
5750 Old Orchard Road                                        Term Trust 2003 and the                        mortgage insurance);
Suite 530                                                    Institutional Funds; formerly                  Trustee and Vice
Skokie, IL 60077                                             associated with the Allstate                   Chairman of the Field
                                                             Companies, most recently as                    Museum of Natural
                                                             Chairman of The Allstate                       History; director of
                                                             Corporation and Chairman and                   various other business
                                                             Chief Executive Officer of its                 and charitable
                                                             wholly-owned subsidiary,                       organizations.
                                                             Allstate Insurance Company.

Dr.Manuel H. Johnson (54)   Trustee          Trustee since   Chairman of the Audit           211            Director of NVR, Inc.
Johnson Smick Group, Inc.                    2003            Committee and Director or                      (home construction);
2099 Pennsylvania Avenue,                                    Trustee of the Retail Funds                    Chairman and Trustee
NW Suite 950                                                 and TCW/DW Term Trust 2003 and                 of the Financial
Washington, D.C. 20006                                       the Institutional Funds;                       Accounting Foundation
                                                             Senior Partner, Johnson Smick                  (oversight
                                                             International, Inc.                            organization of the
                                                             (consulting firm); Co-Chairman                 Financial Accounting
                                                             and a founder of the Group of                  Standards Board);
                                                             Seven Council (G7C), an                        Director of RBS
                                                             international economic                         Greenwich Capital
                                                             commission; formerly, Vice                     Holdings (financial
                                                             Chairman of the Board of                       holdings company).
                                                             Governors of the Federal
                                                             Reserve System and Assistant
                                                             Secretary of the U.S.
                                                             Treasury.

Joseph J. Kearns (61)       Trustee          Trustee since   Deputy Chairman of the Audit    212            Director of Electro
Kearns & Associates LLC                      1994            Committee and Director or                      Rent Corporation
PMB754                                                       Trustee of the Retail Funds                    (equipment leasing),
23852 Pacific Coast Highway                                  and TCW/DW Term Trust 2003 and                 The Ford Family
Malibu, CA 9026                                              the Institutional Funds;                       Foundation and the
                                                             previously Chairman of the                     UCLA Foundation.
                                                             Audit Committee of the
                                                             Institutional Funds;
                                                             President, Kearns & Associates
                                                             LLC (investment consulting);
                                                             formerly, CFO of The J. Paul
                                                             Getty Trust.

Michael Nugent (67)         Trustee          Trustee since   Chairman of the Insurance       211            Director of various
Triumph Capital, L.P.                        2001            Committee and Director or                      business organizations.
445 Park Avenue, 10th                                        Trustee of the Retail Funds
Floor                                                        and TCW/DW Term Trust 2003 and
New York, NY 10022                                           the Institutional Funds;
                                                             General Partner of Triumph
                                                             Capital, L.P., (private
                                                             investment partnership);
                                                             formerly, Vice President,
                                                             Bankers Trust Company and BT
                                                             Capital Corporation.

Fergus Reid (71)            Trustee          Trustee since   Director or Trustee of the      212            Trustee and Director
Lumelite Plastics                            2001            Retail Funds and TCW/DW Term                   of certain investment
85 Charles Coleman Blvd.                                     Trust 2003 and the                             companies in the
Pawling, NY 12564                                            Institutional Funds; Chairman                  JPMorgan Funds complex
                                                             of Lumelite Plastics                           managed by JP Morgan
                                                             Corporation.                                   Investment Management
                                                                                                            Inc.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)


INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS IN
                            POSITION(S)      TERM OF OFFICE                                  FUND COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH        AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING  OVERSEEN BY    OTHER DIRECTORSHIPS
TRUSTEE                     REGISTRANT       TIME SERVED*    PAST 5 YEARS                    TRUSTEE**      HELD BY TRUSTEE
--------------------------- ---------------  --------------  ------------------------------  -------------  ------------------------
Charles A. Fiumefreddo (70) Chairman and     Chairman and    Chairman and Director or        211            None
Morgan Stanley Funds        Trustee          Trustee since   Trustee of the Retail Funds
Harborside Financial                         2003            and TCW/DW Term Trust 2003 and
Center                                                       the Institutional Funds;
Plaza Two 3rd Floor                                          formerly, Chief Executive
Jersey City, NJ 07311                                        Officer of the Retail Funds
                                                             and TCW/DW Term Trust 2003.

James F. Higgins (55)       Trustee          Trustee since   Director or Trustee of the      211            Director of AXA
Morgan Stanley                               2003            Retail Funds and TCW/DW Term                   Financial, Inc. and The
Harborside Financial                                         Trust 2003 and the                             Equitable Life Assurance
Center                                                       Institutional Funds; Senior                    Society of the United
Plaza Two 2nd Floor                                          Advisor of Morgan Stanley;                     States (financial
Jersey City, NJ 07311                                        Director of Morgan Stanley                     services).
                                                             Distributors Inc. and Dean
                                                             Witter Realty Inc.; previously
                                                             President and Chief Operating
                                                             Officer of the Private Client
                                                             Group of Morgan Stanley and
                                                             President and Chief Operating
                                                             Officer of Individual
                                                             Securities of Morgan Stanley.

Philip J. Purcell (60)      Trustee          Trustee since   Director or Trustee of the      211            Director of American
Morgan Stanley                               2003            Retail Funds and TCW/DW Term                   Airlines, Inc. and its
1585 Broadway 39th Floor                                     Trust 2003 and the                             parent company, AMR
New York, NY 10036                                           Institutional Funds; Chairman                  Corporation.
                                                             of the Board of Directors and
                                                             Chief Executive Officer of
                                                             Morgan Stanley and Morgan
                                                             Stanley DW Inc.; Director of
                                                             Morgan Stanley Distributors
                                                             Inc.; Chairman of the Board of
                                                             Directors and Chief Executive
                                                             Officer of Novus Credit
                                                             Services Inc.; Director and/or
                                                             officer of various Morgan
                                                             Stanley subsidiaries.

-----------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)


OFFICERS:

                                                              TERM OF OFFICE
NAME, AGE AND ADDRESS OF                   POSITION(S) HELD   AND LENGTH OF
EXECUTIVE OFFICER                          WITH REGISTRANT    TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------  ----------------   --------------  ------------------------------------------------------
Mitchell M. Merin (50)                     President          President       President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                     since 2003      Stanley Investment Management Inc.; President,
1221 Avenue of the                                                            Director and Chief Executive Officer of Morgan Stanley
Americas 33rd Floor                                                           Investment Advisors, Inc. and Morgan Stanley Services
New York, NY 10020                                                            Company Inc.; Chairman, Chief Executive Officer and
                                                                              Director of Morgan Stanley Distributors Inc.; Chairman
                                                                              and Director of Morgan Stanley Trust; Director of
                                                                              various Morgan Stanley subsidiaries; President of
                                                                              Morgan Stanley Investments LP; President of the
                                                                              Institutional Funds and President of the Retail Funds
                                                                              and TCW/DW Term Trust 2003; Trustee and President of
                                                                              the Van Kampen Closed-End funds; Trustee and President
                                                                              of the Van Kampen Open-End funds.

Ronald E. Robison (64)                     Executive Vice     Executive Vice  Chief Global Operations Officer and Managing Director
Morgan Stanley Investment Management Inc.  President and      President and   of Morgan Stanley Investment Management Inc.; Managing
1221 Avenue of the                         Principal          Principal       Director of Morgan Stanley & Co. Incorporated;
Americas 34th Floor                        Executive          Executive       Managing Director of Morgan Stanley; Managing
New York, NY 10020                         Officer            Officer         Director, Chief Administrative Officer and Director of
                                                              since 2003      Morgan Stanley Investment Advisors Inc. and Morgan
                                                                              Stanley Services Company Inc.; Chief Executive Officer
                                                                              and Director of Morgan Stanley Trust; Executive Vice
                                                                              President and Principal Executive Officer of the
                                                                              Retail Funds and TCW/DW Term Trust 2003; previously
                                                                              President of the Institutional Funds and Director of
                                                                              the Institutional Funds.

Barry Fink (48)                            Vice President     Vice President  General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                     since 2003      Stanley Investment Management; Managing Director,
1221 Avenue of the                                                            Secretary and Director of Morgan Stanley Investment
Americas 22nd Floor                                                           Advisors Inc. and Morgan Stanley Services Company
New York, NY 10020                                                            Inc.; Assistant Secretary of Morgan Stanley DW Inc.;
                                                                              Chief Legal Officer of Morgan Stanley Investments LP;
                                                                              Vice President and General Counsel of the Retail Funds
                                                                              and TCW/DW Term Trust 2003; Vice President and
                                                                              Secretary of Morgan Stanley Distributors Inc.;
                                                                              previously Secretary of the Retail Funds; previously
                                                                              Vice President and Assistant General Counsel of Morgan
                                                                              Stanley Investment Advisors Inc. and Morgan Stanley
                                                                              Services Company Inc.

Joseph J. McAlinden (60)                   Vice President     Vice President  Managing Director and Chief Investment Officer of
Morgan Stanley Investment Management Inc.                     since 2003      Morgan Stanley Investment Advisors Inc., Morgan
1221 Avenue of the                                                            Stanley Investment Management Inc. and Morgan Stanley
Americas 33rd Floor                                                           Investments LP; Director of Morgan Stanley Trust,
New York, NY 10020                                                            Chief Investment Officer of the Van Kampen Funds; Vice
                                                                              President of the Institutional Funds and the Retail
                                                                              Funds.

Stefanie V. Chang (36)                     Vice President     Vice President  Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                     since 2001      Incorporated and Morgan Stanley Investment Management
1221 Avenue of the                                                            Inc. and Vice President of the Institutional Funds and
Americas 22nd Floor                                                           the Retail Funds; formerly practiced law with the
New York, NY 10020                                                            New York law firm of Rogers & Wells (now Clifford
                                                                              Chance US LLP).

James W. Garrett (34)                      Treasurer and      Treasurer       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.  Chief Financial    since 2002      Incorporated and Morgan Stanley Investment Management
1221 Avenue of the                         Officer            CFO since       Inc.; Treasurer and Chief Financial Officer of the
Americas 34th Floor                                           2003            Institutional Funds; Previously with PriceWaterhouse
New York, NY 10020                                                            LLP (now PriceWaterhouseCoopers LLP).

Michael J. Leary (37)                      Assistant          Assistant       Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.          Treasurer          Treasurer       Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                             since 2003      (formerly Chase Global Funds Company); formerly Audit
Boston, MA 02108                                                              Manager at Ernst & Young LLP.

Mary E. Mullin (36)                        Secretary          Secretary       Vice President of Morgan Stanley & Co. Incorporated
Morgan Stanley Investment Management Inc.                     since 2001      and Morgan Stanley Investment Management Inc.;
1221 Avenue of the                                                            Secretary of the Institutional Funds and the Retail
Americas 22nd Floor                                                           Funds; formerly practiced law with the New York law
New York, NY 10020                                                            firms of McDermott, Will & Emery and Skadden, Arps,
                                                                              Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                              2003 ANNUAL REPORT

                                                              SEPTEMBER 30, 2003

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899


DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899


CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820


INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser : (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]
                                                                  934-eqann-1103

[MORGAN STANLEY LOGO]

2003 ANNUAL REPORT

September 30, 2003


MORGAN STANLEY INSTITUTIONAL FUND TRUST


FIXED INCOME PORTFOLIOS

CORE PLUS FIXED INCOME
INVESTMENT GRADE FIXED INCOME
U.S. CORE FIXED INCOME
CASH RESERVES
HIGH YIELD
INTERMEDIATE DURATION
INTERNATIONAL FIXED INCOME
LIMITED DURATION
MUNICIPAL


BALANCED PORTFOLIO

BALANCED

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

TABLE OF CONTENTS

SHAREHOLDER'S LETTER                                                           2

INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS

Core Fixed Income Distinguishing Characteristics and General
  Strategy                                                                     3

FIXED INCOME PORTFOLIOS:

Core Plus Fixed Income                                                         3
Investment Grade Fixed Income                                                 12
U.S. Core Fixed Income                                                        19
Cash Reserves                                                                 26
High Yield                                                                    29
Intermediate Duration                                                         37
International Fixed Income                                                    45
Limited Duration                                                              50
Municipal                                                                     57

BALANCED PORTFOLIO:

Balanced                                                                      66


STATEMENTS OF OPERATIONS                                                      79

STATEMENTS OF CHANGES IN NET ASSETS                                           81

STATEMENTS OF CASH FLOWS                                                      86

FINANCIAL HIGHLIGHTS                                                          88

NOTES TO FINANCIAL STATEMENTS                                                101

INDEPENDENT AUDITOR'S REPORT                                                 112

FEDERAL INCOME TAX INFORMATION                                               113

TRUSTEE AND OFFICER INFORMATION                                              114

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

2003 ANNUAL REPORT

September 30, 2003

SHAREHOLDER'S LETTER


Dear Shareholders:


We are pleased to present to you the Fund's Annual Report for the fiscal year ended September 30, 2003. Our Fund currently consists of 19 portfolios, providing investors with a broad array of equity, fixed-income, and balanced portfolios. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), fixed income (e.g., short, medium, and long duration; investment grade and high yield) and cash (e.g., money market).


Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

October 2003

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING
CHARACTERISTICS AND GENERAL STRATEGY

- CORE PLUS FIXED INCOME PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

- U.S. CORE FIXED INCOME PORTFOLIO

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high overall credit quality. To meet the various needs of different core fixed-income investors, MSIF Trust offers three different core fixed-income mutual funds -- all of which are actively managed by Morgan Stanley Investment Management's fixed-income team.

The CORE PLUS FIXED INCOME PORTFOLIO is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Advisor's core fixedincome capabilities. The INVESTMENT GRADE FIXED INCOME PORTFOLIO invests only in fixed-income securities with creditquality ratings of BBB or better, while the U.S. CORE FIXED INCOME PORTFOLIO invests only in dollar-denominated fixedincome securities issued by domestic entities with a creditquality rating of BBB or better.

Morgan Stanley Investment Management's core fixed-income strategies have three major objectives. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to provide a hedge against a severe economic contraction. To provide this hedge, each Portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach positions each Portfolio to perform well when other market sectors experience poor returns. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE DISCUSSION:

Absolute net-of-fees returns for the Institutional Class of shares were as follows: for the CORE PLUS FIXED INCOME PORTFOLIO, 6.24%, for the INVESTMENT GRADE FIXED INCOME PORTFOLIO, 5.00%; and for the U.S. CORE FIXED INCOME PORTFOLIO, 4.61%. All three funds use the same benchmark, the Citigroup Broad Investment Grade Index, which returned 5.49% during the period.

CORE PLUS FIXED INCOME PORTFOLIO

FACTORS AFFECTING PERFORMANCE

U.S. market rates and yield spreads were quite volatile during the one-year period. U.S. Treasury securities yields declined sharply through mid-June 2003 before rising over the balance of the period. Most corporate bond yield spreads fell during the fiscal year; mortgage spreads experienced little net change despite a significant degree of interim volatility.

The Portfolio's above-Index exposure to corporate yield spreads and emphasis on higher-coupon mortgage securities had a favorable effect on relative performance during the fiscal year. The Portfolio's below-Index interest-rate sensitivity
(IRS) strategy had an unfavorable impact on relative returns during the period.

Security selection decisions in the non-Treasury areas helped relative performance, especially in the corporate bond area.

The Portfolio's underweight in Agency debentures and opportunistic holdings of non-dollar issues did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

The Portfolio maintained an Index-like exposure to corporate bond yield spread changes. Insurance issues continued to offer the most value and comprise a material part of the corporate credit allocation; to a lesser extent, we also emphasized issues in the paper and auto-related areas. Banking and other higher-quality issuers remained rich, thereby justifying an underweight in these sectors. Opportunistic exposure to below-investment grade issues is near 3% of the Portfolio.

Consistent with the view that most high-quality non-Treasury sectors did not offer sufficient value, the Portfolio also maintained a large underweight in Agency debentures.

Higher-coupon mortgages continued to offer the best relative value in the mortgage sector, and represented the bulk of the Portfolio's overweight in this area. Prices and yields of these securities continued to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

With Treasury yields still at or near levels that assume a very pessimistic economic growth forecast, we believed that a defensive, below-Index interest-rate sensitivity (IRS) posture was warranted to preserve capital. The bulk of the

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

underweight was in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast.

Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprised less than 1% of the Portfolio, and remained currency-hedged to the U.S. dollar.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                                       FISCAL YEAR ENDED SEPTEMBER 30
      CORE PLUS FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS    CITIGROUP BROAD INVESTMENT GRADE INDEX
93                                                5000000                                   5000000
94                                                4778440                                   4840210
95                                                5456610                                   5520500
96                                                5872730                                   5793090
97                                                6546260                                   6356080
98                                                7063270                                   7084980
99                                                7086370                                   7065790
 0                                                7584050                                   7554240
 1                                                8550040                                   8539220
 2                                                9088790                                   9255820
 3                                                9656500                                   9763500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.

PERFORMANCE COMPARED TO THE CITIGROUP BROAD
INVESTMENT GRADE INDEX(1)

                                                      TOTAL RETURNS(2)
                                           ---------------------------------------
                                                          AVERAGE ANNUAL
                                                  --------------------------------
                                            ONE       FIVE        TEN      SINCE
                                           YEAR      YEARS      YEARS  INCEPTION
----------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)        6.24%      6.45%      6.80%      9.59%
Index -- Institutional Class               5.49       6.62       6.92       9.30
Portfolio -- Investment Class(4)           6.07       6.29         --       7.07
Index -- Investment Class                  5.49       6.62         --       7.65
Portfolio -- Adviser Class(5)              5.99       6.19         --       6.72
Index -- Adviser Class                     5.49       6.62         --       7.43

(1) The Citigroup Broad Investment Grade Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on November 14, 1984.
(4) Commenced offering on October 15, 1996.
(5) Commenced offering on November 7, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (131.1%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.6%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 1/20/25-1/20/28                               $       32,264   $       33,029
    5.625%, 10/20/25-12/20/27                                      8,170            8,504
    5.75%, 7/20/25-9/20/27                                         4,647            4,745
-----------------------------------------------------------------------------------------
                                                                                   46,278
=========================================================================================
AGENCY FIXED RATE MORTGAGES (81.5%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    10.00%, 2/1/10-11/1/20                                         3,809            4,278
    10.50%, 8/1/09-10/1/20                                         1,278            1,430
    11.00%, 12/1/10-9/1/20                                         1,267            1,426
    11.25%, 10/1/11-12/1/15                                          397              447
    11.50%, 1/1/11-12/1/15                                            22               24
    11.75%, 12/1/17-4/1/19                                            42               47
    12.00%, 10/1/09-2/1/15                                            60               68
    13.00%, 6/1/19                                                    15               17
    14.00%, 8/1/14                                                     4                4
    14.75%, 3/1/10                                                     6                7
  Gold Pools:
    6.50%, 8/1/28-9/1/33                                         233,572          243,935
    7.00%, 2/1/28-7/1/32                                          10,631           11,228
    7.50%, 8/1/17-10/1/32                                         68,030           72,777
    8.00%, 11/1/25-12/1/31                                        17,926           19,295
    8.50%, 3/1/09-8/1/31                                          44,154           47,468
    9.00%, 7/1/17                                                  1,910            2,122
    9.50%, 1/1/21-12/1/22                                          1,864            2,082
    10.00%, 6/1/17-3/1/21                                          1,351            1,517
    10.50%, 11/1/15-4/1/21                                           851              952
  October TBA
    5.00%, 10/15/18                                            (i)38,950           39,875
    6.00%, 10/15/31                                            (i)43,400           44,837
    6.50%, 10/15/49                                           (i)348,200          363,542
  November TBA
    6.00%, 11/15/31                                            (i)68,700           70,783
Federal National Mortgage Association,
  Conventional Pools:
    7.00%, 2/1/17-5/1/33                                         217,790          230,428
    7.50%, 10/1/17-9/1/32                                        162,444          173,367
    8.00%, 3/1/07-10/1/32                                        149,790          139,595
    8.50%, 11/1/08-9/1/32                                        105,826          114,054
    9.00%, 12/1/08-1/1/22                                          6,132            6,747
    9.50%, 11/1/13-4/1/30                                         18,355           20,388
    10.00%, 9/1/10-10/1/25                                         2,847            3,193
    10.50%, 5/1/12-7/1/25                                          2,833            3,198
    10.75%, 2/1/11                                                     6                7
    11.00%, 7/1/20-11/1/20                                           619              701
    11.50%, 1/1/13-2/1/20                                            707              807
    12.00%, 11/1/15                                                  682              780
    12.50%, 9/1/15-2/1/16                                            182              207
  October TBA
    4.50%, 10/25/18                                            (i)63,000           63,512
    5.00%, 10/25/18-10/25/33                                  (i)221,525          222,822
    5.50%, 10/25/18-10/25/33                              $   (i)156,500   $      160,694
    6.00%, 10/25/33                                            (i)68,500           70,683
  November TBA
    5.50%, 11/25/33                                           (i)103,500          105,214
    6.00%, 11/25/33                                            (i)55,850           57,473
Government National Mortgage Association,
  Various Pools:
    9.00%, 12/15/21-11/15/24                                       6,453            7,161
    9.50%, 8/15/09-12/15/19                                        5,693            6,312
    10.00%, 11/15/09-1/15/26                                      40,586           45,800
    10.50%, 12/15/14-4/15/25                                       3,964            4,502
    11.00%, 12/15/09-2/15/25                                      10,816           12,306
    11.50%, 4/15/13-4/20/19                                          202              232
    12.00%, 3/15/11-11/15/19                                       4,944            5,699
    12.50%, 6/15/10-12/15/13                                          18               21
-----------------------------------------------------------------------------------------
                                                                                2,384,064
=========================================================================================
ASSET BACKED CORPORATES (3.9%)
Chase Manhattan Auto Owner Trust
  2.70%, 1/18/05                                                   5,961            5,966
Citibank Credit Card Issuance Trust
  6.875%, 11/16/09                                                17,930           20,655
DaimlerChrysler Auto Trust
  2.90%, 12/6/04                                                   8,196            8,212
  6.11%, 11/8/04                                                   2,436            2,440
Federal Home Loan Mortgage Corporation
  4.75%, 2/25/42                                                      42               42
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                  21,027           21,052
  5.12%, 10/15/04                                                    277              278
Harley-Davidson Motorcycle Trust
  3.02%, 9/15/06                                                     577              580
Honda Auto Receivables Owner Trust
  2.91%, 9/15/04                                                   2,127            2,129
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                   3,689            3,702
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                                  19,035           21,260
  7.80%, 10/15/12                                                 17,410           21,106
Nissan Auto Receivables Owner Trust
  3.07%, 8/16/04                                                     291              291
Starwood Asset Receivables Trust
  1.38%, 5/28/17                                             (e)(h)6,754            6,750
-----------------------------------------------------------------------------------------
                                                                                  114,463
=========================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (3.3%)
Federal Home Loan Mortgage Corporation
  6.50%, 3/15/28                                                  12,790           12,969
  Inv Fl IO
  6.38%, 1/15/29                                                   2,684              218
  41.625%, 11/15/07                                                  417              188
  Inv Fl IO PAC
  7.304%, 2/15/08                                                  4,860              340
  Inv Fl IO REMIC
  6.38%, 8/15/30                                                   1,093               83
  6.875%, 10/15/08                                                 9,017              688

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL Series (CONT'D)
  Inv Fl IO REMIC PAC
  8.475%, 3/15/08                                         $        3,042   $          254
  IO
  6.00%, 5/1/31                                                   29,488            3,388
  7.00%, 4/1/30                                                      414               52
  7.50%, 12/1/29                                                   2,047              296
  8.00%, 1/1/28-7/1/31                                            14,215            2,334
  REMIC PAC
  9.50%, 4/15/20                                                       9                9
Federal National Mortgage Association
  2.25%, 7/25/42                                                  12,972           12,975
  3.25%, 6/25/33                                                  15,483           15,611
  4.75%, 2/25/17                                                   1,177            1,186
  Inv Fl IO
  6.304%, 10/25/07                                                 7,650              452
  6.875%, 7/25/22                                                    668               61
  6.88%, 12/25/27                                                 13,777              738
  7.08%, 10/25/28                                                 34,382            3,033
  7.38%, 7/25/30                                                  20,813            1,846
  7.43%, 10/18/30                                                 11,876            1,030
  Inv Fl IO REMIC
  57.475%, 9/25/20                                                   154              273
  73.125%, 9/25/22                                                   289              360
  IO
  6.00%, 7/25/33-8/25/33                                          83,158           14,673
  6.50%, 12/25/29-5/25/33                                         73,491            9,055
  7.00%, 3/1/32                                                   29,813            4,349
  8.00%, 4/1/24-6/1/30                                            24,729            4,055
  8.50%, 10/1/25                                                   1,058              165
  9.00%, 11/1/26                                                   1,743              271
  IO PAC
  8.00%, 9/18/27                                                   6,380            1,015
Government National Mortgage Association
  Inv Fl IO
  7.03%, 5/16/31                                                  30,003            3,072
  7.08%, 8/16/31                                                  13,979            1,349
  7.48%, 8/16/29                                                   1,430              162
  Inv Fl IO PAC
  7.28%, 5/16/26                                                  10,970              666
Kidder Peabody Mortgage Assets Trust IO
  9.50%, 4/22/18                                                      11                2
-----------------------------------------------------------------------------------------
                                                                                   97,218
=========================================================================================
FINANCE (9.5%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                               (e)12,745           14,328
American General Corp.
  7.50%, 7/15/25                                                   2,030            2,432
AXA Financial, Inc.
  6.50%, 4/1/08                                                    5,825            6,560
Citigroup, Inc.
  5.625%, 8/27/12                                                  6,275            6,736
  6.00%, 2/21/12                                                   2,620            2,898
  6.625%, 6/15/32                                                  1,250            1,380
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                          $        7,470   $        7,352
EOP Operating LP
  6.763%, 6/15/07                                                  1,555            1,740
  7.50%, 4/19/29                                                   4,960            5,581
Farmers Insurance Exchange
  8.625%, 5/1/24                                               (e)10,055           10,256
Ford Motor Credit Corp.
  7.25%, 10/25/11                                               (c)4,020            4,195
  7.375%, 10/28/09                                                 6,005            6,401
General Electric Capital Corp.
  6.75%, 3/15/32                                                   5,270            5,947
General Motors Acceptance Corp.
  6.875%, 9/15/11                                                 11,750           12,197
  8.00%, 11/1/31                                                   5,365            5,511
Goldman Sachs Group, Inc.
  6.125%, 2/15/33                                                  2,685            2,728
  6.875%, 1/15/11                                                  8,195            9,423
Hartford Financial Services Group, Inc.
  7.90%, 6/15/10                                                      35               42
Hartford Life, Inc.
  7.375%, 3/1/31                                                  10,200           11,966
Household Finance Corp.
  5.875%, 2/1/09                                                   9,045            9,918
  6.40%, 6/17/08                                                   3,555            3,990
iStar Financial, Inc.
  7.00%, 3/15/08                                                   1,975            2,054
  8.75%, 8/15/08                                                     917            1,027
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                                   7,595            8,370
  6.625%, 3/15/12                                               (c)3,000            3,379
John Hancock Financial Services, Inc.
  7.375%, 2/15/24                                               (e)8,230            9,199
MBNA America Bank
  7.125%, 11/15/12                                                 1,240            1,422
MBNA Corp.
  6.125%, 3/1/13                                                   5,880            6,286
Metropolitan Life Insurance Co.
  7.45%, 11/1/23                                               (e)15,445           16,061
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                               (e)16,000           16,713
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                                  4,380            4,676
Prime Property Funding II
  7.00%, 8/15/04                                                (e)9,465            9,880
Prudential Holdings LLC
  7.245%, 12/18/23                                             (e)19,955           22,232
  8.695%, 12/18/23                                              (e)8,850           10,864
Simon Property Group LP
  6.375%, 11/15/07                                                 3,960            4,405
Vornado Realty Trust
  5.625%, 6/15/07                                                  3,150            3,361
Washington Mutual, Inc.
  8.25%, 4/1/10                                                    3,980            4,846

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
FINANCE (CONT'D)
World Financial Properties
  6.91%, 9/1/13                                            $   (e)10,136   $       11,318
  6.95%, 9/1/13                                                 (e)9,699           10,849
-----------------------------------------------------------------------------------------
                                                                                  278,523
=========================================================================================
INDUSTRIALS (15.2%)
Abitibi-Consolidated, Inc.
  8.55%, 8/1/10                                                    4,485            4,897
  8.85%, 8/1/30                                                    4,608            4,808
Aetna, Inc.
  7.875%, 3/1/11                                                   7,355            8,787
Albertson's, Inc.
  7.45%, 8/1/29                                                    1,225            1,381
  7.50%, 2/15/11                                                (c)4,170            4,857
Allied Waste North America
  8.50%, 12/1/08                                                (c)1,940            2,095
Altria Group, Inc.
  7.75%, 1/15/27                                                   3,645            3,806
Amerada Hess Corp.
  7.875%, 10/1/29                                                  6,445            7,337
Anthem Insurance Cos., Inc.
  9.00%, 4/1/27                                                 (e)6,770            8,807
AOL Time Warner, Inc.
  7.625%, 4/15/31                                                  1,512            1,719
Arrow Electronics, Inc.
  6.875%, 7/1/13-6/1/18                                            4,525            4,532
ArvinMeritor, Inc.
  6.625%, 6/15/07                                               (c)2,130            2,098
  8.75%, 3/1/12                                                 (c)2,275            2,383
AT&T Corp.
  7.30%, 11/15/11                                                    575              665
  8.50%, 11/15/31                                                  5,685            6,731
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                    4,870            6,023
BAT International Finance plc
  4.875%, 2/25/09                                                  4,480            5,290
Boeing Capital Corp.
  5.80%, 1/15/13                                                (c)2,600            2,718
  6.10%, 3/1/11                                                    3,305            3,556
Boeing Co. (The)
  6.625%, 2/15/38                                                  1,375            1,414
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                  9,115            9,393
Cendant Corp.
  7.375%, 1/15/13                                               (c)3,925            4,525
Cigna Corp.
  6.375%, 10/15/11                                                 1,600            1,724
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                   2,565            3,041
Comcast Corp.
  5.30%, 1/15/14                                                   7,845            7,919
  6.50%, 1/15/15                                                   3,675            4,049
Conoco, Inc.
  6.95%, 4/15/29                                                   5,407            6,230
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                            $       2,275   $        2,668
Continental Airlines, Inc.
  6.545%, 2/2/19                                                   3,346            3,276
  6.648%, 3/15/19                                                  7,927            7,561
  7.461%, 10/1/16                                                  1,372            1,308
D.R. Horton, Inc.
  6.875%, 5/1/13                                                   3,475            3,492
DaimlerChrysler N.A. Holding Corp.
  8.00%, 6/15/10                                                (c)1,155            1,346
  8.50%, 1/18/31                                                   3,670            4,290
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                   5,010            6,355
Devon Financing Corp. ULC
  6.875%, 9/30/11                                                  1,095            1,257
Echostar DBS Corp.
  6.375%, 10/1/11                                               (e)3,825            3,825
  9.375%, 2/1/09                                                   4,600            4,905
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                 (e)2,965            2,850
  7.125%, 10/15/09                                                 1,125            1,176
Federated Department Stores, Inc.
  6.90%, 4/1/29                                                    1,840            2,019
  7.00%, 2/15/28                                                   2,070            2,293
FMC Corp.
  10.25%, 11/1/09                                               (c)1,055            1,203
Ford Motor Co.
  6.625%, 10/1/28                                                 17,670           14,894
  7.45%, 7/16/31                                                   1,225            1,130
France Telecom S.A.
  7.00%, 12/23/09                                                  3,160            4,230
Gap, Inc. (The)
  10.55%, 12/15/08                                                 2,560            3,078
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                (c)2,385            2,436
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                            (b)(d)18,080                2
Goodrich Corp.
  7.625%, 12/15/12                                              (c)1,945            2,242
GTE Corp.
  6.94%, 4/15/28                                                   8,355            8,978
Harrah's Operating Co., Inc.
  8.00%, 2/1/11                                                    5,970            7,071
HCA, Inc.
  6.30%, 10/1/12                                                (c)3,525            3,593
  7.19%, 11/15/15                                                  4,655            4,945
  7.58%, 9/15/25                                                      45               46
  9.00%, 12/15/14                                                  2,575            3,085
Health Net, Inc.
  8.375%, 4/15/11                                                  6,390            7,713
Hertz Corp.
  7.625%, 8/15/07                                                     30               33
Hilton Hotels Corp.
  7.625%, 12/1/12                                                  5,825            6,364

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Honeywell International, Inc.
  6.125%, 11/1/11                                         $     (c)3,575   $        3,998
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                                (e)3,100            3,225
Hyatt Equities LLC
  6.875%, 6/15/07                                               (e)5,505            5,820
Inco Ltd.
  7.20%, 9/15/32                                                   4,440            4,849
  7.75%, 5/15/12                                                   2,800            3,314
International Paper Co.
  5.30%, 4/1/15                                                    1,652            1,644
  5.85%, 10/30/12                                                  2,545            2,709
Iron Mountain, Inc.
  6.625%, 1/1/16                                                   1,350            1,279
  7.75%, 1/15/15                                                   3,616            3,733
Kennametal, Inc.
  7.20%, 6/15/12                                                   4,115            4,448
Kerr McGee Corp.
  5.875%, 9/15/06                                                  1,315            1,426
  6.875%, 9/15/11                                               (c)1,650            1,871
Key Energy Services, Inc.
  6.375%, 5/1/13                                                   1,805            1,800
Kraft Foods, Inc.
  5.625%, 11/1/11                                                  1,135            1,196
  6.25%, 6/1/12                                                    2,830            3,103
Kroger Co.
  6.80%, 4/1/11                                                 (c)2,115            2,418
  7.50%, 4/1/31                                                    2,005            2,365
Liberty Media Corp.
  5.70%, 5/15/13                                                (c)3,060            3,055
Lockheed Martin Corp.
  7.75%, 5/1/26                                                    2,285            2,794
Marathon Oil Corp.
  6.80%, 3/15/32                                                   3,200            3,482
MeadWestvaco Corp.
  6.85%, 4/1/12                                                    2,940            3,312
Medco Health Solutions, Inc.
  7.25%, 8/15/13                                                   1,010            1,076
MGM Mirage, Inc.
  8.50%, 9/15/10                                                   6,490            7,301
Miller Brewing Co.
  4.25%, 8/15/08                                                (e)4,000            4,110
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                   3,005            3,417
News America Holdings, Inc.
  7.28%, 6/30/28                                                (c)3,855            4,330
  7.75%, 2/1/24                                                    3,156            3,693
Olivetti Finance N.V
  5.875%, 1/24/08                                                  2,640            3,302
Omnicare, Inc.
  6.125%, 6/1/13                                                   1,390            1,362
Owens-Brockway Glass Containers
  7.75%, 5/15/11                                          $        3,255   $        3,369
  8.75%, 11/15/12                                               (c)1,995            2,140
Packaging Corp. of America
  5.75%, 8/1/13                                                 (e)2,200            2,234
Pemex Project Funding Master Trust
  8.00%, 11/15/11                                                    900            1,017
  8.625%, 2/1/22                                                (c)9,675           10,788
  9.125%, 10/13/10                                              (c)4,800            5,748
Petro Canada
  4.00%, 7/15/13                                                   1,065            1,001
  5.35%, 7/15/33                                                   2,410            2,198
Pulte Homes, Inc.
  6.375%, 5/15/33                                                  1,535            1,473
  7.875%, 8/1/11                                                (c)2,390            2,828
Raytheon Co.
  8.30%, 3/1/10                                                 (c)2,485            3,041
Sappi Papier Holding AG
  6.75%, 6/15/12                                                (e)2,355            2,609
Sealed Air Corp.
  5.625%, 7/15/13                                            (c)(e)3,365            3,409
Smithfield Foods, Inc.
  7.75%, 5/15/13                                               (c)(e)670              719
  8.00%, 10/15/09                                               (c)4,630            5,047
Sprint Capital Corp.
  8.375%, 3/15/12                                               (c)2,440            2,878
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                                   2,380            2,553
  7.875%, 5/1/12                                                   3,245            3,553
Station Casinos, Inc., Senior Notes
  8.375%, 2/15/08                                                  1,785            1,926
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                               (e)9,123           10,219
Tenet Healthcare Corp.
  6.875%, 2/15/13                                               (c)8,410            7,611
  7.375%, 2/1/13                                                (c)1,880            1,894
Time Warner, Inc.
  6.625%, 5/15/29                                                  7,390            7,516
Toys R Us, Inc.
  7.375%, 10/15/18                                              (c)2,985            3,063
Tyco International Group S.A.
  5.80%, 8/1/06                                                    1,105            1,146
  6.375%, 10/15/11                                                 2,520            2,599
  6.75%, 2/15/11                                                   1,065            1,124
Verizon New England, Inc.
  6.50%, 9/15/11                                                   2,605            2,933
Waste Management, Inc.
  7.00%, 7/15/28                                                   5,430            5,925
  7.375%, 5/15/29                                                  1,245            1,424
Weyerhaeuser Co.
  6.75%, 3/15/12                                                   5,525            6,146
Xerox Corp.
  7.125%, 6/15/10                                               (c)3,060            3,037
-----------------------------------------------------------------------------------------
                                                                                  444,049
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
MORTGAGE -- OTHER (0.1%)
American Housing Trust
  9.125%, 4/25/21                                         $          993   $        1,040
  9.553%, 9/25/20                                                     73               73
First Federal Savings & Loan Association
  8.75%, 6/1/06                                                       46               46
Household Bank
  7.809%, 7/1/08                                                      19               19
Pelican Homestead Savings Association
  9.355%, 10/1/07                                                 (h)160              160
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                    1,500            1,555
Shearson American Express
  9.625%, 12/1/12                                                     36               36
-----------------------------------------------------------------------------------------
                                                                                    2,929
=========================================================================================
SOVEREIGN (0.3%)
Republic of Colombia
  10.75%, 1/15/13                                                  2,640            2,970
United Mexican States
  8.00%, 9/24/22                                                     905              998
  8.30%, 8/15/31                                                     420              477
  8.375%, 1/14/11                                               (c)4,805            5,718
-----------------------------------------------------------------------------------------
                                                                                   10,163
=========================================================================================
U.S. TREASURY SECURITIES (13.2%)
U.S. Treasury Note
  3.875%, 2/15/13                                              (c)60,000           59,972
U.S. Treasury Strips
  IO
  5.085%, 2/15/20                                             (c)160,475           69,025
  5.146%, 5/15/20                                             (c)173,925           73,376
  5.166%, 8/15/20                                              (c)18,000            7,484
  5.179%, 2/15/21                                              (c)15,500            6,257
  5.185%, 5/15/21                                             (c)164,800           65,332
  5.219%, 11/15/21                                             (c)57,875           22,309
  5.272%, 11/15/22                                             (c)23,100            8,339
  5.284%, 8/15/22                                              (c)18,000            6,585
  PO
  5.163%, 5/15/21                                             (c)115,600           46,143
  5.207%, 11/15/21                                             (c)52,050           20,100
-----------------------------------------------------------------------------------------
                                                                                  384,922
=========================================================================================
UTILITIES (2.5%)
Appalachian Power Co.
  5.95%, 5/15/33                                                   2,915            2,784
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                                  1,060              970
  5.40%, 6/15/33                                                     775              712
  5.70%, 9/15/12                                                   3,320            3,528
Columbus Southern Power Co.
  6.60%, 3/1/33                                                 (e)3,265            3,494
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                   3,800            4,237
Consumer's Energy Co.
  4.00%, 5/15/10                                             (c)(e)2,185            2,106
  4.80%, 2/17/09                                                (e)2,300            2,359
  5.375%, 4/15/13                                         $    (c)(e)955   $          956
Detroit Edison Co.
  6.125%, 10/1/10                                                     90              100
  6.35%, 10/15/32                                                  2,920            3,127
Exelon Corp.
  6.75%, 5/1/11                                                    2,175            2,461
FirstEnergy Corp.
  6.45%, 11/15/11                                               (c)3,865            4,033
  7.375%, 11/15/31                                                   975              998
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                                 (e)2,645            2,632
  8.50%, 6/1/10                                                    3,925            4,229
Mobile Energy Services LLC
  8.665%, 1/1/17                                                (b)9,962              697
Monongahela Power Co.
  5.00%, 10/1/06                                                   2,220            2,226
Nisource Finance Corp.
  7.625%, 11/15/05                                                 2,720            3,008
Ohio Edison Co.
  5.45%, 5/1/15                                                 (e)3,265            3,186
PSEG Energy Holdings, Inc.
  8.625%, 2/15/08                                               (c)4,160            4,233
  9.125%, 2/10/04                                               (c)6,780            6,848
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                               (e)5,210            6,096
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                   2,240            2,482
TXU Energy Co.
  7.00%, 3/15/13                                                (e)2,130            2,315
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                  1,110            1,100
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                    1,410            1,451
-----------------------------------------------------------------------------------------
                                                                                   72,368
=========================================================================================
  TOTAL FIXED INCOME SECURITIES
    (COST $3,786,801)                                                           3,834,977
=========================================================================================

                                                                  SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCK (1.2%)
MORTGAGES -- OTHER (1.2%)
Home Ownership Funding Corp.
  13.331% (COST $31,696)                                       (e)64,625           34,564
-----------------------------------------------------------------------------------------

                                                                    FACE
                                                                  AMOUNT
                                                                   (000)
-----------------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05;
  monthly payments equal to 1% per annum
  of the outstanding notional balance indexed
  to GNMA ARM pools
  (COST $6,549)                                           $       24,915              250
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                    FACE
                                                                  AMOUNT            VALUE
                                                                   (000)            (000)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (15.1%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
  ON LOANED SECURITIES (7.5%)
American Express Credit
  1.13%, 5/17/04                                          $     (h)3,058   $        3,058
Beta Finance, Ltd.
  1.08%, 6/16/04                                               (h)14,254           14,254
CC USA, Inc.
  1.09%, 2/6/04                                                 (h)5,092            5,092
Citibank Credit Card
  1.14%, 11/7/03                                                   5,500            5,500
Deutsche Bank London
  1.07%, 10/27/03                                                 10,184           10,184
Dorada Finance, Inc.
  1.09%, 2/5/04                                                 (h)5,092            5,092
Federal Home Loan Mortgage Association
  1.10%, 12/30/03                                                 10,138           10,138
Federal National Mortgage Association
  1.07%, 1/29/04                                               (h)30,549           30,549
Grampian Funding LLC
  1.07%, 11/24/03                                                  5,692            5,692
International Credit Card Funding No.1 Ltd.
  1.12%, 3/19/04                                               (h)11,818           11,818
Links Finance LLC
  1.08%, 6/16/04                                                (h)5,091            5,091
  1.09%, 5/24/04                                                (h)8,145            8,145
Macquarie Ltd.
  1.21%, 6/24/04                                                (h)4,483            4,483
Sears Credit Account Master Trust
  1.15%, 10/15/04                                               (h)8,159            8,159
SWIFT
  1.12%, 1/15/04-3/15/04                                       (h)13,794           13,794
Target Credit Card Master Trust
  1.15%, 7/26/04                                                (h)8,050            8,050
UBS Securities LLC
  1.11%, 10/1/03                                                  59,657           59,657
Westdeutsche Landesbank N.Y
  1.05%, 11/17/03                                              (h)10,184           10,184
-----------------------------------------------------------------------------------------
                                                                                  218,940
=========================================================================================
DISCOUNT NOTES (4.1%)
Federal Home Loan Bank
  1.02%, 11/25/03                                                 17,000           16,974
  1.04%, 11/26/03                                                 19,800           19,770
Federal Home Loan Mortgage Corporation
  1.07%, 12/15/03                                                 45,000           44,903
Federal National Mortgage Association
  1.06%, 12/10/03                                                 22,000           21,956
  1.07%, 11/26/03                                                 18,300           18,271
-----------------------------------------------------------------------------------------
                                                                                  121,874
=========================================================================================
REPURCHASE AGREEMENT (3.0%)
J.P. Morgan Securities, Inc.
  0.80%, dated 9/30/03, due 10/1/03                       $    (f)87,741   $       87,741
-----------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.5%)
U.S. Treasury Bills
  0.94%, 1/15/04                                                (j)2,100            2,094
  1.00%, 3/25/04                                               (j)12,300           12,240
-----------------------------------------------------------------------------------------
                                                                                   14,334
=========================================================================================
  TOTAL SHORT-TERM INVESTMENTS
    (COST $442,881)                                                               442,889
=========================================================================================
TOTAL INVESTMENTS (147.4%) (COST $4,267,927) --
  INCLUDING $307,633 OF SECURITIES LOANED                                       4,312,680
-----------------------------------------------------------------------------------------

                                                                  AMOUNT
                                                                   (000)
-----------------------------------------------------------------------------------------
OTHER ASSETS (18.0%)
  Receivable for Forward Commitments                             394,589
  Receivable for Investments Sold                                 62,031
  Due from Broker                                                 42,515
  Interest Receivable                                             24,919
  Receivable for Portfolio Shares Sold                             1,816
  Other                                                              134          526,004
-----------------------------------------------------------------------------------------
LIABILITIES (-65.4%)
  Payable for Forward Commitments                             (1,575,461)
  Collateral for Securities Loaned, at Value                    (218,940)
  Payable for Portfolio Shares Redeemed                          (50,385)
  Net Unrealized Depreciation on Swap
    Agreements                                                   (35,732)
  Payable for Investments Purchased                              (14,833)
  Interest Payable for Swap Agreements                           (11,636)
  Payable for Investment Advisory Fees                            (2,975)
  Bank Overdraft Payable                                          (1,011)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                     (634)
  Payable for Trustees' Fees and Expenses                           (278)
  Payable for Administrative Fees                                   (237)
  Payable for Custodian Fees                                         (19)
  Payable for Distribution Fees -- Adviser
    Class                                                            (44)
  Payable for Shareholder Servicing Fees
    -- Investment Class                                              (14)
  Other Liabilities                                                 (263)      (1,912,462)
-----------------------------------------------------------------------------------------
NET ASSETS (100%)                                                          $    2,926,222
=========================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                   AMOUNT
                                                                                    (000)
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                            $    2,964,491
Undistributed (Distributions in Excess of) Net Investment Income                   40,282
Accumulated Net Realized Gain (Loss)                                              (93,052)
Unrealized Appreciation (Depreciation) on:
  Investments Securities                                                           44,753
  Foreign Currency Exchange Contracts and Translations                               (630)
  Futures Contracts                                                                 6,110
  Swap Agreements                                                                 (35,732)
-----------------------------------------------------------------------------------------
NET ASSETS                                                                 $    2,926,222
=========================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                 $    2,600,453
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 222,053,175 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                          $        11.71
=========================================================================================
INVESTMENT CLASS:
NET ASSETS                                                                 $      114,509
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 9,781,886 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                          $        11.71
=========================================================================================
ADVISER CLASS:
NET ASSETS                                                                 $      211,260
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 18,054,138 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                          $        11.70
=========================================================================================

(b)     Issuer is in default.
(c)     All or a portion of security on loan at September 30, 2003.
(d) Security was valued at fair value -- At September 30, 2003, the Portfolio held $2,000 of fair valued securities, representing 0.00% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)     Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO      Interest Only
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     To be announced

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                     NET
 CURRENCY                                  IN                    UNREALIZED
    TO                                  EXCHANGE                 APPRECIATION
 DELIVER        VALUE     SETTLEMENT       FOR        VALUE     (DEPRECIATION)
  (000)         (000)        DATE         (000)      (000)          (000)
--------------------------------------------------------------------------------
EUR  4,638   $    5,407    10/24/03    US$  5,146   $   5,145   $        (262)
EUR  6,596        7,690    10/24/03    US$  7,318       7,318            (372)
             ----------                             ---------   -------------
             $   13,097                             $  12,463   $        (634)
             ==========                             =========   =============

EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                             NET
                                                                          UNREALIZED
                             NUMBER                                      APPRECIATION
                               OF           VALUE        EXPIRATION     (DEPRECIATION)
                            CONTRACTS       (000)           DATE            (000)
--------------------------------------------------------------------------------------
LONG:

U.S. Treasury
   10 yr. Note                   2,090   $    239,566       Dec - 03   $         8,646

U.S. Treasury
   Long Bond                     2,375        266,371       Dec - 03            14,947

SHORT:

Euro - Dollar                      148         36,580       Dec - 03              (625)
   Short Bond

U.S. Treasury
   2 yr. Note                       25          5,390       Dec - 03               (74)

U.S. Treasury
   5 yr. Note                    5,722        649,268       Dec - 03           (16,057)

Euro - Dollar
   Short Bond                      148         36,569       Mar - 04              (727)
                                                                       ---------------
                                                                       $         6,110
                                                                       ===============

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class Shares had a total return of 5.00% compared to 5.49% for the Citigroup Broad Investment Grade Index ("the Index").

FACTORS AFFECTING PERFORMANCE

U.S. market rates and yield spreads were quite volatile during the one-year period. U.S. Treasury securities yields declined sharply through mid-June 2003 before rising over the balance of the period. Most corporate bond yield spreads fell during the fiscal year; mortgage spreads experienced little net change despite a significant degree of interim volatility.

The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period. The Portfolio's investment-grade credit requirements also limited its ability to benefit from the sharp decline in corporate yield spreads. On the other hand, an emphasis on higher-coupon mortgage securities had a favorable effect on relative performance during the fiscal year.

The Portfolio's underweight in Agency debentures and opportunistic holdings of non-dollar issues did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

The Portfolio maintained an Index-like exposure to corporate bond yield spread changes. Insurance issues continued to offer the most value and comprise a material part of the corporate credit allocation; to a lesser extent, we also emphasized issues in the paper and auto-related areas. Banking and other higher-quality issuers remained rich, thereby justifying an underweight in these sectors.

Consistent with the view that most high-quality non-Treasury sectors did not offer sufficient value, the Portfolio also maintained a large underweight in Agency debentures.

Higher-coupon mortgages continued to offer the best relative value in the mortgage sector, and represented the bulk of the Portfolio's overweight in this area. Prices and yields of these securities continued to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

With Treasury yields still at or near levels that assume a very pessimistic economic growth forecast, we believed that a defensive, below-Index interest-rate sensitivity (IRS) posture was warranted to preserve capital. The bulk of the underweight was in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast.

Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprised less than 1% of the Portfolio, and remained currency-hedged to the U.S. dollar.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                                                  FISCAL YEAR ENDED SEPTEMBER 30
          INVESTMENT GRADE FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS    CITIGROUP BROAD INVESTMENT GRADE INDEX
93                                                          5000000                                   5000000
94                                                          4762100                                   4840200
95                                                          5434750                                   5520500
96                                                          5767530                                   5793090
97                                                          6377720                                   6356080
98                                                          6966530                                   7084970
99                                                          6926600                                   7065780
 0                                                          7375130                                   7554230
 1                                                          8366850                                   8539210
 2                                                          9030200                                   9255810
 3                                                          9481500                                   9763500


* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary based upon the different inception date and fees assessed to that class.

PERFORMANCE COMPARED TO THE CITIGROUP BROAD
INVESTMENT GRADE INDEX(1)

                                                TOTAL RETURNS(2)
                                       -------------------------------------
                                                      AVERAGE ANNUAL
                                              ------------------------------
                                        ONE     FIVE      TEN         SINCE
                                       YEAR    YEARS    YEARS     INCEPTION
----------------------------------------------------------------------------
Portfolio -- Institutional Class(3)    5.00%    6.36%    6.61%         8.58%
Index -- Institutional Class           5.49     6.62     6.92          8.30
Portfolio -- Adviser Class(4)          4.87       --       --          6.86
Index -- Adviser Class                 5.49       --       --          8.76

(1) The Citigroup Broad Investment Grade Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on August 31, 1990.
(4) Commenced offering on May 20, 2002.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
FIXED INCOME SECURITIES (124.3%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.5%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 2/20/25-1/20/28                   $      6,278   $      6,429
  5.625%, 11/20/25-12/20/27                        1,970          2,051
  5.75%, 7/20/25                                     134            136
-----------------------------------------------------------------------
                                                                  8,616
=======================================================================
AGENCY FIXED RATE MORTGAGES (74.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  8.25%, 10/1/06                                       8              9
  10.00%, 9/1/17-11/1/20                             198            221
  10.25%, 7/1/09                                      35             38
  11.00%, 1/1/16                                      56             62
  11.25%, 11/1/10-12/1/14                             85             95
  13.00%, 9/1/10                                       2              2
Gold Pools:
  6.00%, 2/1/32-4/1/32                               362            374
  6.50%, 10/1/17-4/1/33                           44,022         45,970
  7.00%, 2/1/26                                      110            116
  7.50%, 1/1/31-6/1/32                             6,084          6,508
  8.00%, 11/1/29-10/1/31                           4,210          4,531
  8.50%, 12/1/30                                     649            698
  10.00%, 10/1/19-1/1/21                             252            283
  10.50%, 3/1/16                                     162            179
October TBA
  5.00%, 10/15/18                               (i)5,750          5,887
  6.00%, 10/15/31                               (i)2,750          2,841
  6.50%, 10/15/49                              (i)52,450         54,761
  7.50%, 10/15/31                               (i)9,200          9,833
November TBA
  6.00%, 11/15/31                               (i)9,100          9,376
Federal National Mortgage Association,
 Conventional Pools:
  6.00%, 10/1/31-12/1/31                             385            398
  6.50%, 10/1/31-2/1/32                              689            718
  7.00%, 10/1/28-12/1/32                          52,291         55,328
  7.50%, 1/1/28-8/1/32                            21,650         23,108
  8.00%, 3/1/07-6/1/32                            20,336         19,151
  8.50%, 4/1/30-9/1/32                            13,526         14,581
  9.00%, 2/1/17                                      227            253
  9.50%, 5/1/28                                      455            507
  10.00%, 3/1/20-6/1/28                              500            560
  10.50%, 12/1/17-10/1/18                            154            173
  11.00%, 4/1/21                                     388            437
  11.25%, 8/1/13                                      60             69
  11.50%, 1/1/17-11/1/19                             111            126
October TBA
  4.50%, 10/25/18                              (i)10,900         10,989
  5.00%, 10/25/18-10/25/33                     (i)42,550         42,803
  5.50%, 10/25/18-10/25/33                     (i)36,100         37,023
  6.00%, 10/25/33                              (i)26,850         27,706
  7.00%, 10/25/33                               (i)4,450          4,703
November TBA
  5.50%, 11/25/33                           $  (i)26,750   $     27,193
  6.50%, 11/25/33                               (i)8,200          8,536
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                    592            655
  9.50%, 12/15/17-9/15/22                          2,185          2,424
  10.00%, 11/15/09-2/15/25                         3,217          3,624
  10.50%, 3/15/19                                      7              8
  11.00%, 2/15/10-2/15/16                            241            275
  11.50%, 1/20/18                                      5              5
-----------------------------------------------------------------------
                                                                423,137
=======================================================================
ASSET BACKED CORPORATES (5.7%)
Chase Credit Card Master Trust
  5.50%, 11/17/08                                  1,045          1,136
Chase Funding Mortgage Loan
  2.005%, 2/25/17                                  2,833          2,838
  2.811%, 6/25/16                                    673            673
Chase Manhattan Auto Owner Trust
  2.70%, 1/18/05                                     457            458
Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                  1,805          1,983
  7.45%, 9/15/07                                   1,340          1,465
Citifinancial Mortgage Securities, Inc.
  1.94%, 1/25/33                                (g)1,557          1,560
DaimlerChrysler Auto Trust
  2.90%, 12/6/04                                     524            525
  6.11%, 11/8/04                                     139            139
Federal Home Loan Mortgage Corporation
  4.75%, 2/25/42                                       2              2
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                   2,533          2,536
  5.12%, 10/15/04                                    583            585
Harley-Davidson Motorcycle Trust
  1.56%, 5/15/07                                   2,026          2,028
Honda Auto Receivables Owner Trust
  1.46%, 9/19/05                                   3,425          3,426
  1.66%, 6/15/05                                   2,415          2,418
  2.91%, 9/15/04                                     126            126
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                     219            220
MBNA Master Credit Card Trust
  5.90%, 8/15/11                                     940          1,050
  7.80%, 10/15/12                                  2,715          3,291
Merrill Lynch Mortgage Investors, Inc.
  6.22%, 2/15/30                                     477            483
Nissan Auto Receivables Owner Trust
  3.07%, 8/16/04                                      44             44
  4.80%, 2/15/07                                   1,425          1,475
Peco Energy Transition Trust
  6.05%, 3/1/09                                    1,250          1,375
Whole Auto Loan Trust
  1.88%, 6/15/05                                   2,683          2,688
-----------------------------------------------------------------------
                                                                 32,524
=======================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
 AGENCY COLLATERAL SERIES (2.6%)
Federal Home Loan Mortgage Corporation
 Inv Fl IO
  1.50%, 6/17/27                            $      1,796   $         55
  6.88%, 3/15/32                                   2,783            230
  7.98%, 4/15/25                                     359              8
  23.888%, 3/15/24                                 2,227            668
  IO
  6.00%, 5/1/31                                    4,401            506
  6.50%, 4/1/28-5/15/33                            3,631          1,061
  8.00%, 1/1/28-7/1/31                             5,356            148
  REMIC PAC
 10.00%, 6/15/20                                      60             60
Federal National Mortgage Association
  2.115%, 10/25/42                                 2,435          2,433
  2.25%, 7/25/42                                   2,076          2,076
  4.50%, 5/25/42                                     502            502
  4.75%, 2/25/17                                      63             63
  Inv Fl IO
  6.98%, 12/25/29                                  1,827            101
  7.08%, 10/25/28                                  2,069            182
  7.375%, 5/18/27                                  3,110            303
  7.43%, 10/25/30                                  1,044             90
  IO
  6.00%, 11/25/32-8/25/33                         18,218          3,148
  6.50%, 5/25/33                                  10,053          1,307
  7.00%, 4/25/33                                   4,097            569
  7.50%, 11/1/29                                   1,366            204
  8.00%, 4/1/24-6/1/30                             1,293            212
  9.00%, 11/1/26                                     332             52
Government National Mortgage Association
  IO
  5.50%, 3/20/33                                   4,176            493
  Inv Fl IO
  7.48%, 8/16/29                                   2,621            280
-----------------------------------------------------------------------
                                                                 14,751
=======================================================================
FINANCE (9.1%)
AIG SunAmerica Global Financing IX
  6.90%, 3/15/32                                (e)1,175          1,356
American General Corp.
  7.50%, 7/15/25                                     545            653
American General Finance Corp.
  4.625%, 9/1/10                                     915            938
AXA Financial, Inc.
  6.50%, 4/1/08                                      760            856
BancWest Corp.
  6.93%, 12/1/03                                   1,650          1,665
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                      285            308
Bank One Corp.
  6.00%, 2/17/09                                   1,350          1,503
CIT Group, Inc.
  2.875%, 9/29/06                                    590            593
Citicorp
  6.375%, 11/15/08                          $        705   $        795
  6.75%, 8/15/05                                     640            699
Citigroup, Inc.
  5.625%, 8/27/12                                  1,030          1,106
  6.00%, 2/21/12                                     195            216
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                   1,150          1,132
EOP Operating LP
  7.50%, 4/19/29                                   1,365          1,536
Farmers Exchange Capital
  7.05%, 7/15/28                                (e)1,185          1,109
Farmers Insurance Exchange
  8.625%, 5/1/24                                  (e)975            994
FleetBoston Financial Corp.
  7.25%, 9/15/05                                   1,145          1,264
Ford Motor Credit Corp.
  7.25%, 10/25/11                               (c)1,700          1,774
General Electric Capital Corp.
  6.75%, 3/15/32                                   1,535          1,732
General Motors Acceptance Corp.
  6.875%, 9/15/11                                  1,885          1,957
  8.00%, 11/1/31                                   1,280          1,315
Goldman Sachs Group, Inc.
  6.125%, 2/15/33                                    580            589
  6.60%, 1/15/12                                     730            826
  6.875%, 1/15/11                                    700            805
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                     170            170
  7.75%, 6/15/05                                     475            522
  7.90%, 6/15/10                                     175            211
Hartford Life, Inc.
  7.65%, 6/15/27                                     970          1,158
Household Finance Corp.
  6.375%, 10/15/11                                   538            598
  6.40%, 6/17/08                                     465            522
  6.75%, 5/15/11                                     365            416
International Lease Finance Corp.
  3.75%, 8/1/07                                   (c)500            519
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                     940          1,036
John Hancock Financial Services, Inc.
  7.375%, 2/15/24                               (e)1,470          1,643
MBNA America Bank
  7.125%, 11/15/12                                   265            304
MBNA Corp.
  6.125%, 3/1/13                                (c)1,165          1,245
Metropolitan Life Insurance Co.
  7.45%, 11/1/23                                  (e)625            650
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                (e)1,465          1,530
  8.25%, 12/1/31                               (c)(e)745            888
Prime Property Funding II
  7.00%, 8/15/04                                (e)1,380          1,440

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
FINANCE (CONT'D)
Prudential Holdings LLC
  7.245%, 12/18/23                          $   (e)3,125   $      3,482
  8.695%, 12/18/23                              (e)1,675          2,056
Simon Property Group LP
  6.35%, 8/28/12                                     120            131
  6.375%, 11/15/07                                   630            701
SLM Corp.
  5.00%, 10/1/13                                     865            874
Vornado Realty Trust
  5.625%, 6/15/07                                    530            566
Washington Mutual Bank FA
  5.50%, 1/15/13                                     170            178
Washington Mutual, Inc.
  8.25%, 4/1/10                                      510            621
World Financial Properties
  6.91%, 9/1/13                                 (e)4,197          4,686
-----------------------------------------------------------------------
                                                                 51,868
=======================================================================
INDUSTRIALS (10.2%)
Aetna, Inc.
  7.875%, 3/1/11                                   1,475          1,762
Albertson's, Inc.
  7.50%, 2/15/11                                (c)1,005          1,171
Altria Group, Inc.
  7.75%, 1/15/27                                     635            663
Amerada Hess Corp.
  7.875%, 10/1/29                                  1,085          1,235
America West Airlines, Inc.
  7.10%, 10/2/22                                   1,253          1,296
Anthem Insurance Cos., Inc.
  9.00%, 4/1/27                                 (e)1,095          1,425
  9.125%, 4/1/10                                  (e)250            315
AOL Time Warner, Inc.
  7.70%, 5/1/32                                   (c)465            534
AT&T Corp.
  8.50%, 11/15/31                                    795            941
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                      720            891
BAT International Finance plc
  4.875%, 2/25/09                                    745            880
BHP Finance USA Ltd.
  4.80%, 4/15/13                                     520            530
Boeing Capital Corp.
  6.10%, 3/1/11                                      485            522
  6.50%, 2/15/12                                  (c)165            181
Boeing Co. (The)
  6.625%, 2/15/38                                    640            658
Cendant Corp.
  7.375%, 1/15/13                                 (c)780            899
Centex Corp.
  7.875%, 2/1/11                                     465            550
CIGNA Corp.
  7.00%, 1/15/11                                     640            711
Clear Channel Communications, Inc.
  7.65%, 9/15/10                            $        660   $        782
Comcast Cable Communications
  6.75%, 1/30/11                                     320            361
Comcast Corp.
  6.50%, 1/15/15                                   1,185          1,306
Conoco, Inc.
  6.95%, 4/15/29                                   1,310          1,509
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                      535            627
Continental Airlines, Inc.
  6.545%, 2/2/19                                  (c)356            348
  6.648%, 3/15/19                                    594            566
  6.90%, 1/2/18                                      657            635
Cooper Industries, Inc.
  5.25%, 7/1/07                                      770            829
CVS Corp.
  5.625%, 3/15/06                                    860            933
  6.204%, 10/10/25                                (e)245            262
DaimlerChrysler N.A. Holding Corp.
  7.75%, 1/18/11                                     440            503
  8.50%, 1/18/31                                     545            637
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                     830          1,053
Devon Financing Corp. ULC
  6.875%, 9/30/11                                    155            178
Electronic Data Systems Corp.
  6.00%, 8/1/13                                   (e)475            457
  7.125%, 10/15/09                                   315            329
Federated Department Stores, Inc.
  6.625%, 9/1/08                                     225            256
  6.90%, 4/1/29                                      140            154
  7.90%, 5/1/46                                      370            414
  8.50%, 6/1/10                                       65             82
Ford Motor Co.
  6.375%, 2/1/29                                   1,230          1,002
  6.625%, 10/1/28                                  1,105            931
France Telecom S.A.
  7.00%, 12/23/09                                    450            602
General Motors Acceptance Corp.
  4.50%, 7/15/06                                  (c)430            439
Goodrich Corp.
  7.625%, 12/15/12                                (c)310            357
GTE Corp.
  6.94%, 4/15/28                                   1,515          1,628
Honeywell International, Inc.
  6.125%, 11/1/11                                 (c)870            973
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                               (c)(e)565            588
Hyatt Equities LLC
  6.875%, 6/15/07                                 (e)680            719
Inco Ltd.
  7.20%, 9/15/32                                     875            956
  7.75%, 5/15/12                                     300            355

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
INDUSTRIALS (CONT'D)
International Paper Co.
  5.30%, 4/1/15                             $        500   $        497
  5.85%, 10/30/12                                    550            585
Kerr McGee Corp.
  5.875%, 9/15/06                                    190            206
  6.875%, 9/15/11                                 (c)250            283
Kraft Foods, Inc.
  5.625%, 11/1/11                                    175            184
  6.25%, 6/1/12                                      495            543
Kroger Co.
  7.50%, 4/1/31                                      125            147
  7.70%, 6/1/29                                      120            143
  8.00%, 9/15/29                                     465            571
Lockheed Martin Corp.
  7.75%, 5/1/26                                      470            575
Lowe's Cos., Inc.
  6.875%, 2/15/28                                    480            548
Marathon Oil Corp.
  6.80%, 3/15/32                                     595            647
Marriott International, Inc.
  7.00%, 1/15/08                                (h)1,270          1,439
May Department Stores Co.
  6.70%, 9/15/28                                   1,325          1,402
  7.875%, 3/1/30                                     225            270
MeadWestvaco Corp.
  6.85%, 4/1/12                                      515            580
Miller Brewing Co.
  4.25%, 8/15/08                                  (e)660            678
Mohawk Industries, Inc.
  7.20%, 4/15/12                                     355            404
News America Holdings, Inc.
  7.75%, 2/1/24                                      565            661
  8.875%, 4/26/23                                    470            604
News America, Inc.
  7.30%, 4/30/28                                     160            180
Olivetti Finance N.V.
  5.875%, 1/24/08                                    395            494
Pemex Project Funding Master Trust
  8.00%, 11/15/11                                    480            542
  8.625%, 2/1/22                                (c)1,030          1,148
  9.125%, 10/13/10                                   185            222
Petro Canada
  4.00%, 7/15/13                                     170            160
  5.35%, 7/15/33                                     395            360
Pulte Homes, Inc.
  6.375%, 5/15/33                                    400            384
Raytheon Co.
  8.30%, 3/1/10                                      460            563
Sappi Papier Holding AG
  6.75%, 6/15/12                                  (e)465            515
Sealed Air Corp.
  5.625%, 7/15/13                              (c)(e)565            572
Southwest Airlines Co.
  5.496%, 11/1/06                           $        520   $        567
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                               (e)1,565          1,754
TCI Communications, Inc.
  7.875%, 2/15/26                                    520            615
Time Warner, Inc.
  6.625%, 5/15/29                                    310            315
Verizon New England, Inc.
  6.50%, 9/15/11                                     610            687
Waste Management, Inc.
  6.875%, 5/15/09                                 (c)560            635
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                 (c)735            812
Weyerhaeuser Co.
  6.75%, 3/15/12                                     970          1,079
-----------------------------------------------------------------------
                                                                 58,506
=======================================================================
MORTGAGE -- OTHER (0.0%)
California Federal Savings & Loan Association
  8.80%, 1/1/14                                        7              7
First Federal Savings & Loan Association
  8.75%, 6/1/06                                       40             40
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                      193            200
-----------------------------------------------------------------------
                                                                    247
=======================================================================
SOVEREIGN (0.5%)
United Mexican States
  8.00%, 9/24/22                                     745            821
  8.30%, 8/15/31                                     670            761
  8.375%, 1/14/11                               (c)1,060          1,262
-----------------------------------------------------------------------
                                                                  2,844
=======================================================================
U.S. TREASURY SECURITIES (19.1%)
U.S. Treasury Bonds
  7.25%, 8/15/22                               (c)10,000         12,952
  8.25%, 8/15/21                               (c)14,060         19,688
  8.75%, 8/15/20                                (c)2,050          3,010
U.S. Treasury Note
  3.50%, 11/15/06                                  6,000          6,269
U.S. Treasury Strips
  IO
  4.379%, 5/15/10                               (c)7,500          5,945
  5.085%, 2/15/20                              (c)35,475         15,259
  5.146%, 5/15/20                              (c)13,200          5,569
  5.166%, 8/15/20                               (c)3,400          1,414
  5.185%, 5/15/21                              (c)52,750         20,912
  5.219%, 11/15/21                             (c)14,350          5,532
  5.272%, 11/15/22                              (c)3,475          1,254
  5.284%, 8/15/22                               (c)3,400          1,244
  PO
  5.163%, 5/15/21                              (c)17,625          7,035
  5.207%, 11/15/21                              (c)8,000          3,089
-----------------------------------------------------------------------
                                                                109,172
=======================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
UTILITIES (1.5%)
Appalachian Power Co.
  5.95%, 5/15/33                            $     (c)440   $        420
Carolina Power & Light Co.
  5.125%, 9/15/13                                    850            871
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                    165            151
  5.40%, 6/15/33                                     225            207
  5.70%, 9/15/12                                     440            468
Columbus Southern Power Co.
  6.60%, 3/1/33                                   (e)205            219
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                     720            803
Detroit Edison Co.
  6.125%, 10/1/10                                    120            133
  6.35%, 10/15/32                                    330            353
Duke Energy Corp.
  4.50%, 4/1/10                                      560            573
Exelon Corp.
  6.75%, 5/1/11                                   (c)500            566
Florida Power & Light Co.
  4.85%, 2/1/13                                      215            220
Ohio Power Co.
  6.60%, 2/15/33                                  (e)325            347
Public Service Electricity & Gas Co.
  5.00%, 1/1/13                                      580            595
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                 (e)890          1,041
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                     265            250
Texas Eastern Transmission LP
  7.00%, 7/15/32                                     320            355
TXU Energy Co.
  7.00%, 3/15/13                                  (e)405            440
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                    165            164
Wisconsin Energy Corp.
  6.20%, 4/1/33                                      215            221
-----------------------------------------------------------------------
                                                                  8,397
=======================================================================
  TOTAL FIXED INCOME SECURITIES
    (COST $695,217)                                             710,062
=======================================================================

                                                  SHARES
-----------------------------------------------------------------------
PREFERRED STOCK (0.7%)
MORTGAGES -- OTHER (0.7%)
Home Ownership Funding Corp.
  13.331% (COST $3,642)                         (e)7,150          3,824

                                                    FACE
                                                  AMOUNT
                                                   (000)
-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS (20.7%)
SHORT-TERM DEBT SECURITIES HELD AS
 COLLATERAL ON LOANED SECURITIES (5.7%)
American Express Credit
  1.13%, 5/17/04                            $     (h)460            460

                                                    FACE
                                                  AMOUNT          VALUE
                                                   (000)          (000)
-----------------------------------------------------------------------
Beta Finance, Ltd.
  1.08%, 6/16/04                            $   (h)2,143   $      2,143
CC USA, Inc.
  1.09%, 2/6/04                                   (h)766            766
Citibank Credit Card
  1.14%, 11/7/03                                     827            827
Deutsche Bank London
  1.07%, 10/27/03                                  1,531          1,531
Dorada Finance, Inc.
  1.09%, 2/5/04                                   (h)765            765
Federal Home Loan Mortgage Corporation
  1.10%, 12/30/03                                  1,524          1,524
Federal National Mortgage Association
  1.07%, 1/29/04                                (h)4,593          4,593
Grampian Funding LLC
  1.07%, 11/24/03                                    856            856
International Credit Card Funding No.1
  Ltd.
    1.12%, 3/19/04                              (h)1,777          1,777
Links Finance LLC
  1.08%, 6/16/04                                  (h)765            765
  1.09%, 5/24/04                                (h)1,225          1,225
Macquarie Ltd.
  1.21%, 6/24/04                                  (h)674            674
Sears Credit Account Master Trust,
  1.15%, 10/15/04                               (h)1,227          1,227
SWIFT,
  1.12%, 1/15/04-3/15/04                        (h)2,074          2,074
Target Credit Card Master Trust
  1.15%, 7/26/04                                (h)1,210          1,210
UBS Securities LLC
  1.11%, 10/1/03                                   8,969          8,969
Westdeutsche Landesbank N.Y.
  1.05%, 1/17/04                                (h)1,531          1,531
-----------------------------------------------------------------------
                                                                 32,917
=======================================================================
DISCOUNT NOTES (13.1%)
Federal Home Loan Bank
  1.04%, 10/17/03-11/26/03                        45,000         44,953
Federal Home Loan Mortgage Corporation
  1.05%, 10/31/03                                 20,000         19,983
Federal National Mortgage Association
  1.06%, 11/19/03                                 10,000          9,987
-----------------------------------------------------------------------
                                                                 74,923
=======================================================================
REPURCHASE AGREEMENT (1.6%)
J.P. Morgan Securities, Inc.
  0.80%, dated 9/30/03, due 10/1/03             (f)9,060          9,060
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
  0.94%, 1/15/04                                  (j)300            299
  1.00%, 3/25/04                                (j)1,350          1,344
-----------------------------------------------------------------------
                                                                  1,643
=======================================================================
  TOTAL SHORT-TERM INVESTMENTS
  (COST $118,538)                                               118,543
=======================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (145.7%)(COST $817,397) --
  INCLUDING $89,360 OF SECURITIES LOANED                        $    832,429
============================================================================

                                                      AMOUNT
                                                       (000)
----------------------------------------------------------------------------
OTHER ASSETS (14.7%)
  Receivable for Forward Commitments            $     68,032
  Receivable for Investments Sold                      6,895
  Due from Broker                                      3,913
  Interest Receivable                                  3,789
  Receivable for Portfolio Shares Sold                 1,062
  Other                                                   25          83,716
----------------------------------------------------------------------------
LIABILITIES (-60.4%)
  Payable for Forward Commitments                   (306,013)
  Collateral on Securities Loaned, at Value          (32,917)
  Net Unrealized Depreciation on Swap
    Agreements                                        (2,441)
  Interest Payable for Swap Agreements                (1,612)
  Payable for Investments Purchased                     (892)
  Payable for Investment Advisory Fees                  (529)
  Bank Overdraft Payable                                (181)
  Payable for Portfolio Shares Redeemed                 (151)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                          (97)
  Payable for Trustees' Fees and Expenses                (46)
  Payable for Administrative Fees                        (44)
  Payable for Custodian Fees                              (4)
  Other Liabilities                                      (44)       (344,971)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    571,174
============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                 $    559,322
Undistributed (Distributions in Excess
 of) Net Investment Income                                             6,246
Accumulated Net Realized Gain (Loss)                                  (6,950)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                               15,032
  Foreign Currency Exchange Contracts and                                (97)
  Translations
  Futures Contracts                                                       62
  Swap Agreements                                                     (2,441)
----------------------------------------------------------------------------
NET ASSETS                                                      $    571,174
============================================================================
INSTITUTIONAL CLASS:

NET ASSETS                                                      $    569,593
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 49,375,301 outstanding shares
    of beneficial interest (unlimited
    authorization, no par value)                                $      11.54
============================================================================
ADVISER CLASS:

NET ASSETS                                                      $      1,581
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE

 Applicable to 137,188 outstanding shares
   of beneficial interest (unlimited
   authorization, no par value)                                 $      11.53
============================================================================

(c)    All or a portion of security on loan at September 30, 2003.
(e)    144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2003. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)    Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.

IO     Interest Only
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                       NET
CURRENCY                                     IN                     UNREALIZED
  TO                                      EXCHANGE                 APPRECIATION
DELIVER          VALUE      SETTLEFORT     VALUE        VALUE     (DEPRECIATION)
 (000)           (000)         DATE        (000)        (000)         (000)
--------------------------------------------------------------------------------
EUR   771       $   898      10/24/03     US$    855   $     855    $        (43)
EUR   960         1,119      10/24/03     US$  1,065       1,065             (54)
                -------                                ---------   -------------
                $ 2,017                                $   1,920    $        (97)
                =======                                =========   =============

EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                         NET
                                                                      UNREALIZED
                            NUMBER                                   APPRECIATION
                             OF            VALUE       EXPIRATION   (DEPRECIATION)
                          CONTRACTS        (000)          DATE          (000)
----------------------------------------------------------------------------------

LONG:
 U.S. Treasury
  10 yr. Note                 221      $     25,332     Dec - 03      $        403

 U.S. Treasury
  Long Bond                   321            36,002     Dec - 03             2,116

SHORT:

 Euro - Dollar
  Short Bond                   20             4,943     Dec - 03               (85)

 U.S. Treasury
  2 yr. Note                   40             8,624     Dec - 03              (118)

 U.S. Treasury
  5 yr. Note                  768            87,144     Dec - 03            (2,156)

 Euro - Dollar
  Short Bond                   20             4,942     Mar - 04               (98)
                                                                      ------------
                                                                      $         62
                                                                      ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

U.S. CORE FIXED INCOME PORTFOLIO

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class Shares had a total return of 4.61% compared to 5.49% for the Citigroup Broad Investment Grade Index ("the Index").

FACTORS AFFECTING PERFORMANCE

U.S. market rates and yield spreads were quite volatile during the one-year period. U.S. Treasury securities yields declined sharply through mid-June 2003 before rising over the balance of the period. Most corporate bond yield spreads fell during the fiscal year; mortgage spreads experienced little net change despite a significant degree of interim volatility.

The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period. The Portfolio's investment-grade credit requirements also limited its ability to benefit from the sharp decline in corporate yield spreads. On the other hand, an emphasis on higher-coupon mortgage securities had a favorable effect on relative performance during the fiscal year.

The Portfolio's underweight in Agency debentures did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

The Portfolio maintained an Index-like exposure to corporate bond yield spread changes. Insurance issues continued to offer the most value and comprise a material part of the corporate credit allocation; to a lesser extent, we also emphasized issues in the paper and auto-related areas. Banking and other higher-quality issuers remained rich, thereby justifying an underweight in these sectors.

Consistent with the view that most high-quality non-Treasury sectors did not offer sufficient value, the Portfolio also maintained a large underweight in Agency debentures.

Higher-coupon mortgages continued to offer the best relative value in the mortgage sector, and represented the bulk of the Portfolio's overweight in this area. Prices and yields of these securities continued to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

With Treasury yields still at or near levels that assume a very pessimistic economic growth forecast, we believed that a defensive, below-Index interest-rate sensitivity (IRS) posture was warranted to preserve capital. The bulk of the underweight was in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

         U.S. CORE FIXED INCOME PORTFOLIO - INSTITUTIONAL CLASS         CITIGROUP BROAD INVESTMENT GRADE INDEX
93                                                   5000000                                        5000000
94                                                   4856440                                        4840200
95                                                   5552180                                        5520500
96                                                   5797220                                        5793090
97                                                   6388550                                        6356080
98                                                   7016370                                        7084970
99                                                   6938040                                        7065780
 0                                                   7346130                                        7554230
 1                                                   8350770                                        8539210
 2                                                   9017430                                        9255810
 3                                                   9433000                                        9763500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary based upon the different inception date and fees assessed to that class.

PERFORMANCE COMPARED TO THE CITIGROUP BROAD INVESTMENT GRADE INDEX(1)

                                                            TOTAL RETURNS(2)
                                               ---------------------------------------------------
                                                                         AVERAGE ANNUAL
                                                             -------------------------------------
                                                      ONE          FIVE           TEN        SINCE
                                                     YEAR         YEARS         YEARS    INCEPTION
--------------------------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)                  4.61%         6.10%         6.55%        8.77%
Index -- Institutional Class                         5.49          6.62          6.92         8.71
Portfolio -- Adviser Class(4)                        4.28            --            --         6.62
Index -- Adviser Class                               5.49            --            --         7.49

(1)  The Citigroup Broad Investment Grade Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on September 29, 1987.
(4)  Commenced offering on March 1, 1999.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS

U.S. CORE FIXED INCOME PORTFOLIO

                                                     FACE
                                                   AMOUNT          VALUE
                                                    (000)          (000)
--------------------------------------------------------------------------
FIXED INCOME SECURITIES (128.5%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.1%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 2/20/25-1/20/28                    $      2,628   $      2,690
  5.625%, 10/20/27-12/20/27                           126            131
  5.75%, 8/20/25-9/20/27                              750            766
------------------------------------------------------------------------
                                                                   3,587
========================================================================
AGENCY FIXED RATE MORTGAGES (77.4%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 10/1/12-11/1/20                             143            160
  11.50%, 8/1/19                                       77             89
 Gold Pools:
  6.50%, 3/1/32-8/1/32                             20,800         21,718
  7.50%, 1/1/30-6/1/32                              3,062          3,275
  8.00%, 10/1/29-10/1/31                            2,221          2,391
  8.50%, 3/1/30-7/1/31                              1,158          1,244
  10.00%, 6/1/17-3/1/21                               276            307
  12.00%, 11/1/19                                      23             26
 September TBA
  6.50%, 9/15/33                                (i)19,450         20,262
 October TBA
  5.00%, 10/15/18                                (i)2,500          2,559
  6.00%, 10/15/31                                (i)3,000          3,099
  6.50%, 10/15/49                               (i)23,250         24,274
 November TBA
  6.00%, 11/15/31                                (i)5,100          5,255
Federal National Mortgage Association,
 Conventional Pools:
  7.00%, 2/1/26-5/1/33                             20,329         21,504
  7.50%, 9/1/16-7/1/32                             30,347         32,387
  8.00%, 4/1/25-8/1/32                             12,104         11,758
  8.50%, 5/1/23-9/1/32                              8,489          9,165
  9.00%, 4/1/26                                     1,524          1,694
  9.50%, 2/1/20-8/1/21                                352            392
  10.00%, 8/1/18-2/1/25                               133            149
  10.50%, 11/1/10-10/1/18                             156            175
  11.00%, 9/1/19-9/1/20                               245            279
  11.50%, 11/1/19                                     159            180
 October TBA
  4.50%, 10/25/18                                (i)7,050          7,107
  5.00%, 10/25/18-10/25/33                      (i)25,425         25,596
  5.50%, 10/25/18-10/25/33                      (i)16,450         16,898
  6.00%, 10/25/33                               (i)13,000         13,414
  7.00%, 10/25/33                                (i)5,375          5,681
 November TBA
  5.50%, 11/25/33                               (i)16,150         16,418
  6.00%, 11/25/33                                (i)4,800          4,940
Government National Mortgage Association,
 Various Pools:
  9.00%, 11/15/17                                     100            111
  9.50%, 12/15/17-12/15/21                            755            837
  10.00%, 9/15/18-4/15/25                             661            746
  10.50%, 2/15/13-2/15/25                           1,279          1,456
  11.00%, 12/15/09-7/15/20                   $        129   $        147
  11.50%, 4/15/13-8/15/13                             161            185
  12.00%, 12/15/12-3/15/14                             14             17
------------------------------------------------------------------------
                                                                 255,895
========================================================================
ASSET BACKED CORPORATES (5.1%)
Chase Credit Card Master Trust
  5.50%, 11/17/08                                     865            941
Chase Funding Mortgage Loan
  2.005%, 2/25/17                                   1,640          1,643
Chase Manhattan Auto Owner Trust
  2.70%, 1/18/05                                      251            252
Citibank Credit Card Issuance Trust
  6.875%, 11/16/09                                  1,240          1,428
  7.45%, 9/15/07                                      705            771
DaimlerChrysler Auto Trust
  2.90%, 12/6/04                                      501            502
  6.11%, 11/8/04                                      124            124
Federal Home Loan Mortgage Corporation
  4.75%, 2/25/42                                        2              2
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                    1,520          1,522
  5.12%, 10/15/04                                     262            263
Harley-Davidson Eaglemark Motorcycle Trust
  1.56%, 5/15/07                                    1,283          1,285
  1.91%, 4/16/07                                      722            724
Honda Auto Receivables Owner Trust
  1.46%, 9/19/05                                    1,900          1,901
  1.66%, 6/15/05                                    1,449          1,451
  2.91%, 9/15/04                                      126            126
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                      157            157
MBNA Master Credit Card Trust
  7.80%, 10/15/12                                   1,480          1,794
Nissan Auto Receivables Owner Trust
  3.07%, 8/16/04                                       19             19
  4.80%, 2/15/07                                      525            543
Whole Auto Loan Trust
  1.88%, 6/15/05                                    1,533          1,536
------------------------------------------------------------------------
                                                                  16,984
========================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
 AGENCY COLLATERAL SERIES (1.8%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  1.50%, 6/17/27                                      312              9
  7.44%, 10/15/29                                     481             36
  7.99%, 4/15/25                                      226              5
  23.887%, 3/15/24                                    393            118
  IO
  6.00%, 5/1/31                                     2,822            324
  6.50%, 4/1/28-5/15/33                             5,232            685
  7.00%, 4/1/30                                        94             12
  8.00%, 1/1/28-7/1/31                                320             54
Federal National Mortgage Association
  4.50%, 5/25/42                                      223            223
  4.75%, 2/25/17                                       71             72

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                     FACE
                                                   AMOUNT          VALUE
                                                    (000)          (000)
------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
 AGENCY COLLATERAL SERIES (CONT'D)
  Inv Fl IO
  6.44%, 2/17/31                             $      1,120   $        117
  6.98%, 12/25/29                                   1,148             64
  7.09%, 10/25/28                                   2,159            190
  IO
  6.00%, 11/25/32-8/25/33                          11,516          1,993
  6.50%, 5/25/33                                    6,489            844
  7.00%, 4/25/33                                    3,283            456
  8.00%, 4/1/24-6/1/30                              1,293            212
  9.00%, 11/1/26                                      125             19
  IO PAC
  8.00%, 8/18/27                                      129             20
Government National Mortgage Association
  Inv Fl IO
  6.46%, 9/16/31                                      607             51
  6.83%, 12/16/25                                   1,899            192
  6.875%, 9/16/27                                     859             85
  7.38%, 9/20/30                                      557             55
  7.48%, 8/16/29                                    1,992            217
------------------------------------------------------------------------
                                                                   6,053
========================================================================
FINANCE (9.2%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                   (e)965          1,085
American General Corp.
  7.50%, 7/15/25                                      455            545
American General Finance Corp.
  4.625%, 9/1/10                                      465            477
AXA Financial, Inc.
  6.50%, 4/1/08                                       105            118
BancWest Corp.
  6.93%, 12/1/03                                   (e)575            580
Bank of New York Co., Inc. (The)
  5.20%, 7/1/07                                       165            178
Bank One Corp.
  6.00%, 2/17/09                                      730            813
CIT Group, Inc.
  2.875%, 9/29/06                                     340            342
Citicorp
  6.375%, 11/15/08                                    380            429
  6.75%, 8/15/05                                      425            464
Citigroup, Inc.
  5.625%, 8/27/12                                     660            708
  6.00%, 2/21/12                                       70             77
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                      730            719
EOP Operating LP
  6.763%, 6/15/07                                     480            537
  7.50%, 4/19/29                                      645            726
Equitable Life Assurance Society U.S.A.
  6.95%, 12/1/05                                   (e)860            947
Farmers Exchange Capital
  7.05%, 7/15/28                                   (e)585            547
Farmers Insurance Exchange
  8.625%, 5/1/24                             $     (e)475   $        485
FleetBoston Financial Corp.
  7.25%, 9/15/05                                      730            806
Ford Motor Credit Corp.
  7.25%, 10/25/11                                (c)1,055          1,101
General Electric Capital Corp.
  6.75%, 3/15/32                                      920          1,038
General Motors Acceptance Corp.
  6.875%, 9/15/11                                   1,085          1,126
  8.00%, 11/1/31                                      825            847
Goldman Sachs Group, Inc.
  6.125%, 2/15/33                                     350            356
  6.60%, 1/15/12                                      140            158
  6.875%, 1/15/11                                     780            897
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                      360            359
Hartford Life, Inc.
  7.65%, 6/15/27                                      730            872
Household Finance Corp.
  6.375%, 10/15/11                                    185            206
  6.40%, 6/17/08                                      300            337
  6.75%, 5/15/11                                      235            268
International Lease Finance Corp.
  3.75%, 8/1/07                                    (c)325            337
J.P. Morgan Chase & Co.
  6.00%, 2/15/09                                      545            601
  7.00%, 11/15/09                                      55             63
John Hancock Financial Services, Inc.
  5.625%, 12/1/08                                  (c)295            324
  7.375%, 2/15/24                                  (e)610            682
MBNA Corp.
  6.125%, 3/1/13                                      865            925
Metropolitan Life Insurance Co.
  7.45%, 11/1/23                                   (e)400            416
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                   (e)755            789
  8.25%, 12/1/31                                   (e)225            268
Prime Property Funding II
  7.00%, 8/15/04                                   (e)400            418
Prudential Holdings LLC
  7.245%, 12/18/23                               (e)1,890          2,106
  8.695%, 12/18/23                               (e)1,025          1,258
Simon Property Group LP
  6.35%, 8/28/12                                      130            142
  6.375%, 11/15/07                                    320            356
SLM Corp.
  5.00%, 10/1/13                                      490            495
Vornado Realty Trust
  5.625%, 6/15/07                                     280            299
Wachovia Corp.
  4.95%, 11/1/06                                      445            480
Washington Mutual, Inc.
  8.25%, 4/1/10                                       420            511

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
FINANCE (CONT'D)
World Financial Properties
  6.91%, 9/1/13                                     $     (e)792   $        884
  6.95%, 9/1/13                                           (e)802            897
-------------------------------------------------------------------------------
                                                                         30,399
===============================================================================
INDUSTRIALS (9.4%)
Aetna, Inc.
  7.875%, 3/1/11                                             875          1,045
Albertson's, Inc.
  7.45%, 8/1/29                                           (c)200            226
  7.50%, 2/15/11                                             440            512
Altria Group, Inc.
  7.75%, 1/15/27                                             370            386
Amerada Hess Corp.
  6.65%, 8/15/11                                             310            340
  7.875%, 10/1/29                                            475            541
America West Airlines, Inc.
  7.10%, 10/2/22                                             654            676
Anthem Insurance Cos., Inc.
  9.00%, 4/1/27                                           (e)580            755
  9.125%, 4/1/10                                          (e)200            252
AOL Time Warner, Inc.
  6.125%, 4/15/06                                            575            623
  7.70%, 5/1/32                                              275            316
AT&T Corp.
  8.50%, 11/15/31                                            470            556
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                              420            519
Boeing Capital Corp.
  5.75%, 2/15/07                                          (c)150            162
  6.10%, 3/1/11                                              280            301
  6.50%, 2/15/12                                           (c)95            104
Boeing Co. (The)
  6.625%, 2/15/38                                            420            432
Cendant Corp.
  7.375%, 1/15/13                                         (c)455            525
Centex Corp.
  7.875%, 2/1/11                                             295            349
Cigna Corp.
  6.375%, 10/15/11                                           130            140
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                             380            451
Comcast Cable Communications
  6.75%, 1/30/11                                             165            186
Comcast Corp.
  6.50%, 1/15/15                                          (c)815            898
Conoco, Inc.
  6.95%, 4/15/29                                           1,040          1,198
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                              315            369
Continental Airlines, Inc.
  6.545%, 2/2/19                                             508            497
  7.461%, 10/1/16                                            295            281
Cooper Industries, Inc.
  5.25%, 7/1/07                                     $        405   $        436
CVS Corp.
  6.204%, 10/10/25                                        (e)145            155
DaimlerChrysler N.A. Holding Corp.
  7.20%, 9/1/09                                              155            174
  8.50%, 1/18/31                                             465            544
Devon Financing Corp. ULC
  6.875%, 9/30/11                                             95            109
Electronic Data Systems Corp.
  6.00%, 8/1/13                                           (e)305            293
  7.125%, 10/15/09                                           170            178
Federated Department Stores, Inc.
  6.625%, 9/1/08                                             120            136
  6.90%, 4/1/29                                              330            362
Ford Motor Co.
  6.625%, 10/1/28                                          1,510          1,273
General Mills, Inc.
  3.875%, 11/30/07                                           225            231
General Motors Acceptance Corp.
  4.50%, 7/15/06                                          (c)275            281
Goodrich Corp.
  7.625%, 12/15/12                                        (c)200            230
GTE Corp.
  6.94%, 4/15/28                                           1,250          1,343
Honeywell International, Inc.
  6.125%, 11/1/11                                            520            582
Hyatt Equities LLC
  6.875%, 6/15/07                                         (e)510            539
International Paper Co.
  5.30%, 4/1/15                                              235            234
  5.85%, 10/30/12                                            320            341
Kerr McGee Corp.
  5.875%, 9/15/06                                            115            125
  6.875%, 9/15/11                                         (c)195            221
Kraft Foods, Inc.
  5.25%, 6/1/07                                              330            354
  5.625%, 11/1/11                                            105            111
  6.25%, 6/1/12                                              295            323
Kroger Co.
  7.50%, 4/1/31                                           (c)405            478
Lockheed Martin Corp.
  8.50%, 12/1/29                                             255            341
Lowe's Cos., Inc.
  6.50%, 3/15/29                                             190            208
  6.875%, 2/15/28                                         (c)110            125
Marathon Oil Corp.
  5.375%, 6/1/07                                             360            387
  6.80%, 3/15/32                                             460            501
Marriott International, Inc.
  7.00%, 1/15/08                                          (h)740            838
May Department Stores Co.
  6.70%, 9/15/28                                             900            952
  6.90%, 1/15/32                                          (c)100            109

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                     FACE
                                                   AMOUNT          VALUE
                                                    (000)          (000)
------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Meadwestvaco Corp.
  6.85%, 4/1/12                              $        260   $        293
Mohawk Industries, Inc.
  7.20%, 4/15/12                                      200            227
News America Holdings, Inc.
  7.75%, 2/1/24                                       440            515
  8.875%, 4/26/23                                     260            334
Pulte Homes, Inc.
  6.375%, 5/15/33                                     250            240
Raytheon Co.
  8.30%, 3/1/10                                       565            691
Sealed Air Corp.
  5.625%, 7/15/13                                  (e)355            360
Southwest Airlines Co.
  5.496%, 11/1/06                                     325            354
TCI Communications, Inc.
  7.875%, 2/15/26                                     205            243
Time Warner, Inc.
  6.625%, 5/15/29                                     185            188
Union Pacific Corp.
  3.625%, 6/1/10                                      305            295
  6.79%, 11/9/07                                      310            351
Verizon New England, Inc.
  6.50%, 9/15/11                                      150            169
Waste Management, Inc.
  6.875%, 5/15/09                                  (c)360            408
Wellpoint Health Networks, Inc.
  6.375%, 6/15/06                                     380            420
Weyerhaeuser Co.
  6.125%, 3/15/07                                  (c)325            357
  6.75%, 3/15/12                                      555            617
------------------------------------------------------------------------
                                                                  31,216
========================================================================
MORTGAGE -- OTHER (0.0%)
Gemsco Mortgage Pass Through Certficate
  8.701%, 11/25/10                                  (h)36             37
------------------------------------------------------------------------
U.S. TREASURY SECURITIES (23.1%)
U.S. Treasury Bonds
  7.625%, 2/15/25                               (c)14,750         20,007
  8.125%, 8/15/19                               (c)14,750         20,442
U.S. Treasury Strips
  IO
  5.085%, 2/15/20                               (c)12,775          5,495
  5.146%, 5/15/20                               (c)15,575          6,571
  5.166%, 8/15/20                                   2,000            831
  5.179%, 2/15/21                                     500            202
  5.185%, 5/15/21                               (c)29,350         11,635
  5.219%, 11/15/21                               (c)8,425          3,248
  5.272%, 11/15/22                               (c)2,200            794
  5.284%, 8/15/22                                   2,000            732
  PO
  5.163%, 5/15/21                                  10,950          4,371
  5.207%, 11/15/21                                  4,925          1,902
------------------------------------------------------------------------
                                                                  76,230
========================================================================
UTILITIES (1.4%)
Appalachian Power Co.
  5.95%, 5/15/33                             $        280   $        267
Carolina Power & Light Co.
  5.125%, 9/15/13                                     490            502
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                     120            110
  5.40%, 6/15/33                                      290            267
  5.70%, 9/15/12                                      255            271
Columbus Southern Power Co.
  6.60%, 3/1/33                                    (e)250            268
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                      475            530
Detroit Edison Co.
  6.125%, 10/1/10                                     100            111
  6.35%, 10/15/32                                     190            203
Duke Energy Corp.
  4.50%, 4/1/10                                       335            343
Exelon Corp.
  6.75%, 5/1/11                                    (c)285            322
Florida Power & Light Co.
  4.85%, 2/1/13                                       125            128
Ohio Power Co.
  6.60%, 2/15/33                                   (e)105            112
Public Service Electricity & Gas Co.
  5.00%, 1/1/13                                       345            354
South Carolina Electric & Gas Co.
  5.30%, 5/15/33                                      170            160
Texas Eastern Transmission LP
  7.00%, 7/15/32                                      180            199
TXU Energy Co.
  7.00%, 3/15/13                                   (e)235            256
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                     105            104
Wisconsin Energy Corp.
  6.20%, 4/1/33                                       130            134
------------------------------------------------------------------------
                                                                   4,641
========================================================================
  TOTAL FIXED INCOME SECURITIES
    (COST $415,710)                                              425,042
========================================================================

                                                   SHARES
------------------------------------------------------------------------
PREFERRED STOCK (0.5%)
MORTGAGE -- OTHER (0.5%)
Home Ownership Funding Corp.
  13.331% (COST $1,512)                          (e)2,975          1,591
------------------------------------------------------------------------

                                                     FACE
                                                   AMOUNT
                                                    (000)
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (20.2%)
SHORT-TERM DEBT SECURITIES HELD
  AS COLLATERAL ON LOANED SECURITIES (7.8%)
American Express Credit Corp.
  1.13%, 5/17/04                              $    (h)360            360
BETA Finance, Inc.
  1.08%, 6/16/04                                 (h)1,678          1,678

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
 ON LOANED SECURITIES(CONT'D)
CC USA, Inc.
  1.09%, 2/6/04                                              $      (h)599      $         599
Citibank Credit Card
  1.14%, 11/7/03                                                    (h)647                647
Deutsche Bank London AG
  1.07%, 10/27/03                                                    1,199              1,199
Dorado Finance, Inc.
  1.09%, 2/5/04                                                     (h)599                599
Federal Home Loan Mortgage Corporation
  1.10%, 12/30/03                                                    1,193              1,193
Federal National Mortgage Association
  1.07%, 1/29/04                                                  (h)3,597              3,597
Grampian Funding LLC
  1.07%, 11/24/03                                                      670                670
International Credit Card Funding No. I Ltd.
  1.12%, 3/19/04                                                  (h)1,391              1,391
Links Finance LLC
  1.08%, 6/16/04                                                    (h)959                959
  1.09%, 5/24/04                                                    (h)599                599
Macquarie Bank Ltd.
  1.21%, 6/24/04                                                    (h)528                528
Sears Credit Card Account Master
  1.15%, 10/15/04                                                   (h)960                960
SWIFT 2001
  1.12%, 1/15/04-3/15/04                                          (h)1,624              1,624
Target Credit Card Master Trust
  1.15%, 7/26/04                                                    (h)948                948
UBS Securities LLC
  1.11%, 10/1/03                                                     7,023              7,023
Westdeutsche Landesbank N.Y.
  1.05%, 11/17/03                                                 (h)1,199              1,199
---------------------------------------------------------------------------------------------
                                                                                       25,773
=============================================================================================
DISCOUNT NOTE (3.0%)
Federal National Mortgage Association
  1.052%, 12/15/03                                                  10,000              9,978
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.1%)
J.P. Morgan Securities, Inc.
  0.80%, dated 9/30/03, due 10/1/03                              (f)29,934             29,934
---------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bill
  0.94%, 1/15/04                                                  (j)1,100              1,097
---------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $66,782)                                          66,782
=============================================================================================
TOTAL INVESTMENTS (149.2%)(COST $484,004) --
  INCLUDING $71,049 OF SECURITIES LOANED                                              493,415
=============================================================================================

                                                                    AMOUNT             AMOUNT
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
OTHER ASSETS (14.9%)
  Receivable for Forward Commitments                         $      41,324
  Receivable for Investments Sold                                    4,257
  Interest Receivable                                                2,319
  Receivable for Portfolio Shares Sold                                 447
  Net Unrealized Appreciation on Swap
    Agreements                                                         414
  Due from Broker                                                      319
  Other                                                                 15      $      49,095
---------------------------------------------------------------------------------------------
LIABILITIES (-64.1%)
  Payable for Forward Commitments                                 (184,600)
  Collateral for Securities Loaned, at Value                       (25,773)
  Interest Payable for Swap Agreements                                (972)
  Payable for Investment Advisory Fees                                (288)
  Bank Overdraft Payable                                              (124)
  Payable for Portfolio Shares Redeemed                                (37)
  Payable for Administrative Fees                                      (27)
  Payable for Trustees' Fees and Expenses                              (16)
  Payable for Investments Purchased                                    (16)
  Payable for Custodian Fees                                            (2)
  Payable for Distribution Fees -- Adviser Class                        (2)
  Other Liabilities                                                    (32)          (211,889)
---------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                               $     330,621
=============================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                                 $     324,070
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                                3,888
Accumulated Net Realized Gain (Loss)                                                   (5,984)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                                 9,411
  Futures Contracts                                                                    (1,178)
  Swap Agreements                                                                         414
---------------------------------------------------------------------------------------------
NET ASSETS                                                                      $     330,621
=============================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                                      $     320,036
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 28,411,451 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                            $       11.26
=============================================================================================
ADVISER CLASS:
NET ASSETS                                                                      $      10,585
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 943,818 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                            $       11.22
=============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

U.S. CORE FIXED INCOME PORTFOLIO

(c)       All or a portion of security on loan at September 30, 2003.
(e)       144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)       Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO        Interest Only
PAC       Planned Amortization Class
PO        Principal Only
TBA       To be announced


FUTURES CONTRACTS:
  The Portfolio had the following futures contract(s) open at period end:

                                                                       NET
                                                                    UNREALIZED
                        NUMBER                                     APPRECIATION
                          OF          VALUE       EXPIRATION      (DEPRECIATION)
                       CONTRACTS      (000)          DATE             (000)
---------------------------------------------------------------------------------
LONG:
U.S. Treasury
  10 yr. Note             201        $ 23,040       Dec-03        $          493

SHORT:

  Euro Dollar
    Short Bond             12           2,966       Dec-03                   (51)

  U.S. Treasury
    2 yr. Note             10           2,156       Dec-03                   (30)

  U.S. Treasury
    5 yr. Note            501          56,848       Dec-03                (1,394)

  U.S. Treasury
    Long Bond              26           2,916       Dec-03                  (137)

  Euro Dollar
    Short Bond             12           2,965       Mar-04                   (59)
                                                                  --------------
                                                                  $       (1,178)
                                                                  ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT
SEPTEMBER 30, 2003

     INVESTMENT OVERVIEW (UNAUDITED)

     CASH RESERVES PORTFOLIO

     The Cash Reserves Portfolio is a money-market fund whose primary objectives are liquidity, preservation of capital, and high current income. The Portfolio is managed in a conservative style, generally without the use of derivatives or funding agreements. Investments are diversified across several fixed-income sectors, and may include high quality commercial paper, negotiable certificates of deposit, the bank notes of carefully selected, large depository institutions, Federal agency obligations, and fully collateralized repurchase agreements.

     PERFORMANCE

     During the fiscal year ended September 30, 2003, the Portfolio's Institutional Class Shares provided a total return of 1.02%, compared to 0.55% for the Lipper Money Market Average ("the Index"). For the period ended September 30, 2003 the Portfolio's Institutional Class shares 7-Day effective yield was 1.02%, the SEC 7-Day current yield was 1.01% and the 30-day average annualized yield was 1.05%.

     FACTORS AFFECTING PERFORMANCE

     During the twelve months ended September 30, 2003, favorable economic trends began to appear, especially during the past three months. Although down slightly in September, the ISM Manufacturing Index had risen monthly since April, and has remained above 50 for the quarter, indicating growth. However, the accommodative monetary policy, stimulative fiscal policy, productivity growth and gains in the stock market have yet not produced meaningful gains in employment or capital investment. The manufacturing sector remained sluggish and for most months so far in 2003 non-farm payrolls have declined.

     Geopolitical concerns and instability continued to contribute to caution within the business community.

     The Federal Reserve Open Market Committee (FOMC) maintained an accommodative posture in an attempt to encourage a faster pace of economic activity. After holding its target rate for federal funds at 1.25 percent for seven months, the FOMC lowered its target to 1.00 percent, a 45-year low, on June 25, 2003. At that meeting, the Fed repeated its formal economic assessment announced at the previous month's meeting, which indicated that while the outlook for economic growth was balanced, there remained a risk of a substantial further fall in inflation. Against this backdrop, money market fund yield levels fell to record lows.

     PERFORMANCE ANALYSIS / MANAGEMENT STRATEGY

     As of September 30, 2003, the Portfolio had net assets of $136 million. The average maturity of the Portfolio was 19 days. The Portfolio seeks high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions.

     Throughout the past year, we continued our long-standing policy of purchasing only high quality, very liquid money market securities. The Portfolio does not contain any derivative securities.

                                                  2003 ANNUAL REPORT
                                                  SEPTEMBER 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

      CASH RESERVES PORTFOLIO - INSTITUTIONAL CLASS     LIPPER MONEY MARKET FUNDS AVERAGE      CITIGROUP 1-MONTH TREASURY BILL INDEX
93                                       5000000                               5000000                                5000000
94                                       5170180                               5156700                                5168700
95                                       5458250                               5424850                                5434330
96                                       5750500                               5689910                                5707520
97                                       6056280                               5966730                                5987230
98                                       6387430                               6262640                                6278830
99                                       6702050                               6537950                                6545340
00                                       7097940                               6893130                                6889800
01                                       7455160                               7202570                                7212030
02                                       7588290                               7293120                                7344390
03                                       7670000                               7324500                                7429500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class shares will vary based upon the different inception date and fees assessed to that class.

PERFORMANCE COMPARED TO THE LIPPER MONEY MARKET FUNDS AVERAGE AND CITIGROUP 1-MONTH TREASURY BILL INDEX(1)

                                                TOTAL RETURNS(2)
                                       --------------------------------------

                                                      AVERAGE ANNUAL                         SEC
                                                  --------------------------      7-DAY    7-DAY
                                        ONE        FIVE       TEN      SINCE  EFFECTIVE  CURRENT
                                       YEAR       YEARS     YEARS  INCEPTION      YIELD    YIELD
------------------------------------------------------------------------------------------------
Portfolio -- Institutional
   Class (3)                            1.02%     3.72%     4.37%    4.41%       1.02%      1.01%
Lipper Money Market
   Funds Average --
   Institutional Class                  0.55      3.20      3.89     4.01          --         --
Citigroup 1-Month Treasury
   Bill Index -- Institutional
   Class                                1.16      3.42      4.04     4.06          --         --
Portfolio --
   Investment Class (4)                 0.87        --        --     3.31        0.87       0.86
Lipper Money Market
   Funds Average --
   Investment Class                     0.55        --        --     2.95          --         --
Citigroup 1-Month Treasury
   Bill Index -- Investment
   Class                                1.16        --        --     3.26          --         --

(1) The Lipper Money Market Funds Average is an arithmetic average of the total return of all Money Market Funds tracked by Lipper Inc. The Citigroup 1-Month Treasury Bill Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on August 29, 1990.
(4) Commenced offering on August 16, 1999.

The SEC 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current SEC 7-day yield by calling 1-800-354-8185.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

SEPTEMBER 30, 2003

STATEMENT OF NET ASSETS

CASH RESERVES PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (41.2%)
DIVERSIFIED FINANCIAL SERVICES (5.6%)
Caterpillar Financial Service Corp.
  1.02%, 10/6/03                                     $     2,575    $     2,575
Mortgage Interest Networking Trust
  1.07%, 10/23/03                                          5,000          4,997
-------------------------------------------------------------------------------
                                                                          7,572
===============================================================================
FINANCE - AUTOMOTIVE (4.4%)
American Honda Financial
  1.05%, 11/17/03                                          6,000          5,992
-------------------------------------------------------------------------------
FINANCE - CONSUMER (18.0%)
American Express Credit Corp.
  1.03%, 10/7/03                                           6,000          5,999
DaimlerChrysler Revolving Auto Conduit LLC
  1.05%, 10/24/03                                          6,500          6,496
FCAR Owner Trust Corp.
  1.06%, 10/2/03                                           6,000          6,000
New Center Asset Trust
  1.05%, 10/27/03                                          6,000          5,995
-------------------------------------------------------------------------------
                                                                         24,490
===============================================================================
INTERNATIONAL BANKS (13.2%)
ANZ (Delaware), Inc.
  1.06%, 10/22/03                                          6,000          5,996
ING U.S. Funding LLC
  1.07%, 12/4/03                                           6,000          5,989
Royal Bank of Scotland
  1.05%, 10/15/03                                          6,000          5,997
-------------------------------------------------------------------------------
                                                                         17,982
===============================================================================
  TOTAL COMMERCIAL PAPER (COST $56,036)                                  56,036
===============================================================================
CERTIFICATES OF DEPOSIT (13.6%)
INTERNATIONAL BANKS (9.2%)
Canadian Imperial Bank of Commerce
  1.05%, 10/10/03                                          6,500          6,500
Lloyds TSB Bank plc
  1.06%, 12/15/03                                          6,000          6,000
-------------------------------------------------------------------------------
                                                                         12,500
===============================================================================
MAJOR BANKS (4.4%)
Standard Federal Bancorp
  1.06%, 11/26/03                                          6,000          6,000
-------------------------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $18,500)                           18,500
===============================================================================
DISCOUNT NOTES (12.7%)
U.S. GOVERNMENT & AGENCY SECURITIES (12.7%)
Federal Home Loan Bank
  1.03%, 10/17/03                                          9,500          9,496
Federal National Mortgage Association
  1.04%, 10/17/03                                          7,834          7,830
-------------------------------------------------------------------------------
  TOTAL DISCOUNT NOTES (COST $17,326)                                    17,326
===============================================================================
REPURCHASE AGREEMENTS (35.5%)
J.P. Morgan Securities, Inc.
  0.80%, dated 9/30/03, due 10/1/03                  $ (f)24,000    $   24,000
UBS AG
  1.08%, dated 9/30/03, due 10/1/03                    (f)24,200         24,200
===============================================================================
  TOTAL REPURCHASE AGREEMENTS (COST $48,200)                             48,200
===============================================================================
TOTAL INVESTMENTS (103.0%)
  (COST $140,062)                                                       140,062
===============================================================================

                                                               AMOUNT
                                                                (000)
------------------------------------------------------------------------------------
OTHER ASSETS (0.0%)
  Interest Receivable                                              9
  Other                                                            4              13
------------------------------------------------------------------------------------
LIABILITIES (-3.0%)
  Bank Overdraft Payable                                      (3,934)
  Dividends Payable                                              (80)
  Payable for Investment Advisory Fees                           (58)
  Payable for Administrative Fees                                (14)
  Payable for Trustees' Fees and Expenses                         (8)
  Payable for Custodian Fees                                      (1)
  Payable for Shareholder Servicing Fees --
    Investment Class                                              (1)
  Other Liabilities                                              (17)         (4,113)
------------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $     135,962
====================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $     135,954
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                          13
Accumulated Net Realized Gain (Loss)                                              (5)
------------------------------------------------------------------------------------
NET ASSETS                                                             $     135,962
====================================================================================
INSTITUTIONAL CLASS:
--------------------
NET ASSETS                                                             $     128,097
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 128,088,114 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $        1.00
====================================================================================
INVESTMENT CLASS:
-----------------
NET ASSETS                                                             $       7,865
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 7,865,799 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                   $        1.00
====================================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government, corporate and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class Shares had a total return of 28.68% compared to 28.05% for the CSFB High Yield Index ("the Index").

FACTORS AFFECTING PERFORMANCE

The high-yield market experienced one of the best twelve-month periods in the history of the asset class after three years of low or negative returns.

In this environment, the lowest rated and riskiest securities (rated CCC and below) experienced the highest returns as they rose over 45% while BB rated securities returned a respectable, but much lower 17%.

Security selection enhanced performance in various sectors including metals, media, broadcasting, chemicals, and wireless communications.

Compared to the Index, the Portfolio was underweighted in the lowest-rated segment of the market, which detracted from overall performance.

In terms of sector allocations, our underweight to the utility sector detracted from performance while our underweight to consumer products added to relative returns.

MANAGEMENT STRATEGIES

The Portfolio continued its long-term strategy of trying to find larger, competitive companies with strong management teams that, in our judgment, were likely to generate good cash flow.

Over the past year, we implemented this strategy through careful security selection that gave the portfolio overweights in the manufacturing, wireless communications, housing and chemical sectors, where we found many compelling investment opportunities. Our main underweighted sectors included aerospace, utilities, financials and consumer products.

[CHART]

   COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                              FISCAL YEAR ENDED SEPTEMBER 30
   HIGH YIELD PORTFOLIO - INSTITUTIONAL CLASS    CS FIRST BOSTON HIGH YIELD INDEX
93                                  5000000                            5000000
94                                  5178300                            5171910
95                                  5881280                            5898860
96                                  6694610                            6532040
97                                  8026510                            7560600
98                                  7932600                            7521190
99                                  8631270                            7817950
00                                  8611890                            7967890
01                                  7211130                            7575390
02                                  6322320                            7791040
03                                  8135500                            9977000

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)

                                                     TOTAL RETURNS(2)
                                               --------------------------------
                                                            AVERAGE ANNUAL
                                                        -----------------------
                                                 ONE    FIVE     TEN     SINCE
                                                YEAR   YEARS   YEARS INCEPTION
-------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)            28.68%   0.51%   4.99%     7.22%
Index -- Institutional Class                   28.05    5.81    7.15      8.96
Portfolio -- Investment Class(4)               28.69    0.36      --      3.27
Index -- Investment Class                      28.05    5.81      --      6.55
Portfolio -- Adviser Class(5)                  28.54    0.31      --      1.83
Index -- Adviser Class                         28.05    5.81      --      5.76

(1)  The CS First Boston High Yield Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on February 28, 1989.
(4)  Commenced offering on May 21, 1996.
(5)  Commenced offering on January 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT
September 30, 2003

STATEMENT OF NET ASSETS

HIGH YIELD PORTFOLIO

                                                            FACE
                                                          AMOUNT               VALUE
                                                           (000)               (000)
-------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (93.7%)
AEROSPACE (0.3%)
Air Canada, Inc.
  10.25%, 3/15/11                                   $ (b)(c)2,355       $         907
-------------------------------------------------------------------------------------
BROADCASTING (3.0%)
Interep National Radio Sales, Inc.
  10.00%, 7/1/08                                            2,545               2,303
Nextmedia Operating, Inc.
  10.75%, 7/1/11                                            2,315               2,593
Salem Communications Holding Corp.
  9.00%, 7/1/11                                             2,400               2,583
TV Azteca S.A. de C.V.
  10.50%, 2/15/07                                        (c)2,640               2,759
-------------------------------------------------------------------------------------
                                                                               10,238
=====================================================================================
CABLE (6.0%)
Avalon Cable Holding Finance, Inc.
  0.00%, 12/1/08                                           (g)710                 728
Charter Communications Holdings LLC
  0.00%, 1/15/11                                         (g)1,765               1,103
  10.25%, 1/15/10                                          (c)840                 655
  10.75%, 10/1/09                                           1,850               1,512
CSC Holdings, Inc.
  7.25%, 7/15/08                                              690                 688
  8.125%, 7/15/09                                           1,075               1,107
  9.875%, 2/15/13                                          (c)700                 729
 10.50%, 5/15/16                                           (c)495                 545
DirecTV Holdings LLC
  8.375%, 3/15/13                                        (e)3,459               3,900
Echostar DBS Corp.
  6.375%, 10/1/11                                        (e)1,865               1,865
  9.125%, 1/15/09                                           1,485               1,682
  9.375%, 2/1/09                                            2,440               2,602
NTL, Inc.
  19.00%, 1/1/10                                           (c)840                 823
Pegasus Communications Corp.
  9.75%, 12/1/06                                         (c)1,050                 829
  12.50%, 8/1/07                                              475                 380
Renaissance Media Group LLC
  10.00%, 4/15/08                                          (g)710                 710
Satelites Mexicanos S.A. de C.V
  10.125%, 11/1/04                                       (b)2,170               1,042
-------------------------------------------------------------------------------------
                                                                               20,900
=====================================================================================
CHEMICALS (6.7%)
Acetex Corp.
  10.875%, 8/1/09                                             810                 897
Avecia Group plc
  11.00%, 7/1/09                                         (c)1,475               1,291
Equistar Chemicals LP
  10.125%, 9/1/08                                           1,650               1,633
  10.625%, 5/1/11                                        (e)1,120               1,109
FMC Corp.
  10.25%, 11/1/09                                           1,100               1,254
Huntsman Advanced Materials LLC
  11.00%, 7/15/10                                 $     (c)(e)825       $         858
Huntsman International LLC
  9.875%, 3/1/09                                        (c)(e)855                 898
  10.125%, 7/1/09                                 EUR       1,300               1,342
  10.125%, 7/1/09                                 $        (c)855                 812
ISP Holdings, Inc.
  10.625%, 12/15/09                                         2,400               2,616
Koppers, Inc.
  9.875%, 10/15/13                                            575                 575
Messer Greisheim GmbH
  10.375%, 6/1/11                                 EUR       2,025               2,681
Millennium America, Inc.
  7.00%, 11/15/06                                 $           325                 317
  9.25%, 6/15/08                                         (c)1,940               2,013
Rhodia S.A.
  8.875%, 6/1/11                                      (c)(e)2,105               2,068
Rockwood Specialties Group, Inc.
  10.625%, 5/15/11                                       (e)1,320               1,406
Westlake Chemical Corp.
  8.75%, 7/15/11                                         (e)1,330               1,380
-------------------------------------------------------------------------------------
                                                                               23,150
=====================================================================================
CONSUMER PRODUCTS (1.8%)
Oxford Industries, Inc.
  8.875%, 6/1/11                                           (e)955               1,017
Rayovac Corp.
  8.50%, 10/1/13                                         (e)1,035               1,066
Safilo Capital International S.A.
  9.625%, 5/15/13                                 EUR    (e)1,875               1,912
Tempur-Pedic, Inc. & Tempur Production USA, Inc.
  10.25%, 8/15/10                                   $    (e)1,225               1,329
Tyco International Group S.A.
  6.375%, 10/15/11                                            735                758
-------------------------------------------------------------------------------------
                                                                                6,082
=====================================================================================
DIVERSIFIED MEDIA (6.0%)
Advanstar Communications, Inc.
  8.63%, 8/15/08                                      (e)(h)3,025               3,051
Alliance Atlantis Communications, Inc.
  13.00%, 12/15/09                                          1,970               2,260
Dex Media West LLC/Dex Media Finance Co.
  9.875%, 8/15/13                                        (e)1,440               1,627
Hollinger Participation Trust
  12.125%, 11/15/10                                      (e)3,054               3,440
Muzak Finance Corp.
  9.875%, 3/15/09                                        (c)2,080               1,966
  10.00%, 2/15/09                                           1,265               1,322
PEI Holdings, Inc.
  11.00%, 3/15/10                                             855                 945
Primedia, Inc.
  8.875%, 5/15/11                                           1,990               2,065
RH Donnelley Finance Corp. I
  10.875%, 12/15/12                                   (c)(e)1,390               1,640

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT
                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                               FACE
                                                             AMOUNT            VALUE
                                                              (000)            (000)
------------------------------------------------------------------------------------
DIVERSIFIED MEDIA (CONT'D)
Vivendi Universal S.A.
  6.25%, 7/15/08                                      $      (e)475    $         489
  9.25%, 4/15/10                                           (e)1,880            2,160
------------------------------------------------------------------------------------
                                                                              20,965
====================================================================================
ENERGY (7.4%)
BRL Universal Equipment LP
  8.875%, 2/15/08                                             1,905            2,057
Chesapeake Energy Corp.
  8.125%, 4/1/11                                              2,210            2,398
Citgo Petroleum Corp.
  11.375%, 2/1/11                                            (e)905            1,023
El Paso Production Holding Co.
  7.75%, 6/1/13                                            (e)2,765            2,627
Frontier Escrow Corp.
  8.00%, 4/15/13                                             (e)605              614
GulfTerra Energy Partners LP
  8.50%, 6/1/10                                               1,470            1,584
  10.625%, 12/1/12                                              900            1,055
Hanover Equipment Trust
  8.50%, 9/1/08                                               2,370            2,441
Hilcorp Energy I LP / Hilcorp Finance Co.
  10.50%, 9/1/10                                           (e)1,500            1,594
Husky Oil Co.
  8.90%, 8/15/28                                           (h)1,145            1,341
Magnum Hunter Resources, Inc.
  9.60%, 3/15/12                                           (c)1,160            1,264
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
  8.50%, 9/1/10                                              (e)360              376
Pemex Project Funding Master Trust
  8.625%, 2/1/22                                           (c)3,035            3,384
Tesoro Petroleum Corp.
  9.00%, 7/1/08                                            (c)1,210            1,180
  9.625%, 4/1/12                                           (c)1,090            1,085
Vintage Petroleum, Inc.
  7.875%, 5/15/11                                             1,400            1,452
------------------------------------------------------------------------------------
                                                                              25,475
====================================================================================
FINANCIAL (0.6%)
iStar Financial, Inc.
  8.75%, 8/15/08                                              1,988            2,227
------------------------------------------------------------------------------------
FOOD & DRUG (1.5%)
CA FM Lease Trust
  8.50%, 7/15/17                                           (e)1,161            1,319
Delhaize America, Inc.
  8.125%, 4/15/11                                             3,410            3,751
------------------------------------------------------------------------------------
                                                                               5,070
====================================================================================
FOOD & TOBACCO (2.5%)
Merisant Co.
  9.50%, 7/15/13                                           (e)1,095            1,172
Michael Foods, Inc.
  11.75%, 4/1/11                                              1,200            1,404
National Beef Packing Co. LLC / NB Finance Corp.
  10.50%, 8/1/11                                             (e)740              806
Pilgrim's Pride Corp.
  9.625%, 9/15/11                                     $    (c)1,760    $       1,901
Smithfield Foods, Inc.
  7.625%, 2/15/08                                          (c)1,025            1,066
  7.75%, 5/15/13                                             (e)800              858
  8.00%, 10/15/09                                          (c)1,490            1,624
------------------------------------------------------------------------------------
                                                                               8,831
====================================================================================
FOREST PRODUCTS (6.8%)
Abitibi-Consolidated, Inc.
  6.00%, 6/20/13                                           (c)1,585            1,492
Georgia Pacific Corp.
  8.875%, 2/1/10                                              4,000            4,380
Graphic Packaging International Corp.
  9.50%, 8/15/13                                           (e)1,365            1,498
JSG Funding plc
  10.125%, 10/1/12                                  EUR       2,350            2,961
Norampac, Inc.
  6.75%, 6/1/13                                       $   (c)(e)900              918
Owens-Brockway
  7.75%, 5/15/11                                                175              181
  8.75%, 11/15/12                                             1,200            1,287
Owens-Illinois, Inc.
  7.35%, 5/15/08                                           (c)1,325            1,285
  7.50%, 5/15/10                                              1,600            1,544
Pacifica Papers, Inc.
  10.00%, 3/15/09                                            (c)865              917
Pliant Corp.
  13.00%, 6/1/10                                           (c)2,510            2,334
Tekni-Plex, Inc.
  12.75%, 6/15/10                                          (c)1,880            1,842
Tembec Industries, Inc.
  8.50%, 2/1/11                                               2,490            2,428
  8.625%, 6/30/09                                            (c)525              517
------------------------------------------------------------------------------------
                                                                              23,584
====================================================================================
GAMING & LEISURE (6.0%)
Harrah's Operating Co., Inc.
  7.875%, 12/15/05                                            1,775            1,921
Hilton Hotels Corp.
  7.625%, 12/1/12                                               340              371
  7.95%, 4/15/07                                              1,200            1,314
HMH Properties, Inc.
  7.875%, 8/1/05                                           (c)1,575            1,614
Horseshoe Gaming Holding Corp.
  8.625%, 5/15/09                                             2,260            2,421
Lodgenet Entertainment Corp.
  9.50%, 6/15/13                                              1,030            1,092
MGM Mirage, Inc.
  6.00%, 10/1/09                                              3,495            3,513
Park Place Entertainment Corp.
  7.00%, 4/15/13                                              1,000            1,034
  8.50%, 11/15/06                                             1,465            1,597
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                              1,360            1,489

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT
September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
GAMING & LEISURE  (CONT'D)
Station Casinos, Inc.
  8.875%, 12/1/08                                    $     2,300    $     2,404
  9.875%, 7/1/10                                             500            553
Venetian Casino Resort LLC
  11.00%, 6/15/10                                       (c)1,230          1,402
-------------------------------------------------------------------------------
                                                                         20,725
===============================================================================
HEALTH CARE (4.6%)
AmerisourceBergen Corp.
  7.25%, 11/15/12                                          1,200          1,221
  8.125%, 9/1/08                                        (c)1,090          1,183
Fisher Scientific International, Inc.
  8.125%, 5/1/12                                           1,000          1,062
Fresenius Medical Care Capital Trust II
  7.875%, 2/1/08                                           2,301          2,393
HCA, Inc.
  6.95%, 5/1/12                                              900            955
  7.69%, 6/15/25                                           2,055          2,128
Manor Care, Inc.
  6.25%, 5/1/13                                              555            569
  7.50%, 6/15/06                                             200            217
  8.00%, 3/1/08                                              690            773
Medco Health Solutions, Inc.
  7.25%, 8/15/13                                             680            725
Omnicare, Inc.
  6.125%, 6/1/13                                           2,290          2,244
Tenet Healthcare Corp.
  6.50%, 6/1/12                                         (c)2,525          2,411
-------------------------------------------------------------------------------
                                                                         15,881
===============================================================================
HOUSING (5.9%)
CB Richard Ellis, Inc.
  11.25%, 6/15/11                                       (c)2,680          2,901
CBRE Escrow, Inc.
  9.75%, 5/15/10                                          (e)425            460
D.R. Horton, Inc.
  6.875%, 5/1/13                                          (c)825            829
Jacuzzi Brands, Inc.
  9.625%, 7/1/10                                        (e)2,195          2,277
KB Home
  7.75%, 2/1/10                                         (c)1,795          1,894
LNR Property Corp.
  7.625%, 7/15/13                                       (e)2,555          2,632
Louisiana-Pacific Corp.
  8.875%, 8/15/10                                            725            843
Meritage Corp.
  9.75%, 6/1/11                                              700            767
Nortek Holdings, Inc.
  9.25%, 3/15/07                                             475            489
Schuler Homes, Inc.
  9.375%, 7/15/09                                          1,745          1,950
Technical Olympic USA, Inc.
  9.00%, 7/1/10                                              780            823
  10.375%, 7/1/12                                    $  (c)1,975    $     2,123
Toll Corp.
  8.25%, 2/1/11                                         (c)2,200          2,398
-------------------------------------------------------------------------------
                                                                         20,386
===============================================================================
INFORMATION TECHNOLOGY (3.1%)
Avaya, Inc.
  11.125%, 4/1/09                                          2,385          2,761
Flextronics International Ltd.
  6.50%, 5/15/13                                     (c)(e)1,010          1,002
Iron Mountain, Inc.
  6.625%, 1/1/16                                             630            597
  7.75%, 1/15/15                                           1,180          1,218
  8.625%, 4/1/13                                           1,545          1,646
Xerox Corp.
  7.125%, 6/15/10                                       (c)3,575          3,548
-------------------------------------------------------------------------------
                                                                         10,772
===============================================================================
MANUFACTURING (4.7%)
ABB Finance, Inc.
  6.75%, 6/3/04                                              295            298
  11.00%, 1/15/08                                    EUR   1,475          1,910
Brand Services, Inc.
  12.00%, 10/15/12                                   $     1,160          1,282
Flowserve Corp.
  12.25%, 8/15/10                                          2,267          2,618
Johnsondiversey, Inc.
  9.625%, 5/15/12                                          2,010          2,181
Manitowoc Co., Inc. (The)
  10.375%, 5/15/11                                   EUR   1,955          2,395
NMHG Holding Co.
  10.00%, 5/15/09                                    $     1,455          1,601
Trimas Corp.
  9.875%, 6/15/12                                          2,210          2,243
Tyco International Group S.A.
  6.75%, 2/15/11                                           1,680          1,772
-------------------------------------------------------------------------------
                                                                         16,300
===============================================================================
METALS (1.3%)
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                     (b)(d)4,140            @--
Murrin Murrin Holdings Property Ltd.
  9.375%, 8/31/07                                    (b)(d)2,485            @--
Oregon Steel Mills, Inc.
  10.00%, 7/15/09                                       (c)1,030            845
Republic Engineered Products LLC
  10.00%, 8/16/09                                       (b)1,163            302
Republic Technologies International LLC
  13.75%, 7/15/09                                    (b)(d)6,180             62
Ucar Finance, Inc.
  10.25%, 2/15/12                                          1,870          2,043
United States Steel Corp.
  9.75%, 5/15/10                                           1,400          1,435
-------------------------------------------------------------------------------
                                                                          4,687
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
OTHER (3.0%)
TRAINS
  8.666%, 5/15/13                                $(c)(e)(h)9,714    $    10,406
-------------------------------------------------------------------------------
RETAIL (2.4%)
Gap, Inc. (The)
  6.90%, 9/15/07                                             705            758
  10.55%, 12/15/08                                      (c)1,015          1,220
Payless Shoesource, Inc.
  8.25%, 8/1/13                                      (c)(e)2,675          2,715
Penney (JC) Co., Inc.
  6.875%, 10/15/15                                           340            335
  7.60%, 4/1/07                                           (c)350            378
  7.95%, 4/1/17                                              165            174
  8.00%, 3/1/10                                         (c)2,470          2,711
-------------------------------------------------------------------------------
                                                                          8,291
===============================================================================
SERVICES (1.2%)
Allied Waste North America
  7.875%, 4/15/13                                          1,675          1,754
  8.875%, 4/1/08                                           2,265          2,452
Encompass Services Corp.
  10.50%, 5/1/09                                     (b)(d)2,615            @--
-------------------------------------------------------------------------------
                                                                          4,206
===============================================================================
SOVEREIGN (0.3%)
Republic of Colombia
  9.75%, 4/23/09                                          (c)895            985
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.2%)
Cincinnati Bell, Inc.
  7.25%, 7/15/13                                        (e)2,100          2,079
Esprit Telecom Group plc
  10.875%, 6/15/08                                     (b)(d)965            @--
  11.00%, 6/15/08                                EUR    (d)2,608            @--
  11.50%, 12/15/07                                   (b)(d)1,669            @--
  11.50%, 12/15/07                               $     (b)(d)600            @--
Exodus Communications, Inc.
  11.625%, 7/15/10                                   (b)(d)4,210             31
KPNQwest
  10.00%, 3/15/12                                EUR        (b)1            @--
Primus Telecommunications Group, Inc.
  11.25%, 1/15/09                                $         1,760          1,822
Qwest Corp.
  5.625%, 11/15/08                                      (c)5,600          5,460
  6.625%, 9/15/05                                          1,500          1,534
Rhythms NetConnections, Inc.
  12.75%, 4/15/09                                      (b)(d)437            @--
  13.50%, 5/15/08                                   (b)(d)12,959            @--
  14.00%, 2/15/10                                   (b)(d)11,601            @--
Viatel, Inc.
  12.40%, 4/15/08                                DEM    (d)3,300              8
  12.50%, 4/15/08                                $  (b)(d)15,025            @--
-------------------------------------------------------------------------------
                                                                         10,934
===============================================================================
TRANSPORTATION (4.4%)
Amsted Industries
  10.25%, 10/15/11                                      (e)1,450          1,561
AutoNation, Inc.
  9.00%, 8/1/08                                  $         2,065    $     2,313
Collins & Aikman Products Corp.
  10.75%, 12/31/11                                        (c)975            843
Intermet Corp.
  9.75%, 6/15/09                                        (c)1,730          1,704
Laidlaw International, Inc.
  10.75%, 6/15/11                                       (e)1,615          1,732
Lear Corp.
  8.11%, 5/15/09                                           2,040          2,346
Sonic Automotive, Inc.
  8.625%, 8/15/13                                       (e)2,440          2,635
TRW Automotive, Inc.
  9.375%, 2/15/13                                    (c)(e)1,390          1,564
  11.00%, 2/15/13                                      (c)(e)625            728
-------------------------------------------------------------------------------
                                                                         15,426
===============================================================================
UTILITIES (6.7%)
AES Corp. (The)
  8.875%, 2/15/11                                         (c)198            197
  9.00%, 5/15/15                                        (e)1,590          1,681
  9.375%, 9/15/10                                         (c)326            333
Allegheny Energy, Inc.
  7.75%, 8/1/05                                              780            784
Calpine Corp.
  8.50%, 7/15/10                                          (e)640            589
  8.50%, 2/15/11                                        (c)2,020          1,424
CMS Energy Corp.
  7.50%, 1/15/09                                          (c)280            277
  8.50%, 4/15/11                                           1,635          1,664
Dynegy Holdings, Inc.
  6.875%, 4/1/11                                           2,690          2,253
  9.875%, 7/15/10                                       (e)1,180          1,233
Ipalco Enterprises, Inc.
  8.625%, 11/14/11                                           605            656
Monongahela Power Co.
  5.00%, 10/1/06                                           1,855          1,860
Nevada Power Co.
  9.00%, 8/15/13                                        (e)1,350          1,394
Northwest Pipeline Corp.
  8.125%, 3/1/10                                          (c)390            423
PG & E Corp.
  6.875%, 7/15/08                                         (e)915            961
PSEG Energy Holdings, Inc.
  7.75%, 4/16/07                                          (c)775            771
  8.625%, 2/15/08                                            600            611
Southern California Edison Co.
  8.00%, 2/15/07                                       (c)(e)945          1,056
Southern Natural Gas Co.
  8.875%, 3/15/10                                            775            829
Transcontinental Gas Pipe Line Corp.
  8.875%, 7/15/12                                            710            803

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
UTILITIES (CONT'D)
Williams Cos., Inc.
  6.75%, 1/15/06                                    $     (h)865    $       869
  7.875%, 9/1/21                                           2,670          2,523
-------------------------------------------------------------------------------
                                                                         23,191
===============================================================================
WIRELESS COMMUNICATIONS (4.3%)
American Tower Corp.
  6.25%, 10/15/09                                          3,000          2,857
  9.375%, 2/1/09                                          (c)710            724
Dobson Communications Corp.
  10.875%, 7/1/10                                    (c)(e)1,380          1,504
MetroPCS, Inc.
  10.75%, 10/1/11                                    (c)(e)1,490          1,520
Nextel Communications, Inc.
  9.375%, 11/15/09                                         3,800          4,123
Nextel Partners, Inc.
  11.00%, 3/15/10                                          1,535          1,677
SBA Communications Corp.
  10.25%, 2/1/09                                             375            338
  12.00%, 3/1/08                                     (c)(g)1,975          2,084
-------------------------------------------------------------------------------
                                                                         14,827
===============================================================================
  TOTAL FIXED INCOME SECURITIES (COST $349,642)                         324,446
===============================================================================

                                                          SHARES
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.8%)
BROADCASTING (0.5%)
Paxson Communications Corp.
  PIK 9.75%                                               (e)236          1,770
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
McLeodUSA, Inc.
  2.50%                                                   60,555            430
Song Networks Holding AB
  0.00%                                                (d)41,918             32
-------------------------------------------------------------------------------
                                                                            462
===============================================================================
WIRELESS COMMUNICATIONS (0.2%)
Dobson Communications Corp.
  6.00%                                                    2,855            550
-------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $11,549)                       2,782
===============================================================================
COMMON STOCKS (0.8%)
TELECOMMUNICATIONS (0.3%)
Song Networks Holding AB                              (a)127,506            740
Viatel Holding Bermuda Ltd.                                 (a)1            @--
XO Communications, Inc.                             (a)(c)20,564            119
-------------------------------------------------------------------------------
                                                                            859
===============================================================================
WIRELESS COMMUNICATIONS (0.5%)
Motient Corp.                                         (a)348,002          1,888
-------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $23,664)                                      2,747
===============================================================================
PREFERRED STOCKS (1.8%)
BROADCASTING (0.1%)
Paxson Communications Corp.
  PIK 14.25%                                                  46            407
-------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES          (000)
-------------------------------------------------------------------------------
UTILITIES (1.0%)
TNP Enterprises, Inc.
  PIK 14.50%                                               3,952    $     3,557
-------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.7%)
Crown Castle International Corp.
  PIK 12.75%                                                   1            @--
Dobson Communications Corp.
  PIK 13.00%                                               2,070          2,204
-------------------------------------------------------------------------------
                                                                          2,204
===============================================================================
  TOTAL PREFERRED STOCKS (COST $3,496)                                    6,168
===============================================================================

                                                          NO. OF
                                                        WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.0%)
BROADCASTING (0.0%)
XM Satellite Radio Holdings, Inc.
  expiring 3/15/10                                     (a)57,850             62
-------------------------------------------------------------------------------
METALS (0.0%)
Republic Technologies International LLC
  expiring 7/15/09                                  (a)(e)61,800              1
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
McLeodUSA, Inc.
  expiring 4/16/07                                    (a)134,187             70
XO Communications, Inc.
  Series A, expiring 1/16/10                        (a)(d)41,134            @--
  Series B, expiring 1/16/10                        (a)(d)30,850            @--
  Series C, expiring 1/16/10                        (a)(d)30,850            @--
-------------------------------------------------------------------------------
                                                                             70
===============================================================================
UTILITIES (0.0%)
TNP Enterprises, Inc.
  expiring 4/1/11                                    (a)(e)8,020              8
-------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.0%)
Occidente y Caribe Celular
  expiring 3/15/04                                 (a)(d)788,700            @--
-------------------------------------------------------------------------------
  TOTAL WARRANTS (COST $346)                                                141
===============================================================================

                                                            FACE
                                                          AMOUNT
                                                           (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.5%)
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (18.9%)
American Express Credit Corp.
  1.13%, 5/17/04                                     $    (h)913            913
BETA Finance, Inc.
  1.08%, 6/16/04                                        (h)4,257          4,257
CC USA, Inc.
  1.09%, 2/6/04                                         (h)1,521          1,521
Citibank Credit Card
  1.14%, 11/7/03                                        (h)1,643          1,643
Deutsche Bank London AG
  1.07%, 10/27/03                                          3,042          3,042
Dorado Finance, Inc.
  1.09%, 2/5/04                                         (h)1,521          1,521

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003


STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

                                                            FACE
                                                          AMOUNT          VALUE
                                                           (000)          (000)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Federal Home Loan Mortgage Corporation
  1.10%, 12/30/03                                    $     3,028    $     3,028
Federal National Mortgage Association
  1.07%, 1/29/04                                        (h)9,123          9,123
Grampian Funding LLC
  1.07%, 11/24/03                                          1,700          1,700
International Credit Card Funding No. I Ltd.
  1.12%, 3/19/04                                        (h)3,530          3,530
Links Finance LLC
  1.08%, 6/16/04                                        (h)2,433          2,433
  1.09%, 5/24/04                                        (h)1,521          1,521
Macquarie Bank Ltd.
  1.21%, 6/24/04                                        (h)1,339          1,339
Sears Credit Card Account Master
  1.15%, 10/15/04                                       (h)2,437          2,437
SWIFT 2001
  1.12%, 1/15/04                                        (h)4,120          4,120
Target Credit Card Master Trust
   1.15%, 7/26/04                                       (h)2,404          2,404
UBS Securities LLC
  1.11%, 10/1/03                                          17,818         17,818
Westdeutsche Landesbank N.Y.
  1.05%, 11/17/03                                       (h)3,042          3,042
-------------------------------------------------------------------------------
                                                                         65,392
===============================================================================
REPURCHASE AGREEMENT (0.3%)
J.P. Morgan Securities, Inc.
  0.80%, dated 9/30/03, due 10/1/03                     (f)1,039          1,039
-------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
U.S. Treasury Bill
  0.94%, 1/15/04                                        (j)1,000            997
-------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $67,428)                            67,428
===============================================================================
TOTAL INVESTMENTS (116.6%) (COST $456,125) --
  INCLUDING $64,574 OF SECURITIES LOANED                                403,712
===============================================================================

                                                          AMOUNT         AMOUNT
                                                           (000)          (000)
-------------------------------------------------------------------------------
OTHER ASSETS (3.8%)
  Cash                                               $       622
  Interest Receivable                                      6,881
  Receivable for Investments Sold                          4,826
  Receivable for Portfolio Shares Sold                       927
  Other                                                       13    $    13,269
-------------------------------------------------------------------------------
LIABILITIES (-20.4%)
  Collateral for Securities Loaned, at Value             (65,392)
  Payable for Investments Purchased                       (3,277)
  Payable for Portfolio Shares Redeemed                     (786)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                             (437)
  Payable for Investment Advisory Fees                      (371)
  Due to Broker                                             (320)
  Payable for Trustees' Fees and
    Expenses                                                 (69)
  Payable for Administrative Fees                            (31)
  Payable for Custodian Fees                                  (3)
  Payable for Distribution Fee -- Adviser
    Class                                                     (3)
  Other Liabilities                                          (37)       (70,726)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $   346,255
===============================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                     $   902,011
Undistributed (Distributions in Excess of) Net
  Investment Income                                                       3,898
Accumulated Net Realized Gain (Loss)                                   (506,115)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                 (52,413)
  Foreign Currency Exchange Contracts and Translations                     (420)
  Futures Contracts                                                        (706)
-------------------------------------------------------------------------------
NET ASSETS                                                          $   346,255
===============================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                          $   330,990
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 62,405,054 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $      5.30
===============================================================================
INVESTMENT CLASS:
NET ASSETS                                                          $     1,329
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 250,065 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $      5.31
===============================================================================
ADVISER CLASS:
NET ASSETS                                                          $    13,936
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,625,854 outstanding shares of beneficial
    interest (unlimited authorization, no par value)                $      5.31
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

HIGH YIELD PORTFOLIO

(a)     Non-income producing security
(b)     Issuer is in default.
(c)     All or a portion of security on loan at September 30, 2003.
(d) Security was valued at fair value -- At September 30, 2003, the Portfolio held $133,000 of fair valued securities, representing 0.04% of net assets.
(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(g) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2003. Maturity date disclosed is the ultimate maturity date.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
@       Value/Face Amount is less than $500.
DEM     German Mark
EUR     Euro
PIK     Payment-in-Kind
TRAINS  Targeted Return Index Security

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                 NET
  CURRENCY                              IN                    UNREALIZED
     TO                              EXCHANGE                APPRECIATION
  DELIVER       VALUE    SETTLEMENT    FOR         VALUE    (DEPRECIATION)
   (000)        (000)       DATE      (000)        (000)       (000)
--------------------------------------------------------------------------
EUR    4,500   $ 5,246    10/24/03  US$  5,089    $ 5,089     $ (157)
EUR    5,520     6,436    10/24/03  US$  6,246      6,246       (190)
EUR    3,495     4,075    10/24/03  US$  3,951      3,951       (124)
SEK   10,000     1,287    12/19/03  US$  1,234      1,234        (53)
US$    1,570     1,570    10/24/03  EUR  1,385      1,615         45
US$    1,124     1,124    10/24/03  EUR  1,000      1,166         42
               -------                            -------     ------
               $19,738                            $19,301     $ (437)
               =======                            =======     ======

EUR -- Euro
SEK -- Swedish Krona
US$ -- U.S. Dollar

FUTURES CONTRACTS:

   The Portfolio had the following futures contract(s) open at period end:

                                                                         NET
                                                                      UNREALIZED
                              NUMBER                                APPRECIATION
                                OF         VALUE      EXPIRATION    (DEPRECIATION)
                             CONTRACTS     (000)        DATE            (000)
--------------------------------------------------------------------------------
SHORT:

U.S. Treasury
  5 yr. Note                   311        $35,289     Dec - 03          $ (458)
U.S. Treasury
  10 yr. Note                   11          1,261     Dec - 03             (28)
U.S. Treasury
  Long Bond                     36          4,038     Dec - 03            (220)
                                                                        ------
                                                                        $ (706)
                                                                        ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the one-year period ended September 30, 2003, the Portfolio's Institutional Class Shares had a total return of 4.12% compared to 6.01% for the Lehman Intermediate Government/Credit Index ("the Index").

FACTORS AFFECTING PERFORMANCE

U.S. market rates and yield spreads were quite volatile during the one-year period. U.S. Treasury securities yields declined sharply through mid-June 2003 before rising over the balance of the period. Most corporate bond yield spreads fell during the fiscal year; mortgage spreads experienced little net change despite a significant degree of interim volatility.

The Portfolio's below-Index interest-rate sensitivity (IRS) strategy had an unfavorable impact on relative returns during the period. The Portfolio's investment-grade credit requirements and underweight in bank issues also limited its ability to benefit from the sharp decline in corporate yield spreads. With mortgages having no representation in the Index, the Portfolio's mortgage holdings also served as a drag on relative performance versus short- and intermediate-duration Treasuries.

The Portfolio's underweight in Agency debentures and opportunistic holdings of non-dollar issues did not have a material impact on relative performance.

MANAGEMENT STRATEGIES

The Portfolio maintained an Index-like exposure to corporate bond yield spread changes. Insurance issues continued to offer the most value and comprise a material part of the corporate credit allocation; to a lesser extent, we also emphasized issues in the paper and auto-related areas. Banking and other higher-quality issuers remained rich, thereby justifying an underweight in these sectors.

Consistent with the view that most high-quality non-Treasury sectors did not offer sufficient value, the Portfolio also maintained a large underweight in Agency debentures.

Higher-coupon mortgages continued to offer the best relative value in the mortgage sector, and represented the bulk of the Portfolio's overweight in this area. Prices and yields of these securities continued to anticipate extremely fast prepayment assumptions; this strategy would benefit in an environment where actual prepayments continue to be slower than or equal to the prepayment speeds assumed in prevailing prices and yields.

With Treasury yields still at or near levels that assume a very pessimistic economic growth forecast, we believed that a defensive, below-Index interest-rate sensitivity (IRS) posture was warranted to preserve capital. The bulk of the underweight was in the five-year part of the yield curve, which is the maturity range most vulnerable to a change in the market's pessimistic economic growth forecast.

Opportunistic holdings of selected euro-zone corporate and sovereign non-dollar issues comprised less than 1% of the Portfolio, and remained currency-hedged to the U.S. dollar.

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

                  INTERMEDIATE DURATION                 LEHMAN INTERMEDIATE
        PORTFOLIO - INSTITUTIONAL CLASS                  GOV'T/CREDIT INDEX
**                           5000000                          5000000
95                           5569290                          5572230
96                           5918750                          5858190
97                           6447250                          6338150
98                           7000030                          6999440
99                           7045110                          7043310
 0                           7456350                          7483510
 1                           8457080                          8448660
 2                           9143640                          9132590
 3                           9520500                          9682000

*  Minimum Investment
** Commenced operations on October 3, 1994.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class shares will vary based upon the different inception date and fees assessed to that class.

PERFORMANCE COMPARED TO THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX(1)

                                           TOTAL RETURNS(2)
                                       ------------------------
                                                 AVERAGE ANNUAL
                                               ----------------
                                        ONE     FIVE      SINCE
                                       YEAR    YEARS  INCEPTION
---------------------------------------------------------------
Portfolio -- Institutional Class(3)    4.12%    6.34%      7.42%
Index -- Institutional Class           6.01     6.70       7.63
Portfolio -- Investment Class(4)       3.97       --       7.82
Index -- Investment Class              6.01       --       8.34

(1) The Lehman Intermediate Government/Credit Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3) Commenced operations on October 3, 1994.
(4) Commenced offering on August 16, 1999.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS

INTERMEDIATE DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (123.8%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.8%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 3/20/25-1/20/28                              $      558   $      571
    5.625%, 11/20/25-11/20/27                                   253          263
    5.75%, 8/20/25-9/20/27                                      116          118
--------------------------------------------------------------------------------
                                                                             952
================================================================================
AGENCY FIXED RATE MORTGAGES (64.1%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    2.75%, 8/15/06                                           12,380       12,580
    11.00%, 7/1/13                                               26           29
  Gold Pools:
    6.50%, 4/1/26-8/1/32                                      2,100        2,193
    7.00%, 6/1/28-6/1/32                                        783          828
    7.50%, 5/1/30-6/1/32                                        812          869
    8.00%, 6/1/30-9/1/31                                      1,651        1,777
    8.50%, 7/1/30-7/1/31                                        550          591
    9.50%, 12/1/22                                               68           76
    10.00%, 6/1/17                                               67           75
  October TBA
    6.50%, 10/15/49                                        (i)2,650        2,767
Federal National Mortgage Association,
  Conventional Pools:
    7.00%, 9/1/31-11/1/32                                     5,701        6,034
    7.50%, 8/1/29-3/1/32                                      6,303        6,726
    8.00%, 10/1/30-9/1/31                                     1,433        1,547
    8.50%, 8/1/30                                                37           39
    9.50%, 12/1/17-12/1/21                                    1,017        1,133
    10.00%, 7/1/18-5/1/22                                        38           43
  October TBA
    4.50%, 10/25/18                                        (i)6,200        6,250
    5.00%, 10/25/33                                       (i)16,950       16,950
    6.50%, 10/25/32                                        (i)9,000        9,380
    7.00%, 10/25/33                                          (i)800          845
    7.50%, 10/25/33                                        (i)1,000        1,066
  November TBA
    6.50%, 11/25/33                                        (i)5,150        5,361
Government National Mortgage Association,
  Various Pools:
    9.50%, 11/15/16-12/15/21                                    510          566
    10.00%, 1/15/16-3/15/25                                     763          861
    10.50%, 3/15/16-2/15/18                                     104          118
    11.00%, 3/15/10-6/15/20                                     334          378
    11.50%, 6/15/13                                              20           23
    12.00%, 12/15/12-5/15/14                                     21           24
    12.50%, 12/15/10                                              7            9
--------------------------------------------------------------------------------
                                                                          79,138
================================================================================
ASSET BACKED CORPORATES (23.6%)
American Express Credit Account Master Trust
    1.69%, 1/15/09                                              650          641
    5.53%, 10/15/08                                             600          650
Bank One Issuance Trust
    2.94%, 6/16/08                                       $      900   $      920
BMW Vehicle Owner Trust
    4.46%, 5/25/07                                              750          786
Capital Auto Receivables Asset Trust
    2.92%, 4/15/08                                            1,100        1,123
    4.50%, 10/15/07                                             850          888
Chase Credit Card Master Trust
    5.50%, 11/17/08                                             595          647
Chase Manhattan Auto Owner Trust
    4.21%, 1/15/09                                              750          783
    4.24%, 9/15/08                                              700          731
Citibank Credit Card Issuance Trust
    2.70%, 1/15/08                                              700          711
    4.10%, 12/7/06                                              500          516
    4.40%, 5/15/07                                            1,000        1,046
    6.90%, 10/15/07                                             875          961
    7.45%, 9/15/07                                              185          202
Connecticut RRB Special Purpose Trust
    5.36%, 3/30/07                                              287          297
DaimlerChrysler Auto Trust
    3.09%, 1/8/08                                               900          922
    4.49%, 10/6/08                                              800          837
Detroit Edison Securitization Funding LLC
    5.51%, 3/1/07                                               387          402
Fleet Credit Card Master Trust II
    2.75%, 4/15/08                                              950          967
Ford Credit Auto Owner Trust
    3.13%, 11/15/06                                           1,000        1,026
    3.79%, 9/15/06                                              800          830
    4.14%, 12/15/05                                             382          388
    4.75%, 8/15/06                                              200          210
Harley-Davidson Motorcycle Trust
    2.63%, 11/15/10                                             600          609
    2.78%, 5/15/11                                              800          810
    3.09%, 6/15/10                                              600          615
    4.50%, 1/15/10                                              700          730
Honda Auto Receivables Owner Trust
    2.48%, 7/18/08                                              900          909
    2.70%, 4/15/08                                              500          507
    2.77%, 11/21/08                                             800          810
    3.50%, 10/17/05                                             318          321
    4.49%, 9/17/07                                              800          838
MBNA Master Credit Card Trust
    3.90%, 11/15/07                                             550          571
    6.90%, 1/15/08                                              115          126
National City Auto Receivables Trust
    4.04%, 7/15/06                                              647          656
Nissan Auto Receivables Owner Trust
    3.58%, 9/15/05                                              321          324
    4.60%, 9/17/07                                              600          628
    4.80%, 2/15/07                                              625          647
Nordstrom Private Label Credit Card Master Note Trust
    4.82%, 4/15/10                                           (e)450          477

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Volkswagen Auto Lease Trust
    2.36%, 12/20/05                                      $    1,000   $    1,009
Whole Auto Loan Trust
    2.58%, 3/15/10                                              900          904
William Street Funding Corp.
    1.41%, 4/23/06                                         (e)1,100        1,101
--------------------------------------------------------------------------------
                                                                          29,076
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (2.3%)
Federal Home Loan Mortgage Corporation
    6.50%, 3/15/28                                              900          913
    Inv Fl IO
    6.88%, 3/15/32                                            2,661          220
    IO
    5.00%, 9/15/14                                            2,018          172
    6.00%, 5/1/31                                             1,007          116
    6.50%, 4/1/28-8/1/28                                      2,211          276
    7.00%, 2/15/32                                              583           75
    8.00%, 1/1/28-7/1/31                                         86           14
Federal National Mortgage Association
    Inv Fl IO
    6.98%, 12/25/29                                             418           23
    IO
    6.00%, 7/25/33-8/25/33                                    2,554          451
    6.50%, 7/1/31                                               771           95
    7.00%, 4/25/33                                            1,627          226
    8.00%, 5/1/30                                                55            9
    9.00%, 11/1/26                                              133           21
    IO PAC
    8.00%, 8/18/27                                              147           23
Government National Mortgage Association
    Inv Fl IO
    6.83%, 12/16/25                                             730           74
    6.875%, 9/16/27                                             465           46
    6.88%, 5/16/32                                              712           66
--------------------------------------------------------------------------------
                                                                           2,820
================================================================================
FINANCE (12.2%)
AIG SunAmerica Global Financing VI
    6.30%, 5/10/11                                           (e)420          472
American General Finance Corp.
    5.875%, 7/14/06                                             475          519
BancWest Corp.
    6.93%, 12/1/03                                           (e)350          353
Bank of America Corp.
    3.875%, 1/15/08                                             165          170
    4.75%, 10/15/06                                             170          181
Bank of New York Co., Inc. (The)
    5.20%, 7/1/07                                                85           92
Bank One Corp.
    6.00%, 2/17/09                                              355          395
CIT Group, Inc.
    2.875%, 9/29/06                                             130          131
    6.50%, 2/7/06                                               240          262
Citicorp
    6.75%, 8/15/05                                       $      140   $      153
Citigroup, Inc.
    5.625%, 8/27/12                                             150          161
    6.00%, 2/21/12                                              250          277
Countrywide Home Loans, Inc.
    3.25%, 5/21/08                                              277          273
EOP Operating LP
    6.763%, 6/15/07                                             400          448
Equitable Life Assurance Society U.S.A.
    6.95%, 12/1/05                                           (e)275          303
Farmers Insurance Exchange
    8.625%, 5/1/24                                           (e)300          306
FleetBoston Financial Corp.
    7.25%, 9/15/05                                              245          270
Ford Motor Credit Corp.
    6.875%, 2/1/06                                              160          170
    7.25%, 10/25/11                                             620          647
General Electric Capital Corp.
    5.375%, 3/15/07                                             695          755
General Motors Acceptance Corp.
    6.875%, 9/15/11                                             520          540
Goldman Sachs Group, Inc.
    6.875%, 1/15/11                                             295          339
Hartford Financial Services Group, Inc.
    2.375%, 6/1/06                                              250          249
    7.75%, 6/15/05                                              300          330
    7.90%, 6/15/10                                               60           72
Household Finance Corp.
    5.875%, 2/1/09                                               35           38
    6.08%, 3/8/06                                               119          124
    6.40%, 6/17/08                                              235          264
International Lease Finance Corp.
    3.75%, 8/1/07                                               120          125
J.P. Morgan Chase & Co.
    5.25%, 5/30/07                                              165          179
    6.00%, 2/15/09                                              170          187
John Hancock Global Funding II
    7.90%, 7/2/10                                            (e)510          618
Lehman Brothers Holdings, Inc.
    8.25%, 6/15/07                                              273          323
Marsh & McLennan Cos., Inc.
    5.375%, 3/15/07                                             160          175
    6.625%, 6/15/04                                             225          233
MBNA Corp.
    6.125%, 3/1/13                                              375          401
Metropolitan Life Insurance Co.
    6.30%, 11/1/03                                           (e)445          447
Monumental Global Funding II
    6.05%, 1/19/06                                           (e)285          312
Prime Property Funding II
    7.00%, 8/15/04                                           (e)120          125
Prudential Funding, LLC
    6.60%, 5/15/08                                           (e)470          533

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FINANCE (CONT'D)
Simon Property Group LP
    6.35%, 8/28/12                                       $       60   $       66
    6.375%, 11/15/07                                            315          350
SLM Corp.
    5.00%, 10/1/13                                              185          187
TIAA Global Markets
    5.00%, 3/1/07                                            (e)710          773
Toyota Motor Credit Corp.
    5.65%, 1/15/07                                              385          426
Vornado Realty Trust
    5.625%, 6/15/07                                             110          117
Wachovia Corp.
    4.95%, 11/1/06                                              245          264
Washington Mutual, Inc.
    8.25%, 4/1/10                                               150          183
World Financial Properties
    6.91%, 9/1/13                                            (e)693          774
--------------------------------------------------------------------------------
                                                                          15,092
================================================================================
INDUSTRIALS (14.7%)
Aetna, Inc.
    7.375%, 3/1/06                                              100          111
    7.875%, 3/1/11                                              225          269
Albertson's, Inc.
    7.50%, 2/15/11                                              435          507
Altria Group, Inc.
    7.65%, 7/1/08                                               120          131
Amerada Hess Corp.
    6.65%, 8/15/11                                              325          356
America West Airlines, Inc.
    7.10%, 10/2/22                                              263          272
Anthem Insurance Cos., Inc.
    6.80%, 8/1/12                                               115          132
    9.125%, 4/1/10                                           (e)190          239
AOL Time Warner, Inc.
    6.125%, 4/15/06                                             205          222
    6.75%, 4/15/11                                              205          229
Ashland, Inc.
    7.83%, 8/15/05                                              120          130
AT&T Corp.
    7.30%, 11/15/11                                             220          254
AT&T Wireless Services, Inc.
    7.875%, 3/1/11                                              165          192
BAT International Finance plc
    4.875%, 2/25/09                                             160          189
BHP Finance USA Ltd.
    4.80%, 4/15/13                                              135          138
Boeing Capital Corp.
    5.75%, 2/15/07                                               55           60
    6.10%, 3/1/11                                               165          178
    6.50%, 2/15/12                                               60           66
Cendant Corp.
    6.25%, 3/15/10                                              160          174
Centex Corp.
    7.875%, 2/1/11                                       $      120   $      142
Cigna Corp.
    6.375%, 10/15/11                                             55           59
Clear Channel Communications, Inc.
    7.65%, 9/15/10                                              125          148
Comcast Corp.
    6.50%, 1/15/15                                              220          242
ConAgra Foods, Inc.
    6.00%, 9/15/06                                              260          286
Conoco Funding Co.
    6.35%, 10/15/11                                             170          192
ConocoPhillips, Inc.
    8.50%, 5/25/05                                              230          255
Constellation Energy Group, Inc.
    6.35%, 4/1/07                                                50           55
Continental Airlines, Inc.
    6.545%, 2/2/19                                               61           60
    6.648%, 3/15/19                                             264          252
Cooper Industries, Inc.
    5.25%, 7/1/07                                               160          172
CVS Corp.
    3.875%, 11/1/07                                              65           66
    5.625%, 3/15/06                                             365          396
    6.204%, 10/10/25                                          (e)55           59
DaimlerChrysler N.A. Holding Corp.
    6.40%, 5/15/06                                              215          233
Delphi Corp.
    6.125%, 5/1/04                                              220          224
Deutsche Telekom International Finance BV
    8.00%, 6/15/10                                              200          245
Devon Financing Corp. ULC
    6.875%, 9/30/11                                              60           69
Electronic Data Systems Corp.
    6.00%, 8/1/13                                            (e)110          106
    7.125%, 10/15/09                                             60           63
Federated Department Stores, Inc.
    7.90%, 5/1/46                                               265          297
FedEx Corp.
    6.875%, 2/15/06                                             145          159
France Telecom S.A.
    7.00%, 12/23/09                                              50           67
General Mills, Inc.
    3.875%, 11/30/07                                             85           87
General Motors Acceptance Corp.
    4.50%, 7/15/06                                              310          317
Goodrich Corp.
    7.625%, 12/15/12                                             75           86
GTE Corp.
    6.36%, 4/15/06                                              465          512
Hertz Corp.
    7.00%, 7/1/04                                               270          277
Honeywell International, Inc.
    5.125%, 11/1/06                                             520          564

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Hutchison Whampoa International Ltd.
    6.50%, 2/13/13                                       $   (e)105   $      109
Hyatt Equities LLC
    6.875%, 6/15/07                                          (e)210          222
Inco Ltd..
    7.75%, 5/15/12                                              240          284
International Paper Co.
    5.30%, 4/1/15                                               110          109
    5.85%, 10/30/12                                             125          133
Johnson Controls, Inc.
    5.00%, 11/15/06                                             255          275
Kerr McGee Corp.
    5.875%, 9/15/06                                             125          136
Kraft Foods, Inc.
    5.25%, 6/1/07                                               115          123
    5.625%, 11/1/11                                              45           47
    6.25%, 6/1/12                                               120          132
Kroger Co.
    6.80%, 4/1/11                                               485          554
Lenfest Communications, Inc.
    7.625%, 2/15/08                                              40           46
Lockheed Martin Corp.
    8.20%, 12/1/09                                              100          124
Marathon Oil Corp.
    5.375%, 6/1/07                                              120          129
    6.00%, 7/1/12                                               130          141
Marriott International, Inc.
    7.00%, 1/15/08                                           (h)125          142
    8.125%, 4/1/05                                              140          153
Masco Corp.
    4.625%, 8/15/07                                             140          147
May Department Stores Co. (The)
    5.95%, 11/1/08                                              295          325
    6.875%, 11/1/05                                              85           93
MeadWestvaco Corp.
    6.85%, 4/1/12                                               105          118
Miller Brewing Co.
    4.25%, 8/15/08                                           (e)140          144
Mohawk Industries, Inc.
    6.50%, 4/15/07                                              125          139
News America, Inc.
    4.75%, 3/15/10                                            (e)70           72
    6.625%, 1/9/08                                              300          337
Norfolk Southern Corp.
    7.875%, 2/15/04                                              30           31
Olivetti Finance N.V.
    5.875%, 1/24/08                                              90          113
Pemex Project Funding Master Trust
    7.875%, 2/1/09                                              200          227
    9.125%, 10/13/10                                            175          210
Petro Canada
    4.00%, 7/15/13                                               60           56
Raytheon Co.
    8.30%, 3/1/10                                        $      225   $      275
Safeway, Inc.
    6.15%, 3/1/06                                               230          249
Sappi Papier Holding AG
    6.75%, 6/15/12                                           (e)105          116
Sealed Air Corp.
    5.625%, 7/15/13                                          (e)120          122
Southwest Airlines Co.
    5.496%, 11/1/06                                              90           98
Systems 2001 Asset Trust LLC
    6.664%, 9/15/13                                          (e)333          373
TCI Communications, Inc.
    8.00%, 8/1/05                                               190          209
Union Pacific Corp.
    3.625%, 6/1/10                                              110          106
    6.34%, 11/25/03                                             400          403
    6.79%, 11/9/07                                              110          125
UnitedHealth Group, Inc.
    5.20%, 1/17/07                                               25           27
    7.50%, 11/15/05                                             200          223
Verizon Global Funding Corp.
    7.25%, 12/1/10                                              140          164
Verizon New England, Inc.
    6.50%, 9/15/11                                              200          225
Waste Management, Inc.
    6.875%, 5/15/09                                             130          147
Wellpoint Health Networks, Inc.
    6.375%, 6/15/06                                             180          199
Weyerhaeuser Co.
    6.125%, 3/15/07                                             115          126
    6.75%, 3/15/12                                              545          606
--------------------------------------------------------------------------------
                                                                          18,203
================================================================================
SOVEREIGN (1.0%)
Province of Quebec
    6.125%, 1/22/11                                             550          623
United Mexican States
    8.375%, 1/14/11                                             115          137
    8.625%, 3/12/08                                             385          458
--------------------------------------------------------------------------------
                                                                           1,218
================================================================================
U.S. TREASURY SECURITIES (3.5%)
U.S. Treasury Note
    3.875%, 2/15/13                                           4,300        4,298
--------------------------------------------------------------------------------
UTILITIES (1.6%)
Appalachian Power Co.
    3.60%, 5/15/08                                              240          239
Carolina Power & Light Co.
    5.125%, 9/15/13                                             185          190
Cincinnati Gas & Electric Co.
    5.70%, 9/15/12                                              100          106
Consolidated Natural Gas Co.
    5.375%, 11/1/06                                             540          583
Detroit Edison Co.
    6.125%, 10/1/10                                             100          111

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
UTILITIES (CONT'D)
Duke Energy Corp.
    4.50%, 4/1/10                                        $      105   $      107
Exelon Corp.
    6.75%, 5/1/11                                                90          102
Florida Power & Light Co.
    4.85%, 2/1/13                                                55           56
Public Service Electricity & Gas Co.
    5.00%, 1/1/13                                               145          149
Ras Laffan Liquefied Natural Gas Co., Ltd.
    8.294%, 3/15/14                                          (e)130          152
TXU Energy Co.
    7.00%, 3/15/13                                            (e)90           98
Wisconsin Electric Power Co.
    4.50%, 5/15/13                                              140          140
--------------------------------------------------------------------------------
                                                                           2,033
================================================================================
TOTAL FIXED INCOME SECURITIES (COST $149,058)                            152,830
================================================================================

                                                             SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (0.3%)
MORTGAGES -- OTHER (0.3%)
Home Ownership Funding Corp.
    13.331% (COST $319)                                      (e)650          347
--------------------------------------------------------------------------------

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.0%)
COMMERCIAL PAPER (0.5%)
Kraft Foods, Inc.
    1.33%, 11/21/03                                      $      600          599
--------------------------------------------------------------------------------
DISCOUNT NOTES (4.1%)
Federal National Mortgage Association
    1.052%, 12/15/03                                          5,000        4,989
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.0%)
J.P. Morgan Securities, Inc.
    0.80%, dated 9/30/03, due 10/1/03                         (f)34           34
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
U.S. Treasury Bills
    0.94%, 1/15/04                                           (j)100          100
    1.00%, 3/25/04                                           (j)400          398
--------------------------------------------------------------------------------
                                                                             498
================================================================================
    TOTAL SHORT-TERM INVESTMENTS (COST $6,120)                             6,120
================================================================================
TOTAL INVESTMENTS (129.1%)
    (COST $155,497)                                                      159,297
================================================================================

                                                             AMOUNT       AMOUNT
                                                              (000)        (000)
--------------------------------------------------------------------------------
OTHER ASSETS (15.2%)
  Cash                                                   $       73
  Receivable for Investments Sold                            14,696
  Receivable for Forward Commitments                          2,863
  Interest Receivable                                           941
  Receivable for Portfolio Shares Sold                          238
  Other                                                           6   $   18,817
--------------------------------------------------------------------------------
LIABILITIES (-44.3%)
  Payable for Forward Commitments                           (44,823)
  Payable for Investments Purchased                          (9,016)
  Net Unrealized Depreciation on Swap
    Agreements                                                 (489)
  Interest Payable for Swap Agreements                         (135)
  Payable for Investment Advisory Fees                         (115)
  Payable for Portfolio Shares Redeemed                         (38)
  Net Unrealized Depreciation on Foreign
    Currency Exchange Contracts                                 (18)
  Payable for Administrative Fees                               (13)
  Payable for Shareholder Servicing Fees--
    Investment Class                                            (12)
  Payable for Trustees' Fees and Expenses                        (5)
  Payable for Custodian Fees                                     (1)
  Other Liabilities                                             (17)     (54,682)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $  123,432
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $  121,274
Undistributed (Distributions in Excess of) Net
  Investment Income                                                          658
Accumulated Net Realized Gain (Loss)                                      (1,776)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                    3,800
  Foreign Currency Translations                                              (18)
  Futures Contracts                                                          (17)
  Swap Agreements                                                           (489)
--------------------------------------------------------------------------------
NET ASSETS                                                            $  123,432
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                            $   23,991
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,286,446 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                        $    10.49
================================================================================
INVESTMENT CLASS:
NET ASSETS                                                            $   99,441
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 9,508,283 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                        $    10.46
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERMEDIATE DURATION PORTFOLIO

(e)     144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)     Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO      Interest Only
PAC     Planned Amortization Class
TBA     To be announced

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                        NET
CURRENCY                           IN                UNREALIZED
   TO                           EXCHANGE            APPRECIATION
 DELIVER   VALUE   SETTLEMENT      FOR     VALUE   (DEPRECIATION)
  (000)    (000)      DATE        (000)    (000)        (000)
-----------------------------------------------------------------
EUR  165   $ 192   10/24/03     US$  183   $ 183       $   (9)
EUR  157     183   10/24/03     US$  174     174           (9)
           -----                           -----       -------
           $ 375                           $ 357       $  (18)
           =====                           =====       =======

EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                              NET
                                                           UNREALIZED
                      NUMBER                              APPRECIATION
                        OF        VALUE      EXPIRATION  (DEPRECIATION)
                    CONTRACTS     (000)         DATE         (000)
-----------------------------------------------------------------------
LONG:

  U.S. Treasury
    10 yr. Note        141      $  16,162     Dec - 03     $      399

SHORT:

  Euro Dollar
    Short Bond          10          2,472     Dec - 03            (45)
  U.S. Treasury
    2 yr. Note          29          6,252     Dec - 03            (31)
  U.S. Treasury
    5 yr. Note         133         15,091     Dec - 03           (288)
  Euro Dollar
    Short Bond          10          2,471     Mar - 04            (52)
                                                           ----------
                                                           $      (17)
                                                           ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

PERFORMANCE

For the fiscal year ended September 30, 2003 the Portfolio had a total return of 20.65% compared to 17.80% for Citigroup World ex US Index ("the Index").

FACTORS AFFECTING PERFORMANCE

Global bond yields declined through the second quarter of 2003 and then rose sharply during the third quarter. The Portfolio's underweight exposure to Japanese government bonds added to relative returns as yields in Japan rose on net for the year. Small underweight exposures to bonds in other countries had little net impact on performance.

The U.S. dollar depreciated over the year, delivering large absolute returns for the Portfolio and its Index. Relative to the Index the Portfolio underweighted the U.S. dollar in favor of the Canadian, Australian, and New Zealand dollars, and the Euro, adding to its relative returns.

Relative returns also received a significant boost from an overweight exposure to the Euro versus the yen, as the former currency appreciated strongly over the year. This exposure was closed late in the report year as undervaluation of the Euro was largely reversed.

The Portfolio also maintained a small exposure to corporate bonds denominated in Euro and Sterling. During the year these bonds outperformed the government bonds in the Index.

MANAGEMENT STRATEGIES

During the year the Portfolio took a defensive approach to interest rate risk. Historically low yields in many markets represented a very pessimistic outlook for global growth, and offered poor compensation against even a modest economic recovery.

Currency strategy in the Portfolio followed its long term strategy of favoring undervalued currencies that offered attractive yield premiums. During the year this led to overweight exposures in the dollars of Canada, Australia, and new Zealand, as well as the Euro, versus underweight positions in the U.S. dollar and Yen.

The Portfolio maintained a strategic exposure to a diversified set of corporate bonds denominated in nondollar currencies. The yield premium on these bonds offers attractive compensation versus their expected credit costs.

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT SINCE INCEPTION

                        FISCAL YEAR ENDED SEPTEMBER 30
           INTERNATIONAL FIXED INCOME      CITIGROUP WORLD GOV'T
      PORTFOLIO - INSTITUTIONAL CLASS         BOND EX-U.S. INDEX
**                         5000000                    5000000
94                         5050380                    5135530
95                         5876640                    6048870
96                         6236640                    6293050
97                         6264380                    6239090
98                         6914910                    6884810
99                         6850910                    6988620
 0                         6286970                    6439210
 1                         6515000                    6726140
 2                         7183950                    7429520
 3                         8667500                    8752000

*  Minimum Investment
** Commenced operations on April 29, 1994.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP WORLD GOVERNMENT BOND EX-U.S. INDEX(1)

                                              TOTAL RETURNS(2)
                                         ---------------------------
                                                     AVERAGE ANNUAL
                                                   -----------------
                                           ONE      FIVE      SINCE
                                          YEAR     YEARS  INCEPTION
--------------------------------------------------------------------
Portfolio -- Institutional Class(3)      20.65%     4.62%      6.01%
Index -- Institutional Class             17.80      4.92       6.12

(1) The Citigroup World Government Bond Ex-U.S. Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on April 29, 1994.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (72.4%)
BRITISH POUND (4.1%)
United Kingdom Treasury Bond
    6.00%, 12/7/28                                     GBP      500   $      998
    6.75%, 11/26/04                                           2,175        3,742
--------------------------------------------------------------------------------
                                                                           4,740
================================================================================
DANISH KRONE (4.0%)
Kingdom of Denmark
    5.00%, 8/15/05                                     DKK   28,200        4,634
--------------------------------------------------------------------------------
EURO (53.6%)
Adecco Financial Service Bermuda Ltd.
    6.00%, 3/15/06                                     EUR      225          279
AXA
    6.75%, 12/15/20                                          (h)325          422
BAT International Finance plc
    4.875%, 2/25/09                                             355          419
Clear Channel Communications, Inc.
    6.50%, 7/7/05                                               275          337
Colt Telecom Group plc
    7.625%, 7/31/08                                              82           86
Corning, Inc.
    6.25%, 2/18/10                                              100          112
Deutsche Bank AG
    5.125%, 1/31/13                                             200          242
Deutsche Bundesrepublik
    6.00%, 1/5/06                                             6,500        8,162
    6.25%, 1/4/24                                             6,235        8,733
Deutsche Telekom International Finance BV
    6.375%, 7/11/06                                             375          471
Fixed Link Finance BV
    5.75%, 8/1/25                                            (h)300          369
FKI plc
    6.625%, 2/22/10                                             100          122
France Telecom S.A.
    7.00%, 12/23/09                                             350          469
General Motors Acceptance Corp.
    5.75%, 2/14/06                                              200          242
GIE Suez Alliance
    5.50%, 2/20/09                                              200          249
Goldman Sachs Group, Inc.
    6.50%, 10/6/10                                              400          531
Government of Finland
    9.50%, 3/15/04                                            2,173        2,617
Government of France O.A.T.
    6.50%, 4/25/11                                           11,325       15,587
    8.50%, 10/25/19                                           2,500        4,246
Government of Spain
    5.15%, 7/30/09                                              @--          @--
Hammerson plc
    6.25%, 6/20/08                                              200          256
Household Finance Corp.
    5.125%, 6/24/09                                             300          370
International Bank for Reconstruction & Development
    7.125%, 4/12/05                                           2,664        3,327
MBNA American-Euro Structured Offering
    5.125%, 4/19/08                                    EUR      511   $      632
MBNA Europe Funding plc
    5.75%, 2/20/04                                              225          265
Republic of Austria
    3.40%, 10/20/04                                           4,000        4,731
Republic of Italy BTPS
    9.50%, 2/1/06                                               @--          @--
Securitas AB
    6.125%, 3/14/08                                             200          256
Syngenta Luxembourg Finance II S.A.
    5.50%, 7/10/06                                              195          242
Treuhandanstalt
    7.50%, 9/9/04                                             5,110        6,260
United Utilities Water plc
    6.625%, 11/8/07                                             275          359
Vivendi Environnement
    5.875%, 6/27/08                                             250          315
VNU N.V.
    6.625%, 5/30/07                                             300          386
WPP Group plc
    6.00%, 6/18/08                                              360          454
Xerox Corp.
    9.75%, 1/15/09                                               90          114
--------------------------------------------------------------------------------
                                                                          61,662
================================================================================
JAPANESE YEN (7.1%)
Ford Motor Credit Co.
    1.20%, 2/7/05                                      JPY   65,000          581
Government of Japan
    1.10%, 9/20/12                                          856,000        7,531
--------------------------------------------------------------------------------
                                                                           8,112
================================================================================
SWEDISH KRONA (3.6%)
Swedish Government
    6.00%, 2/9/05                                      SEK   30,450        4,089
--------------------------------------------------------------------------------
    TOTAL FIXED INCOME SECURITIES (COST $70,734)                          83,237
================================================================================
SHORT-TERM INVESTMENTS (13.6%)
DISCOUNT NOTES (11.3%)
Federal Home Loan Bank
    1.04%, 10/24/03                                      $    5,000        4,997
Federal Home Loan Mortgage Corporation
    1.07%, 12/15/03                                           3,000        2,993
Federal National Mortgage Association
    1.03%, 10/15/03                                           2,000        1,999
    1.07%, 11/26/03                                           3,000        2,995
--------------------------------------------------------------------------------
                                                                          12,984
================================================================================
REPURCHASE AGREEMENT (2.2%)
J.P. Morgan Securities, Inc.
    0.80%, dated 9/30/03, due 10/1/03                      (f)2,572        2,572
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bill
    1.00%, 3/25/04                                           (j)100          100
--------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $15,655)                                 15,656
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (86.0%)
  (COST $86,389)                                                      $   98,893
================================================================================

                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS (14.7%)
  Cash                                                  $         1
  Receivable for Investments Sold                            11,693
  Interest Receivable                                         2,200
  Due from Broker                                             1,512
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                               1,197
  Receivable for Portfolio Shares Sold                          310
  Other                                                           5       16,918
--------------------------------------------------------------------------------
LIABILITIES (-0.7%)
  Payable for Investments Purchased                            (705)
  Payable for Investment Advisory Fees                          (99)
  Payable for Portfolio Shares Redeemed                         (34)
  Payable for Administrative Fees                               (11)
  Payable for Trustees' Fees and Expense                         (6)
  Payable for Custodian Fees                                     (3)
  Other Liabilities                                             (21)        (879)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $  114,932
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   93,687
Undistributed (Distributions in Excess of)
  Net Investment Income                                                    8,560
Accumulated Net Realized Gain (Loss)                                      (1,345)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                   12,504
  Foreign Currency Exchange Contracts and
    Translations                                                           1,288
  Futures Contracts                                                          238
--------------------------------------------------------------------------------
NET ASSETS                                                            $  114,932
================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 9,645,459 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                     $    11.92
================================================================================

(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
@    Value/Face Amount is less than $500.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION AT PERIOD END
(UNAUDITED)

                                                                         PERCENT
                                                            VALUE         OF NET
INDUSTRY                                                    (000)         ASSETS
--------------------------------------------------------------------------------
Sovereign                                                $   74,656         64.9%
Finance                                                       3,285          2.9
Industrial                                                    4,372          3.8
Utilities                                                       924          0.8
Short-Term Investments                                       15,656         13.6
--------------------------------------------------------------------------------
                                                         $   98,893         86.0%
================================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                            NET
  CURRENCY                                    IN                        UNREALIZED
     TO                                    EXCHANGE                    APPRECIATION
   DELIVER      VALUE     SETTLEMENT         FOR            VALUE     (DEPRECIATION)
    (000)       (000)        DATE            000)           (000)          (000)
------------------------------------------------------------------------------------
CHF  6,175    $   4,688    10/22/03     US$      4,507    $   4,507     $    (181)
DKK  3,445          540    12/18/03     US$        519          519           (21)
DKK 15,500        2,430    12/18/03     US$      2,338        2,338           (92)
EUR 10,023       11,691    10/06/03     US$     11,669       11,669           (22)
EUR  7,380        8,604    10/24/03     US$      8,345        8,345          (259)
EUR    920        1,072    10/24/03     US$      1,043        1,043           (29)
EUR  5,745        6,698    10/24/03     US$      6,498        6,498          (200)
SEK 24,055        3,096    12/19/03     US$      3,011        3,011           (85)
US$  1,621        1,621    11/20/03     AUD      2,495        1,691            70
US$  5,739        5,739    11/21/03     CAD      8,070        5,968           229
US$  1,137        1,137    10/22/03     CHF      1,510        1,147            10
US$    704          704    10/06/03     EUR        604          705             1
US$  6,646        6,646    10/24/03     EUR      5,815        6,779           133
US$  2,797        2,797    10/24/03     EUR      2,485        2,897           100
US$  7,529        7,529    10/24/03     EUR      6,470        7,543            14
US$    954          954    10/22/03     GBP        605        1,005            51
US$ 15,636       15,636    11/10/03     JPY  1,820,000       16,347           711
US$ 13,540       13,540    11/10/03     JPY  1,576,700       14,162           622
US$  3,187        3,187    11/10/03     JPY    371,000        3,332           145
              ---------                                   ---------     ---------
              $  98,309                                   $  99,506     $   1,197
              =========                                   =========     =========

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona
US$ -- U.S. Dollar

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

INTERNATIONAL FIXED INCOME PORTFOLIO

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                      NUMBER                                   APPRECIATION
                        OF           VALUE      EXPIRATION    (DEPRECIATION)
                     CONTRACTS       (000)         DATE            (000)
------------------------------------------------------------------------------
LONG:
  Euro - Dollar
  Short Bond            36         $  4,837      Dec - 03          $  112

  Japanese
  10 yr. Bond           12           14,745      Dec - 03             126
                                                                   ------
                                                                   $  238
                                                                   ======

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

LIMITED DURATION PORTFOLIO

The Limited Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government Sponsored Index, which generally ranges between zero and three years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio returned 2.65%, compared to 2.88% for the Citigroup 1 -3 Year Treasury/Government Sponsored Index ("the Index").

FACTORS AFFECTING PERFORMANCE

The economic environment for the first six months of the fiscal year was persistently sluggish, despite accommodative monetary and fiscal policy. This lead to additional Fed easing, which allowed the yield curve to steepen with interest rates three years and shorter falling considerably through mid year of 2003.

Economic growth began to accelerate in the second and third quarter of 2003, resulting in a considerable rise in longer-term Treasury yields early in the third quarter. The Portfolio maintained an interest rate risk position that was shorter than the benchmark throughout the year, which detracted from return for the first nine months of the period. As rates rose in the summer months some of the relative return was recovered.

Corporate bond yield spreads narrowed dramatically during the year, particularly in the first six months of the period. Improved earnings and strengthening balance sheets were the catalysts in allowing the oversold sector to recover throughout the year. The Portfolio's overweighted positions in the corporate and asset-backed sectors added considerably to relative return for the year. The Portfolio's underweight in Agency securities detracted from return.

The drop in intermediate interest rates and mortgage rates that occurred in 2002 and early 2003 allowed for a significant refinancing boom in the U.S. housing market. The corresponding increase in prepayment risk allowed for volatile performance in the mortgage sector of the market. The Portfolio's overweighted position in the mortgage sector detracted slightly from relative return during the year as prepayments in higher coupon sectors eroded the otherwise attractive yield.

MANAGEMENT STRATEGIES

The Portfolio maintained an interest rate sensitivity that was roughly .5 years short of the benchmark for most of the year. This strategy reflected our view that the market was too pessimistic about the chances for economic recovery. While we were early in this strategy, adherence to our disciplined valuation methodology was rewarded late in the period.

The Portfolio maintained overweighted exposure to the corporate sector throughout the period based on the extremely attractive valuations available after a disastrous period for corporate bonds in 2002. Certain less attractive higher quality bonds were sold later in the period following strong relative performance. Asset-backed securities continued to be an important part of the corporate strategy.

The Portfolio maintained an overweight in the mortgage sector that emphasized holdings of higher coupon agency securities. The strategy was focused on capturing attractive value created by the market's excessive fear of prepayments. This strategy was also not rewarded until the third quarter of 2003 when intermediate yields rose and prepayment fears subsided.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                      FISCAL YEAR ENDED SEPTEMBER 30
       LIMITED DURATION PORTFOLIO     CITIGROUP 1-3 TREASURY/GOV'T
            - INSTITUTIONAL CLASS                  SPONSORED INDEX
93                     5000000                          5000000
94                     5020160                          5055510
95                     5419220                          5465240
96                     5715870                          5776670
97                     6114730                          6172950
98                     6489470                          6660720
99                     6723500                          6879790
 0                     7151930                          7287720
 1                     7883490                          8063650
 2                     8287620                          8541970
 3                     8507500                          8788000

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE CITIGROUP 1-3 YEAR TREASURY/GOVERNMENT SPONSORED INDEX(1)

                                              TOTAL RETURNS(2)
                                         -------------------------
                                                    AVERAGE ANNUAL
                                                   ---------------
                                           ONE      FIVE       TEN
                                          YEAR     YEARS     YEARS
------------------------------------------------------------------
Portfolio -- Institutional Class(3)      2.65%      5.56%     5.46%
Index -- Institutional Class             2.88       5.70      5.80

(1) The Citigroup 1-3 Year Treasury/Government Sponsored Index is an unmanaged market index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on March 31, 1992.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS

LIMITED DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (107.6%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.5%)
Government National Mortgage Association,
  Adjustable Rate Mortgages:
    4.375%, 1/20/25-1/20/28                            $      1,712   $    1,753
    5.625%, 12/20/25-12/20/27                                   548          570
    5.75%, 7/20/27-9/20/27                                      480          491
--------------------------------------------------------------------------------
                                                                           2,814
================================================================================
AGENCY FIXED RATE MORTGAGES (40.8%)
Federal Home Loan Mortgage Corporation,
  Conventional Pools:
    2.75%, 8/15/06                                           45,510       46,244
    10.00%, 4/1/10-10/1/20                                      422          472
    10.50%, 12/1/14                                              49           55
    11.00%, 5/1/20                                               23           26
    11.50%, 4/1/11-1/1/18                                       188          212
  Gold Pools:
    6.50%, 9/1/19-4/1/33                                     66,306       69,249
    7.00%, 3/1/32                                                20           21
    7.50%, 6/1/28-8/1/32                                      3,903        4,175
    8.50%, 8/1/28-10/1/30                                       330          356
    10.00%, 10/1/21                                              37           42
    10.50%, 1/1/19-10/1/20                                      124          136
    11.50%, 8/1/10                                               20           23
    12.00%, 6/1/15-9/1/15                                        65           74
  October TBA
    7.50%, 10/15/31                                        (i)5,575        5,958
Federal National Mortgage Association,
  Conventional Pools:
    7.00%, 3/1/30-6/1/32                                     15,877       16,795
    7.50%, 9/1/29-7/1/32                                     16,987       18,129
    8.00%, 12/1/29-8/1/31                                     1,072        1,157
    9.50%, 11/1/20                                              104          116
    10.00%, 12/1/15-9/1/16                                      171          191
    10.50%, 12/1/16                                              59           66
    11.00%, 7/1/20                                               56           63
    11.50%, 11/1/19                                              87           99
    12.00%, 5/1/14-8/1/20                                        16           17
    12.50%, 2/1/15                                               33           38
  October TBA
    4.50%, 10/25/18                                       (i)27,500       27,723
    7.00%, 10/25/33                                       (i)22,725       24,018
    7.50%, 10/25/33                                       (i)14,250       15,194
  November TBA
    6.50%, 11/25/33                                       (i)18,600       19,361
Government National Mortgage Association,
  Various Pools:
    9.00%, 11/15/16-1/15/17                                     533          590
    9.50%, 12/15/17-12/15/21                                    646          716
    10.00%, 11/15/09-7/15/22                                  1,174        1,324
    10.50%, 11/15/18-8/15/21                                    102          114
    11.00%, 1/15/10-1/15/21                                     656          745
    11.50%, 2/15/13-11/15/19                                    403          461
--------------------------------------------------------------------------------
                                                                         253,960
================================================================================
ASSET BACKED CORPORATES (17.9%)
American Express Credit Account Master Trust
    1.69%, 1/15/09                                     $      4,060   $    4,004
    5.53%, 10/15/08                                           2,400        2,598
Asset Securitization Corp.
    6.50%, 2/14/43                                               38           38
Bank One Issuance Trust
    2.94%, 6/16/08                                            3,300        3,372
BMW Vehicle Owner Trust
    4.46%, 5/25/07                                            2,300        2,411
Capital Auto Receivables Asset Trust
    2.64%, 3/17/08                                            1,800        1,827
    4.50%, 10/15/07                                           1,950        2,037
Chase Credit Card Master Trust
    5.50%, 11/17/08                                           3,310        3,599
Chase Manhattan Auto Owner Trust
    4.21%, 1/15/09                                            2,500        2,612
    4.24%, 9/15/08                                            1,900        1,983
Citibank Credit Card Issuance Trust
    2.70%, 1/15/08                                            2,500        2,539
    4.10%, 12/7/06                                            1,300        1,342
    4.40%, 5/15/07                                            3,700        3,869
    6.90%, 10/15/07                                           3,365        3,696
    7.45%, 9/15/07                                              665          727
Connecticut RRB Special Purpose Trust
    5.36%, 3/30/07                                              728          752
DaimlerChrysler Auto Trust
    3.09%, 1/8/08                                             4,550        4,661
    4.49%, 10/6/08                                            2,800        2,929
    7.23%, 1/6/05                                               184          187
Detroit Edison Securitization Funding LLC
    5.51%, 3/1/07                                             1,741        1,808
Fleet Credit Card Master Trust II
    2.75%, 4/15/08                                            3,200        3,258
Ford Credit Auto Owner Trust
    3.13%, 11/15/06                                           3,505        3,595
    3.79%, 9/15/06                                            3,550        3,682
    4.14%, 12/15/05                                             956          971
    4.75%, 8/15/06                                              600          630
Harley-Davidson Motorcycle Trust
    2.63%, 11/15/10                                           2,000        2,029
    2.78%, 5/15/11                                            3,500        3,543
    3.09%, 6/15/10                                            2,350        2,408
    4.50%, 1/15/10                                            2,500        2,607
Honda Auto Receivables Owner Trust
    2.48%, 7/18/08                                            3,100        3,133
    2.70%, 4/15/08                                            2,000        2,030
    2.77%, 11/21/08                                           4,000        4,050
    3.50%, 10/17/05                                           1,080        1,090
    4.49%, 9/17/07                                            2,400        2,513
Household Automotive Trust
    3.68%, 4/17/06                                            2,294        2,317
MBNA Credit Card Master Note Trust
    3.90%, 11/15/07                                           1,700        1,765

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
MBNA Master Credit Card Trust
    1.23%, 2/15/07                                     $   (h)2,675   $    2,676
    6.60%, 4/16/07                                            1,600        1,694
National City Auto Receivables Trust
    4.04%, 7/15/06                                            1,554        1,576
Nissan Auto Receivables Owner Trust
    3.58%, 9/15/05                                            1,082        1,092
    4.60%, 9/17/07                                            2,050        2,146
    4.80%, 2/15/07                                            1,625        1,682
Nordstrom Private Label Credit Card
  Master Note Trust
    4.82%, 4/15/10                                         (e)1,200        1,273
Volkswagen Auto Lease Trust
    2.36%, 12/20/05                                           3,750        3,786
Whole Auto Loan Trust
    2.58%, 3/15/10                                            4,700        4,723
William Street Funding Corp.
    1.41%, 4/23/06                                      (e)(h)4,400        4,405
--------------------------------------------------------------------------------
                                                                         111,665
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (0.7%)
Federal Home Loan Mortgage Corporation
    6.50%, 3/15/28                                            4,000        4,056
    8.00%, 7/15/06                                              317          317
--------------------------------------------------------------------------------
                                                                           4,373
================================================================================
FINANCE (8.7%)
AIG SunAmerica Global Financing VI
    5.20%, 5/10/04                                           (e)830          850
American General Finance Corp.
    4.625%, 9/1/10                                              580          594
    5.875%, 7/14/06                                           1,165        1,273
Anthem, Inc.
    4.875%, 8/1/05                                            1,120        1,176
BancWest Corp.
    6.93%, 12/1/03                                         (e)1,075        1,085
Bank of America Corp.
    3.875%, 1/15/08                                             530          547
    4.75%, 10/15/06                                             925          987
Bank of New York Co., Inc. (The)
    5.20%, 7/1/07                                               415          449
Bank One Corp.
    6.00%, 2/17/09                                              474          528
CIT Group, Inc.
    2.875%, 9/29/06                                             625          628
    6.50%, 2/7/06                                             1,215        1,328
Citicorp, Inc.
    5.50%, 8/9/06                                               995        1,081
    6.375%, 11/15/08                                          1,000        1,128
    6.75%, 8/15/05                                              650          710
Countrywide Home Loans, Inc.
    3.25%, 5/21/08                                            1,235        1,216
EOP Operating LP
    6.50%, 6/15/04                                     $      1,020   $    1,055
    6.763%, 6/15/07                                           1,075        1,203
Farmers Insurance Exchange
    8.50%, 8/1/04                                            (e)680          694
FleetBoston Financial Corp.
    7.25%, 9/15/05                                            1,160        1,281
Ford Motor Credit Corp.
    6.50%, 1/25/07                                            2,400        2,536
    6.875%, 2/1/06                                              780          830
General Electric Capital Corp.
    5.375%, 3/15/07                                           3,025        3,287
General Motors Acceptance Corp.
    4.50%, 7/15/06                                            1,505        1,537
    6.125%, 8/28/07                                           1,370        1,448
    6.75%, 1/15/06                                               60           64
Goldman Sachs Group, Inc.
    4.125%, 1/15/08                                           1,480        1,531
Hartford Financial Services Group, Inc.
    2.375%, 6/1/06                                              545          544
    7.75%, 6/15/05                                            1,638        1,800
Hartford Life, Inc.
    6.90%, 6/15/04                                              285          295
Household Finance Corp.
    6.375%, 10/15/11                                            285          317
    6.40%, 6/17/08                                              535          600
    6.75%, 5/15/11                                              530          604
International Lease Finance Corp.
    3.75%, 8/1/07                                               500          519
J.P. Morgan Chase & Co.
    5.25%, 5/30/07                                              780          844
    6.00%, 2/15/09                                              285          314
    7.00%, 11/15/09                                             170          194
John Hancock Financial Services, Inc.
    5.625%, 12/1/08                                             865          950
John Hancock Global Funding II
    5.625%, 6/27/06                                        (e)1,210        1,317
    7.90%, 7/2/10                                            (e)625          758
Lehman Brothers Holdings, Inc.
    8.25%, 6/15/07                                            1,800        2,129
Marsh & McLennan Cos., Inc.
    5.375%, 3/15/07                                             635          694
    6.625%, 6/15/04                                           1,030        1,067
MBNA Corp.
    6.125%, 3/1/13                                            1,395        1,491
Metropolitan Life Insurance Co.
    6.30%, 11/1/03                                         (e)1,555        1,561
Monumental Global Funding II
    6.05%, 1/19/06                                         (e)1,160        1,268
Nationwide Mutual Insurance Co.
    6.50%, 2/15/04                                         (e)1,198        1,220
Prime Property Funding II
    7.00%, 8/15/04                                           (e)295          308

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FINANCE (CONT'D)
Prudential Insurance Co. of America
    6.375%, 7/23/06                                    $   (e)1,115   $    1,237
Simon Property Group LP
    6.375%, 11/15/07                                          1,770        1,969
TIAA Global Markets
    5.00%, 3/1/07                                            (e)500          544
Vornado Realty Trust
    5.625%, 6/15/07                                             500          534
Wachovia Corp.
    4.95%, 11/1/06                                            1,195        1,289
World Financial Properties
    6.91%, 9/1/13                                            (e)416          464
    6.95%, 9/1/13                                            (e)613          686
--------------------------------------------------------------------------------
                                                                          54,563
================================================================================
INDUSTRIALS (10.1%)
Aetna, Inc.
    7.375%, 3/1/06                                            1,100        1,226
Altria Group, Inc.
    7.65%, 7/1/08                                               510          557
Amerada Hess Corp.
    6.65%, 8/15/11                                            1,455        1,594
AOL Time Warner, Inc.
    6.125%, 4/15/06                                           1,045        1,133
    6.15%, 5/1/07                                               670          736
Ashland, Inc.
    7.83%, 8/15/05                                              500          541
AT&T Corp.
    7.00%, 11/15/06                                             635          715
Boeing Capital Corp.
    5.75%, 2/15/07                                            1,265        1,369
Cendant Corp.
    6.25%, 1/15/08-3/15/10                                    1,190        1,303
Centex Corp.
    9.75%, 6/15/05                                              295          332
Clear Channel Communications, Inc.
    7.65%, 9/15/10                                              570          676
Comcast Corp.
    5.85%, 1/15/10                                              900          973
ConAgra Foods, Inc.
    6.00%, 9/15/06                                            1,003        1,103
ConocoPhillips Holding Co.
    5.90%, 4/15/04                                              980        1,004
ConocoPhillips, Inc.
    8.50%, 5/25/05                                              685          760
Constellation Energy Group, Inc.
    6.35%, 4/1/07                                               315          347
Cooper Industries, Inc.
    5.25%, 7/1/07                                               660          711
COX Communications, Inc.
    7.75%, 8/15/06                                              500          571
CVS Corp.
    5.50%, 2/15/04                                            1,525        1,548
    5.625%, 3/15/06                                             320          347
DaimlerChrysler N.A. Holding Corp.
    6.40%, 5/15/06                                     $      1,460   $    1,584
Delphi Corp.
    6.125%, 5/1/04                                            1,295        1,320
Deutsche Telekom International Finance BV
    8.00%, 6/15/10                                              880        1,076
Federated Department Stores, Inc.
    6.625%, 9/1/08                                              475          540
    7.90%, 5/1/46                                               790          885
FedEx Corp.
    6.875%, 2/15/06                                             525          575
General Mills, Inc.
    3.875%, 11/30/07                                            360          369
GTE Corp.
    6.36%, 4/15/06                                            1,960        2,156
Hertz Corp.
    7.00%, 7/1/04                                               935          959
Honeywell International, Inc.
    5.125%, 11/1/06                                           2,000        2,171
Hyatt Equities LLC
    6.875%, 6/15/07                                          (e)850          899
Inco Ltd.
    7.75%, 5/15/12                                              865        1,024
International Paper Co.
    3.80%, 4/1/08                                             1,000        1,007
Johnson Controls, Inc.
    5.00%, 11/15/06                                             820          885
Kerr McGee Corp.
    5.875%, 9/15/06                                             430          466
Kraft Foods, Inc.
    5.25%, 6/1/07                                             1,055        1,131
Kroger Co.
    7.625%, 9/15/06                                           2,280        2,589
Lockheed Martin Corp.
    8.20%, 12/1/09                                              450          557
Lowe's Cos., Inc.
    7.50%, 12/15/05                                           1,015        1,137
Marathon Oil Corp.
    5.375%, 6/1/07                                            1,320        1,421
Marriott International, Inc.
    8.125%, 4/1/05                                              730          795
Masco Corp.
    4.625%, 8/15/07                                             485          508
May Department Stores Co. (The)
    6.875%, 11/1/05                                             960        1,048
McDonnell Douglas Corp.
    6.875%, 11/1/06                                             370          407
Miller Brewing Co.
    4.25%, 8/15/08                                           (e)690          709
Mohawk Industries, Inc.
    6.50%, 4/15/07                                              320          357
News America, Inc.
    4.75%, 3/15/10                                         (e)1,320        1,363

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Norfolk Southern Corp.
    7.875%, 2/15/04                                    $        725   $      742
Pemex Project Funding Master Trust
    7.875%, 2/1/09                                              490          556
    8.00%, 11/15/11                                             990        1,119
Raytheon Co.
    6.75%, 8/15/07                                              470          530
    8.30%, 3/1/10                                               460          563
Safeway, Inc.
    6.15%, 3/1/06                                             1,050        1,139
Southwest Airlines Co.
    5.496%, 11/1/06                                             520          566
Target Corp.
    7.50%, 2/15/05                                              715          772
TCI Communications, Inc.
    8.00%, 8/1/05                                               525          579
Union Pacific Corp.
    3.625%, 6/1/10                                              480          464
    5.84%, 5/25/04                                              500          512
    6.79%, 11/9/07                                            1,590        1,799
UnitedHealth Group, Inc.
    5.20%, 1/17/07                                              115          124
    7.50%, 11/15/05                                             985        1,099
Verizon Global Funding Corp.
    6.125%, 6/15/07                                           1,075        1,192
    7.25%, 12/1/10                                              400          469
Waste Management, Inc.
    6.875%, 5/15/09                                             575          652
Wellpoint Health Networks, Inc.
    6.375%, 6/15/06                                             770          850
Weyerhaeuser Co.
    6.125%, 3/15/07                                             505          554
    6.75%, 3/15/12                                            2,430        2,703
Wisconsin Electric Power Co.
    4.50%, 5/15/13                                              530          528
--------------------------------------------------------------------------------
                                                                          62,996
================================================================================
SOVEREIGN (1.0%)
Province of Quebec
    5.50%, 4/11/06                                            1,645        1,781
    6.125%, 1/22/11                                             845          957
United Mexican States
    8.375%, 1/14/11                                           1,690        2,011
    8.625%, 3/12/08                                           1,265        1,507
--------------------------------------------------------------------------------
                                                                           6,256
================================================================================
U.S. TREASURY SECURITIES (27.2%)
U.S. Trasury Notes
    6.00%, 8/15/04                                           18,000       18,767
    6.50%, 8/15/05                                           35,000       38,305
    6.75%, 5/15/05                                           28,500       31,003
    7.25%, 8/15/04                                           55,000       57,941
    7.875%, 11/15/04                                         22,000       23,654
--------------------------------------------------------------------------------
                                                                         169,670
================================================================================
UTILITIES (0.7%)
Appalachian Power Co.
    3.60%, 5/15/08                                     $      1,015   $    1,011
Consolidated Natural Gas Co.
    5.375%, 11/1/06                                           2,015        2,175
Duke Energy Corp.
    4.50%, 4/1/10                                               575          588
Ras Laffan Liquefied Natural Gas Co., Ltd.
    7.628%, 9/15/06                                          (e)297          316
--------------------------------------------------------------------------------
                                                                           4,090
================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $661,917)                          670,387
================================================================================

                                                             SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (0.2%)
MORTGAGES -- OTHER (0.2%)
Home Ownership Funding Corp.
    13.331% (COST $883)                                    (e)1,800          963
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.3%)
COMMERCIAL PAPER (0.5%)
Kraft Foods, Inc.
    1.33%, 11/21/03                                    $      3,000        2,994
--------------------------------------------------------------------------------
DISCOUNT NOTES (3.2%)
Federal Home Loan Mortgage Corporation
    1.07%, 12/15/03                                          15,000       14,968
Federal National Mortgage Association
    2.10%, 12/15/03                                           5,000        4,989
--------------------------------------------------------------------------------
                                                                          19,957
================================================================================
REPURCHASE AGREEMENT (6.5%)
J.P. Morgan Securities, Inc.
    0.80%, dated 9/30/03, due 10/1/03                     (f)40,639       40,639
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Bills
    0.94%, 1/15/04                                           (j)650          648
    1.00%, 3/25/04                                           (j)200          199
--------------------------------------------------------------------------------
                                                                             847
================================================================================
    TOTAL SHORT-TERM INVESTMENTS (COST $64,436)                           64,437
================================================================================
TOTAL INVESTMENTS (118.1%)
    (COST $727,236)                                                      735,787
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

LIMITED DURATION PORTFOLIO

                                                             AMOUNT       AMOUNT
                                                              (000)        (000)
--------------------------------------------------------------------------------
OTHER ASSETS (3.0%)
  Cash                                                 $        133
  Receivable for Forward Commitments                          6,612
  Interest Receivable                                         5,381
  Receivable for Investments Sold                             5,030
  Receivable for Portfolio Shares Sold                        1,187
  Other                                                          26   $   18,369
--------------------------------------------------------------------------------
LIABILITIES (-21.1%)
  Payable for Forward Commitments                           (98,416)
  Payable for Investments Purchased                         (30,827)
  Due to Broker                                              (1,185)
  Payable for Investment Advisory Fees                         (443)
  Payable for Portfolio Shares Redeemed                        (391)
  Payable for Administrative Fees                               (46)
  Payable for Trustees' Fees and Expenses                       (13)
  Payable for Custodian Fees                                     (3)
  Other Liabilities                                             (31)    (131,355)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $  622,801
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $  619,203
Undistributed (Distributions in Excess of)                                 1,406
  Net Investment Income
Accumulated Net Realized Gain (Loss)                                      (2,618)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                    8,551
  Futures Contracts                                                       (3,741)
--------------------------------------------------------------------------------
NET ASSETS                                                            $  622,801
================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
Applicable to 58,467,894 outstanding shares of beneficial
  interest (unlimited authorization, no par value)                    $    10.65

(e)  144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)  Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
TBA  To be announced

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                      NUMBER                                   APPRECIATION
                        OF           VALUE      EXPIRATION    (DEPRECIATION)
                     CONTRACTS       (000)         DATE            (000)
----------------------------------------------------------------------------
LONG:
  U.S. Treasury
    2 yr. Note          329        $ 70,930      Dec - 03        $    877

SHORT:

  Euro - Dollar
    Short Bond           12           2,966      Dec - 03             (55)

  U.S. Treasury
    5 yr. Note          608          68,989      Dec - 03          (1,489)

  U.S. Treasury
    10 yr. Note         779          89,293      Dec - 03          (3,011)

  Euro - Dollar
    Short Bond           12           2,965      Mar - 04             (63)
                                                                 --------
                                                                 $ (3,741)
                                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

MUNICIPAL PORTFOLIO

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax. The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Federal Home Loan Mortgage Corp, Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio had a total return of 4.19% compared to 4.32% for the Index (a 50%/50% blend of the Lehman 5&10 Year Municipal Indices).

FACTORS AFFECTING PERFORMANCE

We employed a defensive posture for most of the year in order to help protect principal from an anticipated rise in interest rates. Accordingly, the interest rate sensitivity of the Portfolio was less than the benchmark for most of the period. While rates did rise modestly during the period, this strategy had a material negative impact on relative performance mainly due to the yield give-up associated with having less interest rate risk than the market.

The Portfolio was positioned to benefit if municipals outperformed Treasury issues. After detracting from returns early in the period, this strategy did add value for the year a whole as municipals have performed very well relative to Treasury bonds during the last quarter. This performance benefit was roughly offset by security selection decisions in the municipal sector.

Opportunistic exposure to corporate bonds, particularly lower quality issues, had a large positive impact on performance relative to the Index. An improving economy, more conservative balance sheet management, strong cash flow, and lower volatility all combined to allow corporate bonds to register historically strong returns for the period.

MANAGEMENT STRATEGIES

We continued to position the Portfolio defensively because our analysis indicated that interest rates were significantly below fair value and unsustainable at current levels. The duration of the portfolio has been less than that of the market in order to help preserve principal in the event of anticipated rising interest rates.

In the municipal sector, we have been focused on capturing the relative cheapness in longer issues relative to the intermediate issues that comprise the benchmark. To accomplish this, we emphasized longer maturity issues and have been hedging exposure to changes in Treasury rates. Holdings continued to have higher than average call protection and credit quality.

While still attractive, strong performance has reduced our undervaluation in the corporate sector.

We continued to have an opportunistic exposure to selected Agency mortgage backed securities. The high yield on these bonds has been attractive compensation for prepayment risk presenting a potentially attractive value opportunity.

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                              FISCAL YEAR ENDED SEPTEMBER 30
      MUNICIPAL PORTFOLIO -        LEHMAN 5 YEAR         LEHMAN 10 YEAR                BLENDED
        INSTITUTIONAL CLASS      MUNICIPAL INDEX        MUNICIPAL INDEX        MUNICIPAL INDEX
93               5000000              5000000                5000000                5000000
94               4767910              5018950                4908330                4722040
95               5405420              5465640                5487870                5331630
96               5916870              5701110                5753300                5665170
97               6418020              6081630                6299940                6123020
98               6880270              6492630                6855450                6599700
99               6888040              6593520                6823800                6635530
 0               7346750              6911660                7259570                7007420
 1               8131810              7578790                7985480                7696130
 2               8722870              8173770                8741910                8362850
 3               9088000              8572000                9071500                8724500

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE COMPARED TO THE LEHMAN 5 YEAR MUNICIPAL INDEX, LEHMAN 10 YEAR MUNICIPAL INDEX AND BLENDED MUNICIPAL INDEX(1)

                                                           TOTAL RETURNS(2)
                                                         --------------------
                                                                   AVERAGE
                                                                    ANNUAL
                                                                -------------
                                                          ONE    FIVE     TEN
                                                         YEAR   YEARS   YEARS
-----------------------------------------------------------------------------
Portfolio -- Institutional Class (3)                     4.19%   5.72%   6.16%
Lehman 5 Year Municipal Index -- Institutional Class     4.87    5.71    5.54
Lehman 10 Year Municipal Index -- Institutional Class    3.77    5.76    6.14
Blend Municipal Index -- Institutional Class             4.32    5.74    5.72

(1) The Lehman 5 Year Municipal Index, the Lehman 10 Year Municipal Index and the Blended Municipal Index, are all unmanaged market indices. The Blended Municipal Index is comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on October 1, 1992

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES (103.9%)
MUNICIPAL BONDS (88.3%)
Allegheny County, PA Hospital Development
  Authority Revenue Bonds
    9.25%, 11/15/15                                    $      1,300   $    1,279
Allegheny County, PA Industrial Development
  Authority Revenue Bonds
    4.75%, 12/1/32                                              525          525
Austin, TX Convention Enterprises, Inc., Revenue
  Bonds
    6.70%, 1/1/28                                               400          415
Austin, TX Water & Wastewater System Revenue
  Bonds (MBIA)
    5.25%, 11/15/13                                           4,100        4,629
Badger TOB Asset Securitization Corp., WI, Revenue
  Bonds
    6.125%, 6/1/27                                            1,350        1,210
Beaver County Industrial Development Authority, PA
  Pollution Control Revenue Bonds
    4.65%, 6/1/33                                               750          754
Berks County, PA (FGIC)
    Zero Coupon, 5/15/19                                      1,250          602
    Zero Coupon, 11/15/20                                     1,000          440
Brazos River Authority Texas Pollution Collateral
  Revenue Bonds
    5.40%, 10/1/29                                              325          332
Brunswick County, NC, General Obligation Bonds
  (FGIC)
    5.00%, 5/1/17                                             1,700        1,844
Bucks County, PA Industrial Development Authority
  Revenue Bonds, Grand View Hospital SAVRS (AMBAC)
    1.65%, 7/3/12                                             1,650        1,650
Bucks County, PA Water & Sewer Authority Revenue
  Bonds (FGIC)
    5.50%, 2/1/08                                                50           53
Butler & Sedgwick Counties, KS Unified School District
  (FSA)
    5.85%, 9/1/17                                             1,375        1,582
California State Department of Water Resources Power
  Supply Revenue Bonds
    5.25%, 5/1/12                                             2,200        2,470
California State Department Water Reserve Power
  Supply Revenue Bond
    1.01%, 5/1/22                                             3,000        3,000
California State General Obligation Bonds
    5.25%, 2/1/14                                             1,375        1,505
Camden Industrial Development Board, AL Revenue
  Bonds
    1.00%, 12/1/24                                              625          653
Carbon County, PA Industrial Development Authority
  Revenue Bonds
    6.65%, 5/1/10                                               325          347
Carrollton, TX General Obligation Bonds (FSA)
    5.125%, 8/15/16                                           1,470        1,600
Center Township, PA Sewer Authority Revenue Bonds
  (MBIA)
    Zero Coupon, 4/15/17                               $        615   $      335
Cherokee County, GA School Systems, General
  Obligation Bonds (MBIA)
    5.00%, 8/1/13                                             1,000        1,118
Chicago, IL General Obligation Bonds (FGIC)
    Zero Coupon, 1/1/19                                       4,000        1,920
Chicago, IL Park District General Obligation Bonds
  (FGIC)
    4.70%, 1/1/20                                             3,000        3,061
Chicago, IL Wastewater Transmission, Revenue Bonds
  (MBIA)
    5.50%, 1/1/20                                             1,650        1,878
Children's Trust Fund Revenue Bonds
    5.375%, 5/15/33                                           2,040        1,808
    5.75%, 7/1/20                                             1,095        1,244
Clark County, WA School District General Obligation
  Bonds (FSA)
    5.00%, 6/1/13                                             2,500        2,782
Clear Creek, TX Independent School District (PSFG)
    4.50%, 2/15/20                                            2,000        2,015
    5.65%, 2/15/19                                            1,000        1,114
Cleveland, OH Airport Special Revenue Bonds
    5.50%, 12/1/08                                              750          638
Colorado E470 Public Highway Authority Revenue
  Bonds (MBIA)
    Zero Coupon, 9/1/29                                      18,900        4,750
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds (MBIA)
    4.375%, 3/1/14                                            1,400        1,477
    4.50%, 3/1/15                                             1,600        1,689
    4.60%, 3/1/16                                             1,000        1,055
Colorado Health Facilities Authority Revenue Bonds
    Zero Coupon, 7/15/20                                      1,000          441
Cook County, IL School District General Obligation
  Bonds (MBIA)
    Zero Coupon, 12/1/22                                      4,125        1,539
Corpus Christi, TX Business & Job Development Corp.
  (AMBAC)
    4.875%, 9/1/20                                            2,745        2,853
    5.00%, 9/1/21                                             1,590        1,657
Council Rock, PA School District General Obligation
  Bonds (MBIA)
    5.00%, 11/15/19                                           1,285        1,358
Cranberry Township, PA (FGIC)
    4.80%, 12/1/18                                            1,310        1,369
Crandall, TX Independent School District General
  Obligation Bonds
    Zero Coupon, 8/15/19                                      1,670          765
    Zero Coupon, 8/15/21                                      2,645        1,060
Crown Point, IN Multi-School Building Corp. Revenue
  Bonds (MBIA)
    Zero Coupon, 1/15/24                                      5,200        1,795

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Cypress-Fairbanks, TX Independent School District
    4.55%, 2/15/17                                     $      1,400   $    1,451
    4.80%, 2/15/19                                            1,650        1,707
Dallas Fort Worth, TX International Airport
  Facilities Improvement Corp. Revenue Bonds
    6.375%, 5/1/35                                            1,100          627
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds
  (FGIC)
    4.80%, 12/1/20                                            2,800        2,890
    4.90%, 12/1/21                                            1,800        1,857
Delaware County, PA Industrial Development Authority
  Revenue Bonds
    6.50%, 1/1/08                                               200          219
Delta County, MI Economic Development Corp. Revenue
  Bonds
    6.25%, 4/15/27                                              450          464
Denton, TX Utility System Revenue Bonds (AMBAC)
    5.00%, 12/1/16                                            1,865        2,009
Detroit, MI City School District General Obligation
  Bonds (FGIC)
    5.15%, 5/1/22                                             2,500        2,629
Director of the State of Nevada Department of
  Business & Industry Revenue Bonds
    5.625%, 12/1/26                                           1,100        1,098
Director of the State of Nevada Department of
  Business & Industry Revenue Bonds (AMBAC)
    Zero Coupon, 1/1/21                                       2,000          839
    Zero Coupon, 1/1/23                                       1,845          674
District of Columbia, George Washington
  University Revenue Bonds (MBIA)
    5.50%, 10/1/14                                            1,500        1,727
Dover, PA Area School District (FGIC)
    5.00%, 4/1/16                                             1,000        1,077
Eagle, IN - Union Middle School Building Revenue Bonds
  (AMBAC)
    4.90%, 7/5/16                                             1,000        1,063
    5.00%, 7/5/17                                             1,500        1,610
Eanes, TX Independent School District General
  Obligation Bonds
    4.80%, 8/1/19                                             1,365        1,419
    4.875%, 8/1/20                                            1,525        1,582
East Porter County, IN School Building Corp. Revenue
  Bonds (MBIA)
    4.70%, 7/15/12                                            1,025        1,086
Edgewood, TX Independent School District (PSFG)
    4.75%, 8/15/16                                            1,310        1,378
    4.85%, 8/15/17                                              880          925
Edinburg, TX Consolidated Independent School District
  General Obligation Bonds
    4.55%, 2/15/17                                            2,465        2,550
Elizabeth Forward, PA School District (MBIA)
    Zero Coupon, 9/1/11                                       1,250          939
Essex County, NJ Utility Authority Revenue Bonds
  (FSA)
    4.80%, 4/1/14                                             1,005        1,060
Everett, WA Water & Sewer Revenue Bonds
    5.00%, 7/1/13                                      $      1,630   $    1,815
    5.00%, 7/1/14                                             1,710        1,888
Fort Wayne, IN Hospital Authority Hospital
  Revenue Bonds (MBIA)
    4.70%, 11/15/11                                           1,100        1,169
Frisco, TX Independent School District (PSFG)
    Zero Coupon, 8/15/20                                      3,145        1,364
    Zero Coupon, 8/15/22                                      3,115        1,180
Geneva, IL Industrial Development Revenue Bonds (FSA)
    4.80%, 5/1/19                                             1,705        1,768
    4.90%, 5/1/20                                               700          726
Georgetown County, SC Pollution Control Facility
  Revenue Bonds
    5.125%, 2/1/12                                              725          757
Georgia State Housing & Financing Authority (FHA)
    5.875%, 12/1/19                                               5            5
Girard Area, PA School District (FGIC)
    Zero Coupon, 10/1/18                                        700          363
    Zero Coupon, 10/1/19                                        250          122
Grand Prairie, TX Independent School District General
  Obligation Bonds
    Zero Coupon, 2/15/14                                      2,240        1,444
Granite City, Madison County, IL Disposal Revenue
  Bonds SAVRS
    5.00%, 5/1/27                                               700          721
Grapevine, TX Certificates of Obligation (FGIC)
    5.75%, 8/15/17                                            1,000        1,136
Hawaii State Certificate of Participation (AMBAC)
    4.80%, 5/1/12                                             1,275        1,359
Hillsborough County FL, Industrial Development
  Authority Pollution Control Revenue Bonds
    4.00%, 5/15/18                                            1,625        1,623
Houston, TX Housing Finance Corp., Single Family
  Mortgage Revenue Bonds
    8.00%, 6/1/14                                                15           15
Houston, TX Water & Sewer System Revenue Bonds
  (FSA)
    5.50%, 12/1/25                                           12,350        3,782
Illinois Development Finance Authority Revenue Bonds
  (FGIC)
    Zero Coupon, 12/1/09                                      2,000        1,663
Illinois Development Finance Authority, Solid
  Waste Disposal Revenue Bonds
    5.85%, 2/1/07                                               110          117
Illinois Health Facilities Authority Revenue Bonds
  (MBIA)
    5.00%, 11/15/12                                           1,000        1,076
Indiana State University Revenue Bonds (FGIC)
    5.20%, 10/1/12                                            1,640        1,824
Indiana Transportation Finance Authority Highway
  Revenue Bonds (AMBAC)
    Zero Coupon, 12/1/16                                      1,695          942
Indianapolis, IN Airport Authority Revenue Bonds
    7.10%, 1/15/17                                              375          396

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Intermountain Power Agency, UT Power Supply
  Revenue Bonds
    Zero Coupon, 7/1/17                                $      1,750   $      929
Irving, TX Independent School District General
  Obligation Bonds
    Zero Coupon, 2/15/13                                      1,945        1,319
Kane & De Kalb Counties, IL Community Unit School
  District (AMBAC)
    Zero Coupon, 12/1/09                                        725          602
Kent State University, OH Revenue Bonds SAVRS (MBIA)
    1.45%, 5/1/32                                             3,000        3,000
King County, WA General Obligation Bonds (MBIA)
    5.00%, 12/1/19                                            1,075        1,132
Lake County, IL Community Consolidated School
  District General Obligation Bonds (MBIA)
    Zero Coupon, 12/1/19                                      4,110        1,866
    Zero Coupon, 12/1/20                                      4,290        1,822
    Zero Coupon, 12/1/21                                      4,375        1,737
Lakeview, MI Public School District General
  Obligation Bonds
    5.00%, 5/1/16                                             1,060        1,142
Leander, TX Independent School District General
  Obligation Bonds
    4.85%, 8/15/20                                            1,160        1,199
Long Island, NY Power Authority Electric System
  Revenue Bonds (FSA)
    Zero Coupon, 6/1/16                                       3,700        2,191
Madison & Jersey Counties, IL Unit School
  District General Obligation Bonds (FSA)
    Zero Coupon, 12/1/20                                      2,900        1,240
Maryland State Economic Development Corp.,
  Revenue Bonds
    7.50%, 12/1/14                                              350          319
Massachusetts State College Building Authority Project
  Revenue Bonds
    5.375%, 5/1/15                                            1,635        1,858
Massachusetts State Development Financing Agency
  Resource Recovery Revenue Bonds
    6.90%, 12/1/29                                              250          285
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds (MBIA)
    5.75%, 10/1/22                                            3,000        3,000
Massachusetts State Health & Educational Facilities
  Authority Revenue Bonds (AMBAC)
    4.80%, 7/1/12                                             1,665        1,769
Maury County, TN Industrial Development Board Solid
  Waste Disposal Revenue Bonds
    6.30%, 8/1/18                                             1,075        1,141
McKinney, TX Independent School District General
  Obligation Bonds
    4.75%, 2/15/20                                            1,155        1,184
Memphis-Shelby County, TN Airport Authority Special
  Facilities Revenue Bonds, Federal Express Corp.
    5.00%, 9/1/09                                               850          933
Metropolitan Pier & Exposition Authority, IL
  Dedicated State Tax Revenue Bonds (MBIA)
    Zero Coupon, 6/15/20                               $        925   $      614
    Zero Coupon, 12/15/23                                     4,250        1,474
Michigan City, IN Area-Wide School Building Corp.
  Revenue Bonds (FGIC)
    Zero Coupon, 1/15/17                                      2,000        1,081
    Zero Coupon, 1/15/18                                      3,000        1,525
    Zero Coupon, 1/15/20                                      1,750          784
Midland, TX Independent School District General
  Obligation Bonds (FGIC)
    5.95%, 3/1/18                                             1,225        1,402
Midland, TX Independent School District
  General Obligation Bonds (PSFG)
    Zero Coupon, 8/15/06                                        750          712
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
    4.875%, 6/1/19                                            2,070        2,158
    5.00%, 6/1/20                                             1,170        1,224
Minneapolis & St. Paul, MN Metropolitan Airports
  Commission
    6.50%, 4/1/25                                               405          373
Mobile, AL Industrial Development Board Solid
  Waste Family Mortgage Revenue Bonds,
    6.95%, 1/1/20                                               267            2
Montgomery County, PA Industrial Development
  Authority Pollution Control Revenue Bonds
    5.20%, 10/1/30                                              850          876
Montour, PA School District (MBIA)
    Zero Coupon, 1/1/13                                         300          208
Morton Grove, IL (FGIC)
    4.50%, 12/1/13                                            1,480        1,538
Nassau County, NY Improvement Bonds (FSA)
    6.00%, 3/1/17                                             1,275        1,471
Nebraska Investment Financing Authority Hospital
  Revenue Bonds SAVRS (MBIA)
    1.38%, 12/8/16                                            3,000        3,000
Nebraska Investment Financing Authority
  Revenue Bonds
    5.80%, 3/1/20                                                10           10
Nevada Housing Division (FHA)
    5.30%, 4/1/28                                               325          329
    5.70%, 10/1/27                                               30           30
New Jersey Economic Development Authority
  Revenue Bonds
    Zero Coupon, 4/1/12                                         625          451
New Orleans, LA Audubon Commission
  General Obligation Bonds (FSA)
    5.00%, 10/1/13                                            1,695        1,895
New York City, NY Industrial Development Agency
  Revenue Bonds (FSA)
    6.00%, 11/1/15                                            1,915        2,050
New York State Dormitory Authority Revenue Bonds
  (FGIC)
    5.10%, 2/15/11                                            1,250        1,365

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
New York State Dormitory Authority Revenue Bonds
  (FSA)
    5.10%, 2/15/11                                     $        825   $      901
Noblesville, IN High School Building Corp.(AMBAC)
    Zero Coupon, 2/15/19                                      1,850          886
North Carolina Municipal Power Agency, Electric
  Revenue Bonds
    6.625%, 1/1/10                                              850          995
North Harris, TX Montgomery Community College
  District General Obligation Bonds (FGIC)
    4.90%, 2/15/21                                            1,825        1,876
North Side, IN High School Building Corp.
  Revenue Bonds (FSA)
    5.25%, 7/15/13                                            2,910        3,290
North Slope Borough, AK (MBIA)
    Zero Coupon, 6/30/12                                      2,900        2,040
Northside, TX Independent School District General
  Obligation Bonds
    4.90%, 8/1/21                                             1,850        1,895
Okemos, MI Public School District (MBIA)
    Zero Coupon, 5/1/15                                         900          550
Orange County, FL Housing & Finance Authority Single
  Family Mortgage Revenue Bonds
    5.10%, 9/1/27                                               125          126
Ouachita Parish, LA West Ouachita Parish School
  District Revenue Bonds (MBIA)
    4.70%, 9/1/14                                             1,020        1,083
Pearland, TX Independent School District
    4.875%, 2/15/19                                           1,425        1,487
    4.90%, 2/15/20                                            1,505        1,562
Penn Hills Municipality, PA
    Zero Coupon, 6/1/12                                       1,615        1,102
    Zero Coupon, 12/1/13                                        500          315
Pennsylvania Convention Center Authority
    6.25%, 9/1/04                                                55           57
Pennsylvania Convention Center Authority (FGIC)
    6.70%, 9/1/16                                               500          627
Pennsylvania Housing & Finance Authority
    5.35%, 10/1/08                                               70           72
    5.55%, 10/1/12                                              185          188
Pennsylvania State Financing Authority School
  Revenue Bonds, Aliquippa School District
    Zero Coupon, 6/1/12                                         685          471
Pennsylvania State Public School Building Authority,
  Marple Newtown School District Project Revenue
  Bonds (MBIA)
    4.60%, 3/1/15                                             1,065        1,123
    4.70%, 3/1/16                                               715          753
Philadelphia, PA Authority For Industrial Development
  Special Facilities Revenue Bonds, Doubletree Hotel
    6.50%, 10/1/27                                              320          310
Philadelphia, PA Hospital Authority Revenue Bonds
    10.875%, 7/1/08                                              80           92
Philadelphia, PA Hospitals & Higher Education
  Facilities Authority Revenue Bonds
    6.15%, 7/1/05                                      $         50   $       54
Philadelphia, PA Water & Wastewater Revenue Bonds
  (FGIC)
    5.15%, 6/15/04                                               50           51
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
    6.50%, 4/1/11                                               185          216
Port Authority, NY & NJ Special Obligation Revenue
  Bonds
    7.00%, 10/1/07                                              500          523
Richardson, TX Hotel Occupancy Certificates of
  Obligation (FGIC)
    5.75%, 2/15/17                                            1,405        1,583
Richland County, SC Revenue Bonds
    6.10%, 4/1/23                                               725          749
Rio Grande City, TX Consolidated Independent School
  District General Obligation Bonds
    4.45%, 8/15/20                                            1,245        1,249
Robinson Township, PA Municipal Authority
    6.90%, 5/15/18                                              105          126
Rockport, IN Pollution Control Revenue Bonds SAVRS
    4.90%, 6/1/25                                               455          473
Ross County, Ohio Hospital Revenue Bonds
    Zero Coupon, 12/1/31                                      3,000        3,000
Saginaw Valley State University, MI Revenue Bonds
    Zero Coupon, 7/1/31                                       3,000        3,000
Saginaw, MI Hospital Financing Authority
  Revenue Bonds (MBIA)
    5.375%, 7/1/19                                            1,265        1,350
Sam Rayburn, TX Municipal Power Agency
  Revenue Bonds
    6.00%, 10/1/21                                              650          670
San Antonio County, TX Parking System
  Revenue Bonds (AMBAC)
    5.50%, 8/15/17                                              700          778
Sanger, TX Independent School District
  General Obligation Bonds
    Zero Coupon, 2/12/19                                      1,255          598
    Zero Coupon, 2/15/21                                      1,505          631
    Zero Coupon, 2/15/22                                      1,505          589
Santa Ana, CA Unified School District
  General Obligation Bonds (FGIC)
    Zero Coupon, 8/1/19                                       3,425        1,604
    Zero Coupon, 8/1/20                                       2,050          899
Savannah, GA Economic Development Authority
  Revenue Bonds
    7.40%, 4/1/26                                               310          311
Scranton-Lackawanna, PA Health & Welfare Authority
  Revenue Bonds
    6.625%, 7/1/09                                               80           92
Seattle, WA Refunding & Public Improvement Bonds
  General Obligation Bonds
    4.60%, 12/1/21                                            2,500        2,518

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Southeastern Area Schools, PA Revenue Bonds
  Zero Coupon, 10/1/06                                 $        590   $      554
Spring, TX Independent School District
  General Obligation Bonds (PSFG)
    5.00%, 8/15/19                                            1,760        1,851
St. Charles Parish, LA Pollution Control Revenue Bonds
    5.35%, 10/1/29                                              950          950
Steel Valley, PA School District, Allegheny County
 General Obligation Bonds
    Zero Coupon, 11/1/11                                      1,170          837
    Zero Coupon, 11/1/17                                        650          320
Stroudsberg, PA Area District School (FSA)
    4.90%, 4/1/20                                             1,110        1,154
Texas Department of Housing & Community
  Revenue Bonds (FSA)
    5.45%, 3/1/21                                               120          121
Texas State Turnpike Authority Revenue Bonds (AMBAC)
    Zero Coupon, 8/15/18                                      5,700        2,811
Thurston & Pierce Counties Community Schools, WA
  General Obligation Bonds
    3.95%, 12/1/14                                            1,735        1,765
Tobacco Settlement Authority of Washington,
  Asset Backed Bonds
    6.50%, 6/1/26                                             1,000          895
Tobacco Settlement Financing Corp. NJ,
  Asset Backed Bonds
    4.375%, 6/1/19                                            1,000          926
Tobacco Settlement Financing Corp., LA,
  Asset Backed Bonds
    5.50%, 5/15/30                                            1,350        1,081
Tobacco Settlement Financing Corp., RI,
  Asset Backed Bonds
    6.00%, 6/1/23                                             1,575        1,390
Toledo-Lucas County, OH Port Authority
  Revenue Bonds
    6.45%, 12/15/21                                             900          980
Tomball, TX Independent School District (PSFG)
    4.75%, 2/15/15                                            1,205        1,272
University of Arkansas Revenue Bonds (FSA)
    4.90%, 12/1/19                                            2,315        2,422
University of North Texas Board of Regents (FGIC)
    4.875%, 4/15/20                                           2,250        2,329
Upper Darby Township, PA (AMBAC)
    Zero Coupon, 7/15/11                                        525          397
Utah County, UT Environmental Improvement
  Revenue Bonds
    5.05%, 11/1/17                                              170          178
Utah State Water Finance Agency (AMBAC)
    4.625%, 10/1/20                                           2,500        2,545
Valparaiso, IN Middle Schools Building Corp.
  Revenue Bonds (MBIA)
    4.50%, 7/15/18                                            1,370        1,400
    4.60%, 7/15/19                                            1,630        1,666
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
    4.60%, 6/1/13                                      $      1,000   $    1,041
Virginia State Peninsula Regional Jail Authority
    5.00%, 10/1/12                                            1,320        1,464
    5.00%, 10/1/13                                            1,385        1,535
Waco, TX Educational Finance Corp. Revenue Bonds
    Zero Coupon, 2/1/32                                       3,000        3,000
Warren, MI Consolidated School District
  General Obligation Bonds
    4.15%, 5/1/14                                             1,000        1,037
    4.25%, 5/1/15                                             1,440        1,492
Washington State Health Care Facilities Authority
 Revenue Bonds (AMBAC)
    4.70%, 10/1/11                                            1,075        1,138
    5.125%, 11/15/11                                          1,000        1,088
Washington State Recreational Facilities (FGIC)
    Zero Coupon, 1/1/17                                       6,900        3,757
Washoe County, NV General Obligation Bonds (FSA)
    Zero Coupon, 7/1/18                                       4,235        2,107
Wayne State University, MI Revenue Bonds
    Zero Coupon, 11/15/32                                     3,000        3,000
West Ottawa, MI Public School District
  General Obligation Bonds
    5.00%, 5/1/21                                             1,680        1,753
West Virginia University Revenue Bonds (AMBAC)
    Zero Coupon, 4/1/22                                       1,000          391
    Zero Coupon, 4/1/24                                       1,000          341
Winnebago County, IL School District
  General Obligation Bonds (FSA)
    Zero Coupon, 1/1/14                                       3,600        2,325
Wisconsin Housing & Economic Development
  Authority Home Ownership Revenue Bonds
    5.125%, 9/1/26                                              925          946
Wisconsin State Health & Educational Facilities
  Authority (AMBAC)
    5.625%, 2/15/12                                           1,000        1,137
Ypsilanti, MI School District General Obligation
 Bonds (FGIC)
    4.70%, 5/1/12                                             1,115        1,186
--------------------------------------------------------------------------------
                                                                         277,433
================================================================================
AGENCY FIXED RATE MORTGAGES (11.2%)
Federal Home Loan Mortgage Corporation,
  October TBA
    6.50%, 10/15/49                                       (i)16,800       17,540
Federal National Mortgage Association,
  October TBA
    6.50%, 10/25/32                                       (i)16,800       17,509
--------------------------------------------------------------------------------
                                                                          35,049
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (1.3%)
Federal Home Loan Mortgage Corporation
    Inv Fl IO
    7.99%, 4/15/25                                              163            4
    IO
    6.50%, 3/15/33                                            2,644          377

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (CONT'D)
Federal National Mortgage Association
    Inv Fl IO
    6.98%, 12/25/29                                    $        835   $       46
    7.695%, 3/25/23                                           1,630          221
    IO
    6.00%, 7/25/33                                            2,717          487
    6.00%, 8/25/33                                            4,552          797
    6.50%, 7/1/31                                             1,910          235
    6.50%, 5/25/33                                            5,157          670
    7.00%, 3/1/32                                               741          108
    7.00%, 4/25/33                                            2,892          401
    8.00%, 5/1/30                                               605          100
    8.00%, 6/1/30                                               499           82
Government National Mortgage Association
    Inv Fl IO
    6.83%, 12/16/25                                           1,448          146
    6.88%, 5/16/32                                            1,633          151
    7.27%, 4/16/19                                            1,788          221
    7.27%, 12/16/29                                             775           95
--------------------------------------------------------------------------------
                                                                           4,141
================================================================================
FINANCE (0.1%)
iStar Financial, Inc.
    7.00%, 3/15/08                                              155          161
    8.75%, 8/15/08                                               90          101
--------------------------------------------------------------------------------
                                                                             262
================================================================================
INDUSTRIALS (2.7%)
Abitibi-Consolidated, Inc
    8.55%, 8/1/10                                               450          491
    8.85%, 8/1/30                                               405          423
Allied Waste North America
    8.50%, 12/1/08                                              195          211
Arrow Electronics, Inc.
    6.875%, 7/1/13                                              275          278
    6.875%, 6/1/18                                              125          123
ArvinMeritor, Inc.
    6.625%, 6/15/07                                             210          207
    8.75%, 3/1/12                                               240          251
AT&T Corp.
    8.50%, 11/15/31                                             700          829
Bowater Canada Finance Corp.
    7.95%, 11/15/11                                             855          881
Echostar DBS Corp.
    9.375%, 2/1/09                                              410          437
Ford Motor Co.
    6.625%, 10/1/28                                             834          703
Hilton Hotels Corp.
    7.625%, 12/1/12                                             390          426
Hyatt Equities LLC
    6.875%, 6/15/07                                          (e)360          381
Owens-Brockway Glass Containers
    7.75%, 5/15/11                                              330          342
    8.75%, 11/15/12                                              85           91
Smithfield Foods, Inc.
    7.75%, 5/15/13                                     $         90   $       96
    8.00%, 10/15/09                                          (e)380          414
Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                              100          107
    7.875%, 5/1/12                                              245          268
Station Casinos, Inc., Senior Notes
    8.375%, 2/15/08                                             135          146
Tenet Healthcare Corp.
    7.375%, 2/1/13                                              835          841
Toys R Us, Inc.
    7.375%, 10/15/18                                            315          323
Xerox Corp.
    7.125%, 6/15/10                                             315          313
--------------------------------------------------------------------------------
                                                                           8,582
================================================================================
UTILITIES (0.3%)
GulfTerra Energy Partners LP
    8.50%, 6/1/10                                               325          350
PSEG Energy Holdings, Inc.
    7.75%, 4/16/07                                              645          642
--------------------------------------------------------------------------------
                                                                             992
================================================================================
    TOTAL FIXED INCOME SECURITIES (COST $310,375)                        326,459
================================================================================

                                                             SHARES
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.1%)
MONEY MARKET FUNDS (4.3%)
Dreyfus Basic Municipal Money Market
  Fund                                                   13,400,571       13,400
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
J.P. Morgan Securities, Inc.,
    0.80%, dated 9/30/03, due 10/1/03                  $     (f)707          707
================================================================================
U.S. TREASURY SECURITIES (0.6%)
U.S. Treasury Bills
    0.94%, 01/15/04                                          (j)800          798
    1.00%, 03/25/04                                        (j)1,000          995
--------------------------------------------------------------------------------
                                                                           1,793
================================================================================
    TOTAL SHORT-TERM INVESTMENTS (COST $15,900)                           15,900
================================================================================
TOTAL INVESTMENTS (109.0%)
  (COST $326,275)                                                        342,359
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

MUNICIPAL PORTFOLIO

                                                             AMOUNT       AMOUNT
                                                              (000)        (000)
--------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Cash                                                 $         25
  Net Unrealized Appreciation on Swap
    Agreements                                                3,435
  Interest Receivable                                         3,054
  Receivable for Portfolio Shares Sold                        1,799
  Receivable for Investments Sold                               331
  Other                                                          14   $    8,658
================================================================================
LIABILITIES (-11.8%)
  Payable for Forward Commitments                           (34,850)
  Payable for Portfolio Shares Redeemed                        (854)
  Due to Broker                                                (619)
  Payable for Investments Purchased                            (334)
  Payable for Investment Advisory Fees                         (270)
  Interest Payable for Swap Agreements                          (33)
  Payable for Administrative Fees                               (25)
  Payable for Trustees' Fees and Expenses                        (8)
  Payable for Custodian Fees                                     (2)
  Other Liabilities                                             (23)     (37,018)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $  313,999
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $  299,154
Undistributed (Distributions in Excess of) Net                             1,286
  Investment Income
Accumulated Net Realized Gain (Loss)                                      (4,064)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                   16,084
  Futures Contracts                                                       (1,896)
  Swap Agreements                                                          3,435
--------------------------------------------------------------------------------
NET ASSETS                                                            $  313,999
================================================================================
INSTITUTIONAL CLASS:
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 25,060,590 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                     $    12.53
================================================================================

(e)    144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(i)    Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO     Interest Only
TBA    To be announced
AMBAC  Ambac Assurance Corporation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Administration
FSA    Financial Security Assurance Inc.
MBIA   MBIA Insurance Corporation
PSFG   Permanent School Fund Guaranteed
SAVRS  Semi-Annual Variable Rate Security

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                    NET
                                                                UNREALIZED
                      NUMBER                                   APPRECIATION
                        OF           VALUE      EXPIRATION    (DEPRECIATION)
                     CONTRACTS       (000)         DATE            (000)
----------------------------------------------------------------------------
LONG:
  U.S. Treasury
    10 yr. Note         180        $ 20,633        Dec-03       $    739

SHORT:

  U.S. Treasury
    2 yr. Note            3             647        Dec-03             (3)

  U.S. Treasury
    5 yr. Note          160          18,155        Dec-03           (448)

  U.S. Treasury
    Long Bond           413          46,321        Dec-03         (2,184)
                                                                --------
                                                                $ (1,896)
                                                                ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

INVESTMENT OVERVIEW (UNAUDITED)

BALANCED PORTFOLIO

The Balanced Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds. Freddie Mac, Fannie Mae, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

PERFORMANCE

For the fiscal year ended September 30, 2003, the Portfolio's Institutional Class Shares had a total return of 19.48% compared to 16.75% for the blended Index, a blend of 60% S&P 500 Index and 40% Citi Broad Investment Grade Index.

FACTORS AFFECTING PERFORMANCE

The fiscal year was a tale of two halves. The first half was marred by volatile equity markets, which struggled to stay above recent lows. As geopolitical and economic uncertainties faded in the second half, equities staged an impressive rally from March-lows. In the initial stages of the rally, bonds and equity markets moved in tandem, until finally de-coupling in the last fiscal quarter. Despite the twists and turns, the fiscal year ended on a bullish note, as stocks outperformed bonds, cyclical sectors dominated within equities, and corporate and high-yield bonds outperformed Treasuries within fixed income.

The Portfolio's asset allocation was the largest contributor to performance. We entered the fiscal year with a significant overweight to equities and underweight to bonds relative to the blended Index, based on attractive valuations and oversold sentiment. Overall, our constructive stance on equities was favorable for the year, as equities outperformed.

The Portfolio's opportunistic investments, particularly to Asia and Emerging Markets contributed strongly to results, as these regions outperformed the U.S. in the second half. These opportunistic regions benefited from excess liquidity and improved global growth.

Within fixed income, exposure to corporates and high-yield added significantly to returns. Corporate bonds outperformed Treasuries, as spreads narrowed reflecting improved balance sheets and free cash flow. High yield bonds delivered stellar returns, highlighting investors' increased risk appetite and stronger economic growth.

Sector selection was the largest detractor from results. We approached the fiscal year with a pro-cyclical orientation, particularly an overweight in technology that benefited the portfolio given technology's outperformance. However, during the second half we rotated from cyclicals to defensive sectors. Our sector allocation decision was not rewarded, as cyclicals remained the market leaders.

MANAGEMENT STRATEGIES

We reduced the Portfolio's overall equity exposure, resulting in a slight equity underweight relative to the blended Index. Given the significant rise in equities, we found valuations to be less attractive and market sentiment extended. By contrast, the rise in bond yields has brought bonds closer to fair value, and sentiment signals less overbought conditions.

Within equities, we continue to favor the non-U.S., primarily Japan and Emerging Markets based on favorable valuations and growth prospects. We have eliminated our overweight to non-Japan Asia relative to the blended Index, as countries in that region have rallied impressively and valuations are somewhat extended.

In terms of our sector allocation, we maintained an emphasis on defensive sectors that offer more stable earnings, such as consumer staples, health care and utilities. During the second half of the fiscal year, we reduced the Portfolio's exposure to cyclical sectors, particularly technology and consumer discretionary, which appear to be fully priced for strong growth.

Within fixed income, we lessened the cyclical exposure by reducing the allocation to corporate credit and high yield. In our view, the bulk of the corporate rally is behind us given spread compression during the fiscal year.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

INVESTMENT OVERVIEW (CONT'D)

[CHART]

  COMPARISON OF THE CHANGE IN VALUE OF A $5 MILLION* INVESTMENT OVER 10 YEARS

                              FISCAL YEAR ENDED SEPTEMBER 30
         BALANCED PORTFOLIO                              CITIGROUP BROAD
      - INSTITUTIONAL CLASS     S&P 500 INDEX     INVESTMENT GRADE INDEX    60/40 BLENDED INDEX
93               5000000           5000000                    5000000                5000000
94               5009440           5184320                    4840200                5045400
95               6079920           6726390                    5520500                6221860
96               6898940           8094000                    5793090                7093740
97               8791790          11366600                    6355570                9047800
98               9042450          12395200                    7084410                9994770
99              10578500          15840800                    7065230               11635400
 0              12139400          17943200                    7553630               12914200
 1              10498800          13167300                    8538540               11379800
 2               8965590          10472100                    9255080               10365100
 3              10712000          13027000                    9763000               12101000

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.

PERFORMANCE COMPARED TO THE S&P 500 INDEX, CITIGROUP BROAD INVESTMENT GRADE INDEX AND 60/40 BLENDED INDEX(1)

                                                            TOTAL RETURNS(2)
                                                 --------------------------------------
                                                                 AVERAGE ANNUAL
                                                          -----------------------------
                                                    ONE       FIVE       TEN      SINCE
                                                   YEAR      YEARS     YEARS  INCEPTION
---------------------------------------------------------------------------------------
Portfolio -- Institutional Class(3)               19.48%      3.45%     7.92%      8.15%
S&P 500 Index -- Institutional Class              24.40       1.00     10.05         --
Citigroup Broad Investment Grade Index --
    Institutional Class                            5.49       6.62      6.92         --
60/40 Blended Index -- Institutional Class        16.75       3.90      9.24       9.40
Portfolio -- Investment Class(4)                  19.28       3.22        --       5.58
S&P 500 Index -- Investment Class                 24.40       1.00        --       6.00
Citigroup Broad Investment Grade Index --
    Investment Class                               5.49       6.62        --       7.92
60/40 Blended Index -- Investment Class           16.75       3.90        --       7.42
Portfolio -- Adviser Class(5)                     19.12       3.19        --       5.88
S&P 500 Index -- Adviser Class                    24.40       1.00        --       6.74
Citigroup Broad Investment Grade Index --
    Adviser Class                                  5.49       6.62        --       7.51
60/40 Blended Index -- Adviser Class              16.75       3.90        --       7.66

(1) The S&P 500 Index, the Citigroup Broad Investment Grade Index and the 60/40 Blended Index are all unmanaged market indices. The 60/40 Blended Index is comprised of 60% S&P 500 Index and 40% Citigroup Broad Investment Grade Index.
(2) Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.
(3)  Commenced operations on December 31, 1992.
(4)  Commenced offering on April 3, 1997.
(5)  Commenced offering on November 1, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS

BALANCED PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (35.2%)
AGENCY ADJUSTABLE RATE MORTGAGES (0.7%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
  4.375%, 2/20/25-1/20/28                                 $          1,598      $       1,636
  5.625%, 11/20/25-12/20/27                                            542                564
---------------------------------------------------------------------------------------------
                                                                                        2,200
=============================================================================================
AGENCY FIXED RATE MORTGAGES (21.2%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
  10.00%, 9/1/17                                                        98                109
  10.50%, 8/1/19-12/1/19                                               260                294
  11.00%, 5/1/20-9/1/20                                                124                140
  12.00%, 3/1/15                                                        90                104
 Gold Pools:
  6.50%, 8/1/28-8/1/32                                               7,275              7,596
  7.50%, 8/1/20-11/1/32                                              2,285              2,444
  8.00%, 2/1/21-8/1/31                                               1,962              2,111
  9.50%, 12/1/22                                                       114                127
  10.00%, 12/1/19                                                      162                182
 October TBA
  5.00%, 10/15/18                                                   (i)900                921
  6.00%, 10/15/31                                                 (i)1,000              1,033
  6.50%, 10/15/49                                                 (i)9,650             10,075
  7.50%, 10/15/31                                                   (i)350                374
 November TBA
  6.00%, 11/15/31                                                 (i)1,650              1,700
Federal National Mortgage Association,
 Conventional Pools:
  7.00%, 3/1/18-7/1/32                                               6,129              6,488
  7.50%, 10/1/29-6/1/32                                              4,353              4,645
  8.00%, 2/1/30-4/4/32                                               3,561              3,128
  8.50%, 5/1/30-12/1/30                                              1,756              1,893
  9.50%, 11/1/20-4/1/30                                                974              1,086
  10.00%, 1/1/10-1/1/20                                                128                143
  10.50%, 12/1/16-4/1/22                                               670                752
  11.50%, 11/1/19                                                        9                 10
  12.50%, 9/1/15                                                        38                 44
 October TBA
  4.50%, 10/25/18                                                 (i)1,700              1,714
  5.00%, 10/25/18-10/25/33                                        (i)6,575              6,615
  5.50%, 10/25/18-10/25/33                                        (i)4,500              4,622
  6.00%, 10/25/33                                                 (i)4,100              4,231
  7.00%, 10/25/33                                                 (i)2,800              2,959
 November TBA
  5.50%, 11/25/33                                                 (i)2,950              2,999
Government National Mortgage Association,
 Various Pools:
  9.50%, 10/15/18-11/15/21                                             272                302
  10.00%, 11/15/09-12/15/21                                            884                998
  10.50%, 2/15/20-12/15/20                                             205                233
  11.00%, 1/15/19                                                      163                186
---------------------------------------------------------------------------------------------
                                                                                       70,258
=============================================================================================
ASSET BACKED CORPORATES (1.4%)
Chase Manhattan Auto Owner Trust
  2.70%, 1/18/05                                          $            149      $         149
Citibank Credit Card Issuance Trust
  6.90%, 10/15/07                                                      900                989
DaimlerChrysler Auto Trust
  2.90%, 12/6/04                                                       148                148
  6.11%, 11/8/04                                                        89                 90
Federal Home Loan Mortgage Corporation
  4.75%, 2/25/42                                                         1                  1
Ford Credit Auto Owner Trust
  1.62%, 8/15/05                                                       338                338
Harley-Davidson Motorcycle Trust
  1.56%, 5/15/07                                                       338                338
  3.02%, 9/15/06                                                        64                 65
Honda Auto Receivables Owner Trust
  1.46%, 9/19/05                                                       800                800
Lehman ABS Manufactured Housing Contract
  3.01%, 3/15/10                                                       149                149
MBNA Master Credit Card Trust
  7.80%, 10/15/12                                                      900              1,091
Nissan Auto Receivables Owner Trust
  3.07%, 8/16/04                                                         1                  1
Whole Auto Loan Trust
  1.88%, 6/15/05                                                       383                384
---------------------------------------------------------------------------------------------
                                                                                        4,543
=============================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
 COLLATERAL SERIES (0.5%)
Federal Home Loan Mortgage Corporation
  Inv Fl IO
  7.44%, 10/15/29                                                      549                 41
  41.625%, 11/15/07                                                     41                 18
  Inv Fl IO PAC
  7.304%, 2/15/08                                                      453                 32
  Inv Fl IO REMIC
  6.875%, 10/15/08                                                     729                 56
  Inv Fl IO REMIC PAC
  8.475%, 3/15/08                                                      293                 24
  IO
  6.50%, 3/15/33                                                       737                105
  7.50%, 12/1/29                                                       542                 78
  8.00%, 1/1/28-7/1/31                                                 149                 25
Federal National Mortgage Association
  5.50%, 6/25/26                                                     1,326                122
  Inv Fl IO
  6.304%, 10/25/07                                                     720                 42
  6.44%, 2/17/31                                                     1,262                132
  7.49%, 3/18/30                                                       392                 28
  IO
  6.00%, 7/25/33-8/25/33                                             1,627                288
  6.50%, 7/1/31-5/25/33                                                958                121
  7.00%, 4/25/33                                                       572                 79
  8.00%, 4/1/24-5/1/30                                                 734                120
  9.00%, 11/1/26                                                       158                 25

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
 COLLATERAL SERIES (CONT'D)
  IO PAC
  8.00%, 8/18/27                                          $            360      $          56
Government National Mortgage Association
  Inv Fl IO
  6.875%, 4/16/29                                                    1,238                118
  7.48%, 8/16/29                                                       777                 79
---------------------------------------------------------------------------------------------
                                                                                        1,589
=============================================================================================
FINANCE (2.3%)
AIG SunAmerica Global Financing VI
  6.30%, 5/10/11                                                     (e)45                 51
American General Corp.
  7.50%, 7/15/25                                                       300                359
Citigroup, Inc.
  5.625%, 8/27/12                                                      165                177
  6.00%, 2/21/12                                                       125                138
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                                       180                177
EOP Operating LP
  6.763%, 6/15/07                                                       40                 45
  7.50%, 4/19/29                                                       145                163
Farmers Insurance Exchange
  8.625%, 5/1/24                                                    (e)290                296
Ford Motor Credit Corp.
  7.25%, 10/25/11                                                   (c)160                167
  7.375%, 10/28/09                                                      90                 96
General Electric Capital Corp.
  6.75%, 3/15/32                                                       160                181
General Motors Acceptance Corp.
  6.875%, 9/15/11                                                      140                145
  8.00%, 11/1/31                                                       320                329
Goldman Sachs Group, Inc.
  6.125%, 2/15/33                                                       40                 41
  6.875%, 1/15/11                                                      250                287
Hartford Financial Services Group, Inc.
  2.375%, 6/1/06                                                        25                 25
Hartford Life, Inc.
  7.375%, 3/1/31                                                       255                299
Household Finance Corp.
  5.875%, 2/1/09                                                       340                373
iStar Financial, Inc.
  7.00%, 3/15/08                                                        50                 52
  8.75%, 8/15/08                                                        20                 22
J.P. Morgan Chase & Co.
  7.00%, 11/15/09                                                      295                337
John Hancock Financial Services, Inc.
  7.375%, 2/15/24                                                   (e)265                296
MBNA Corp.
  6.125%, 3/1/13                                                       195                208
Metropolitan Life Insurance Co.
  7.45%, 11/1/23                                                    (e)350                364
Nationwide Mutual Insurance Co.
  7.50%, 2/15/24                                                    (e)420                439
Newcourt Credit Group, Inc.
  6.875%, 2/16/05                                         $            105      $         112
Prime Property Funding II
  7.00%, 8/15/04                                                    (e)255                266
Prudential Holdings LLC
  7.245%, 12/18/23                                                  (e)550                613
  8.695%, 12/18/23                                                  (e)260                319
Simon Property Group LP
  6.375%, 11/15/07                                                     115                128
Vornado Realty Trust
  5.625%, 6/15/07                                                       95                101
Washington Mutual, Inc.
  8.25%, 4/1/10                                                        100                122
World Financial Properties
  6.91%, 9/1/13                                                     (e)673                752
---------------------------------------------------------------------------------------------
                                                                                        7,480
=============================================================================================
INDUSTRIALS (3.6%)
Abitibi-Consolidated, Inc.
  8.55%, 8/1/10                                                        100                109
  8.85%, 8/1/30                                                        150                157
Aetna, Inc.
  7.875%, 3/1/11                                                       215                257
Albertson's, Inc.
  7.50%, 2/15/11                                                       145                169
Allied Waste North America
  8.50%, 12/1/08                                                        55                 59
Altria Group, Inc.
  7.75%, 1/15/27                                                       100                104
Amerada Hess Corp.
  7.875%, 10/1/29                                                      170                194
Anthem Insurance Cos., Inc.
  9.00%, 4/1/27                                                     (e)190                247
Arrow Electronics, Inc.
  6.875%, 7/1/13-6/1/18                                                115                116
ArvinMeritor, Inc.
  6.625%, 6/15/07                                                       95                 94
  8.75%, 3/1/12                                                         30                 31
AT&T Corp.
  8.50%, 11/15/31                                                      195                231
AT&T Wireless Services, Inc.
  8.75%, 3/1/31                                                        130                161
BAT International Finance plc
  4.875%, 2/25/09                                                      115                136
Boeing Capital Corp.
  5.80%, 1/15/13                                                       125                131
  6.10%, 3/1/11                                                         70                 75
Bowater Canada Finance Corp.
  7.95%, 11/15/11                                                      230                237
Cendant Corp.
  7.375%, 1/15/13                                                   (c)110                127
Cigna Corp.
  6.375%, 10/15/11                                                      35                 38
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                                        75                 89

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Comcast Corp.
  6.50%, 1/15/15                                          $            125      $         138
Conoco, Inc.
  6.95%, 4/15/29                                                       155                179
Constellation Energy Group, Inc.
  7.60%, 4/1/32                                                         85                100
Continental Airlines, Inc.
  6.648%, 3/15/19                                                      316                302
D.R. Horton, Inc.
  6.875%, 5/1/13                                                        85                 85
DaimlerChrysler N.A. Holding Corp.
  8.50%, 1/18/31                                                       155                181
Deutsche Telekom International Finance BV
  8.75%, 6/15/30                                                       140                178
Devon Financing Corp. ULC
  6.875%, 9/30/11                                                       25                 29
Echostar DBS Corp.
  6.375%, 10/1/11                                                   (e)115                115
  9.375%, 2/1/09                                                       115                123
Electronic Data Systems Corp.
  6.00%, 8/1/13                                                      (e)75                 72
  7.125%, 10/15/09                                                      50                 52
Federated Department Stores, Inc.
  6.625%, 9/1/08                                                       100                114
FMC Corp.
  10.25%, 11/1/09                                                       25                 28
Ford Motor Co.
  6.625%, 10/1/28                                                      605                510
France Telecom S.A.
  7.00%, 12/23/09                                                       65                 87
Gap, Inc. (The)
  10.55%, 12/15/08                                                      70                 84
General Motors Acceptance Corp.
  4.50%, 7/15/06                                                     (c)70                 71
Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                                 (b)(d)320                @--
Goodrich Corp.
  7.625%, 12/15/12                                                   (c)65                 75
GTE Corp.
  6.94%, 4/15/28                                                       245                263
Harrah's Operating Co., Inc.
  8.00%, 2/1/11                                                        175                207
HCA, Inc.
  7.19%, 11/15/15                                                       30                 32
  7.58%, 9/15/25                                                       115                118
  9.00%, 12/15/14                                                      150                180
Health Net, Inc.
  8.375%, 4/15/11                                                      185                223
Hilton Hotels Corp.
  7.625%, 12/1/12                                                      165                180
Honeywell International, Inc.
  6.125%, 11/1/11                                                      105                117
Hutchison Whampoa International Ltd.
  6.50%, 2/13/13                                          $          (e)85      $          88
Hyatt Equities LLC
  6.875%, 6/15/07                                                   (e)125                132
Inco Ltd.
  7.20%, 9/15/32                                                        60                 66
  7.75%, 5/15/12                                                       120                142
International Paper Co.
  5.30%, 4/1/15                                                         60                 60
  5.85%, 10/30/12                                                       95                101
Iron Mountain, Inc.
  6.625%, 1/1/16                                                        30                 28
  7.75%, 1/15/15                                                        90                 93
Kennametal, Inc.
  7.20%, 6/15/12                                                       130                141
Kerr McGee Corp.
  5.875%, 9/15/06                                                       35                 38
  6.875%, 9/15/11                                                    (c)40                 45
Key Energy Services, Inc.
  6.375%, 5/1/13                                                        55                 55
Kraft Foods, Inc.
  5.625%, 11/1/11                                                       25                 26
  6.25%, 6/1/12                                                         85                 93
Kroger Co.
  7.50%, 4/1/31                                                        115                136
Lenfest Communications, Inc.
  7.625%, 2/15/08                                                      180                206
Liberty Media Corp.
  5.70%, 5/15/13                                                     (c)85                 85
Lockheed Martin Corp.
  7.75%, 5/1/26                                                         75                 92
Marathon Oil Corp.
  6.80%, 3/15/32                                                        95                103
MeadWestvaco Corp.
  6.85%, 4/1/12                                                         80                 90
Medco Health Solutions, Inc.
  7.25%, 8/15/13                                                        30                 32
MGM Mirage, Inc.
  8.50%, 9/15/10                                                       145                163
Miller Brewing Co.
  4.25%, 8/15/08                                                    (e)105                108
Mohawk Industries, Inc.
  7.20%, 4/15/12                                                        80                 91
News America Holdings, Inc.
  7.75%, 2/1/24                                                        195                228
Olivetti Finance N.V.
  5.875%, 1/24/08                                                       65                 81
Omnicare, Inc.
  6.125%, 6/1/13                                                        35                 34
Owens-Brockway
  7.75%, 5/15/11                                                        60                 62
  8.75%, 11/15/12                                                       60                 64

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Packaging Corp. of America
  5.75%, 8/1/13                                           $          (e)60      $          61
Pemex Project Funding Master Trust
  9.125%, 10/13/10                                                      95                114
Petro Canada
  4.00%, 7/15/13                                                        25                 24
  5.35%, 7/15/33                                                        65                 59
Pulte Homes, Inc.
  6.375%, 5/15/33                                                       50                 48
  7.875%, 8/1/11                                                        80                 95
Raytheon Co.
  8.30%, 3/1/10                                                         80                 98
Sappi Papier Holding AG
  6.75%, 6/15/12                                                     (e)90                100
Sealed Air Corp.
  5.625%, 7/15/13                                                    (e)90                 91
Smithfield Foods, Inc.
  7.75%, 5/15/13                                                     (e)25                 27
  8.00%, 10/15/09                                                   (c)110                120
Sprint Capital Corp.
  8.375%, 3/15/12                                                       75                 88
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                                       170                186
Station Casinos, Inc., Senior Notes
  8.375%, 2/15/08                                                       55                 59
Systems 2001 Asset Trust LLC
  6.664%, 9/15/13                                                   (e)250                281
Tenet Healthcare Corp.
  6.875%, 2/15/13                                                      215                195
  7.375%, 2/1/13                                                        50                 50
Time Warner Cos., Inc.
  7.57%, 2/1/24                                                         95                107
Time Warner, Inc.
  6.625%, 5/15/29                                                      145                147
Toys R Us, Inc.
  7.375%, 10/15/18                                                      90                 92
Tyco International Group S.A.
  5.80%, 8/1/06                                                         45                 47
  6.375%, 10/15/11                                                      85                 88
Verizon Global Funding Corp.
  7.75%, 12/1/30                                                        70                 84
Waste Management, Inc.
  7.375%, 5/15/29                                                      190                217
Weyerhaeuser Co.
  6.75%, 3/15/12                                                       150                167
Xerox Corp.
  7.125%, 6/15/10                                                       90                 89
---------------------------------------------------------------------------------------------
                                                                                       12,022
=============================================================================================
MORTGAGE -- OTHER (0.0%)
American Housing Trust
  9.125%, 4/25/21                                                       37                 39
Federal National Mortgage Association PAC
  8.50%, 9/25/20                                                        48                 53
First Federal Savings & Loan Association
  8.75%, 6/1/06                                           $              1      $           1
Ryland Acceptance Corp. IV
  6.65%, 7/1/11                                                         21                 21
---------------------------------------------------------------------------------------------
                                                                                          114
=============================================================================================
OTHER (0.9%)
TRAINS
  8.666%, 5/15/13                                           (c)(e)(h)2,787              2,986
---------------------------------------------------------------------------------------------
SOVEREIGN (0.2%)
Republic of Colombia
  10.75%, 1/15/13                                                       75                 84
United Mexican States
  8.30%, 8/15/31                                                       195                221
  8.375%, 1/14/11                                                   (c)335                399
---------------------------------------------------------------------------------------------
                                                                                          704
=============================================================================================
U.S. TREASURY SECURITIES (3.8%)
U.S. Treasury Bond
  6.125%, 8/15/29                                                    2,500              2,910
U.S. Treasury Strips
  IO
  5.085%, 2/15/20                                                    3,725              1,602
  5.146%, 5/15/20                                                 (c)1,975                833
  5.166%, 8/15/20                                                      550                229
  5.179%, 2/15/21                                                 (c)2,175                878
  5.185%, 5/15/21                                                 (c)7,750              3,072
  5.219%, 11/15/21                                                   2,300                887
  5.272%, 11/15/22                                                  (c)575                208
  5.284%, 8/15/22                                                      550                201
  PO
  5.163%, 5/15/21                                                    2,875              1,148
  5.207%, 11/15/21                                                (c)1,300                502
---------------------------------------------------------------------------------------------
                                                                                       12,470
=============================================================================================
UTILITIES (0.6%)
Appalachian Power Co.
  5.95%, 5/15/33                                                        60                 57
Cincinnati Gas & Electric Co.
  5.375%, 6/15/33                                                       25                 23
  5.40%, 6/15/33                                                        30                 28
  5.70%, 9/15/12                                                        75                 80
Columbus Southern Power Co.
  6.60%, 3/1/33                                                      (e)65                 70
Consolidated Natural Gas Co.
  6.25%, 11/1/11                                                       125                139
Consumer's Energy Co.
  4.00%, 5/15/10                                                     (e)50                 48
  4.80%, 2/17/09                                                     (e)80                 82
  5.375%, 4/15/13                                                    (e)25                 25
Detroit Edison Co.
  6.35%, 10/15/32                                                       75                 80
Exelon Corp.
  6.75%, 5/1/11                                                         70                 79
FirstEnergy Corp.
  6.45%, 11/15/11                                                      110                115
  7.375%, 11/15/31                                                      55                 56

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                      FACE
                                                                    AMOUNT              VALUE
                                                                     (000)              (000)
---------------------------------------------------------------------------------------------
UTILITIES (CONT'D)
GulfTerra Energy Partners LP
  6.25%, 6/1/10                                           $          (e)70      $          70
  8.50%, 6/1/10                                                         95                102
Mobile Energy Services LLC
  8.665%, 1/1/17                                                       438                 31
Monongahela Power Co.
  5.00%, 10/1/06                                                        60                 60
Nisource Finance Corp.
  7.625%, 11/15/05                                                      70                 77
Ohio Edison Co.
  5.45%, 5/1/15                                                      (e)85                 83
Ohio Power Co.
  6.60%, 2/15/33                                                     (e)30                 32
PSEG Energy Holdings, Inc.
  8.625%, 2/15/08                                                      110                112
  9.125%, 2/10/04                                                   (c)155                156
Ras Laffan Liquefied Natural Gas Co., Ltd.
  8.294%, 3/15/14                                                   (e)145                170
Texas Eastern Transmission LP
  7.00%, 7/15/32                                                        70                 78
TXU Energy Co.
  7.00%, 3/15/13                                                     (e)65                 71
Wisconsin Electric Power Co.
  5.625%, 5/15/33                                                       25                 25
Wisconsin Energy Corp.
  6.20%, 4/1/33                                                         35                 36
---------------------------------------------------------------------------------------------
                                                                                        1,985
=============================================================================================
  TOTAL FIXED INCOME SECURITIES
    (COST $115,426)                                                                   116,351
=============================================================================================

                                                                    SHARES
---------------------------------------------------------------------------------------------
COMMON STOCKS (55.0%)
AEROSPACE (0.2%)
Boeing Co. (The)                                                    10,230                351
General Dynamics Corp.                                               1,270                 99
Lockheed Martin Corp.                                                  920                 43
Northrop Grumman Corp.                                               2,960                255
Raytheon Co.                                                         1,910                 54
---------------------------------------------------------------------------------------------
                                                                                          802
=============================================================================================
AIR TRANSPORT (0.1%)
Southwest Airlines Co.                                              10,310                183
---------------------------------------------------------------------------------------------
APPAREL (0.2%)
Abercrombie & Fitch Co., Class A                                  (a)7,400                205
Liz Claiborne, Inc.                                                 12,100                412
VF Corp.                                                             3,600                140
---------------------------------------------------------------------------------------------
                                                                                          757
=============================================================================================
AUTOMOTIVE RELATED (0.0%)
Delphi Corp.                                                        11,400                103
---------------------------------------------------------------------------------------------
BANKS (3.0%)
AmSouth Bancorp.                                                     5,530                117
Bank of America Corp.                                               21,672              1,691
Bank of New York Co., Inc. (The)                                    17,540                511
Bank One Corp.                                                       7,070                273
BB&T Financial Corp.                                                 1,700      $          61
Charter One Financial, Inc.                                          2,173                 67
Comerica, Inc.                                                      14,440                673
Fifth Third Bancorp.                                                 3,910                216
FleetBoston Financial Corp.                                          6,890                208
J.P. Morgan Chase & Co.                                             22,150                760
KeyCorp.                                                               940                 24
Marshall & Ilsley Corp.                                              3,670                116
National City Corp.                                                  4,420                130
Northern Trust Corp.                                                 1,470                 62
PNC Financial Services Group                                        17,800                847
Regions Financial Corp.                                              4,960                170
SouthTrust Corp.                                                     5,100                150
State Street Corp.                                                   5,480                247
SunTrust Banks, Inc.                                                 1,960                118
Synovus Financial Corp.                                              5,370                134
U.S. Bancorp                                                        30,290                727
Union Planters Corp.                                                 4,420                140
Wachovia Corp.                                                      19,360                797
Washington Mutual, Inc.                                             15,560                613
Wells Fargo & Co.                                                   18,570                956
---------------------------------------------------------------------------------------------
                                                                                        9,808
=============================================================================================
BASIC CHEMICALS (1.3%)
Air Products & Chemicals, Inc.                                      15,570                702
Dow Chemical Co. (The)                                              29,040                945
E.I. DuPont de Nemours & Co.                                        33,540              1,342
Eastman Chemical Co.                                                 2,039                 68
Engelhard Corp.                                                     18,840                521
Monsanto Co.                                                         6,327                152
PPG Industries, Inc.                                                 6,992                365
Praxair, Inc.                                                        4,031                250
---------------------------------------------------------------------------------------------
                                                                                        4,345
=============================================================================================
BEVERAGES (1.1%)
Anheuser-Busch Cos., Inc.                                           16,538                816
Coca-Cola Co. (The)                                                 59,305              2,548
Coca-Cola Enterprises, Inc.                                          8,853                168
Pepsi Bottling Group, Inc.                                           5,390                111
---------------------------------------------------------------------------------------------
                                                                                        3,643
=============================================================================================
BUILDING & HOUSING (0.1%)
Danaher Corp.                                                          820                 61
Masco Corp.                                                         14,910                365
---------------------------------------------------------------------------------------------
                                                                                          426
=============================================================================================
BUSINESS SERVICES (0.2%)
Cintas Corp.                                                           820                 30
Concord EFS, Inc.                                                 (a)3,113                 43
Fiserv, Inc.                                                      (a)1,142                 42
Jabil Circuit, Inc.                                               (a)8,452                220
Moody's Corp.                                                        3,170                174
Paychex, Inc.                                                        2,362                 80
Unisys Corp.                                                      (a)2,093                 28
Waste Management, Inc.                                               4,390                115
---------------------------------------------------------------------------------------------
                                                                                          732
=============================================================================================
COMPUTERS & OFFICE EQUIPMENT (2.0%)
Apple Computer, Inc.                                              (a)2,370                 49

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                        VALUE
                                                                    SHARES              (000)
---------------------------------------------------------------------------------------------
COMPUTERS & OFFICE EQUIPMENT (CONT'D)
Cisco Systems, Inc.                                              (a)94,524      $       1,847
Dell, Inc.                                                       (a)33,719              1,126
EMC Corp.                                                        (a)24,000                303
Hewlett-Packard Co.                                                 60,924              1,180
International Business Machines Corp.                               16,915              1,494
Juniper Networks, Inc.                                           (a)11,000                164
Lexmark International, Inc., Class A                                (a)965                 61
NCR Corp.                                                           (a)654                 21
Network Appliance, Inc.                                           (a)2,279                 47
Pitney Bowes, Inc.                                                   1,550                 59
Sun Microsystems, Inc.                                           (a)21,884                 72
Xerox Corp.                                                       (a)5,254                 54
---------------------------------------------------------------------------------------------
                                                                                        6,477
=============================================================================================
CONTAINERS (0.1%)
Ball Corp.                                                           1,430                 77
Bemis, Inc.                                                          1,485                 66
Pactiv Corp.                                                      (a)4,047                 82
Temple-Inland, Inc.                                                  1,919                 93
---------------------------------------------------------------------------------------------
                                                                                          318
=============================================================================================
CREDIT & FINANCE (3.8%)
American Express Co.                                                29,250              1,318
Capital One Financial Corp.                                          6,810                389
CIT Group, Inc.                                                     13,100                377
Citigroup, Inc.                                                    142,237              6,473
Countrywide Financial Corp.                                            770                 60
Fannie Mae                                                          17,450              1,225
Freddie Mac                                                         21,590              1,130
Golden West Financial Corp.                                          2,570                230
MBNA Corp.                                                          51,680              1,178
SLM Corp.                                                            7,050                275
---------------------------------------------------------------------------------------------
                                                                                       12,655
=============================================================================================
DEPARTMENT STORES (0.1%)
Dollar Tree Stores, Inc.                                          (a)9,500                318
Federated Department Stores, Inc.                                   (a)220                  9
Kohl's Corp.                                                      (a)2,260                121
JC Penney Co., Inc., (Holding Co.)                                     610                 13
Sears Roebuck & Co.                                                    200                  9
---------------------------------------------------------------------------------------------
                                                                                          470
=============================================================================================
DISCOUNTERS (2.1%)
Costco Wholesale Corp.                                           (a)12,426                386
Target Corp.                                                        17,820                671
TJX Cos., Inc.                                                       7,750                150
Wal-Mart Stores, Inc.                                              104,494              5,836
---------------------------------------------------------------------------------------------
                                                                                        7,043
=============================================================================================
DRUGS (8.1%)
Abbott Labs, Inc.                                                   40,120              1,707
Allergan, Inc.                                                       1,510                119
Amgen, Inc.                                                      (a)45,698              2,951
Biogen, Inc.                                                      (a)5,110                195
Bristol-Myers Squibb Co.                                            59,161              1,518
Celgene Corp.                                                     (a)1,850                 80
Chiron Corp.                                                      (a)6,630                343
Eli Lilly & Co.                                                     30,270              1,798
Forest Laboratories, Inc., Class A                                (a)9,760      $         502
Gilead Sciences, Inc.                                             (a)1,375                 77
Idec Pharmaceuticals Corp.                                        (a)4,500                149
Johnson & Johnson                                                   88,660              4,391
King Pharmaceuticals, Inc.                                        (a)4,930                 75
Medimmune, Inc.                                                   (a)8,070                266
Merck & Co., Inc.                                                   54,350              2,751
Pfizer, Inc.                                                       246,797              7,498
Schering-Plough Corp.                                               36,530                557
Wyeth                                                               38,750              1,786
---------------------------------------------------------------------------------------------
                                                                                       26,763
=============================================================================================
ELECTRIC POWER (2.6%)
Ameren Corp.                                                        22,130                950
American Electric Power Co., Inc.                                    9,130                274
Cinergy Corp.                                                       15,630                574
Consolidated Edison, Inc.                                           16,000                652
Dominion Resources, Inc.                                            12,070                747
Duke Energy Corp.                                                   10,930                195
DTE Energy Co.                                                      14,200                524
Edison International                                              (a)5,160                 99
Entergy Corp.                                                       15,060                815
Exelon Corp.                                                        12,620                801
FirstEnergy Corp.                                                   31,020                989
FPL Group, Inc.                                                      9,550                604
Nisource, Inc.                                                       7,100                142
PG&E Corp.                                                        (a)3,710                 89
Progress Energy, Inc.                                                6,640                295
Public Service Enterprise Group, Inc.                                5,770                242
Southern Co. (The)                                                   4,650                136
TXU Corp.                                                            6,020                142
Xcel Energy, Inc.                                                   25,990                402
---------------------------------------------------------------------------------------------
                                                                                        8,672
=============================================================================================
ELECTRICAL EQUIPMENT (0.5%)
Amphenol Corp., Class A                                           (a)2,100                109
Cooper Industries Ltd., Class A                                      5,300                254
Emerson Electric Co.                                                 4,290                226
Honeywell International, Inc.                                       25,417                670
Thermo Electron Corp.                                             (a)1,062                 23
---------------------------------------------------------------------------------------------
                                                                                        1,282
=============================================================================================
ELECTRONICS (1.6%)
Advanced Micro Devices, Inc.                                      (a)2,272                 25
Agilent Technologies, Inc.                                        (a)3,168                 70
Altera Corp.                                                      (a)2,829                 53
Analog Devices, Inc.                                             (a)10,142                386
Applied Materials, Inc.                                          (a)28,538                518
Broadcom Corp., Class A                                           (a)2,070                 55
Intel Corp.                                                         77,750              2,139
KLA-Tencor Corp.                                                  (a)1,410                 72
Linear Technology Corp.                                              6,658                238
LSI Logic Corp.                                                   (a)2,860                 26
Marvell Technology Group Ltd.                                     (a)5,400                204
Maxim Integrated Products, Inc.                                      2,164                 86
Micron Technology, Inc.                                           (a)4,036                 54
Molex, Inc.                                                            350                 10
Motorola, Inc.                                                      15,512                186

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                        VALUE
                                                                    SHARES              (000)
---------------------------------------------------------------------------------------------
ELECTRONICS (CONT'D)
National Semiconductor Corp.                                      (a)1,353      $          44
Novellus Systems, Inc.                                            (a)4,378                148
QLogic Corp.                                                      (a)3,207                151
Sanmina-SCI Corp.                                                 (a)4,048                 39
Scientific-Atlanta, Inc.                                             1,289                 40
Solectron Corp.                                                   (a)5,999                 35
Teradyne, Inc.                                                    (a)1,255                 23
Texas Instruments, Inc.                                             20,278                462
Xilinx, Inc.                                                      (a)6,510                186
---------------------------------------------------------------------------------------------
                                                                                        5,250
=============================================================================================
ENTERTAINMENT & LEISURE (0.1%)
Carnival Corp.                                                       2,030                 67
Walt Disney Co.                                                      4,490                 90
---------------------------------------------------------------------------------------------
                                                                                          157
=============================================================================================
FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.                                          14,002                184
Campbell Soup Co.                                                    8,170                217
ConAgra Foods, Inc.                                                 10,711                227
General Mills, Inc.                                                  7,167                337
Heinz (H.J.) Co.                                                     7,559                259
Hershey Foods Corp.                                                  2,764                201
Kellogg Co.                                                          7,793                260
PepsiCo, Inc.                                                       46,175              2,116
Sara Lee Corp.                                                      14,778                271
Sysco Corp.                                                         13,040                427
Unilever N.V.                                                        3,400                201
W.M. Wrigley Jr. Co.                                                 4,687                259
---------------------------------------------------------------------------------------------
                                                                                        4,959
=============================================================================================
FOOD RETAILERS (0.8%)
Albertson's, Inc.                                                    7,553                155
CVS Corp.                                                            7,970                248
Kroger Co.                                                       (a)64,758              1,157
Safeway, Inc.                                                     (a)9,152                210
Walgreen Co.                                                        24,939                764
---------------------------------------------------------------------------------------------
                                                                                        2,534
=============================================================================================
FURNISHING & APPLIANCES (0.4%)
Black & Decker Corp.                                                 8,300                337
Stanley Works (The)                                                 16,500                487
Whirlpool Corp.                                                      9,300                630
---------------------------------------------------------------------------------------------
                                                                                        1,454
=============================================================================================
HEALTH SERVICES (0.5%)
Aetna, Inc.                                                          2,210                135
Anthem, Inc.                                                      (a)3,100                221
Caremark Rx, Inc.                                                 (a)6,100                138
CIGNA Corp.                                                            710                 32
HCA, Inc.                                                            2,300                 85
Health Management Associates, Inc., Class A                          3,600                 78
McKesson Corp.                                                       3,360                112
Tenet Healthcare Corp.                                            (a)4,280                 62
UnitedHealth Group, Inc.                                            11,540                580
WellPoint Health Networks, Inc.                                   (a)1,050                 81
---------------------------------------------------------------------------------------------
                                                                                        1,524
=============================================================================================
HEALTH TECHNOLOGY (0.7%)
Boston Scientific Corp.                                           (a)7,120      $         454
Guidant Corp.                                                        2,650                124
Medtronic, Inc.                                                     15,370                721
St. Jude Medical, Inc.                                            (a)6,410                345
Stryker Corp.                                                        2,560                193
Zimmer Holdings, Inc.                                             (a)6,630                365
---------------------------------------------------------------------------------------------
                                                                                        2,202
=============================================================================================
HOSPITAL SUPPLIES (0.3%)
AmerisourceBergen Corp., Class A                                     2,490                135
Baxter International, Inc.                                           6,200                180
Becton Dickinson & Co.                                               2,370                 86
Biomet, Inc.                                                         2,040                 69
Cardinal Health, Inc.                                                5,660                330
Medco Health Solutions, Inc.                                      (a)4,567                118
Waters Corp.                                                        (a)890                 24
---------------------------------------------------------------------------------------------
                                                                                          942
=============================================================================================
HOUSEHOLD PRODUCTS (1.8%)
Avon Products, Inc.                                                  4,845                313
Clorox Co.                                                           4,467                205
Colgate- Palmolive Co.                                              15,842                885
Fortune Brands, Inc.                                                 6,200                352
Gillette Co. (The)                                                  20,278                649
International Flavors & Fragrances, Inc.                             2,234                 74
Kimberly-Clark Corp.                                                10,218                524
Proctor & Gamble Co.                                                33,258              3,087
---------------------------------------------------------------------------------------------
                                                                                        6,089
=============================================================================================
INSURANCE (2.7%)
ACE Ltd.                                                             9,730                322
Aflac, Inc.                                                         10,460                338
Allstate Corp. (The)                                                19,440                710
AMBAC Financial Group, Inc.                                          1,050                 67
American International Group, Inc.                                  36,780              2,122
Chubb Corp.                                                          1,050                 68
Cincinnati Financial Corp.                                           4,000                160
Erie Indemnity Co., Class A                                          5,500                214
Hartford Financial Services Group, Inc.                             19,900              1,047
Jefferson-Pilot Corp.                                                2,000                 89
John Hancock Financial Services, Inc.                                2,600                 88
Lincoln National Corp.                                               2,450                 87
Loews Corp.                                                          1,920                 78
Marsh & McLennan Cos., Inc.                                         12,690                604
MBIA, Inc.                                                           4,260                234
Metlife, Inc.                                                       13,490                378
MGIC Investment Corp.                                                9,220                480
Principal Financial Group                                            6,870                213
Progressive Corp. (The)                                              4,260                294
Prudential Financial, Inc.                                           9,710                363
St. Paul Cos., Inc.                                                 15,260                565
Travelers Property Casualty Corp., Class A                          16,500                262
Travelers Property Casualty Corp., Class B                           7,845                125
UnumProvident Corp.                                                  2,970                 44
XL Capital Ltd., Class A                                               960                 74
---------------------------------------------------------------------------------------------
                                                                                        9,026
=============================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                                        VALUE
                                                                    SHARES              (000)
---------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (1.6%)
Bear Stearns Co., Inc. (The)                                         3,000      $         224
Charles Schwab Corp. (The)                                          31,100                371
Franklin Resources, Inc.                                            10,730                474
Goldman Sachs Group, Inc. (The)                                     16,170              1,357
Lehman Brothers Holdings, Inc.                                      17,130              1,183
Mellon Financial Corp.                                               2,840                 86
Merrill Lynch & Co., Inc.                                           31,420              1,682
---------------------------------------------------------------------------------------------
                                                                                        5,377
=============================================================================================
IT CONSULTING & SERVICES (0.0%)
SunGard Data Systems, Inc.                                        (a)1,772                 47
---------------------------------------------------------------------------------------------
LEISURE TIME (0.0%)
Sabre Holdings Corp.                                                 1,131                 24
---------------------------------------------------------------------------------------------
LODGING (0.1%)
Cendant Corp.                                                    (a)12,510                234
---------------------------------------------------------------------------------------------
MACHINERY (0.7%)
Caterpillar, Inc.                                                    3,920                270
Deere & Co.                                                          1,010                 54
Eaton Corp.                                                          7,500                665
Illinois Tool Works, Inc.                                            3,920                260
Navistar International Corp.                                     (a)11,800                440
Parker-Hannifin Corp.                                               11,600                518
---------------------------------------------------------------------------------------------
                                                                                        2,207
=============================================================================================
MISCELLANEOUS INDUSTRIALS (2.7%)
3M Corp.                                                            14,980              1,035
General Electric Co.                                               160,335              4,780
Ingersoll-Rand Co., Class A                                         12,620                674
ITT Industries, Inc.                                                 1,100                 66
Textron, Inc.                                                          820                 32
Tyco International Ltd.                                             65,430              1,337
United Technologies Corp.                                           11,330                876
Vulcan Materials Co.                                                 2,494                 99
---------------------------------------------------------------------------------------------
                                                                                        8,899
=============================================================================================
NATURAL GAS PIPELINES (0.0%)
El Paso Corp.                                                       18,420                134
---------------------------------------------------------------------------------------------
NON-FERROUS METALS (0.4%)
Alcoa, Inc.                                                         22,086                578
Freeport-McMoRan Copper & Gold, Inc.,
  Class B                                                            4,240                140
Newmont Mining Corp.                                                 9,773                382
Phelps Dodge Corp.                                                (a)2,157                101
---------------------------------------------------------------------------------------------
                                                                                        1,201
=============================================================================================
OIL - DOMESTIC & CRUDE (0.6%)
Amerada Hess Corp.                                                     320                 16
Anadarko Petroleum Corp.                                             2,870                120
Apache Corp.                                                         2,593                180
Burlington Resources, Inc.                                           6,250                301
ConocoPhillips, Inc.                                                 9,783                536
Devon Energy Corp.                                                   1,350                 65
Marathon Oil Corp.                                                   5,520                157
Occidental Petroleum Corp.                                          11,070                390
Unocal Corp.                                                         4,680                147
---------------------------------------------------------------------------------------------
                                                                                        1,912
=============================================================================================
OIL - INTERNATIONAL (2.1%)
BP plc ADR                                                           8,700                366
ChevronTexaco Corp.                                                 19,075      $       1,363
Exxon Mobil Corp.                                                  119,530              4,375
Royal Dutch Petroleum Co.                                            9,600                424
Total S.A. ADR                                                       3,800                288
---------------------------------------------------------------------------------------------
                                                                                        6,816
=============================================================================================
OIL - OFFSHORE DRILLING (0.0%)
Transocean, Inc.                                                  (a)3,890                 78
---------------------------------------------------------------------------------------------
OIL - WELL EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc.                                                   9,610                284
BJ Services Co.                                                   (a)9,940                340
Halliburton Co.                                                     11,670                283
Schlumberger Ltd.                                                    9,130                442
Smith International, Inc.                                        (a)10,670                384
---------------------------------------------------------------------------------------------
                                                                                        1,733
=============================================================================================
OTHER CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A                                         (a)350                 23
H&R Block, Inc.                                                      1,100                 48
Weight Watchers International, Inc.                               (a)3,895                162
---------------------------------------------------------------------------------------------
                                                                                          233
=============================================================================================
PAPER (0.5%)
Georgia Pacific Corp.                                                6,549                158
International Paper Co.                                             19,497                761
MeadWestvaco Corp.                                                   5,050                129
Weyerhaeuser Co.                                                    10,914                638
---------------------------------------------------------------------------------------------
                                                                                        1,686
=============================================================================================
PUBLISHING & BROADCASTING (1.0%)
AOL Time Warner, Inc.                                            (a)29,533                446
Citadel Broadcasting Corp.                                        (a)7,950                157
Clear Channel Communications, Inc.                               (a)14,720                564
Comcast Corp., Class A                                           (a)15,667                484
EchoStar Communications Corp.                                     (a)5,600                214
Gannett Co., Inc.                                                    1,850                143
Univision Communications, Inc., Class A                           (a)7,100                227
Viacom, Inc., Class B                                               21,910                839
Yahoo!, Inc.                                                     (a)10,369                367
---------------------------------------------------------------------------------------------
                                                                                        3,441
=============================================================================================
RAILROADS (0.2%)
CSX Corp.                                                           13,140                384
Norfolk Southern Corp.                                              17,790                329
---------------------------------------------------------------------------------------------
                                                                                          713
=============================================================================================
REAL ESTATE (0.3%)
Equity Office Properties Trust REIT                                 11,010                303
Equity Residential Property Trust REIT                               7,700                226
Plum Creek Timber Co., Inc. REIT                                     5,100                130
Prologis Trust REIT                                                  5,000                151
---------------------------------------------------------------------------------------------
                                                                                          810
=============================================================================================
RESTAURANTS (0.1%)
McDonald's Corp.                                                     6,900                162
Yum! Brands, Inc.                                                 (a)6,700                199
---------------------------------------------------------------------------------------------
                                                                                          361
=============================================================================================
SHIPPING & FREIGHT (0.2%)
FedEx Corp.                                                       (a)4,100                264

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
SHIPPING & FREIGHT (CONT'D)
United Parcel Service, Inc., Class B                          8,500   $      543
--------------------------------------------------------------------------------
                                                                             807
================================================================================
SOFTWARE & SERVICES (2.8%)
Accenture Ltd., Class A                                   (a)37,500          838
Adobe Systems, Inc.                                           4,238          166
Amdocs Ltd.                                               (a)16,500          310
Automatic Data Processing, Inc.                               3,611          129
BMC Software, Inc.                                        (a)24,127          336
Check Point Software Technologies Ltd.                    (a)17,800          299
Citrix Systems, Inc.                                       (a)1,141           25
Computer Associates International, Inc.                       3,625           95
Computer Sciences Corp.                                    (a)9,719          365
eBay, Inc.                                                 (a)6,400          341
Electronic Arts, Inc.                                        (a)896           83
Electronic Data Systems Corp.                                 3,159           64
First Data Corp.                                             10,868          434
Intuit, Inc.                                               (a)1,321           64
Mercury Interactive Corp.                                  (a)4,970          226
Microsoft Corp.                                             136,225        3,786
Oracle Corp.                                              (a)64,301          721
Peoplesoft, Inc.                                           (a)7,930          144
Siebel Systems, Inc.                                      (a)14,789          144
Symantec Corp.                                             (a)3,765          237
VERITAS Software Corp.                                     (a)9,707          305
--------------------------------------------------------------------------------
                                                                           9,112
================================================================================
SPECIALTY CHEMICALS (0.3%)
Ecolab, Inc.                                                  6,740          170
Rohm & Haas Co.                                              17,308          579
Sealed Air Corp.                                           (a)2,066           98
Sigma-Aldrich Corp.                                           1,812           94
--------------------------------------------------------------------------------
                                                                             941
================================================================================
SPECIALTY STORES (1.2%)
Bed Bath & Beyond, Inc.                                    (a)7,060          270
Best Buy Co., Inc.                                        (a)13,790          655
Gap, Inc. (The)                                              10,200          175
Home Depot, Inc.                                             67,170        2,139
InterActiveCorp.                                           (a)2,345           78
Limited Brands, Inc.                                          1,280           19
Lowe's Cos., Inc.                                            11,450          594
Tiffany & Co.                                                 3,150          118
--------------------------------------------------------------------------------
                                                                           4,048
================================================================================
STEEL (0.0%)
Nucor Corp.                                                   1,910           88
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.4%)
Avaya, Inc.                                                (a)2,756           30
Corning, Inc.                                              (a)8,875           84
JDS Uniphase Corp.                                        (a)10,616           38
Lucent Technologies, Inc.                                 (a)28,286           61
Nokia Oyj ADR, Class A                                       40,700          635
Qualcomm, Inc.                                               11,412          475
--------------------------------------------------------------------------------
                                                                           1,323
================================================================================
TELEPHONE SERVICES (2.5%)
Alltel Corp.                                                  6,660   $      309
AT&T Corp.                                                   16,315          351
AT&T Wireless Services, Inc.                              (a)68,190          558
BellSouth Telecommunications, Inc.                           47,090        1,115
CenturyTel, Inc.                                              2,930           99
Nextel Communications, Inc., Class A                      (a)17,520          345
Qwest Communications International, Inc.                  (a)36,080          123
SBC Communications, Inc.                                    100,317        2,232
Sprint Corp. (FON Group)                                     19,220          290
Sprint Corp. (PCS Group)                                  (a)21,320          122
Verizon Communications, Inc.                                 80,480        2,611
--------------------------------------------------------------------------------
                                                                           8,155
================================================================================
TOBACCO (0.8%)
Altria Group, Inc.                                           57,680        2,526
UST, Inc.                                                     3,612          127
--------------------------------------------------------------------------------
                                                                           2,653
================================================================================
  TOTAL COMMON STOCKS (COST $160,453)                                    181,649
================================================================================
MUTUAL FUNDS (5.0%)
iShares MSCI Emerging Markets Index Fund                  (a)54,800        7,449
iShares MSCI Japan Index Fund                            (a)856,000        7,499
iShares S&P Europe 350 Index Fund                            29,100        1,587
================================================================================
  TOTAL MUTUAL FUNDS (COST $14,739)                                       16,535
================================================================================
PREFERRED STOCK (0.1%)
Home Ownership Funding Corp.
  13.331% (COST $ 269)                                       (e)500          267
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
STRUCTURED INVESTMENTS (0.0%)
Morgan Guaranty Trust Co., 11/20/05;
  monthly payments equal to 1% per annum of
  the outstanding notional balance indexed to
  GNMA ARM pools (COST $ 354)                          $      1,643           17
================================================================================
SHORT-TERM INVESTMENTS (17.2%)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON
  LOANED SECURITIES (2.6%)
American Express Credit Corp.
  1.13%, 5/17/04                                             (h)120          120
BETA Finance, Inc.
  1.08%, 6/16/04                                             (h)561          561
CC USA, Inc.
  1.09%,2/6/04                                               (h)200          200
Citibank Credit Card
  1.14%, 11/7/03                                             (h)216          216
Deutsche Bank London AG
  1.07%, 10/27/03                                               400          400
Dorado Finance, Inc.
  1.09%, 2/5/04                                              (h)200          200
Federal Home Loan Mortgage Corporation
  1.10%, 12/30/03                                               399          399
Federal National Mortgage Association
  1.07%, 1/29/04                                           (h)1,200        1,200

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL
  ON LOANED SECURITIES (CONT'D)
Grampian Funding LLC
  1.07%, 11/24/03                                      $        224   $      224
International Credit Card Funding No. l Ltd.
  1.12%, 3/19/04                                             (h)465          465
Links Finance LLC
  1.08%, 6/16/04                                             (h)200          200
  1.09%, 5/24/04                                             (h)320          320
Macquarie Bank Ltd.
  1.21%, 6/24/04                                             (h)176          176
Sears Credit Card Account Master
  1.15%, 10/15/04                                            (h)321          321
SWIFT 2001
  1.12%, 1/15/04-3/15/04                                     (h)543          543
Target Credit Card Master Trust
  1.15%, 7/26/04                                             (h)317          317
UBS Securities LLC
  1.11%, 10/1/03                                              2,346        2,346
Westdeutsche Landesbank N.Y.
  1.05%, 11/17/03                                            (h)401          401
--------------------------------------------------------------------------------
                                                                           8,609
================================================================================
DISCOUNT NOTES (2.1%)
Federal Home Loan Mortgage Corporation
  1.07%, 12/15/03                                             4,000        3,992
Federal National Mortgage Association
  1.03%, 10/15/03                                             3,000        2,998
--------------------------------------------------------------------------------
                                                                           6,990
================================================================================
REPURCHASE AGREEMENT (12.2%)
J.P. Morgan Securities, Inc.,
  0.80%, dated 9/30/03, due 10/1/03                       (f)40,449       40,449
--------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
U.S. Treasury Bill
  1.00%, 3/25/04                                             (j)830          826
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS (COST $56,874)                             56,874
================================================================================
TOTAL INVESTMENTS (112.5%) (COST $348,115) --
  INCLUDING $9,874 OF SECURITIES LOANED                                  371,693
================================================================================

                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS (7.0%)
  Receivable for Forward Commitments                          9,229
  Receivable for Investments Sold                             7,195
  Due from Broker                                             5,668
  Interest Receivable                                           764
  Dividends Receivable                                          208
  Receivable for Portfolio Shares Sold                          113
  Net Unrealized Appreciation on Foreign
    Currency Exchange Contracts                                  89
  Other                                                          14       23,280
--------------------------------------------------------------------------------

                                                             AMOUNT       AMOUNT
                                                              (000)        (000)
--------------------------------------------------------------------------------
LIABILITIES (-19.5%)
  Payable for Forward Commitments                      $    (42,980)
  Payable for Investments Purchased                         (10,914)
  Collateral for Securities Loaned, at Value                 (8,609)
  Net Unrealized Depreciation on Swap Agreements               (751)
  Payable for Portfolio Shares Redeemed                        (487)
  Payable for Investment Advisory Fees                         (369)
  Interest Payable for Swap Agreements                         (320)
  Payable for Administrative Fees                               (29)
  Payable for Trustees' Fees and Expenses                       (25)
  Bank Overdraft Payable                                        (14)
  Payable for Distribution Fees -- Adviser Class                (12)
  Payable for Custodian Fees                                     (6)
  Payable for Shareholder Servicing Fees --
    Investment Class                                             (1)
  Other Liabilities                                             (33)  $  (64,550)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $  330,423
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $  410,111
Undistributed (Distributions in Excess of) Net                             1,875
  Investment Income
Accumulated Net Realized Gain (Loss)                                    (105,718)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                                   23,578
  Foreign Currency Exchange Contracts and Translations                        89
  Futures Contracts                                                        1,239
  Swap Agreements                                                           (751)
--------------------------------------------------------------------------------
NET ASSETS                                                            $  330,423
================================================================================
INSTITUTIONAL CLASS:
NET ASSETS                                                            $  262,960
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 25,910,913 outstanding shares
    of beneficial interest (unlimited authorization,
    no par value)                                                     $    10.15
================================================================================
INVESTMENT CLASS:
NET ASSETS                                                            $    8,209
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 810,242 outstanding shares of
    beneficial interest (unlimited authorization,
    no par value)                                                     $    10.13
================================================================================
ADVISER CLASS:
NET ASSETS                                                            $   59,254
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,848,131 outstanding shares of
    beneficial interest (unlimited authorization, no
    par value)                                                        $    10.13
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENT OF NET ASSETS (CONT'D)

BALANCED PORTFOLIO

(a)    Non-income producing security
(b)    Issuer is in default.
(c)    All or a portion of security on loan at September 30, 2003.
(d) Security was valued at fair value -- At September 30, 2003, the Portfolio held less than $500 of fair valued securities, representing 0.00% of net assets.
(e)    144A security -- certain conditions for public sale may exist.
(f) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.
(h) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2003.
(i)    Security is subject to delayed delivery.
(j) A portion of the security was pledged to cover margin requirements for futures contracts.
@      Value/Face Amount is less than $500.
ADR    American Depositary Receipt
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2003.
IO     Interest Only
PAC    Planned Amortization Class
PO     Principal Only
REIT   Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced
TRAINS Targeted Return Index Security

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

                                                                  NET
 CURRENCY                               IN                    UNREALIZED
    TO                               EXCHANGE                APPRECIATION
 DELIVER      VALUE    SETTLEMENT      FOR         VALUE    (DEPRECIATION)
  (000)       (000)       DATE        (000)        (000)         (000)
---------------------------------------------------------------------------
EUR   118   $    138    10/24/03    US$    131   $     131     $   (7)
EUR   147        172    10/24/03    US$    164         164         (8)
US$ 3,337      3,337    12/18/03    CAD  4,504       3,327        (10)
US$ 6,429      6,429    12/18/03    EUR  5,621       6,543        114
            --------                             ---------     ------
            $ 10,076                             $  10,165     $   89
            ========                             =========     ======

CAD -- Canadian Dollar
EUR -- Euro
US$ -- U.S. Dollar

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                     NET
                                                                  UNREALIZED
                        NUMBER                                   APPRECIATION
                          OF          VALUE      EXPIRATION    (DEPRECIATION)
                       CONTRACTS      (000)         DATE            (000)
--------------------------------------------------------------------------------
LONG:
  S&P 500 Index           11        $    547       Dec-03         $    (17)

  U.S. Treasury
    5 Year Note          103          11,687       Dec-03              383

  U.S. Treasury
    10 Year Note         224          25,676       Dec-03            1,178

  U.S. Treasury
    Long Bond             53           5,944       Dec-03              339

SHORT:

  Euro Dollar
    Short Bond             3             741       Dec-03              (12)

  S&P 500 Index           19           4,722       Dec-03               12

  U.S. Treasury
    2 Year Note           21           4,527       Dec-03              (62)

  U.S. Treasury
    5 Year Note          202          22,921       Dec-03             (567)

  Euro Dollar
    Short Bond             3             741       Mar-04              (15)
                                                                  --------
                                                                  $  1,239
                                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2003

                                                                CORE PLUS    INVESTMENT     U.S. CORE
                                                                    FIXED   GRADE FIXED         FIXED          CASH
                                                                   INCOME        INCOME        INCOME      RESERVES    HIGH YIELD
                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    (000)         (000)         (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                      $    2,590    $      228    $       82    $       --    $      402
Interest                                                          141,292        19,430        11,224         1,896        33,030
---------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                           143,882        19,658        11,306         1,896        33,432
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory Fee                                            13,881         2,124         1,276           355         1,557
Administrative Fee                                                  3,250           503           311           137           321
Custodian Fee                                                         280            61            37            21            68
Shareholder Reporting Fee                                             333            35            23            11            41
Professional Fees                                                     151            38            24            18            45
Shareholder Servicing Fee -- Investment Class Shares                  158            --            --            10             5
Distribution Fees -- Adviser Class Shares                             526             2            28            --            30
Trustees' Fees and Expenses                                           108            27            11             4            29
Other Expenses                                                        328            82            59            29            70
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                     19,015         2,872         1,769           585         2,166
---------------------------------------------------------------------------------------------------------------------------------
Refund of Filing Fees                                                  --            --            (1)           (4)           (9)
Waiver of Investment Advisory Fees                                     --            --           (31)         (115)           --
Expense Offset                                                        (38)          (15)           (8)           (2)          (24)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                       18,977         2,857         1,729           464         2,133
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      124,905        16,801         9,577         1,432        31,299
---------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
Investments Sold                                                  136,250        18,078         7,929            --      (315,059)
Foreign Currency Transactions                                         641            89            --            --        (2,550)
Futures Contracts                                                 (43,803)       (5,452)       (1,583)           --        (1,112)
Swaps                                                             (50,792)       (6,158)       (4,885)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                           42,296         6,557         1,461            --      (318,721)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                       (32,770)       (6,631)       (3,481)           --       374,743
Foreign Currency Translations                                        (630)          (97)           --            --          (333)
Futures Contracts                                                  20,432         2,455           644            --         1,200
Swap Agreements                                                    72,039         8,812         7,010            --            --
Short Sales                                                           213            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               59,284         4,539         4,173            --       375,610
---------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
      Appreciation (Depreciation)                                 101,580        11,096         5,634            --        56,889
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $  226,485    $   27,897    $   15,211    $    1,432    $   88,188
---------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENTS OF OPERATIONS (CONT'D)

For the Year Ended September 30, 2003

                                                           INTERMEDIATE   INTERNATIONAL       LIMITED
                                                               DURATION    FIXED INCOME      DURATION     MUNICIPAL      BALANCED
                                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  (000)           (000)         (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                    $       26      $       --    $       72    $       63    $    3,368
Interest                                                          4,180           4,368        13,721        12,971         5,344
---------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                           4,206           4,368        13,793        13,034         8,712
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory Fee                                             497             403         1,590         1,085         1,413
Administrative Fee                                                  129             107           471           264           294
Custodian Fee                                                        18              34            46            29            83
Shareholder Reporting Fee                                            18               7            33            19            16
Professional Fees                                                    23              32            31            27            37
Shareholder Servicing Fee -- Investment Class Shares                122              --            --            --             9
Distribution Fees -- Adviser Class Shares                            --              --            --            --           141
Trustees' Fees and Expenses                                           4              --            11             6             1
Other Expenses                                                       26              24            91            50            54
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                      837             607         2,273         1,480         2,048
---------------------------------------------------------------------------------------------------------------------------------
Refund of Filing Fees                                                (2)             --            (5)           (5)           (3)
Waiver of Investment Advisory Fees                                   --              --            --           (26)           --
Expenses Reimbursed by Adviser                                       --              --            --            --            --
Expense Offset                                                       --#             (1)           (4)           (3)           (1)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                        835             606         2,264         1,446         2,044
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      3,371           3,762        11,529        11,588         6,668
---------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON:
Investments Sold                                                    902             631           765          (777)       (5,991)
Foreign Currency Transactions                                        16           5,856            --            --           162
Futures Contracts                                                 1,194             109         2,711        (1,156)          251
Swaps                                                              (261)             --            --        (2,180)       (1,736)
---------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                          1,851           6,596         3,476        (4,113)       (7,314)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                         750           8,952         1,303         2,372        49,623
Foreign Currency Translations                                       (18)          1,277            --            --            89
Futures Contracts                                                (1,061)            257        (2,665)       (1,337)        3,926
Swap Agreements                                                     484              --            --         3,340         2,197
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                155          10,486        (1,362)        4,375        55,835
---------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
      Appreciation (Depreciation)                                 2,006          17,082         2,114           262        48,521
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $    5,377      $   20,844    $   13,643    $   11,850    $   55,189
---------------------------------------------------------------------------------------------------------------------------------

# Amount is less than $500.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                          CORE PLUS FIXED INCOME        INVESTMENT GRADE FIXED INCOME
                                                                 PORTFOLIO                        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,        YEAR ENDED SEPTEMBER 30,
                                                                  2003            2002            2003            2002
                                                                 (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                   $    124,905    $    195,631    $     16,801    $     15,593
  Net Realized Gain (Loss)                                      42,296         107,941           6,557          13,692
  Net Change in Unrealized Appreciation
    (Depreciation)                                              59,284         (49,617)          4,539           3,243
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            226,485         253,955          27,897          32,528
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                       (200,533)       (246,650)        (26,826)        (17,246)
  Net Realized Gain                                            (46,124)             --          (2,546)             --
INVESTMENT CLASS:
  Net Investment Income                                         (5,569)         (4,567)             --              --
  Net Realized Gain                                             (1,212)             --              --              --
ADVISER CLASS:
  Net Investment Income                                        (11,373)        (10,681)            (75)            (15)
  Net Realized Gain                                             (2,483)             --              (7)             --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                         (267,294)       (261,898)        (29,454)        (17,261)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                   520,310         662,454         182,446          91,178
  Issued on Portfolio Merger                                        --         269,148              --         236,170
  Distributions Reinvested                                     229,294         224,902          27,471          15,920
  Redeemed                                                  (1,993,910)     (1,407,557)       (195,027)        (80,884)
INVESTMENT CLASS:
  Subscribed                                                    38,555          25,892              --              --
  Distributions Reinvested                                       6,711           4,326              --              --
  Redeemed                                                     (13,603)        (21,646)             --              --
ADVISER CLASS:
  Subscribed                                                    65,072          60,747             526              20
  Issued on Portfolio Merger                                        --              --              --           1,625
  Distributions Reinvested                                      12,057           8,957              74              13
  Redeemed                                                     (64,143)        (46,355)           (725)             --
----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                         (1,199,657)       (219,132)         14,765         264,042
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                 $ (1,240,466)   $   (227,075)   $     13,208    $    279,309
NET ASSETS:
  Beginning of Period                                        4,166,688       4,393,763         557,966         278,657
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                             $  2,926,222    $  4,166,688    $    571,174    $    557,966
----------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of
    Period Net Assets                                     $     40,282    $     69,411    $      6,246    $      7,584
----------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                                           45,833          63,027          15,970           9,592
    Shares Issued on Portfolio Merger                               --          23,123              --          21,124
    Shares Issued on Distributions Reinvested                   19,879          19,342           2,413           1,422
    Shares Redeemed                                           (172,303)       (126,643)        (17,065)         (8,691)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class
      Shares Outstanding                                      (106,591)        (21,151)          1,318          23,447
----------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
    Shares Subscribed                                            3,315           2,195              --              --
    Shares Issued on Distributions Reinvested                      582             372              --              --
    Shares Redeemed                                             (1,167)         (1,841)             --              --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class
      Shares Outstanding                                         2,730             726              --              --
----------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
    Shares Subscribed                                            5,612           5,237              46               2
    Shares Issued on Portfolio Merger                               --              --              --             145
    Shares Issued on Distributions Reinvested                    1,044             770               6               1
    Shares Redeemed                                             (5,538)         (4,019)            (63)             --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class
      Shares Outstanding                                         1,118           1,988             (11)            148
----------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                       U.S. CORE FIXED INCOME           CASH RESERVES
                                                                              PORTFOLIO                   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                                                              2003          2002          2003          2002
                                                                             (000)         (000)         (000)         (000)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $    9,577    $    9,716    $    1,432    $    2,539
  Net Realized Gain (Loss)                                                   1,461         9,203            --            (4)
  Net Change in Unrealized Appreciation (Depreciation)                       4,173         1,014            --            --
----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations           15,211        19,933         1,432         2,535
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                    (14,550)      (11,025)       (1,375)       (2,467)
  Net Realized Gain                                                         (5,576)           --            --            --
INVESTMENT CLASS:
  Net Investment Income                                                         --            --           (57)          (72)
ADVISER CLASS:
  Net Investment Income                                                       (456)         (257)           --            --
  Net Realized Gain                                                           (191)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      (20,773)      (11,282)       (1,432)       (2,539)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                                72,540       165,685       165,946       189,607
  Distributions Reinvested                                                  20,065        10,988         1,374         2,460
  Redeemed                                                                 (77,733)      (70,029)     (213,361)     (150,826)
INVESTMENT CLASS:
  Subscribed                                                                    --            --       114,112        51,206
  Distributions Reinvested                                                      --            --            57            73
  Redeemed                                                                      --            --      (111,325)      (62,358)
ADVISER CLASS:
  Subscribed                                                                 5,426         6,375            --            --
  Distributions Reinvested                                                     647           257            --            --
  Redeemed                                                                  (4,362)       (2,429)           --            --
----------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                         16,583       110,847       (43,197)       30,162
----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                               $   11,021    $  119,498    $  (43,197)   $   30,158
NET ASSETS:
  Beginning of Period                                                      319,600       200,102       179,159       149,001
----------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                           $  330,621    $  319,600    $  135,962    $  179,159
----------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net
    Investment Income Included in End of Period Net Assets              $    3,888    $    3,915    $       13    $       12
----------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                                                        6,465        14,848       165,937       189,607
    Shares Issued on Distributions Reinvested                                1,799           994         1,374         2,460
    Shares Redeemed                                                         (6,940)       (6,291)     (213,352)     (150,826)
----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding        1,324         9,551       (46,041)       41,241
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
    Shares Subscribed                                                           --            --       114,112        51,206
    Shares Issued on Distributions Reinvested                                   --            --            57            73
    Shares Redeemed                                                             --            --      (111,325)      (62,358)
----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding              --            --         2,844       (11,079)
----------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
    Shares Subscribed                                                          484           571            --            --
    Shares Issued on Distributions Reinvested                                   58            24            --            --
    Shares Redeemed                                                           (391)         (219)           --            --
----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                151           376            --            --
----------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                              HIGH YIELD               INTERMEDIATE DURATION
                                                                               PORTFOLIO                     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                                                               2003           2002           2003           2002
                                                                              (000)          (000)          (000)          (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $    31,299    $    60,822    $     3,371    $     3,762
  Net Realized Gain (Loss)                                                 (318,721)      (130,644)         1,851          3,733
  Net Change in Unrealized Appreciation (Depreciation)                      375,610          2,033            155            907
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations            88,188        (67,789)         5,377          8,402
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                     (23,218)       (66,540)        (1,803)        (2,551)
  Net Realized Gain                                                              --             --         (1,809)            --
INVESTMENT CLASS:
  Net Investment Income                                                        (271)        (1,105)        (2,651)        (2,070)
  Net Realized Gain                                                              --             --         (1,833)            --
ADVISER CLASS:
  Net Investment Income                                                        (767)       (13,750)            --             --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                       (24,256)       (81,395)        (8,096)        (4,621)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                                335,401        256,029         15,472         19,475
  Issued on Portfolio Merger                                                     --        105,763             --             --
  Distributions Reinvested                                                   18,386         48,709          3,514          2,539
  Redeemed                                                                 (450,786)      (511,687)       (57,379)       (10,865)
INVESTMENT CLASS:
  Subscribed                                                                  2,957          3,860         38,058         22,111
  Distributions Reinvested                                                      192            768          4,482          2,070
  Redeemed                                                                   (9,361)        (4,561)            --         (3,015)
ADVISER CLASS:
  Subscribed                                                                 17,197         70,058             --             --
  Issued on Portfolio Merger                                                     --         12,475             --             --
  Distributions Reinvested                                                      719         13,572             --             --
  Redeemed                                                                  (19,406)      (146,974)            --             --
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                        (104,701)      (151,988)         4,147         32,315
--------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                               $   (40,769)   $  (301,172)   $     1,428    $    36,096
NET ASSETS:
  Beginning of Period                                                       387,024        688,196        122,004         85,908
--------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                           $   346,255    $   387,024    $   123,432    $   122,004
--------------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net Investment
    Income Included in End of Period Net Assets                         $     3,898    $       353    $       658    $       298
--------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                                                        75,393         51,094          1,470          1,858
    Shares Issued on Portfolio Merger                                            --         19,880             --             --
    Shares Issued on Distributions Reinvested                                 4,035          9,123            337            245
    Shares Redeemed                                                        (100,320)       (98,240)        (5,486)        (1,040)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding       (20,892)       (18,143)        (3,679)         1,063
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
    Shares Subscribed                                                           636            590          3,638          2,139
    Shares Issued on Distributions Reinvested                                    44            144            431            200
    Shares Redeemed                                                          (1,992)          (842)            --           (291)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding           (1,312)          (108)         4,069          2,048
--------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
    Shares Subscribed                                                         3,454         12,400             --             --
    Shares Issued on Portfolio Merger                                            --          2,354             --             --
    Shares Issued on Distributions Reinvested                                   158          2,588             --             --
    Shares Redeemed                                                          (3,984)       (31,025)            --             --
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding                (372)       (13,683)            --             --
--------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                      INTERNATIONAL FIXED INCOME        LIMITED DURATION
                                                                             PORTFOLIO                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                                                            2003           2002          2003          2002
                                                                           (000)          (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                $   3,762      $   2,793    $   11,529    $   10,231
  Net Realized Gain (Loss)                                                 6,596         (1,137)        3,476         4,494
  Net Change in Unrealized Appreciation (Depreciation)                    10,486          6,142        (1,362)          982
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         20,844          7,798        13,643        15,707
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                       --             --       (13,320)      (11,264)
  Net Realized Gain                                                           --             --        (2,201)           --
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                         --             --       (15,521)      (11,264)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                              85,143         42,301       420,236       317,037
  Distributions Reinvested                                                    --             --        15,258        10,902
  Redeemed                                                               (85,529)       (32,988)     (240,752)     (126,803)
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                              (386)         9,313       194,742       201,136
---------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                              $  20,458      $  17,111    $  192,864    $  205,579
NET ASSETS:
  Beginning of Period                                                     94,474         77,363       429,937       224,358
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD:                                                         $ 114,932      $  94,474    $  622,801    $  429,937
---------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                               $   8,560      $  (1,162)   $    1,406    $       50
---------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                                                      7,868          4,644        39,415        30,537
    Shares Issued on Distributions Reinvested                                 --             --         1,433         1,032
    Shares Redeemed                                                       (7,785)        (3,712)      (22,586)      (12,558)
---------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding         83            932        18,262        19,011
---------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS (CONT'D)

                                                                               MUNICIPAL                  BALANCED
                                                                               PORTFOLIO                 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                                                            2003           2002          2003          2002
                                                                           (000)          (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                $  11,588      $   7,189    $    6,668    $   10,231
  Net Realized Gain (Loss)                                                (4,113)         3,474        (7,314)      (47,736)
  Net Change in Unrealized Appreciation (Depreciation)                     4,375          3,874        55,835       (19,432)
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         11,850         14,537        55,189       (56,937)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                                  (10,489)        (8,022)       (8,260)      (11,560)
INVESTMENT CLASS:
  Net Investment Income                                                       --             --          (175)         (179)
ADVISER CLASS:
  Net Investment Income                                                       --             --        (1,682)       (1,623)
---------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                    (10,489)        (8,022)      (10,117)      (13,362)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                             195,711        116,406        50,960        50,017
  Distributions Reinvested                                                 8,847          6,207         8,255        11,556
  Redeemed                                                              (137,177)       (48,375)      (83,174)     (150,374)
INVESTMENT CLASS:
  Subscribed                                                                  --             --         3,117           510
  Distributions Reinvested                                                    --             --           175           179
  Redeemed                                                                    --             --          (874)         (973)
ADVISER CLASS:
  Subscribed                                                                  --             --         7,962        16,368
  Distributions Reinvested                                                    --             --         1,682         1,623
  Redeemed                                                                    --             --       (10,234)      (12,247)
---------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                                       67,381         74,238       (22,131)      (83,341)
---------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                              $  68,742      $  80,753    $   22,941    $ (153,640)
NET ASSETS:
  Beginning of Period                                                    245,257        164,504       307,482       461,122
---------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                          $ 313,999      $ 245,257    $  330,423    $  307,482
---------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net Investment Income
    Included in End of Period Net Assets                               $   1,286      $      53    $    1,875    $    3,509
---------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
INSTITUTIONAL CLASS:
    Shares Subscribed                                                     15,801          9,577         5,323         5,672
    Shares Issued on Distributions Reinvested                                714            510           897         1,102
    Shares Redeemed                                                      (11,084)        (4,011)       (8,860)      (15,747)
---------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares Outstanding      5,431          6,076        (2,640)       (8,973)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
    Shares Subscribed                                                         --             --           320            51
    Shares Issued on Distributions Reinvested                                 --             --            19            17
    Shares Redeemed                                                           --             --           (91)          (98)
---------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares Outstanding            --             --           248           (30)
---------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
    Shares Subscribed                                                         --             --           845         1,533
    Shares Issued on Distributions Reinvested                                 --             --           183           156
    Shares Redeemed                                                           --             --        (1,081)       (1,195)
---------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class Shares Outstanding               --             --           (53)          494
===========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

STATEMENTS OF CASH FLOWS

For the Year Ended September 30, 2003

                                                                           CORE PLUS       INVESTMENT        U.S. CORE
                                                                               FIXED      GRADE FIXED            FIXED
                                                                              INCOME           INCOME           INCOME
                                                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                               (000)            (000)            (000)
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                      $   6,768,656     $    656,141    $     510,483
Purchases of Investments                                                  (4,709,304)        (620,028)        (510,009)
Net (Increase) Decrease in Short-Term Investments                           (108,099)         (30,416)          (7,555)
Net Realized Gain (Loss) on Foreign Currency Transactions                        641               89               --
Net Realized Gain (Loss) on Futures Contracts                                (43,803)          (5,452)          (1,583)
Net Realized Gain (Loss) on Swap Agreements                                  (50,792)          (6,158)          (4,885)
Net Investment Income                                                        124,905           16,801            9,577
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations                   2,904             (274)            (347)
Net Increase (Decrease) in Payables Related to Operations                     10,445            1,686              960
Accretion/Amortization of Discounts and Premiums                               1,292              (73)             311
----------------------------------------------------------------------------------------------------------------------
Net Cash Used in Operating Activities                                      1,996,845           12,316           (3,048)
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                          654,209          182,909           78,208
Payment on Portfolio Shares Redeemed                                      (2,027,098)        (194,415)         (85,534)
Proceeds from sales of Forward Commitments                                18,953,877        2,940,024        1,685,304
Purchases of Forward Commitments                                         (19,560,392)      (2,939,143)      (1,675,013)
Cash Dividends and Distributions Paid                                        (19,232)          (1,909)            (61)
----------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Financing Activities                                 (1,998,636)         (12,534)           2,904
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                               (1,791)            (218)            (144)
CASH AT BEGINNING OF PERIOD                                                      780               37               20
----------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                  $      (1,011)    $       (181)   $        (124)
----------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

STATEMENTS OF CASH FLOWS (CONT'D)

For the Year Ended September 30, 2003

                                                                 INTERMEDIATE
                                                                     DURATION   LIMITED DURATION      MUNICIPAL       BALANCED
                                                                    PORTFOLIO          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        (000)              (000)          (000)          (000)
------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Proceeds from Sales and Maturities of Investments                 $   106,271        $   312,097    $   171,805    $   354,458
Purchases of Investments                                             (157,407)          (643,050)      (250,841)      (288,196)
Net (Increase) Decrease in Short-Term Investments                      36,401             99,523         (3,868)       (26,987)
Net Realized Gain (Loss) on Foreign Currency Transactions                  16                 --             --            162
Net Realized Gain (Loss) on Futures Contracts                           1,194              2,711         (1,156)           251
Net Realized Gain (Loss) on Swaps                                        (261)                --         (2,180)        (1,736)
Net Investment Income                                                   3,371             11,529         11,588          6,668
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH
  PROVIDED BY OPERATING ACTIVITIES:
Net (Increase) Decrease in Receivables Related to Operations             (302)            (2,935)        (1,398)          (149)
Net Increase (Decrease) in Payables Related to Operations                 132                134             94            218
Accretion/Amortization of Discounts and Premiums                           29              3,381         (3,522)           (13)
------------------------------------------------------------------------------------------------------------------------------
Net Cash Used in Operating Activities                                 (10,556)          (216,610)       (79,478)        44,676
------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Portfolio Shares Sold                                    53,343            420,544        194,200         62,542
Payment on Portfolio Shares Redeemed                                  (57,341)          (245,017)      (136,521)       (94,396)
Proceeds from sales of Forward Commitments                            342,800            789,728        392,762        465,982
Purchases of Forward Commitments                                     (328,080)          (748,270)      (369,203)      (478,847)
Cash Dividends and Distributions Paid                                    (106)              (283)        (1,751)            (5)
------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Financing Activities                              10,616            216,702         79,487        (44,724)
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Cash                                            60                 92              9            (48)
CASH AT BEGINNING OF PERIOD                                                13                 41             16             34
------------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                             $        73        $       133    $        25    $       (14)
------------------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                             INSTITUTIONAL CLASS
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.82     $     11.84     $     11.25     $     11.26     $     12.22
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.40+           0.55+           0.75            0.77+           0.77+
  Net Realized and Unrealized Gain (Loss)
   on Investments                                        0.31            0.17            0.62           (0.02)          (0.72)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.71            0.72            1.37            0.75            0.05
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.67)          (0.74)          (0.78)          (0.76)          (0.71)
  Net Realized Gain                                     (0.15)             --              --              --           (0.30)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.82)          (0.74)          (0.78)          (0.76)          (1.01)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.71     $     11.82     $     11.84     $     11.25     $     11.26
=============================================================================================================================
TOTAL RETURN                                             6.24%           6.30%          12.74%           7.02%           0.33%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $ 2,600,453     $ 3,883,346     $ 4,142,009     $ 4,087,553     $ 4,338,939
Ratio of Expenses to Average Net Assets (1)              0.50%           0.50%           0.48%           0.48%           0.48%
Ratio of Net Investment Income to Average
 Net Assets                                              3.39%           4.69%           6.46%           7.03%           6.62%
Portfolio Turnover Rate                                    92%            110%            111%             62%            103%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS
      TO AVERAGE NET ASSETS:
      Ratio of Expenses to Average
        Net Assets Including
        Expense Offsets                                  0.50%           0.50%           0.47%           0.47%           0.47%
-----------------------------------------------------------------------------------------------------------------------------

                                                                              INVESTMENT CLASS
                                                  ---------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.81     $     11.84     $     11.25     $     11.27     $     12.22
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.37+           0.53+           0.72            0.76+           0.76+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.33            0.16            0.64           (0.03)          (0.72)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.70            0.69            1.36            0.73            0.04
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.65)          (0.72)          (0.77)          (0.75)          (0.69)
  Net Realized Gain                                     (0.15)             --              --              --           (0.30)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.80)          (0.72)          (0.77)          (0.75)          (0.99)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.71     $     11.81     $     11.84     $     11.25     $     11.27
=============================================================================================================================
TOTAL RETURN                                             6.07%           6.08%          12.59%           6.84%           0.24%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $   114,509     $    83,308     $    74,905     $    63,944     $    39,165
Ratio of Expenses to Average Net Assets (2)              0.65%           0.65%           0.63%           0.63%           0.63%
Ratio of Net Investment Income to Average
    Net Assets                                           3.24%           4.54%           6.28%           6.89%           6.50%
Portfolio Turnover Rate                                    92%            110%            111%             62%            103%
-----------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                        0.65%           0.65%           0.62%           0.62%           0.62%
-----------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FINANCIAL HIGHLIGHTS

CORE PLUS FIXED INCOME PORTFOLIO

                                                                                 ADVISER CLASS
                                                  ---------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.81     $     11.83     $     11.24     $     11.26     $     12.23
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.36+           0.52+           0.71            0.75+           0.74+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.32            0.15            0.63           (0.02)          (0.72)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.68            0.67            1.34            0.73            0.02
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.64)          (0.69)          (0.75)          (0.75)          (0.69)
  Net Realized Gain                                     (0.15)             --              --              --           (0.30)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.79)          (0.69)          (0.75)          (0.75)          (0.99)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.70     $     11.81     $     11.83     $     11.24     $     11.26
=============================================================================================================================
TOTAL RETURN                                             5.99%           6.01%          12.43%           6.79%           0.07%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $   211,260     $   200,034     $   176,849     $   144,754     $   141,709
Ratio of Expenses to Average Net Assets (1)              0.75%           0.75%           0.73%           0.73%           0.73%
Ratio of Net Investment Income to Average
 Net Assets                                              3.14%           4.44%           6.20%           6.78%           6.38%
Portfolio Turnover Rate                                    92%            110%            111%             62%            103%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                        0.75%           0.75%           0.72%           0.72%           0.72%
-----------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                                 INSTITUTIONAL CLASS
                                                  ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.57     $     11.32     $     10.67     $     10.74     $     11.69
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.34+           0.47+           0.68            0.78            0.69
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.23            0.39            0.70           (0.12)          (0.75)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.57            0.86            1.38            0.66           (0.06)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.55)          (0.61)          (0.73)          (0.73)          (0.63)
  Net Realized Gain                                     (0.05)             --              --              --           (0.26)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.60)          (0.61)          (0.73)          (0.73)          (0.89)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.54     $     11.57     $     11.32     $     10.67     $     10.74
=============================================================================================================================
TOTAL RETURN                                             5.00%           7.93%          13.45%           6.48%          (0.57)%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $   569,593     $   556,252     $   278,657     $   279,141     $   384,893
Ratio of Expenses to Average Net Assets (1)              0.51%           0.51%           0.50%           0.49%           0.48%
Ratio of Net Investment Income to Average
 Net Assets                                              2.96%           4.15%           6.19%           6.99%           6.20%
Portfolio Turnover Rate                                    81%             93%             89%             43%            106%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                        0.51%           0.51%           0.50%           0.48%           0.47%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                 ADVISER CLASS
                                                  ---------------------------------------------------------------------------
                                                                                                                      MAY 20,
                                                                                                   YEAR ENDED       2002** TO
                                                                                                    SEPTEMBER       SEPTEMBER
SELECTED PER SHARE DATA AND RATIOS                                                                   30, 2003        30, 2003
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $     11.57     $     11.18
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                                                                  0.32+           0.34+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                                                                           0.22            0.15
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                     0.54            0.49
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                 (0.53)          (0.10)
  Net Realized Gain                                                                                     (0.05)             --
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                 (0.58)          (0.10)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                    $     11.53     $     11.57
=============================================================================================================================
TOTAL RETURN                                                                                             4.87%           4.40%++
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                             $     1,581     $     1,714
Ratio of Expenses to Average Net Assets (2)                                                              0.66%           0.66%*
Ratio of Net Investment Income to Average
 Net Assets                                                                                              2.81%           4.00%*
Portfolio Turnover Rate                                                                                    81%             93%++
-----------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                                                                        0.66%           0.66%*
-----------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.
++    Not Annualized.
*     Annualized
**    Initial offering of Adviser Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

Financial Highlights

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              INSTITUTIONAL CLASS
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.46     $     11.15     $     10.46     $     10.55     $     11.40
=============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.32+           0.44+           0.65+           0.71+           0.71
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.19            0.42            0.73           (0.12)          (0.83)
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.51            0.86            1.38            0.59           (0.12)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.51)          (0.55)          (0.69)          (0.68)          (0.52)
  Net Realized Gain                                     (0.20)             --              --              --           (0.21)
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.71)          (0.55)          (0.69)          (0.68)          (0.73)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.26     $     11.46     $     11.15     $     10.46     $     10.55
=============================================================================================================================
TOTAL RETURN                                             4.61%           7.98%          13.68%           5.88%          (1.12)%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $   320,036     $   310,546     $   195,467     $   181,884     $   189,860
Ratio of Expenses to Average Net Assets (1)              0.50%           0.50%           0.51%           0.51%           0.51%
Ratio of Net Investment Income to Average
 Net Assets                                              2.82%           3.89%           6.04%           6.86%           6.09%
Portfolio Turnover Rate                                   109%             86%             86%             51%            115%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                   0.51%           0.53%            N/A            0.51%            N/A
        Net Investment Income to Average
          Net Assets                                     2.81%           3.86%            N/A            6.85%            N/A
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund
        of Filing Fees                                   0.50%           0.50%           0.50%           0.50%           0.49%
-----------------------------------------------------------------------------------------------------------------------------

                                                                         ADVISER CLASS
                                                  -----------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                  -----------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     11.42     $     11.10     $     10.43     $     10.53
=============================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.29+          0.41+            0.62+           0.68+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.19            0.43            0.72           (0.11)
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     0.48            0.84            1.34            0.57
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   Net Investment Income                                (0.48)          (0.52)          (0.67)          (0.67)
   Net Realized Gain                                    (0.20)             --              --              --
-------------------------------------------------------------------------------------------------------------
     Total Distributions                                (0.68)          (0.52)          (0.67)          (0.67)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     11.22     $     11.42     $     11.10     $     10.43
=============================================================================================================
TOTAL RETURN                                             4.28%           7.85%          13.29%           5.68%
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $    10,585     $     9,054     $     4,635     $     1,625
Ratio of Expenses to Average Net Assets (2)              0.75%           0.75%           0.75%           0.76%
Ratio of Net Investment Income to Average
 Net Assets                                              2.57%           3.64%           5.72%           6.61%
Portfolio Turnover Rate                                   109%             86%             86%             51%
-------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                   0.76%           0.78%            N/A            0.76%
        Net Investment Income to Average Net
          Assets                                         2.56%           3.61%            N/A            6.60%
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund
        of Filing Fees                                   0.75%           0.75%           0.75%           0.75%
-------------------------------------------------------------------------------------------------------------

                                                           ADVISER CLASS
                                                      -----------------------
                                                                  PERIOD FROM
                                                              MARCH 1, 1999**
SELECTED PER SHARE DATA AND RATIOS                      TO SEPTEMBER 30, 1999
-----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.85
=============================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                       0.39
  Net Realized and Unrealized Gain (Loss) on
   Investments                                               (0.43)
-----------------------------------------------------------------------------
    Total from Investment Operations                         (0.04)
-----------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   Net Investment Income                                     (0.28)
   Net Realized Gain                                            --
-----------------------------------------------------------------------------
     Total Distributions                                     (0.28)
-----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $     10.53
=============================================================================
TOTAL RETURN                                                 (0.40)%++
=============================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                  $     1,192
Ratio of Expenses to Average Net Assets (2)                   0.75%*
Ratio of Net Investment Income to Average
 Net Assets                                                   6.73%*
Portfolio Turnover Rate                                        115%++
-----------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                         N/A*
        Net Investment Income to Average Net Assets            N/A*
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund of
        Filing Fees                                           0.74%*
-----------------------------------------------------------------------------

+      Per share amount is based on average shares outstanding.
++     Not Annualized.
*      Annualized
**     Initial offering of Adviser Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

CASH RESERVES PORTFOLIO

                                                                           INSTITUTIONAL CLASS
                                                  ---------------------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
=============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.010           0.018           0.049           0.058           0.048
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.010)         (0.018)         (0.049)         (0.058)         (0.048)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     1.000     $     1.000     $     1.000     $     1.000     $     1.000
=============================================================================================================================
TOTAL RETURN                                             1.02%           1.79%           5.03%           5.91%           4.93%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)             $   128,097     $   174,138     $   132,901     $   115,513     $   156,510
Ratio of Expenses to Average Net Assets (1)              0.32%           0.33%           0.39%           0.37%           0.33%
Ratio of Net Investment Income to Average
 Net Assets                                              1.02%           1.75%           4.86%           5.72%           4.77%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by Adviser:
        Expenses to Average Net Assets                   0.40%           0.39%           0.38%           0.37%           0.36%
        Net Investment Income to Average
          Net Assets                                     0.94%           1.68%           4.80%           5.67%           4.73%
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund of
        Filing Fees                                      0.32%           0.32%           0.32%           0.32%           0.32%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      INVESTMENT CLASS
                                                -----------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                -----------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                     2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     1.000     $     1.000     $     1.000     $     1.000
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                               0.009           0.016           0.048           0.056
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                              (0.009)         (0.016)         (0.048)         (0.056)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $     1.000     $     1.000     $     1.000     $     1.000
===========================================================================================================
TOTAL RETURN                                           0.87%           1.63%           4.88%           5.75%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)           $     7,865     $     5,021     $    16,100     $     1,977
Ratio of Expenses to Average Net Assets (2)            0.47%           0.48%           0.54%           0.52%
Ratio of Net Investment Income to Average
 Net Assets                                            0.87%           1.60%           4.58%           5.74%
-----------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by  Adviser:
        Expenses to Average Net Assets                 0.55%           0.47%           0.52%           0.54%
        Net Investment Income to Average
          Net Assets                                   0.79%           1.53%           4.53%           5.67%
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund
        of Filing Fees                                 0.47%           0.47%           0.47%           0.47%
-----------------------------------------------------------------------------------------------------------

                                               INVESTMENT CLASS
                                             --------------------
                                                     PERIOD FROM
                                              AUGUST 16, 1999 **
                                                              TO
                                                   SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                          1999
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     1.000
================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                    0.006
----------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                   (0.006)
----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     1.000
================================================================
TOTAL RETURN                                                0.60%++
================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $       919
Ratio of Expenses to Average Net Assets (2)                 0.48%*
Ratio of Net Investment Income to Average
  Net Assets                                                4.83%*
----------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed
        by  Adviser:
        Expenses to Average Net Assets                      0.51%*
        Net Investment Income to Average
          Net Assets                                        4.79%*
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund of
        Filing Fees                                         0.47%*
----------------------------------------------------------------

++    Not Annualized
*     Annualized
**    Initial offering of Investment Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FINANCIAL HIGHLIGHTS

HIGH YIELD PORTFOLIO

                                                                         INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                     ------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   4.41     $   5.75     $   7.86     $   8.77     $   8.99
=================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.43+        0.54+        0.78+         0.89+       0.86+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.77        (1.16)       (1.95)       (0.88)       (0.10)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     1.20        (0.62)       (1.17)        0.01         0.76
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.31)       (0.72)       (0.94)       (0.92)       (0.79)
  Net Realized Gain                                        --           --           --           --        (0.19)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.31)       (0.72)       (0.94)       (0.92)       (0.98)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   5.30     $   4.41     $   5.75     $   7.86     $   8.77
=================================================================================================================
TOTAL RETURN                                            28.68%      (12.33)%     (16.27)%      (0.22)%       8.81%
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $330,990     $366,956     $583,110     $848,507     $937,482
Ratio of Expenses to Average Net Assets (1)              0.61%        0.59%        0.57%        0.56%        0.49%
Ratio of Net Investment Income to Average
 Net Assets                                              9.05%       10.13%       11.44%       10.50%        9.61%
Portfolio Turnover Rate                                    97%          79%          67%          55%          45%
-----------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund of
        Filing Fees                                      0.60%        0.58%        0.56%        0.55%        0.48%
-----------------------------------------------------------------------------------------------------------------

                                                                         INVESTMENT CLASS
                                                     ------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                     ------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                       2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   4.41     $   5.75     $   7.87     $   8.78     $   9.00
=================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                  0.45+        0.53+        0.77+        0.88+        0.85+
  Net Realized and Unrealized Gain (Loss) on
   Investments                                           0.76        (1.16)       (1.96)       (0.89)       (0.10)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     1.21        (0.63)       (1.19)       (0.01)        0.75
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 (0.31)       (0.71)       (0.93)       (0.90)       (0.78)
  Net Realized Gain                                        --           --           --           --        (0.19)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.31)       (0.71)       (0.93)       (0.90)       (0.97)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   5.31     $   4.41     $   5.75     $   7.87     $   8.78
=================================================================================================================
TOTAL RETURN                                            28.69%      (12.54)%     (16.42)%      (0.40)%       8.67%
=================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $  1,329     $  6,890     $  9,603     $ 10,151     $  7,041
Ratio of Expenses to Average Net Assets (2)              0.76%        0.74%        0.72%        0.71%        0.64%
Ratio of Net Investment Income to Average
 Net Assets                                              8.90%        9.98%       11.32%       10.43%        9.50%
Portfolio Turnover Rate                                    97%          79%          67%          55%          45%
-----------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
      AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including  Expense Offsets and Refund of
        Filing Fees                                       0.75%        0.73%        0.71%        0.70%        0.63%
-----------------------------------------------------------------------------------------------------------------

+       Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

HIGH YIELD PORTFOLIO

                                                                                ADVISER CLASS
                                                           ---------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                           ---------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003         2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   4.40     $   5.72    $   7.85    $   8.76    $   8.99
====================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.42+        0.54+       0.72+       0.87+       0.84+
  Net Realized and Unrealized Gain (Loss) on Investments       0.78        (1.15)      (1.92)      (0.88)      (0.11)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.20        (0.61)      (1.20)      (0.01)       0.73
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.29)       (0.71)      (0.93)      (0.90)      (0.77)
  Net Realized Gain                                              --           --          --          --       (0.19)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.29)       (0.71)      (0.93)      (0.90)      (0.96)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $   5.31     $   4.40    $   5.72    $   7.85    $   8.76
====================================================================================================================
TOTAL RETURN                                                  28.54%      (12.24)%    (16.62)%     (0.42)%      8.44%
====================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                      $ 13,936     $ 13,178    $ 95,483    $ 22,781    $ 13,701
Ratio of Expenses to Average Net Assets (1)                    0.86%        0.84%       0.83%       0.81%       0.74%
Ratio of Net Investment Income to Average Net Assets           8.80%        9.88%      11.03%      10.34%       9.29%
Portfolio Turnover Rate                                          97%          79%         67%         55%         45%
--------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
      NET ASSETS:
      Reduction in Ratio of Expense/Increase in Ratio of
        Net Investment Income to Average Net Assets due
          to Expense Offsets and Refund of Filing Fees         0.85%        0.83%       0.82%       0.80%       0.73%
--------------------------------------------------------------------------------------------------------------------

+      Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FINANCIAL HIGHLIGHTS

INTERMEDIATE DURATION PORTFOLIO

                                                                                       INSTITUTIONAL CLASS
                                                               -----------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                                 2003         2002         2001         2000              1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.71     $  10.37     $   9.67     $   9.77     $       10.68
================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.28+        0.39+        0.57         0.67+             0.72
  Net Realized and Unrealized Gain (Loss) on Investments           0.14         0.43         0.69        (0.19)            (0.65)
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.42         0.82         1.26         0.48              0.07
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.36)       (0.48)       (0.56)       (0.58)            (0.76)
  Net Realized Gain                                               (0.28)          --           --           --             (0.22)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.64)       (0.48)       (0.56)       (0.58)            (0.98)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.49     $  10.71     $  10.37     $   9.67     $        9.77
================================================================================================================================
TOTAL RETURN                                                       4.12%        8.12%       13.42%        5.84%             0.64%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 23,991     $ 63,912     $ 50,814     $ 37,686     $      50,513
Ratio of Expenses to Average Net Assets (1)                        0.54%        0.54%        0.54%        0.54%             0.49%
Ratio of Net Investment Income to Average Net Assets               2.63%        3.73%        5.62%        6.95%             6.20%
Portfolio Turnover Rate                                              89%          61%          59%          76%               97%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets and Refund of Filing Fees                  0.54%        0.53%        0.54%        0.53%             0.48%

                                                                                        INVESTMENT CLASS
                                                               --------------------------------------------------------------------
                                                                            YEAR ENDED SEPTEMBER 30,                    PERIOD FROM
                                                               -----------------------------------------------    AUGUST 16, 1999**
                                                                                                                                 TO
SELECTED PER SHARE DATA AND RATIOS                                 2003         2002         2001         2000   SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.68     $  10.35     $   9.66     $   9.77     $        9.76
===================================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.26+        0.37+        0.54         0.65+             0.11
  Net Realized and Unrealized Gain (Loss) on Investments           0.15         0.43         0.70        (0.23)             0.04
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.41         0.80         1.24         0.42              0.15
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.35)       (0.47)       (0.55)       (0.53)            (0.14)
  Net Realized Gain                                               (0.28)          --           --           --                --
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.63)       (0.47)       (0.55)       (0.53)            (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.46     $  10.68     $  10.35     $   9.66     $        9.77
===================================================================================================================================
TOTAL RETURN                                                       3.97%        8.02%       13.24%        5.68%             1.49%++
===================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $ 99,441     $ 58,092     $ 35,094     $ 27,678     $       9,304
Ratio of Expenses to Average Net Assets (2)                        0.69%        0.69%        0.69%        0.69%             0.64%*
Ratio of Net Investment Income to Average Net Assets               2.48%        3.58%        5.47%        6.81%             8.99%*
Portfolio Turnover Rate                                              89%          61%          59%          76%               97%++
-----------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets Including
       Expense Offsets and Refund of Filing Fees                   0.69%        0.68%        0.69%        0.68%             0.63%*
-----------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.
++    Not Annualized.
*     Annualized
**    Initial offering of Investment Class shares.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     9.88     $     8.96     $     8.88     $    10.12     $    10.75
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.38+          0.39           0.28+          0.35           0.34
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                1.66           0.53           0.04          (1.15)         (0.41)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           2.04           0.92           0.32          (0.80)         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          --             --          (0.24)         (0.27)         (0.34)
  Net Realized Gain                                              --             --             --          (0.17)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          --             --          (0.24)         (0.44)         (0.56)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    11.92     $     9.88     $     8.96     $     8.88     $    10.12
===============================================================================================================================
TOTAL RETURN                                                  20.65%         10.27%          3.63%         (8.23)%        (0.93)%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $  114,932     $   94,474     $   77,363     $  112,456     $  125,981
Ratio of Expenses to Average Net Assets (1)                    0.56%          0.60%          0.55%          0.56%          0.52%
Ratio of Net Investment Income to Average Net Assets           3.51%          3.44%          3.31%          3.76%          3.68%
Portfolio Turnover Rate                                          41%            38%            71%            91%            64%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets                              0.56%          0.60%          0.55%          0.55%          0.52%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FINANCIAL HIGHLIGHTS

LIMITED DURATION PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    10.69     $    10.59     $    10.17     $    10.18     $    10.54
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.23+          0.39           0.59           0.60           0.68
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                0.05           0.14           0.42          (0.03)         (0.31)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.28           0.53           1.01           0.57           0.37
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.27)         (0.43)         (0.59)         (0.58)         (0.73)
  Net Realized Gain                                           (0.05)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.32)         (0.43)         (0.59)         (0.58)         (0.73)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    10.65     $    10.69     $    10.59     $    10.17     $    10.18
===============================================================================================================================
TOTAL RETURN                                                   2.65%          5.13%         10.23%          6.37%          3.61%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $  622,801     $  429,937     $  224,358     $  177,776     $  161,538
Ratio of Expenses to Average Net Assets (1)                    0.43%          0.44%          0.43%          0.42%          0.41%
Ratio of Net Investment Income to Average Net Assets           2.17%          3.45%          5.67%          6.61%          6.16%
Portfolio Turnover Rate                                          68%            72%            59%            57%           102%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO
    AVERAGE NET ASSETS:
      Ratio of Expenses to Average Net Assets
        Including Expense Offsets and Refund of Filing
        Fees                                                   0.43%          0.44%          0.43%          0.41%          0.41%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

MUNICIPAL PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    12.49     $    12.14     $    11.43     $    11.39     $    11.96
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.50+          0.47           0.48           0.62           0.55
  Net Realized and Unrealized Gain (Loss) on
    Investments                                               (0.01)          0.39           0.72           0.10          (0.53)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           0.49           0.86           1.20           0.72           0.02
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.45)         (0.51)         (0.49)         (0.62)         (0.59)
  Net Realized Gain                                              --             --             --          (0.06)            --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.45)         (0.51)         (0.49)         (0.68)         (0.59)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    12.53     $    12.49     $    12.14     $    11.43     $    11.39
===============================================================================================================================
TOTAL RETURN                                                   4.19%          7.27%         10.69%          6.66%          0.11%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $  313,999     $  245,257     $  164,504     $  115,217     $  121,917
Ratio of Expenses to Average Net Assets (1)                    0.50%          0.50%          0.51%          0.51%          0.51%
Ratio of Net Investment Income to Average Net Assets           4.01%          3.70%          4.03%          5.51%          4.72%
Portfolio Turnover Rate                                          47%            72%            70%            82%            88%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratios Before Expenses Waived/Reimbursed by
        Adviser:
        Expenses to Average Net Assets                         0.51%          0.52%          0.51%          0.51%          0.59%
        Net Investment Income to Average Net Assets            4.00%          4.14%          4.65%          4.30%          3.85%
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets and Refund of Filing Fees              0.50%          0.50%          0.50%          0.50%          0.50%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

                                                                                  INSTITUTIONAL CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     8.78     $    10.60     $    13.37     $    13.83     $    13.46
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.21+          0.25+          0.35+          0.44+          0.45+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                1.47          (1.75)         (2.07)          1.45           1.71
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.68          (1.50)         (1.72)          1.89           2.16
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.31)         (0.32)         (0.38)         (0.46)         (0.43)
  Net Realized Gain                                              --             --          (0.67)         (1.89)         (1.36)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.31)         (0.32)         (1.05)         (2.35)         (1.79)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    10.15     $     8.78     $    10.60     $    13.37     $    13.83
===============================================================================================================================
TOTAL RETURN                                                  19.48%        (14.60)%       (13.51)%        14.75%         16.99%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $  262,960     $  250,796     $  397,666     $  505,078     $  341,886
Ratio of Expenses to Average Net Assets (1)                    0.60%          0.59%          0.58%          0.58%          0.58%
Ratio of Net Investment Income to Average Net Assets           2.17%          2.37%          2.98%          3.29%          3.21%
Portfolio Turnover Rate                                          84%           133%           157%           162%           111%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets and Refund of Filing Fees              0.60%          0.59%          0.57%          0.57%          0.57%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    INVESTMENT CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     8.76     $    10.61     $    13.37     $    13.82     $    13.45
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.18+          0.23+          0.34+          0.42+          0.42+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                1.48          (1.78)         (2.08)          1.45           1.72
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.66          (1.55)         (1.74)          1.87           2.14
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.29)         (0.30)         (0.35)         (0.43)         (0.41)
  Net Realized Gain                                              --             --          (0.67)         (1.89)         (1.36)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.29)         (0.30)         (1.02)         (2.32)         (1.77)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    10.13     $     8.76     $    10.61     $    13.37     $    13.82
===============================================================================================================================
TOTAL RETURN                                                  19.28%        (15.03)%       (13.65)%        14.59%         16.84%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $    8,209     $    4,925     $    6,284     $    8,085     $      208
Ratio of Expenses to Average Net Assets (2)                    0.75%          0.74%          0.73%          0.73%          0.74%
Ratio of Net Investment Income to Average Net Assets           2.02%          2.22%          2.83%          3.13%          3.03%
Portfolio Turnover Rate                                          84%           133%           157%           162%           111%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets Included
        Expense Offsets and Refund of Filing Fees              0.75%          0.74%          0.72%          0.72%          0.72%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

2003 ANNUAL REPORT

September 30, 2003

FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

                                                                                     ADVISER CLASS
                                                         ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                             2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     8.77     $    10.57     $    13.34     $    13.80     $    13.43
===============================================================================================================================
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.18+          0.22+          0.33+          0.41+          0.42+
  Net Realized and Unrealized Gain (Loss) on
    Investments                                                1.46          (1.74)         (2.09)          1.44           1.71
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                           1.64          (1.52)         (1.76)          1.85           2.13
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.28)         (0.28)         (0.34)         (0.42)         (0.40)
  Net Realized Gain                                              --             --          (0.67)         (1.89)         (1.36)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (0.28)         (0.28)         (1.01)         (2.31)         (1.76)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $    10.13     $     8.77     $    10.57     $    13.34     $    13.80
===============================================================================================================================
TOTAL RETURN                                                  19.12%        (14.76)%       (13.79)%        14.46%         16.76%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                    $   59,254     $   51,761     $   57,172     $   33,928     $   29,210
Ratio of Expenses to Average Net Assets (1)                    0.85%          0.84%          0.84%          0.83%          0.83%
Ratio of Net Investment Income to Average Net Assets           1.92%          2.12%          2.77%          3.04%          2.97%
Portfolio Turnover Rate                                          84%           133%           157%           162%           111%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIOS TO AVERAGE
    NET ASSETS:
      Ratio of Expenses to Average Net Assets Including
        Expense Offsets and Refund of Filing Fees              0.85%          0.84%          0.83%          0.82%          0.82%
-------------------------------------------------------------------------------------------------------------------------------

+     Per share amount is based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 2003, the Fund was comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, Cash Reserves, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal and Balanced Portfolios, all of which except the International Fixed Income Portfolios are considered diversified for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures approved by the Board of Trustees, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. "Due from (to) Broker" includes initial margin and variation margin, as stated in the Statement of Net Assets.

     Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

     Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. SECURITIES SOLD SHORT: Each Portfolio, except Cash Reserves Portfolio, may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between
     (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

     CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securi-

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     ties or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

9. FOREIGN CURRENCY TRANSLATION AND FOREIGN CURRENCY EXCHANGE CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

     A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

     At September 30, 2003, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

     Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley for

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the fiscal year ended September 30, 2003, the investment advisory fees of each of the Portfolios were:

                                           VOLUNTARY EXPENSE LIMITATIONS
                                 ANNUAL -----------------------------------
                             INVESTMENT  INSTITUTIONAL  INVESTMENT  ADVISER
PORTFOLIO                  ADVISORY FEE          CLASS       CLASS    CLASS
---------------------------------------------------------------------------
Core Plus Fixed Income            0.375%            --%         --%      --%
Investment Grade Fixed
  Income                          0.375             --          --       --
U.S. Core Fixed Income            0.375           0.50          --     0.75
Cash Reserves                     0.250           0.32        0.47       --
High Yield                        0.450             --          --       --
Intermediate Duration             0.375             --          --       --
International Fixed Income        0.375             --          --       --
Limited Duration                  0.300             --          --       --
Municipal                         0.375           0.50          --       --
Balanced                          0.450             --          --       --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

Morgan Stanley Investment Management Limited ("MSIM Limited") serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-today investment decisions for the Portfolio and places certain of the Portfolio's MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. ("JPMIS") a corporate affiliate of JPMorgan Chase Bank, serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares' average daily net assets for the Investment Grade Fixed Income Portfolio.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offset" on the Statements of Operations.

F.   PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES. For the fiscal year ended September 30, 2003, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                         PURCHASES            SALES
PORTFOLIO                                    (000)            (000)
-------------------------------------------------------------------
Core Plus Fixed Income                 $ 3,630,280      $ 5,481,077
Investment Grade Fixed Income              479,549          503,319
U.S. Core Fixed Income                     442,543          436,861
High Yield                                 315,386          411,915
Intermediate Duration                      142,497           95,983
International Fixed Income                  36,313           47,561
Limited Duration                           453,878          212,447
Municipal                                  224,916          143,993
Balanced                                   248,180          327,797

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

  For the fiscal year ended September 30, 2003, purchases and sales of long-term U.S. government securities were:

                                         PURCHASES            SALES
PORTFOLIO                                    (000)            (000)
-------------------------------------------------------------------
Core Plus Fixed Income                 $ 1,066,821      $ 1,111,812
Investment Grade Fixed Income              132,413          132,061
U.S. Core Fixed Income                      54,770           59,671
Intermediate Duration                       23,715           23,292
Limited Duration                           216,740          101,402
Balanced                                    37,685           25,757

2. TRANSACTIONS WITH AFFILIATES: During the fiscal year ended September 30, 2003, the Balanced Portfolio paid brokerage commissions of approximately $2,000 to Morgan Stanley & Co., an affiliated broker/dealer.

3. SWAP AGREEMENTS: At September 30, 2003, the following Portfolios had open Swap Agreements:

                               NOTIONAL
                  TERMINATION   AMOUNT
COUNTERPARTY         DATE       (000)      TYPE   PAY                                RECEIVE
------------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Bank of America      1/30/04   $  31,000   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     1/30/04      29,000   TRS    4 month LIBOR                      Index Return(1)
                     9/30/04     107,050   IRS    fixed rate of 2.3932%              3 month LIBOR
                     2/27/04      22,500   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     9/28/12      40,750   IRS    fixed rate of 4.4685%              3 month LIBOR
Citigroup           10/31/03      25,000   TRS    3 month LIBOR less 35 basis points Index Return(2)
                     3/15/12      82,300   IRS    fixed rate of 5.99625%             3 month LIBOR
                     3/19/12      81,700   IRS    fixed rate of 6.0428%              3 month LIBOR
                     6/27/12      58,225   IRS    fixed rate of 5.3628%              3 month LIBOR
                     2/15/20      15,250   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     2/15/20      15,250   ZCS    at maturity                        compounded 3 month LIBOR less 2.75 basis point
                     2/15/20      53,000   ZCS    at maturity                        compounded 3 month LIBOR less 4.14 basis points
                     2/15/20      52,000   ZCS    at maturity                        compounded 3 month LIBOR less 4.882 basis
                                                                                       points
                     5/15/20      25,725   ZCS    at maturity                        compounded 3 month LIBOR less 6 basis points
                     5/15/20     117,850   ZCS    at maturity                        compounded 3 month LIBOR less 5.75 basis points
                     5/15/20      20,350   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     8/15/20      18,000   ZCS    at maturity                        compounded 3 month LIBOR less 7.25 basis points
                     5/15/21      10,000   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21      46,300   ZCS    at maturity                        compounded 3 month LIBOR less 5.75 basis points
                     5/15/21      23,150   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                     5/15/21      23,100   ZCS    at maturity                        compounded 3 month LIBOR less 3.0 basis points
                     5/15/21      16,000   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21      23,150   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis points
                    11/15/21      23,150   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
Credit Suisse First
  Boston             5/15/21      69,450   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21      69,300   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21      23,100   ZCS    at maturity                        compounded 3 month LIBOR
Deutsche Bank       11/14/07       5,000   CDS    fixed rate of 1.20%                upon the occurrence of a negative credit
                                                                                     event(3)
Goldman Sachs        6/27/12      63,475   IRS    fixed rate of 5.3776%              3 month LIBOR
                     2/15/20      17,700   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/20       7,275   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/20      10,000   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/21      15,500   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21      23,100   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21      40,525   ZCS    at maturity                        compounded 3 month LIBOR
                     8/15/22      18,000   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/22      23,100   ZCS    at maturity                        compounded 3 month LIBOR
                      4/5/32      41,625   IRS    fixed rate of 6.3291%              3 month LIBOR
                     6/27/32      31,600   IRS    fixed rate of 5.9745%              3 month LIBOR
Merrill Lynch       10/31/03       9,188   TRS    3 month LIBOR less 30 basis points Index Return(2)

                                NET UNREALIZED
                                  APPRECIATION
                  TERMINATION   (DEPRECIATION)
COUNTERPARTY         DATE                (000)
----------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Bank of America      1/30/04   $         1,874
                     1/30/04                --
                     9/30/04            (1,220)
                     2/27/04             1,142
                     9/28/12              (802)
Citigroup           10/31/03              (443)
                     3/15/12           (11,273)
                     3/19/12           (11,471)
                     6/27/12            (5,208)
                     2/15/20               343
                     2/15/20               331
                     2/15/20               860
                     2/15/20
                                           760
                     5/15/20               220
                     5/15/20               472
                     5/15/20               142
                     8/15/20                12
                     5/15/21              (141)
                     5/15/21               248
                     5/15/21               246
                     5/15/21               953
                     5/15/21               838
                    11/15/21                87
                    11/15/21                75
Credit Suisse First
  Boston             5/15/21                33
                     5/15/21               549
                     5/15/21               502
Deutsche Bank       11/14/07              (147)

Goldman Sachs        6/27/12            (5,748)
                     2/15/20               215
                     2/15/20                88
                     5/15/20               195
                     2/15/21                48
                    11/15/21               201
                    11/15/21                15
                     8/15/22              (270)
                    11/15/22               833
                      4/5/32            (7,118)
                     6/27/32            (3,713)
Merrill Lynch       10/31/03               540
                               ---------------
                                       (35,732)
                               ===============

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                               NOTIONAL
                  TERMINATION   AMOUNT
COUNTERPARTY         DATE       (000)      TYPE   PAY                                RECEIVE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Bank of America     11/28/03   $   3,900   TRS    3 month LIBOR less 60 basis points Index Return(1)
                    12/31/03       4,000   TRS    4 month LIBOR                      Index Return(1)
                     1/30/04       6,700   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     2/27/04       3,350   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     9/30/04      14,450   IRS    fixed rate of 2.3932%              3 month LIBOR
                     9/28/12       4,575   IRS    fixed rate of 4.4685%              3 month LIBOR
Citigroup           10/31/03       2,500   TRS    3 month LIBOR less 35 basis points Index Return(2)
                     3/19/12       9,875   IRS    fixed rate of 6.0428%              3 month LIBOR
                     6/27/12       7,300   IRS    fixed rate of 5.3628%              3 month LIBOR
                     8/16/12      12,380   IRS    fixed rate of 4.55%                3 month LIBOR
                     2/15/20       4,600   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     2/15/20       4,600   ZCS    at maturity                        compounded 3 month LIBOR less 2.75 basis points
                     2/15/20      16,100   ZCS    at maturity                        compounded 3 month LIBOR less 4.14 basis points
                     2/15/20       6,425   ZCS    at maturity                        compounded 3 month LIBOR less 4.882 basis
                                                                                       points
                     5/15/20       3,425   ZCS    at maturity                        compounded 3 month LIBOR less 6 basis points
                     5/15/20       2,950   ZCS    at maturity                        compounded 3 month LIBOR less 5.75 basis points
                     5/15/20       6,150   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     8/15/20       3,400   ZCS    at maturity                        compounded 3 month LIBOR less 7.25 basis points
                     5/15/21      16,000   ZCS    at maturity                        compounded 3 month LIBOR less 8 basis points
                     5/15/21       2,700   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       2,700   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       5,000   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       7,200   ZCS    at maturity                        compounded 3 month LIBOR less 3.75 basis points
                     5/15/21       3,600   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis points
                     5/15/21       3,475   ZCS    at maturity                        compounded 3 month LIBOR less 3.0 basis points
                     5/15/21       5,000   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21       3,600   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21       5,350   ZCS    at maturity                        compounded 3 month LIBOR less 3.7 basis points
                    11/15/21       3,600   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis points
                    5/28/32       12,375   IRS    fixed rate of 6.1328%              3 month LIBOR
Credit Suisse First
  Boston             5/15/21      10,800   ZCS    at maturity                        compounded 3 month LIBOR

                     5/15/21      10,425   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21       3,475   ZCS    at maturity                        compounded 3 month LIBOR
Goldman Sachs        2/15/20       1,200   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/20       2,550   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/20         675   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21       3,475   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21       6,325   ZCS    at maturity                        compounded 3 month LIBOR
                     8/15/22       3,400   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/22       3,475   ZCS    at maturity                        compounded 3 month LIBOR
                     6/27/32       2,925   IRS    fixed rate of 5.9745%              3 month LIBOR
Merrill Lynch       10/31/03         775   TRS    3 month LIBOR less 30 basis points Index Return(2)
                     3/12/13       4,500   IRS    fixed rate of 4.03%                3 month LIBOR

U.S. CORE FIXED INCOME PORTFOLIO
Bank of America     11/28/03         780   TRS    3 month LIBOR less 60 basis points Index Return(1)
                    12/31/03        780    TRS    4 month LIBOR                      Index Return(1)
                    1/30/04        6,100   TRS    3 month LIBOR less 50 basis points Index Return(1)
                    2/27/04        2,000   TRS    3 month LIBOR less 50 basis points Index Return(1)
                    9/30/04        8,350   IRS    fixed rate of 2.3932%              3 month LIBOR
                    9/28/12        3,850   IRS    fixed rate of 4.4685%              3 month LIBOR
Citigroup           10/31/03       2,000   TRS    3 month LIBOR less 35 basis points Index Return(2)

                                NET UNREALIZED
                                  APPRECIATION
                  TERMINATION   (DEPRECIATION)
COUNTERPARTY         DATE                (000)
----------------------------------------------
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Bank of America     11/28/03   $           198
                    12/31/03               203
                     1/30/04               405
                     2/27/04               170
                     9/30/04              (165)
                     9/28/12               (90)
Citigroup           10/31/03               (44)
                     3/19/12            (1,386)
                     6/27/12              (653)
                     8/16/12              (334)
                     2/15/20               103
                     2/15/20               100
                     2/15/20               261
                     2/15/20
                                            94
                     5/15/20                29
                     5/15/20                12
                     5/15/20                43
                     8/15/20                 2
                     5/15/21              (170)
                     5/15/21               (31)
                     5/15/21               (27)
                     5/15/21               (70)
                     5/15/21                39
                     5/15/21                38
                     5/15/21               143
                     5/15/21               262
                    11/15/21                13
                    11/15/21                 1
                    11/15/21                12
                    5/28/32             (1,754)
Credit Suisse First
  Boston             5/15/21                 4

                     5/15/21                83
                     5/15/21                75
Goldman Sachs        2/15/20                15
                     2/15/20                31
                     5/15/20                13
                    11/15/21                30
                    11/15/21                 2
                     8/15/22               (16)
                    11/15/22               125
                     6/27/32              (344)
Merrill Lynch       10/31/03                46
                     3/12/13                91
                               ---------------
                                        (2,441)
                               ===============

U.S. CORE FIXED INCOME PORTFOLIO
Bank of America     11/28/03                40
                    12/31/03                40
                    1/30/04                369
                    2/27/04                102
                    9/30/04                (95)
                    9/28/12                (76)
Citigroup           10/31/03               (35)

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                               NOTIONAL
                  TERMINATION   AMOUNT
COUNTERPARTY         DATE       (000)      TYPE   PAY                                RECEIVE
------------------------------------------------------------------------------------------------------------------------------------
U.S. CORE FIXED INCOME PORTFOLIO (CONT'D)
Citigroup            6/27/12    $  3,875   IRS    fixed rate of 5.3628%              3 month LIBOR
                     8/16/12       7,000   IRS    fixed rate of 4.55%                3 month LIBOR
                     7/21/13       1,750   IRS    fixed rate of 4.375%               3 month LIBOR
                     2/15/20       1,325   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     2/15/20       1,325   ZCS    at maturity                        compounded 3 month LIBOR less 2.75 basis points
                     2/15/20       4,550   ZCS    at maturity                        compounded 3 month LIBOR less 4.14 basis points
                     2/15/20       3,300   ZCS    at maturity                        compounded 3 month LIBOR less 4.882 basis
                                                                                       points
                     5/15/20       1,650   ZCS    at maturity                        compounded 3 month LIBOR less 6 basis points
                     5/15/20       9,750   ZCS    at maturity                        compounded 3 month LIBOR less 5.75 basis points
                     5/15/20       3,500   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis points
                     8/15/20       2,000   ZCS    at maturity                        compounded 3 month LIBOR less 7.25 basis points
                     5/15/21       2,000   ZCS    at maturity                        compounded 3 month LIBOR less 8 basis points
                     5/15/21       1,500   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       1,500   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       4,500   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21       4,350   ZCS    at maturity                        compounded 3 month LIBOR less 3.75 basis points
                     5/15/21       2,175   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis points
                     5/15/21       2,200   ZCS    at maturity                        compounded 3 month LIBOR less 3.0 basis points
                     5/15/21       6,750   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21       2,175   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21       3,000   ZCS    at maturity                        compounded 3 month LIBOR less 3.7 basis points
                    11/15/21       2,175   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis points
Credit Suisse First                               at maturity
  Boston             5/15/21       6,525   ZCS                                       compounded 3 month LIBOR
                     5/15/21       6,600   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21       2,200   ZCS    at maturity                        compounded 3 month LIBOR
Goldman Sachs       10/22/12       3,250   IRS    fixed rate of 4.754%               3 month LIBOR
                     2/15/20       1,100   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/20       1,175   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/20         675   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/21         500   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21       2,200   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21       3,800   ZCS    at maturity                        compounded 3 month LIBOR
                     8/15/22       2,000   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/22       2,200   ZCS    at maturity                        compounded 3 month LIBOR
                    10/21/32       4,700   IRS    fixed rate of 5.5044%              3 month LIBOR
Merrill Lynch       10/31/03         500   TRS    3 month LIBOR less 30 basis points Index Return(2)
                     3/12/13       2,250   IRS    fixed rate of 4.03%                3 month LIBOR

INTERMEDIATE DURATION PORTFOLIO
Bank of America      1/30/04       1,300   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     1/30/04       1,600   TRS    4 month LIBOR                      Index Return(1)
Citigroup            3/15/12       1,350   IRS    fixed rate of 5.99625%             3 month LIBOR
                     3/19/12       1,350   IRS    fixed rate of 6.0428%              3 month LIBOR
                    11/27/12       6,800   IRS    fixed rate of 4.6165%              3 month LIBOR
Merrill Lynch       10/31/03          88   TRS    3 month LIBOR less 30 basis points Index Return(2)

MUNICIPAL PORTFOLIO
Citigroup            8/15/20       5,000   ZCS    at maturity                        3 month LIBOR less 6.25 basis points
                     6/17/23      35,000   IRS    fixed rate of 4.396%               3 month LIBOR
Goldman Sachs        2/15/22      50,000   ZCS    at maturity                        compounded 3 month LIBOR
Lehman Brothers     11/01/03       7,500   TRS    1 month LIBOR plus 43 basis points Index Return(4)

                                NET UNREALIZED
                                  APPRECIATION
                  TERMINATION   (DEPRECIATION)
COUNTERPARTY         DATE                (000)
----------------------------------------------
U.S. CORE FIXED INCOME PORTFOLIO (CONT'D)
Citigroup            6/27/12   $          (347)
                     8/16/12              (189)
                     7/21/13                (5)
                     2/15/20                30
                     2/15/20                29
                     2/15/20                74
                     2/15/20                48
                     5/15/20                14
                     5/15/20                39
                     5/15/20                24
                     8/15/20                 1
                     5/15/21               (21)
                     5/15/21               (17)
                     5/15/21               (15)
                     5/15/21               (63)
                     5/15/21                23
                     5/15/21                23
                     5/15/21                91
                     5/15/21               354
                    11/15/21                 8
                    11/15/21               --@
                    11/15/21                 7
Credit Suisse First
  Boston             5/15/21                 3
                     5/15/21                52
                     5/15/21                48
Goldman Sachs       10/22/12              (131)
                     2/15/20                13
                     2/15/20                14
                     5/15/20                13
                     2/15/21                 2
                    11/15/21                19
                    11/15/21                 1
                     8/15/22               (10)
                    11/15/22                79
                    10/21/32              (216)
Merrill Lynch       10/31/03                29
                     3/12/13                45
                               ---------------
                                           414
                               ===============

INTERMEDIATE DURATION PORTFOLIO
Bank of America      1/30/04                79
                     1/30/04                --
Citigroup            3/15/12              (185)
                     3/19/12              (189)
                    11/27/12              (199)
Merrill Lynch       10/31/03                 5
                               ---------------
                                          (489)
                               ===============
MUNICIPAL PORTFOLIO
Citigroup            8/15/20                --
                     6/17/23             1,240
Goldman Sachs        2/15/22              (117)
Lehman Brothers     11/01/03             2,312
                               ---------------
                                         3,435
                               ===============

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

                               NOTIONAL
                  TERMINATION   AMOUNT
COUNTERPARTY         DATE       (000)      TYPE   PAY                                RECEIVE
------------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
BALANCED PORTFOLIO
Bank of America     11/28/03    $     135   TRS    3 month LIBOR less 60 basis points Index Return(1)
                    12/31/03          135   TRS    4 month LIBOR                      Index Return(1)
                     1/30/04        1,600   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     2/27/04          525   TRS    3 month LIBOR less 50 basis points Index Return(1)
                     9/30/04        2,850   IRS    fixed rate of 2.3932%              3 month LIBOR
                     9/28/12          950   IRS    fixed rate of 4.4685%              3 month LIBOR
Citigroup           10/31/03          800   TRS    3 month LIBOR less 35 basis points Index Return(2)
                     3/19/12        2,650   IRS    fixed rate of 6.0428%              3 month LIBOR
                     6/27/12        2,550   IRS    fixed Rate of 5.3628%              3 month LIBOR
                     6/28/12        1,750   IRS    fixed Rate of 5.2133%              3 month LIBOR
                     8/16/12        1,930   IRS    fixed Rate of 4.55%                3 month LIBOR
                     5/15/20        1,025   ZCS    at maturity                        compounded 3 month LIBOR less 3.1 basis
                                                                                        points
                     8/15/20          550   ZCS    at maturity                        compounded 3 month LIBOR less 7.25 basis
                                                                                        points
                     5/15/21        2,500   ZCS    at maturity                        compounded 3 month LIBOR less 8 basis points
                     5/15/21          400   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis
                                                                                        points
                     5/15/21          400   ZCS    at maturity                        compounded 3 month LIBOR less 7.5 basis points
                     5/15/21        1,000   ZCS    at maturity                        compounded 3 month LIBOR less 7.5
                                                                                        basis points
                     5/15/21        1,150   ZCS    at maturity                        compounded 3 month LIBOR less 3.75 basis
                                                                                        points
                     5/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR less 4.5
                                                                                        basis points
                     5/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR less 3.0 basis points
                    11/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR less 4.5 basis points
                    11/15/21          875   ZCS    at maturity                        compounded 3 month LIBOR less 3.7 basis points
                    11/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR less 4.25 basis
                                                                                        points
Credit Suisse First
  Boston             5/15/21        1,725   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21        1,725   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR
Goldman Sachs        2/15/20        2,550   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/20        1,175   ZCS    at maturity                        compounded 3 month LIBOR
                     5/15/20          950   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/21        1,175   ZCS    at maturity                        compounded 3 month LIBOR
                     2/15/21        1,000   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21          575   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/21        1,000   ZCS    at maturity                        compounded 3 month LIBOR
                     8/15/22          550   ZCS    at maturity                        compounded 3 month LIBOR
                    11/15/22          575   ZCS    at maturity                        compounded 3 month LIBOR
                     6/27/32        1,600   IRS    fixed rate of 5.9745%              3 month LIBOR
Merrill Lynch       10/31/03          400   TRS    3 month LIBOR less 30 basis points Index Return(2)
                     3/12/13          750   IRS    fixed rate of 4.03%                3 month LIBOR

                                NET UNREALIZED
                                  APPRECIATION
                  TERMINATION   (DEPRECIATION)
COUNTERPARTY         DATE                (000)
----------------------------------------------
BALANCED PORTFOLIO
Bank of America     11/28/03    $            7
                    12/31/03                 7
                     1/30/04                97
                     2/27/04                27
                     9/30/04               (33)
                     9/28/12               (19)
Citigroup           10/31/03               (14)
                     3/19/12              (372)
                     6/27/12              (228)
                     6/28/12              (137)
                     8/16/12               (52)
                     5/15/20                 7
                     8/15/20                --@
                     5/15/21               (27)
                     5/15/21                (5)
                     5/15/21                (4)
                     5/15/21               (14)
                     5/15/21                 6
                     5/15/21                 6
                     5/15/21                24
                    11/15/21                 2
                    11/15/21                --@
                    11/15/21                 2
Credit Suisse First
  Boston             5/15/21                 1
                     5/15/21                14
                     5/15/21                12
Goldman Sachs        2/15/20                31
                     2/15/20                14
                     5/15/20                19
                     2/15/21                 4
                     2/15/21                --@
                    11/15/21                 5
                    11/15/21                --@
                     8/15/22                (3)
                    11/15/22                21
                     6/27/32              (188)
Merrill Lynch       10/31/03                24
                     3/12/13                15
                                --------------
                                          (751)
                                ==============

  (1) Receive if positive (pay if negative), the total rate of return on the Banc of America Securities LLC AAA 10-year Commercial Mortgage-Backed Securities Daily Index.

  (2) Receive if positive (pay if negative), the total rate of return on the Commercial Mortgage-Backed Securities AAA Custom Index.

  (3) Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy by the issuer, respectively, of Cooper Tire and Rubber Co. 7.75% Bond Maturing 12/15/2009.

  (4) Receive if positive (pay if negative), the total rate of return on the Lehman Brothers CMBS Index.

  CDS -- Credit Default Swap
  IRS -- Interest Rate Swap
  TRS -- Total Return Swap
  ZCS -- Zero Coupon Interest Rate Swap
  @ -- Amount is less than $500.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

G. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash or securities as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of loaned securities and related collateral outstanding at September 30, 2003 are as follows:

                                       VALUE OF
                                         LOANED       VALUE OF
                                     SECURITIES     COLLATERAL
PORTFOLIO                                 (000)          (000)
--------------------------------------------------------------
Core Plus Fixed Income                $ 307,633      $ 310,771
Investment Grade Fixed Income            89,360         90,095
U.S. Core Fixed Income                   71,049         71,872
High Yield                               64,574         65,392
Balanced                                  9,874          9,920

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                  NET INTEREST
                                                     EARNED BY
                                                     PORTFOLIO
PORTFOLIO                                                 (000)
--------------------------------------------------------------
Core Plus Fixed Income                               $     570
Investment Grade Fixed Income                              133
U.S. Core Fixed Income                                      64
High Yield                                                 177
Balanced                                                    59

H. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Cash Reserves Portfolio which are declared daily and paid monthly and Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of the Municipal distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

                                             2003           2002
                                         DISTRIBUTIONS   DISTRIBUTIONS
                                          PAID FROM:      PAID FROM:
                                  ------------------------------------
                                     ORDINARY     LONG-TERM   ORDINARY
                                       INCOME  CAPITAL GAIN     INCOME
PORTFOLIO                               (000)         (000)      (000)
----------------------------------------------------------------------
Core Plus Fixed Income              $ 267,294       $    --  $ 261,898
Investment Grade Fixed Income          28,788           666     17,261
U.S. Core Fixed Income                 20,574           199     11,282
Cash Reserves                           1,432            --      2,539
High Yield                             24,256            --     81,395
Intermediate Duration                   6,936         1,160      4,621
Limited Duration                       14,833           688     11,264
Municipal                              10,489            --      8,022
Balanced                               10,117            --     13,362

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net

2003 ANNUAL REPORT

September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED   UNDISTRIBUTED
                                       ORDINARY       LONG-TERM
                                         INCOME    CAPITAL GAIN
PORTFOLIO                                 (000)           (000)
---------------------------------------------------------------
Core Plus Fixed Income                 $ 42,991            $ --
Investment Grade Fixed Income             6,776              --
U.S. Core Fixed Income                    4,367              --
Cash Reserves                               105              --
High Yield                                6,651              --
Intermediate Duration                       731              --
International Fixed Income               13,791              --
Limited Duration                          1,417              --
Municipal                                 1,292              --
Balanced                                  2,116

At September 30, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                            NET
                                                                     UNREALIZED
                                                                   APPRECIATION
                               COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
PORTFOLIO                     (000)         (000)         (000)           (000)
-------------------------------------------------------------------------------
Core Plus Fixed
  Income                $ 4,269,245     $ 120,130     $ (76,695)       $ 43,435
Investment Grade
  Fixed Income              817,432        20,187        (5,190)         14,997
U.S. Core Fixed
  Income                    484,005        12,935        (3,525)          9,410
Cash Reserves               140,062            --            --              --
High Yield                  456,976        26,010       (79,274)        (53,264)
Intermediate Duration       155,498         4,283          (484)          3,799
International Fixed
  Income                     86,420        12,657          (184)         12,473
Limited Duration            727,249         9,305          (767)          8,538
Municipal                   326,276        18,729        (2,646)         16,083
Balanced                    359,061        21,811        (9,179)         12,632

At September 30, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                              EXPIRATION DATE
                               SEPTEMBER 30,
                                   (000)
                     ---------------------------------------------------------
PORTFOLIO             2007      2008      2009      2010       2011      TOTAL
------------------------------------------------------------------------------
Core Plus Fixed
  Income             $  --  $     --  $     --  $     --   $ 53,942  $ 53,942
Investment Grade
  Fixed Income          --        --        --        --         --         --
U.S. Core Fixed
  Income                --        --        --        --         --         --
Cash Reserves           --        --        --        --          5          5
High Yield             718    12,236    26,962    20,212    183,778    243,906
Intermediate
  Duration              --        --        --        --        280        280
International
  Fixed Income          --        --     1,259        57         --      1,316
Limited Duration        --        --                  --         --         --
Municipal               --        --       281        --        171        452
Balanced                --        --     4,254    38,924     40,947     84,125

In addition to the $243,906,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $63,437,000 has been brought forward as a result of the Portfolio. The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2006-2011.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2003, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2002 and September 30, 2003 up to the following amounts:

                                                POST-OCTOBER
                                       ------------------------------
                                       CAPITAL LOSSES CURRENCY LOSSES
PORTFOLIO                                       (000)           (000)
---------------------------------------------------------------------
Core Plus Fixed Income                      $   2,277           $  --
Investment Grade Fixed Income                     658               8
U.S. Core Fixed Income                          3,967              --
Cash Reserves                                      --              --
High Yield                                    206,433             446
Intermediate Duration                             269               3
International Fixed Income                         --              --
Limited Duration                                  463              --
Municipal                                       5,315              --
Balanced                                        8,434              --

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

I. REFUND OF FILING FEES. Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $337,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Refund of Filing Fees".

J. OTHER. At September 30, 2003, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 2003, approximately 53.3% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio's net assets:

                                                                 % OF
                                                          PORTFOLIO'S
INSURERS                                                   NET ASSETS
---------------------------------------------------------------------
MBIA                                                             18.0%
AMBAC                                                            10.2
FGIC                                                             14.1
FSA                                                              11.0

At September 30, 2003, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                        PERCENTAGE OF OWNERSHIP
                                   ----------------------------------
                                   INSTITUTIONAL  INVESTMENT  ADVISER
PORTFOLIO                                  CLASS       CLASS    CLASS
---------------------------------------------------------------------
Core Plus Fixed Income                  20.9%        85.4%     72.5%
Investment Grade Fixed Income           50.1           --      54.9
U.S. Core Fixed Income                  65.7           --      94.2
Cash Reserves                           71.0        100.0        --
High Yield                              45.5         95.7      72.9
Intermediate Duration                   86.6         98.0        --
International Fixed Income              84.3           --        --
Limited Duration                        85.9           --        --
Municipal                               39.4           --        --
Balanced                                81.0         99.5      91.1

K. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED). On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Trustees, effective July 31, 2003:

                                                  VOTES IN      VOTES
                                                  FAVOR OF    AGAINST
---------------------------------------------------------------------
Michael Bozic                                  905,751,024  3,948,484
Charles A. Fiumefreddo                         905,751,256  3,948,252
Edwin J. Garn                                  905,235,651  4,463,857
Wayne E. Hedien                                905,751,024  3,948,484
James F. Higgins                               905,751,256  3,948,252
Dr. Manuel H. Johnson                          905,751,256  3,948,252
Philip J. Purcell                              905,684,325  4,015,183

Also effective July 31, 2003, in connection with a reconstitution of the Fund's Board of Trustees, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr., William G. Morton, Jr., Ronald E. Robison, and Mitchell M. Merin have resigned from the Board of Trustees.

2003 ANNUAL REPORT

September 30, 2003

INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust


We have audited the accompanying statements of net assets of the Core Plus Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, U.S. Core Fixed Income Portfolio, Cash Reserves Portfolio, High Yield Portfolio, Intermediate Duration Portfolio, International Fixed Income Portfolio, Limited Duration Portfolio, Municipal Portfolio and Balanced Portfolio, (the "Funds") (ten of the portfolios constituting Morgan Stanley Institutional Fund Trust) as of September 30, 2003, and the related statements of operations for the year then ended, the statements of cash flows for the Core Plus Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, U.S. Core Fixed Income Portfolio, Intermediate Duration Portfolio, Limited Duration Portfolio, Municipal Portfolio and Balanced Portfolio for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on those financial highlights. The financial highlights for the year ended September 30, 1999 were audited by other auditors whose report, dated November 19, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned ten Funds of Morgan Stanley Institutional Fund Trust at September 30, 2003, the results of their operations for the year then ended, the cash flows for the aforementioned seven portfolios for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
November 14, 2003

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended September 30, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each applicable Portfolio were:

               PORTFOLIO                                    AMOUNT
               ---------------------------------------------------
               High Yield                                      2.2%
               Balanced                                       32.9

For the year ended September 30, 2003, qualified dividend income for each applicable Portfolio totaled:

                                                        QUALIFYING
                                                          DIVIDEND
                                                            INCOME
               PORTFOLIO                                     (000)
               ---------------------------------------------------
               Balanced                                   $  1,787

For the year ended September 30, 2003, the percentage of income earned from direct U.S. Treasury Obligations was as follows.

                                                            INCOME
                                                            EARNED
               PORTFOLIO                                      (000)
               ----------------------------------------------------
               Core Plus Fixed Income                         22.8%
               Investment Grade Fixed Income                  33.9
               U.S. Core Fixed Income                         39.2
               Cash Reserves                                  18.4
               Intermediate Duration                          19.1
               International Fixed Income                      1.2
               Limited Duration                               23.8
               Municipal                                       1.2
               Balanced                                       15.9

* The information reported in this notice may differ from the information shareholders receive for the calendar year ending December 31, 2003. Amounts for the calendar year ending December 31, 2003 will be provided with Form 1099-DIV to be mailed on or before January 31, 2004.

2003 ANNUAL REPORT

September 30, 2003

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES:

                                             TERM OF
                                             OFFICE                                        NUMBER OF
                                             AND                                           PORTFOLIOS IN
                            POSITION(S) HELD LENGTH OF                                     FUND COMPLEX
NAME, AGE AND ADDRESS OF    WITH             TIME       PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
TRUSTEE                     REGISTRANT       SERVED*    PAST 5 YEARS                       TRUSTEE**     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Michael Bozic (62)          Trustee          Trustee    Retired; Director or Trustee of    211           Director of Weirton Steel
1 Trimont Lane                               since      the Retail Funds and the TCW/DW                  Corporation.
Apartment 1000A                              2003       Term Trust 2003 and the
Pittsburgh, PA 15211                                    Institutional Funds; formerly
                                                        Vice Chairman of Kmart
                                                        Corporation, Chairman
                                                        and Chief Executive
                                                        Officer of Levitz
                                                        Furniture Corporation
                                                        and President and Chief
                                                        Executive Officer of
                                                        Hills Department Stores;
                                                        formerly variously
                                                        Chairman, Chief
                                                        Executive Officer,
                                                        President and Chief
                                                        Operating Officer of the
                                                        Sears Merchandise Group
                                                        of Sears, Roebuck & Co.

Edwin J. Garn (70)          Trustee          Trustee    Director or Trustee of the         211           Director of Franklin
Summit Ventures LLC                          since      Retail Funds and the TCW/DW                      Covey (time management
One Utah Center                              2003       Term Trust 2003 and the                          systems), BMW Bank of
201 South Main Street                                   Institutional Funds; member of                   North America, Inc.
Salt Lake City, UT 84111                                the Utah Regional Advisory                       (industrial loan
                                                        Board of Pacific Corp.;                          corporation), United
                                                        formerly, United States Senator                  Space Alliance (joint
                                                        (R- Utah) and Chairman, Senate                   venture between Lockheed
                                                        Banking Committee, Mayor of                      Martin and The Boeing
                                                        Salt Lake City, Utah,                            Company) and Nuskin Asia
                                                        Astronaut, Space Shuttle                         Pacific (multilevel
                                                        Discovery and Vice Chairman,                     marketing); member of the
                                                        Huntsman Corporation                             board of various civic
                                                        (chemical company).                              and charitable
                                                                                                         organizations.

Wayne E. Hedien (69)        Trustee          Trustee    Retired; Director or Trustee of    211           Director of the PMI Group
WEH Associates                               since      the Retail Funds and TCW/DW                      Inc. (private mortgage
5750 Old Orchard Road                        2003       Term Trust 2003 and the                          insurance); Trustee and
Suite 530                                               Institutional Funds; formerly                    Vice Chairman of the
Skokie, IL 60077                                        associated with the Allstate                     Field Museum of Natural
                                                        Companies, most recently as                      History; director of
                                                        Chairman of The Allstate                         various other
                                                        Corporation and Chairman and                     business and charitable
                                                        Chief Executive Officer of its                   organizations.
                                                        wholly-owned subsidiary,
                                                        Allstate Insurance Company.

Dr. Manuel H. Johnson (54)  Trustee          Trustee    Chairman of the Audit Committee    211           Director of NVR, Inc.
Johnson Smick Group, Inc.                    since      and Director or Trustee of the                   (home construction);
2099 Pennsylvania Avenue,                    2003       Retail Funds and TCW/DW Term                     Chairman and Trustee of
NW Suite 950                                            Trust 2003 and the                               the Financial Accounting
Washington, D.C. 20006                                  Institutional Funds; Senior                      Foundation (oversight
                                                        Partner, Johnson Smick                           organization of the
                                                        International, Inc. (consulting                  Financial Accounting
                                                        firm); Co-Chairman and a                         Standards Board);
                                                        founder of the Group of Seven                    Director of RBS Greenwich
                                                        Council (G7C), an international                  Capital Holdings
                                                        economic commission; formerly,                   (financial holdings
                                                        Vice Chairman of the Board of                    company).
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S. Treasury.

Joseph J. Kearns (61)       Trustee          Trustee    Deputy Chairman of the Audit       212           Director of Electro Rent
Kearns & Associates LLC                      since      Committee and Director or                        Corporation (equipment
PMB754                                       1994       Trustee of the Retail Funds and                  leasing), The Ford
23852 Pacific Coast                                     TCW/DW Term Trust 2003 and the                   Family Foundation and the
Highway                                                 Institutional Funds; previously                  UCLA Foundation.
Malibu, CA 90265                                        Chairman of the Audit Committee
                                                        of the Institutional Funds;
                                                        President, Kearns & Associates
                                                        LLC (investment consulting);
                                                        formerly, CFO of The J. Paul
                                                        Getty Trust.

Michael Nugent (67)         Trustee          Trustee    Chairman of the Insurance          211           Director of various
Triumph Capital, L.P.                        since      Committee and Director or                        business organizations.
445 Park Avenue, 10th                        2001       Trustee of the Retail Funds and
Floor                                                   TCW/DW Term Trust 2003 and the
New York, NY 10022                                      Institutional Funds; General
                                                        Partner of Triumph Capital,
                                                        L.P., (private investment
                                                        partnership); formerly, Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation.

Fergus Reid (71)            Trustee          Trustee    Director or Trustee of the         212           Trustee and Director of
Lumelite Plastics                            since      Retail Funds and TCW/DW Term                     certain investment
85 Charles Coleman Blvd.                     2001       Trust 2003 and the                               companies in the JPMorgan
Pawling, NY 12564                                       Institutional Funds; Chairman                    Funds complex managed by
                                                        of Lumelite Plastics                             JP Morgan Investment
                                                        Corporation.                                     Management Inc.

                                                  2003 ANNUAL REPORT

                                                  September 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)

INTERESTED TRUSTEES

                                             TERM OF
                                             OFFICE                                        NUMBER OF
                                             AND                                           PORTFOLIOS IN
                            POSITION(S) HELD LENGTH OF                                     FUND COMPLEX
NAME, AGE AND ADDRESS OF    WITH             TIME       PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
TRUSTEE                     REGISTRANT       SERVED*    PAST 5 YEARS                       TRUSTEE**     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Fiumefreddo (70) Chairman         Chairman   Chairman and Director or           211           None
Morgan Stanley Funds        and Trustee      and        Trustee of the Retail Funds and
Harborside Financial                         trustee    TCW/DW Term Trust 2003 and the
Center                                       since 2003 Institutional Funds; formerly,
Plaza Two 3rd Floor                                     Chief Executive Officer of the
Jersey City, NJ 07311                                   Retail Funds and TCW/DW Term
                                                        Trust 2003.

James F. Higgins (55)       Trustee          Trustee    Director or Trustee of the         211           Director of AXA
Morgan Stanley                               since      Retail Funds and TCW/DW Term                     Financial, Inc. and The
Harborside Financial                         2003       Trust 2003 and the                               Equitable Life Assurance
Center                                                  Institutional Funds; Senior                      Society of the United
Plaza Two 2nd Floor                                     Advisor of Morgan Stanley;                       States (financial
Jersey City, NJ 07311                                   Director of Morgan Stanley                       services).
                                                        Distributors Inc. and Dean
                                                        Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley and
                                                        President and Chief Operating
                                                        Officer of Individual
                                                        Securities of Morgan Stanley.

Philip J. Purcell (60)      Trustee          Trustee    Director or Trustee of the         211           Director of American
Morgan Stanley                               since 2003 Retail Funds and TCW/DW Term                     Airlines, Inc. and its
1585 Broadway 39th Floor                                Trust 2003 and the                               parent company, AMR
New York, NY 10036                                      Institutional Funds; Chairman                    Corporation.
                                                        of the Board of Directors and
                                                        Chief Executive Officer of
                                                        Morgan Stanley and Morgan
                                                        Stanley DW Inc.; Director of
                                                        Morgan Stanley Distributors
                                                        Inc.; Chairman of the Board of
                                                        Directors and Chief Executive
                                                        Officer of Novus Credit
                                                        Services Inc.; Director and/or
                                                        officer of various Morgan
                                                        Stanley subsidiaries.

----------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investments
   LP ("MSI") that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. ("MSIM"), Morgan Stanley Investment Advisors Inc. ("MSIA") and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additonal Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2003 ANNUAL REPORT

September 30, 2003

TRUSTEE AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                                    TERM OF
                                                    OFFICE
                                                    AND
                              POSITION(S)HELD       LENGTH OF
NAME, AGE AND ADDRESS OF      WITH                  TIME           PRINCIPAL OCCUPATION(S) DURING
EXECUTIVE OFFICER             REGISTRANT            SERVED*        PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Mitchell M. Merin (50)        President             President      President and Chief Operating Officer of Morgan Stanley
Morgan Stanley Investment                           since 2003     Investment Management Inc.; President, Director and Chief
Management Inc.                                                    Executive Officer of Morgan Stanley Investment Advisors, Inc.
1221 Avenue of the Americas                                        and Morgan Stanley Services Company Inc.; Chairman, Chief
33rd Floor                                                         Executive Officer and Director of Morgan Stanley Distributors
New York, NY 10020                                                 Inc.; Chairman and Director of Morgan Stanley Trust; Director
                                                                   of various Morgan Stanley subsidiaries; President of Morgan
                                                                   Stanley Investments LP; President of the Institutional Funds
                                                                   and President of the Retail Funds and TCW/DW Term Trust 2003;
                                                                   Trustee and President of the Van Kampen Closed-End funds;
                                                                   Trustee and President of the Van Kampen Open-End funds.

Ronald E. Robison (64)        Executive             Executive      Chief Global Operations Officer and Managing Director of Morgan
Morgan Stanley Investment     Vice                  Vice           Stanley Investment Management Inc.; Managing Director of Morgan
Management Inc.               President and         President      Stanley & Co. Incorporated; Managing Director of Morgan
1221 Avenue of the Americas   Principal             and            Stanley; Managing Director, Chief Administrative Officer and
34th Floor                    Executive             Principal      Director of Morgan Stanley Investment Advisors Inc. and Morgan
New York, NY 10020            Officer               Executive      Stanley Services Company Inc.; Chief Executive Officer and
                                                    Officer        Director of Morgan Stanley Trust; Executive Vice President and
                                                    since          Principal Executive Officer of the Retail Funds and TCW/DW Term
                                                    2003           Trust 2003; previously President of the Institutional Funds and
                                                                   Director of the Institutional Funds.

Barry Fink (48)               Vice                  Vice           General Counsel and Managing Director of Morgan Stanley
Morgan Stanley Investment     President             President      Investment Management; Managing Director, Secretary and
Management Inc.                                     since 2003     Director of Morgan Stanley Investment Advisors Inc. and Morgan
1221 Avenue of the Americas                                        Stanley Services Company Inc.; Assistant Secretary of Morgan
22nd Floor                                                         Stanley DW Inc.; Chief Legal Officer of Morgan Stanley
New York, NY 10020                                                 Investments LP; Vice President and General Counsel of the
                                                                   Retail Funds and TCW/DW Term Trust 2003; Vice President and
                                                                   Secretary of Morgan Stanley Distributors Inc.; previously
                                                                   Secretary of the Retail Funds; previously Vice President and
                                                                   Assistant General Counsel of Morgan Stanley Investment Advisors
                                                                   Inc. and Morgan Stanley Services Company Inc.

Joseph J. McAlinden (60)      Vice                  Vice           Managing Director and Chief Investment Officer of Morgan
Morgan Stanley Investment     President             President      Stanley Investment Advisors Inc., Morgan Stanley Investment
Management Inc.                                     since 2003     Management Inc. and Morgan Stanley Investments LP; Director of
1221 Avenue of the Americas                                        Morgan Stanley Trust, Chief Investment Officer of the Van
33rd Floor                                                         Kampen Funds; Vice President of the Institutional Funds and the
New York, NY 10020                                                 Retail Funds.

Stefanie V. Chang (36)        Vice                  Vice           Executive Director of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment     President             President      Morgan Stanley Investment Management Inc. and Vice President of
Management Inc.                                     since 2001     the Institutional Funds and the Retail Funds; formerly
1221 Avenue of the Americas                                        practiced law with the New York law firm of Rogers & Wells (now
22nd Floor                                                         Clifford Chance US LLP).
New York, NY 10020

James W. Garrett (34)         Treasurer and         Treasurer      Executive Director of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment     Chief                 since 2002     Morgan Stanley Investment Management Inc.; Treasurer and Chief
Management Inc.               Financial             CFO since      Financial Officer of the Institutional Funds; Previously with
1221 Avenue of the Americas   Officer               2003           PriceWaterhouse LLP (now PriceWaterhouseCoopers LLP).
34th Floor
New York, NY 10020

Michael J. Leary (37)         Assistant             Assistant      Assistant Director and Vice President of Fund Administration,
J.P. Morgan Investor Services Treasurer             Treasurer      J.P. Morgan Investor Services Co. (formerly Chase Global Funds
Co.                                                 since 2003     Company); formerly Audit Manager at Ernst & Young LLP.
73 Tremont Street
Boston, MA 02108

Mary E. Mullin (36)           Secretary             Secretary      Vice President of Morgan Stanley & Co. Incorporated and Morgan
Morgan Stanley Investment                           since 2001     Stanley Investment Management Inc., Secretary of the
Management Inc.                                                    Institutional Funds and the Retail Funds; formerly practiced law
1221 Avenue of the Americas                                        with the New York firms of McDermott, Will & Emery and Skadden,
22nd Floor                                                         Arps, Slate, Meagher & Florm LLP.
New York, NY 10020

----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

2003 ANNUAL REPORT

September 30, 2003


INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

DISTRIBUTOR
Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

Additionally, a description of the Trust's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 354-8185.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


Morgan Stanley Investment Management Inc.
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser: (610) 940-5000 - MSIF Trust (800) 354-8185

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                 935-fbmann-1103

ITEM 2.  CODE OF ETHICS.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Trust's Code of Ethics is attached hereto as Exhibit A.
     (2) Not applicable.
     (3) Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Applicable only for reports covering fiscal years ending on or after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Applicable only to annual reports filed by closed-end funds.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate Certification for each Principal Executive Officer and Senior Financial Officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    November 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    November 19, 2003

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    November 19, 2003